UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2011

Item 1:	Report(s) to Shareholders.

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Strategic Allocation Funds:

Balanced Strategy Fund

Diversified Equity Strategy Fund

Diversified Income Strategy Fund

Growth & Income Strategy Fund

For the six-month period ended May 31, 2011

Lord Abbett Investment Trust

Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund, and Growth & Income Strategy Fund Semiannual Report

For the six-month period ended May 31, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended May 31, 2011. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 through May 31, 2011).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 12/1/10 – 5/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Balanced Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A*
Actual	$1,000.00	$1,115.90	$1.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.36	$1.61
Class B
Actual	$1,000.00	$1,111.30	$5.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.97	$5.04
Class C
Actual	$1,000.00	$1,110.90	$5.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.84
Class F
Actual	$1,000.00	$1,117.20	$0.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.50
Class I
Actual	$1,000.00	$1,116.60	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class P
Actual	$1,000.00	$1,114.60	$2.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class R2
Actual	$1,000.00	$1,113.00	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.96	$3.02
Class R3
Actual	$1,000.00	$1,114.20	$2.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.47	$2.47

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.31% for Class A, 1.00% for Class B, 0.96% for Class C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.60% for Class R2 and 0.49% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*	The annualized expense ratio for Class A has been restated to 0.25%. Had this restated expense ratio been in place throughout the most recent fiscal half-year, the expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$1.32	$1.26

3

Balanced Strategy Fund (concluded)

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2011

Portfolio Allocation	%*
Equity	63.92%
Fixed Income	36.02%
Short-Term Investment	0.06%
Total	100.00%

*	Represents percent of total investments.

4

Diversified Equity Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A*
Actual	$1,000.00	$1,142.80	$1.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.38	$1.56
Class B
Actual	$1,000.00	$1,139.50	$5.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class C
Actual	$1,000.00	$1,139.00	$5.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.21	$4.78
Class F
Actual	$1,000.00	$1,144.00	$0.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.44	$0.50
Class I
Actual	$1,000.00	$1,144.40	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class P
Actual	$1,000.00	$1,142.00	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class R2
Actual	$1,000.00	$1,141.30	$3.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.96	$3.02
Class R3
Actual	$1,000.00	$1,141.50	$2.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.45	$2.52

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.31% for Class A, 1.00% for Class B, 0.95% for Class C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*	The annualized expense ratio for Class A has been restated to 0.25%. Had this restated expense ratio been in place throughout the most recent fiscal half-year, the expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$1.34	$1.26

5

Diversified Equity Strategy Fund (concluded)

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2011

Portfolio Allocation	%*
Equity	99.89%
Short-Term Investment	0.11%
Total	100.00%

*	Represents percent of total investments.

6

Diversified Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A*
Actual	$1,000.00	$1,088.00	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.37	$1.56
Class B
Actual	$1,000.00	$1,084.30	$5.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class C
Actual	$1,000.00	$1,084.50	$5.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.01	$4.99
Class F
Actual	$1,000.00	$1,089.20	$0.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.44	$0.50
Class I
Actual	$1,000.00	$1,089.90	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class P
Actual	$1,000.00	$1,087.40	$2.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.83	$2.12
Class R2
Actual	$1,000.00	$1,086.50	$3.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.97	$2.97
Class R3
Actual	$1,000.00	$1,087.00	$2.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.46	$2.52

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.31% for Class A, 1.00% for Class B, 0.99% for Class C, 0.10% for Class F, 0.00% for Class I, 0.42% for Class P, 0.59% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*	The annualized expense ratio for Class A has been restated to 0.25%. Had this restated expense ratio been in place throughout the most recent fiscal half-year, the expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$1.30	$1.26

7

Diversified Income Strategy Fund (concluded)

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2011

Portfolio Allocation	%*
Equity	30.23%
Fixed Income	69.55%
Short-Term Investment	0.22%
Total	100.00%

*	Represents percent of total investments.

8

Growth & Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A*
Actual	$1,000.00	$1,124.20	$1.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.37	$1.56
Class B
Actual	$1,000.00	$1,120.20	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.04
Class C
Actual	$1,000.00	$1,121.30	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.17	$4.78
Class F
Actual	$1,000.00	$1,125.60	$0.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.50
Class I
Actual	$1,000.00	$1,126.20	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class P
Actual	$1,000.00	$1,123.60	$2.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.96	$1.97
Class R2
Actual	$1,000.00	$1,122.80	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.96	$3.02
Class R3
Actual	$1,000.00	$1,123.10	$2.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.45	$2.52

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.31% for Class A, 1.00% for Class B, 0.95% for Class C, 0.10% for Class F, 0.00% for Class I, 0.39% for Class P, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*	The annualized expense ratio for Class A has been restated to 0.25%. Had this restated expense ratio been in place throughout the most recent fiscal half-year, the expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$1.32	$1.26

9

Growth & Income Strategy Fund (concluded)

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2011

Portfolio Allocation*	%*
Equity	77.48%
Fixed Income	22.37%
Short-Term Investment	0.15%
Total	100.00%

*	Represents percent of total investments.

10

Schedule of Investments (unaudited)

BALANCED STRATEGY FUND May 31, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.05%
Lord Abbett Affiliated Fund, Inc.–Class I(b)	20,472,739	$250,382
Lord Abbett Bond–Debenture Fund, Inc.–Class I(c)	25,974,858	209,357
Lord Abbett Research Fund, Inc.–Capital Structure Fund–Class I(d)	19,930,303	250,325
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I(e)	5,888,611	179,603
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)–Class I(f)	4,139,244	29,016
Lord Abbett Investment Trust–Floating Rate Fund–Class I(g)	7,766,684	72,851
Lord Abbett Investment Trust–High Yield Fund–Class I(c)	27,868,625	224,064
Lord Abbett Securities Trust– International Core Equity Fund–Class I(h)	5,790,397	76,665
Lord Abbett Securities Trust– International Dividend Income Fund–Class I(i)	20,691,341	193,050

Total Investments in Underlying Funds (cost $1,389,053,383)		1,485,313

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $890,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 6/10/2011; value: $890,000; proceeds: $871,403 (cost $871,402)	$871	$871

Total Investments in Securities 100.11% (cost $1,389,924,785)		1,486,184

Liabilities in Excess of Other Assets (0.11)%		(1,572)

Net Assets 100.00%		$1,484,612

(a)	Affiliated issuers (see Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek current income and capital appreciation.
(e)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.

See Notes to Financial Statements.

11

Schedule of Investments (unaudited)

DIVERSIFIED EQUITY STRATEGY FUND May 31, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.90%
Lord Abbett Affiliated Fund, Inc.–Class I(b)	2,413,112	$29,512
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I(c)	1,295,047	39,499
Lord Abbett Developing Growth Fund, Inc.–Class I*(d)	394,116	9,995
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I(b)	1,413,899	19,752
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I*(e)	761,773	19,882
Lord Abbett Securities Trust–International Core Equity Fund– Class I(f)	1,814,475	24,024
Lord Abbett Securities Trust–International Opportunities Fund–Class I(g)	1,108,888	16,068
Lord Abbett Stock Appreciation Fund–Class I*(h)	3,067,212	19,845
Lord Abbett Securities Trust–Value Opportunities Fund– Class I*(g)	1,154,474	19,845

Total Investments in Underlying Funds (cost $158,739,350)		198,422

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.11%

Repurchase Agreement
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $210,000 of Federal Home Loan Bank. at 4.625% due 8/15/2012; value: $223,388; proceeds: $214,022 (cost $214,022)	$214	$214

Total Investments 100.01% (cost $158,953,372)		198,636

Liabilities in Excess of Other Assets (0.01)%		(14)

Net Assets 100.00%		$198,622

*	Non-income producing security.
(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is long-term capital growth.

See Notes to Financial Statements.

12

Schedule of Investments (unaudited)

DIVERSIFIED INCOME STRATEGY FUND May 31, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.51%
Lord Abbett Bond–Debenture Fund, Inc.–Class I(b)	6,503,148	$52,415
Lord Abbett Research Fund, Inc.–Capital Structure Fund– Class I(c)	7,853,303	98,637
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)– Class I(d)	1,117,595	7,834
Lord Abbett Investment Trust–Floating Rate Fund–Class I(e)	1,855,767	17,407
Lord Abbett Investment Trust– High Yield Fund–Class I(b)	20,470,090	164,580
Lord Abbett Securities Trust–International Dividend Income Fund–Class I(f)	2,159,684	20,150
Lord Abbett Investment Trust– Total Return Fund–Class I(g)	2,841,551	31,030

Total Investments in Underlying Funds (cost $367,149,028)		392,053

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.22%

Repurchase Agreement
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $895,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 6/10/2011; value: $895,000; proceeds: $875,934 (cost $875,934)	$876	$876

Total Investments in Securities 99.73% (cost $368,024,962)		392,929

Other Assets in Excess of Liabilities 0.27%		1,067

Net Assets 100.00%		$393,996

(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.

13

Schedule of Investments (unaudited)

GROWTH & INCOME STRATEGY FUND May 31, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.84%
Lord Abbett Affiliated Fund, Inc.–Class I(b)	4,569,457	$55,885
Lord Abbett Research Fund, Inc.–Capital Structure Fund– Class I(c)	4,471,249	56,159
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I(d)	3,675,844	112,113
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)– Class I(e)	1,945,866	13,641
Lord Abbett Investment Trust–Floating Rate Fund–Class I(f)	2,952,219	27,692
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I(b)	5,009,762	69,986
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I*(g)	1,066,218	27,828
Lord Abbett Investment Trust– High Yield Fund– Class I(h)	14,436,202	116,067
Lord Abbett Securities Trust–International Core Equity Fund–Class I(i)	6,931,581	91,774
Lord Abbett Securities Trust–International Dividend Income Fund–Class I(j)	3,822,794	35,667
Lord Abbett Securities Trust–International Opportunities Fund–Class I(k)	2,460,604	35,654
Lord Abbett Stock Appreciation Fund–Class I*(l)	3,887,426	25,152

Investments	Shares	Fair Value (000)
Lord Abbett Securities Trust–Value Opportunities Fund–Class I*(k)	2,032,544	$34,939

Total Investments in Underlying Funds (cost $652,128,450)		702,557

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.15%

Repurchase Agreement
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $1,035,000 of Federal Home Loan Mortgage Corp. at 5.125% due 7/15/2012; value: $1,111,331; proceeds: $1,088,170 (cost $1,088,169)	$1,088	1,088

Total Investments in Securities 99.99% (cost $653,216,619)		703,645

Other Assets in Excess of Liabilities 0.01%		49

Net Assets 100.00%		$703,694

*	Non-income producing security.
(a)	Affiliated issuers (see Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high level of current income.
(g)	Fund investment objective is capital appreciation.

See Notes to Financial Statements.

14

Schedule of Investments (unaudited)(concluded)

GROWTH & INCOME STRATEGY FUND May 31, 2011

(h)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is long-term capital appreciation.
(l)	Fund investment objective is long-term capital growth.

See Notes to Financial Statements.

15

Statements of Assets and Liabilities (unaudited)

May 31, 2011

	Balanced Strategy Fund	Diversified Equity Strategy Fund
ASSETS:
Investments in securities, at cost	$1,389,924,785	$158,953,372
Investments in securities, at fair value	$1,486,184,014	$198,636,256
Receivables:
Interest and dividends	2,918,280	–
Capital shares sold	2,037,773	298,860
From affiliates (See Note 3)	161,229	33,117
Prepaid expenses and other assets	93,085	62,536
Total assets	1,491,394,381	199,030,769
LIABILITIES:
Payables:
Investment securities purchased	2,915,131	101,756
Capital shares reacquired	2,990,220	172,505
12b-1 distribution fees	468,496	72,614
Trustees’ fees	141,656	6,534
Distributions payable	202	–
Accrued expenses and other liabilities	267,038	54,882
Total liabilities	6,782,743	408,291
NET ASSETS	$1,484,611,638	$198,622,478
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,466,264,513	$172,565,716
Undistributed (distributions in excess of) net investment income	(271,646)	126,857
Accumulated net realized loss on investments	(77,640,458)	(13,752,979)
Net unrealized appreciation on investments	96,259,229	39,682,884
Net Assets	$1,484,611,638	$198,622,478

See Notes to Financial Statements.

16

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2011

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Net assets by class:
Class A Shares	$1,139,190,668	$127,780,751
Class B Shares	$77,335,956	$10,032,342
Class C Shares	$204,781,444	$48,424,458
Class F Shares	$9,958,343	$6,080,171
Class I Shares	$27,580,689	$2,003,385
Class P Shares	$5,811,275	$166,481
Class R2 Shares	$635,333	$468,097
Class R3 Shares	$19,317,930	$3,666,793
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	102,107,422	7,255,673
Class B Shares	6,937,249	579,401
Class C Shares	18,424,507	2,801,331
Class F Shares	893,257	345,283
Class I Shares	2,473,691	113,037
Class P Shares	522,804	9,387
Class R2 Shares	56,153	26,588
Class R3 Shares	1,734,303	209,341
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.16	$17.61
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$11.84	$18.68
Class B Shares-Net asset value	$11.15	$17.32
Class C Shares-Net asset value	$11.11	$17.29
Class F Shares-Net asset value	$11.15	$17.61
Class I Shares-Net asset value	$11.15	$17.72
Class P Shares-Net asset value	$11.12	$17.74
Class R2 Shares-Net asset value	$11.31	$17.61
Class R3 Shares-Net asset value	$11.14	$17.52

See Notes to Financial Statements.

17

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2011

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
ASSETS:
Investments in securities, at cost	$368,024,962	$653,216,619
Investments in securities, at fair value	$392,929,345	$703,644,856
Receivables:
Interest and dividends	1,484,492	882,434
Capital shares sold	2,487,482	2,262,216
From affiliates (See Note 3)	39,332	88,716
Prepaid expenses and other assets	79,947	89,910
Total assets	397,020,598	706,968,132
LIABILITIES:
Payables:
Investment securities purchased	2,259,682	1,712,226
Capital shares reacquired	567,548	1,185,981
12b-1 distribution fees	142,946	227,178
Trustees’ fees	10,111	30,902
Distributions payable	697	–
Accrued expenses and other liabilities	43,687	117,433
Total liabilities	3,024,671	3,273,720
NET ASSETS	$393,995,927	$703,694,412
COMPOSITION OF NET ASSETS:
Paid-in capital	$371,239,398	$671,174,252
Undistributed (distributions in excess of) net investment income	(464,167)	1,028,050
Accumulated net realized loss on investments	(1,683,687)	(18,936,127)
Net unrealized appreciation on investments	24,904,383	50,428,237
Net Assets	$393,995,927	$703,694,412

See Notes to Financial Statements.

18

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2011

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Net assets by class:
Class A Shares	$243,157,632	$535,730,053
Class B Shares	$10,261,080	$35,716,259
Class C Shares	$100,420,686	$112,874,544
Class F Shares	$36,508,771	$6,128,947
Class I Shares	$359,261	$785,704
Class P Shares	$8,221	$5,584
Class R2 Shares	$39,683	$170,859
Class R3 Shares	$3,240,593	$12,282,462
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	15,941,710	32,180,880
Class B Shares	666,293	2,160,060
Class C Shares	6,514,487	6,826,024
Class F Shares	2,394,276	368,265
Class I Shares	23,642	47,021
Class P Shares	534,232	334
Class R2 Shares	2,555	10,139
Class R3 Shares	212,397	739,341
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.25	$16.65
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.18	$17.67
Class B Shares-Net asset value	$15.40	$16.53
Class C Shares-Net asset value	$15.41	$16.54
Class F Shares-Net asset value	$15.25	$16.64
Class I Shares-Net asset value	$15.20	$16.71
Class P Shares-Net asset value	$15.39	$16.72
Class R2 Shares-Net asset value	$15.53	$16.85
Class R3 Shares-Net asset value	$15.26	$16.61

See Notes to Financial Statements.

19

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2011

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Investment income:
Dividends	$26,555,423	$752,689
Interest	60	19
Total investment income	26,555,483	752,708
Expenses:
Management fee	722,300	92,597
12b-1 distribution plan-Class A	1,746,246	188,841
12b-1 distribution plan-Class B	402,156	49,837
12b-1 distribution plan-Class C	950,667	212,554
12b-1 distribution plan-Class F	4,438	2,047
12b-1 distribution plan-Class P	12,598	335
12b-1 distribution plan-Class R2	1,482	1,042
12b-1 distribution plan-Class R3	42,489	7,162
Shareholder servicing	868,928	144,135
Professional	17,479	15,158
Reports to shareholders	57,182	7,317
Custody	9,189	1,672
Trustees’ fees	18,838	2,262
Registration	76,424	41,518
Other	16,761	3,547
Gross expenses	4,947,177	770,024
Expense reductions (See Note 7)	(1,002)	(103)
Expenses assumed by Underlying Funds (See Note 3)	(1,063,799)	(215,506)
Management fee waived (See Note 3)	(722,300)	(92,597)
Net expenses	3,160,076	461,818
Net investment income	23,395,407	290,890
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	954,151	–
Net realized loss on investments	(1,155,487)	(753,037)
Net change in unrealized appreciation/depreciation on investments	130,409,683	22,821,225
Net realized and unrealized gain	130,208,347	22,068,188
Net Increase in Net Assets Resulting From Operations	$153,603,754	$22,359,078

See Notes to Financial Statements.

20

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2011

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Investment income:
Dividends	$9,071,890	$8,392,899
Interest	59	51
Total investment income	9,071,949	8,392,950
Expenses:
Management fee	167,381	325,012
12b-1 distribution plan-Class A	340,388	772,012
12b-1 distribution plan-Class B	51,453	178,933
12b-1 distribution plan-Class C	397,156	496,836
12b-1 distribution plan-Class F	11,910	2,733
12b-1 distribution plan-Class P	14	5
12b-1 distribution plan-Class R2	99	405
12b-1 distribution plan-Class R3	6,915	27,428
Shareholder servicing	151,671	441,776
Professional	15,406	16,030
Reports to shareholders	9,844	26,181
Custody	2,738	4,372
Trustees’ fees	3,987	8,175
Registration	55,184	62,733
Other	4,269	7,866
Gross expenses	1,218,415	2,370,497
Expense reductions (See Note 7)	(235)	(430)
Expenses assumed by Underlying Funds (See Note 3)	(242,864)	(566,703)
Management fee waived (See Note 3)	(167,381)	(325,012)
Net expenses	807,935	1,478,352
Net investment income	8,264,014	6,914,598
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	1,089,447	371,306
Net realized gain on investments	61,484	3,945
Net change in unrealized appreciation/depreciation on investments	17,211,679	64,614,463
Net realized and unrealized gain	18,362,610	64,989,714
Net Increase in Net Assets Resulting From Operations	$26,626,624	$71,904,312

See Notes to Financial Statements.

21

Statements of Changes in Net Assets

	Balanced Strategy Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment income	$23,395,407	$44,859,198
Capital gains distributions received from Underlying Funds	954,151	182,528
Net realized loss on investments	(1,155,487)	(32,483,748)
Net change in unrealized appreciation/depreciation on investments	130,409,683	88,881,914
Net increase in net assets resulting from operations	153,603,754	101,439,892
Distributions to shareholders from:
Net investment income
Class A	(19,632,491)	(35,554,408)
Class B	(1,175,589)	(2,540,810)
Class C	(2,909,523)	(5,379,370)
Class F	(166,545)	(268,046)
Class I	(523,652)	(129,792)
Class P	(97,232)	(193,953)
Class R2	(7,433)	(5,098)
Class R3	(288,053)	(293,232)
Total distributions to shareholders	(24,800,518)	(44,364,709)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	204,117,205	330,289,725
Reinvestment of distributions	23,648,433	42,094,002
Cost of shares reacquired	(189,342,376)	(364,072,907)
Net increase in net assets resulting from capital share transactions	38,423,262	8,310,820
Net increase in net assets	167,226,498	65,386,003
NET ASSETS:
Beginning of period	$1,317,385,140	$1,251,999,137
End of period	$1,484,611,638	$1,317,385,140
Undistributed (distributions in excess of) net investment income	$(271,646)	$1,133,465

See Notes to Financial Statements.

22

Statements of Changes in Net Assets (continued)

	Diversified Equity Strategy Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment income (loss)	$290,890	$(61,815)
Capital gains distributions received from Underlying Funds	–	77,191
Net realized loss on investments	(753,037)	(3,154,590)
Net change in unrealized appreciation/depreciation on investments	22,821,225	20,001,785
Net increase in net assets resulting from operations	22,359,078	16,862,571
Distributions to shareholders from:
Net investment income
Class A	(142,233)	(95,878)
Class F	(6,290)	(2,224)
Class I	(6,120)	(4,149)
Class P	(41)	(10)
Class R2	(512)	(31)
Class R3	(2,884)	(301)
Total distributions to shareholders	(158,080)	(102,593)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	54,917,936	50,856,325
Reinvestment of distributions	143,855	93,072
Cost of shares reacquired	(31,597,737)	(43,445,473)
Net increase in net assets resulting from capital share transactions	23,464,054	7,503,924
Net increase in net assets	45,665,052	24,263,902
NET ASSETS:
Beginning of period	$152,957,426	$128,693,524
End of period	$198,622,478	$152,957,426
Undistributed (distributions in excess of) net investment income	$126,857	$(5,953)

See Notes to Financial Statements.

23

Statements of Changes in Net Assets (continued)

	Diversified Income Strategy Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment income	$8,264,014	$10,927,177
Capital gains distributions received from Underlying Funds	1,089,447	168,156
Net realized gain (loss) on investments	61,484	(175,447)
Net change in unrealized appreciation/depreciation on investments	17,211,679	11,536,735
Net increase in net assets resulting from operations	26,626,624	22,456,621
Distributions to shareholders from:
Net investment income
Class A	(5,895,724)	(7,983,397)
Class B	(242,205)	(500,093)
Class C	(1,892,453)	(2,166,493)
Class F	(681,489)	(404,487)
Class I	(7,406)	(13,504)
Class P	(169)	(323)
Class R2	(802)	(670)
Class R3	(73,347)	(71,874)
Total distributions to shareholders	(8,793,595)	(11,140,841)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	150,942,525	153,031,832
Reinvestment of distributions	7,013,766	9,593,078
Cost of shares reacquired	(51,620,202)	(54,509,392)
Net increase in net assets resulting from capital share transactions	106,336,089	108,115,518
Net increase in net assets	124,169,118	119,431,298
NET ASSETS:
Beginning of period	$269,826,809	$150,395,511
End of period	$393,995,927	$269,826,809
Undistributed (distributions in excess of) net investment income	$(464,167)	$65,414

See Notes to Financial Statements.

24

Statements of Changes in Net Assets (concluded)

	Growth & Income Strategy Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment income	$6,914,598	$11,160,421
Capital gains distributions received from Underlying Funds	371,306	209,249
Net realized gain (loss) on investments	3,945	(8,502,100)
Net change in unrealized appreciation/depreciation on investments	64,614,463	45,959,364
Net increase in net assets resulting from operations	71,904,312	48,826,934
Distributions to shareholders from:
Net investment income
Class A	(6,028,374)	(7,637,324)
Class B	(346,986)	(492,063)
Class C	(1,000,066)	(1,241,566)
Class F	(70,899)	(28,800)
Class I	(9,923)	(13,837)
Class P	(18)	(27)
Class R2	(1,407)	(1,259)
Class R3	(129,199)	(92,003)
Total distributions to shareholders	(7,586,872)	(9,506,879)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	139,327,521	204,117,274
Reinvestment of distributions	7,300,164	9,184,186
Cost of shares reacquired	(68,060,493)	(145,578,307)
Net increase in net assets resulting from capital share transactions	78,567,192	68,714,153
Net increase in net assets	142,884,632	108,034,208
NET ASSETS:
Beginning of period	$560,809,780	$452,775,572
End of period	$703,694,412	$560,809,780
Undistributed net investment income	$1,028,050	$1,700,324

See Notes to Financial Statements.

25

Financial Highlights

BALANCED STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.18		$ 9.73	$7.62	$12.27	$12.13	$11.53

Investment operations:

Net investment income(a)	.18		.36	.36	.42	.36	.35

Net realized and unrealized gain (loss)	.99		.45	2.16	(3.99)	.53	.99

Total from investment operations	1.17		.81	2.52	(3.57)	.89	1.34

Distributions to shareholders from:

Net investment income	(.19)		(.36)	(.36)	(.56)	(.40)	(.40)

Net realized gain	–		–	(.05)	(.52)	(.35)	(.34)

Total distributions	(.19)		(.36)	(.41)	(1.08)	(.75)	(.74)

Net asset value, end of period	$11.16		$10.18	$9.73	$ 7.62	$12.27	$12.13

Total Return(b)	11.59	%(c)	8.48%	34.52%	(31.62)%	7.66%	12.12%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.16	%(c)	.35%	.27%	.31%	.32%	.35%

Expenses, including expense reductions, expenses assumed, management fees waived and expenses reimbursed	.16	%(c)	.35%	.27%	.31%	.32%	.35%

Expenses, excluding expense reductions, expenses assumed management fee waived and expenses reimbursed	.28	%(c)	.61%	.67%	.65%	.63%	.64%

Net investment income	1.67	%(c)	3.64%	4.28%	4.06%	2.98%	3.04%

Supplemental Data:
Net assets, end of period (000)	$1,139,191		$1,022,992	$970,528	$744,325	$1,124,757	$1,009,374

Portfolio turnover rate	2.30	%(c)	11.29%	21.69%	14.88%	40.85%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

26

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.18		$ 9.72	$7.62	$12.25	$12.12	$11.52

Investment operations:

Net investment income(a)	.15		.30	.30	.35	.28	.27

Net realized and unrealized gain (loss)	.98		.45	2.15	(3.97)	.52	.99

Total from investment operations	1.13		.75	2.45	(3.62)	.80	1.26

Distributions to shareholders from:

Net investment income	(.16)		(.29)	(.30)	(.49)	(.32)	(.32)

Net realized gain	–		–	(.05)	(.52)	(.35)	(.34)

Total distributions	(.16)		(.29)	(.35)	(1.01)	(.67)	(.66)

Net asset value, end of period	$11.15		$10.18	$9.72	$ 7.62	$12.25	$12.12

Total Return(b)	11.13	%(c)	7.88%	33.47%	(31.99)%	6.90%	11.42%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.50	%(c)	1.00%	.92%	.96%	.97%	1.00%

Expenses, including expense reductions, expenses assumed, management fees waived and expenses reimbursed	.50	%(c)	1.00%	.92%	.96%	.97%	1.00%

Expenses, excluding expense reductions, expenses assumed management fee waived and expenses reimbursed	.62	%(c)	1.27%	1.32%	1.30%	1.28%	1.29%

Net investment income	1.35	%(c)	3.00%	3.65%	3.41%	2.34%	2.36%

Supplemental Data:
Net assets, end of period (000)	$77,336		$79,950	$89,402	$73,656	$120,103	$116,482

Portfolio turnover rate	2.30	%(c)	11.29%	21.69%	14.88%	40.85%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

27

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.15		$ 9.70	$7.60	$12.23	$12.10	$11.50

Investment operations:

Net investment income(a)	.15		.30	.30	.35	.28	.29

Net realized and unrealized gain (loss)	.97		.44	2.16	(3.97)	.53	.98

Total from investment operations	1.12		.74	2.46	(3.62)	.81	1.27

Distributions to shareholders from:

Net investment income	(.16)		(.29)	(.31)	(.49)	(.33)	(.33)

Net realized gain	–		–	(.05)	(.52)	(.35)	(.34)

Total distributions	(.16)		(.29)	(.36)	(1.01)	(.68)	(.67)

Net asset value, end of period	$11.11		$10.15	$9.70	$ 7.60	$12.23	$12.10

Total Return(b)	11.09	%(c)	7.81%	33.59%	(32.03)%	6.95%	11.46%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.48	%(c)	1.00%	.92%	.96%	.97%	1.00%

Expenses, including expense reductions, expenses assumed, management fees waived and expenses reimbursed	.48	%(c)	1.00%	.92%	.96%	.97%	1.00%

Expenses, excluding expense reductions, expenses assumed management fee waived and expenses reimbursed	.60	%(c)	1.26%	1.32%	1.30%	1.29%	1.29%

Net investment income	1.35	%(c)	2.99%	3.62%	3.41%	2.32%	2.49%

Supplemental Data:
Net assets, end of period (000)	$204,781		$182,662	$178,371	$131,719	$198,510	$159,864

Portfolio turnover rate	2.30	%(c)	11.29%	21.69%	14.88%	40.85%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

28

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/7/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.17		$ 9.72	$7.62	$12.27	$11.99

Investment operations:

Net investment income(b)						–	(c)

Net realized and unrealized gain						.16

Total from investment operations						.16

Net asset value on SEC Effective Date, September 14, 2007						$12.15

Investment operations:

Net investment income(b)	.19		.38	.35	.43	.09

Net realized and unrealized gain (loss)	.99		.45	2.18	(3.97)	.09

Total from investment operations	1.18		.83	2.53	(3.54)	.18

Distributions to shareholders from:

Net investment income	(.20)		(.38)	(.38)	(.59)	(.06)

Net realized gain	–		–	(.05)	(.52)	–

Total distributions	(.20)		(.38)	(.43)	(1.11)	(.06)

Net asset value, end of period	$11.15		$10.17	$9.72	$ 7.62	$12.27

Total Return(d)						1.33	%(e)(f)

Total Return(d)	11.72	%(e)	8.76%	34.74%	(31.43)%	1.48	%(e)(g)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.05	%(e)	.10%	.01%	.10%	.00	%(e)

Expenses, including expense reductions, expenses assumed, management fees waived and expenses reimbursed	.05	%(e)	.10%	.01%	.10%	.00	%(e)

Expenses, excluding expense reductions, expenses assumed management fee waived and expenses reimbursed	.17	%(e)	.36%	.41%	.41%	.09	%(e)

Net investment income	1.77	%(e)	3.80%	4.18%	4.57%	.72	%(e)

Supplemental Data:
Net assets, end of period (000)	$9,958		$8,039	$4,024	$1,355	$10

Portfolio turnover rate	2.30	%(e)	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.

29

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.18		$ 9.73	$7.63	$12.28	$12.14	$11.54

Investment operations:

Net investment income(a)	.20		.39	.37	.36	.41	.41

Net realized and unrealized gain (loss)	.98		.45	2.17	(3.89)	.52	.97

Total from investment operations	1.18		.84	2.54	(3.53)	.93	1.38

Distributions to shareholders from:

Net investment income	(.21)		(.39)	(.39)	(.60)	(.44)	(.44)

Net realized gain	–		–	(.05)	(.52)	(.35)	(.34)

Total distributions	(.21)		(.39)	(.44)	(1.12)	(.79)	(.78)

Net asset value, end of period	$11.15		$10.18	$9.73	$ 7.63	$12.28	$12.14

Total Return(b)	11.66	%(c)	8.86%	34.82%	(31.32)%	8.02%	12.49%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed, management fees waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed management fee waived	.12	%(c)	.26%	.32%	.30%	.29%	.29%

Net investment income	1.85%		3.96%	4.32%	3.49%	3.34%	3.57%

Supplemental Data:
Net assets, end of period (000)	$27,581		$3,731	$2,737	$823	$1,289	$739

Portfolio turnover rate	2.30	%(c)	11.29%	21.69%	14.88%	40.85%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

30

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.15		$ 9.70	$7.60	$12.23	$12.10	$11.50

Investment operations:

Net investment income(a)	.18		.35	.35	.40	.33	.37

Net realized and unrealized gain (loss)	.98		.45	2.15	(3.96)	.54	.96

Total from investment operations	1.16		.80	2.50	(3.56)	.87	1.33

Distributions to shareholders from:

Net investment income	(.19)		(.35)	(.35)	(.55)	(.39)	(.39)

Net realized gain	–		–	(.05)	(.52)	(.35)	(.34)

Total distributions	(.19)		(.35)	(.40)	(1.07)	(.74)	(.73)

Net asset value, end of period	$11.12		$10.15	$9.70	$ 7.60	$12.23	$12.10

Total Return(b)	11.46	%(c)	8.39%	34.33%	(31.62)%	7.51%	12.06%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.22	%(c)	.45%	.38%	.41%	.42%	.45%

Expenses, including expense reductions, expenses assumed, management fees waived and expenses reimbursed	.22	%(c)	.45%	.38%	.41%	.42%	.45%

Expenses, excluding expense reductions, expenses assumed management fee waived and expenses reimbursed	.35	%(c)	.71%	.77%	.75%	.74%	.74%

Net investment income	1.62	%(c)	3.55%	4.23%	3.90%	2.74%	3.18%

Supplemental Data:
Net assets, end of period (000)	$5,811		$5,503	$5,813	$5,255	$8,686	$3,737

Portfolio turnover rate	2.30	%(c)	11.29%	21.69%	14.88%	40.85%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

31

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/7/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.33		$ 9.84	$7.67	$12.27	$11.99

Investment operations:

Net investment income(b)						—	(c)

Net realized and unrealized gain						.16

Total from investment operations						.16

Net asset value on SEC Effective Date, September 14, 2007						$12.15

Investment operations:

Net investment income(b)	.16		.32	.38	.44	.08

Net realized and unrealized gain (loss)	1.00		.50	2.18	(3.99)	.09

Total from investment operations	1.16		.82	2.56	(3.55)	.17

Distributions to shareholders from:

Net investment income	(.18)		(.33)	(.34)	(.53)	(.05)

Net realized gain	—		—	(.05)	(.52)	—

Total distributions	(.18)		(.33)	(.39)	(1.05)	(.05)

Net asset value, end of period	$11.31		$10.33	$9.84	$ 7.67	$12.27

Total Return(d)						1.33	%(e)(f)

Total Return(d)	11.30	%(e)	8.55%	34.77%	(31.35)%	1.39	%(e)(g)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.30	%(e)	.56%	.00%	.05%	.11	%(e)

Expenses, including expense reductions, expenses assumed, management fees waived and expenses reimbursed	.30	%(e)	.56%	.00%	.05%	.11	%(e)

Expenses, excluding expense reductions, expenses assumed management fee waived and expenses reimbursed	.42	%(e)	.81%	.29%	.39%	.20	%(e)

Net investment income	1.45	%(e)	3.15%	4.54%	4.32%	.61	%(e)

Supplemental Data:
Net assets, end of period (000)	$635		$338	$10	$7	$10

Portfolio turnover rate	2.30	%(e)	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.

32

Financial Highlights (concluded)

BALANCED STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/7/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.17		$ 9.71	$7.61	$12.27	$11.99

Investment operations:

Net investment income(b)						–	(c)

Net realized and unrealized gain						.16

Total from investment operations						.16

Net asset value on SEC Effective Date, September 14, 2007						$12.15

Investment operations:

Net investment income(b)	.17		.32	.31	.37	.08

Net realized and unrealized gain (loss)	.98		.48	2.19	(3.95)	.09

Total from investment operations	1.15		.80	2.50	(3.58)	.17

Distributions to shareholders from:

Net investment income	(.18)		(.34)	(.35)	(.56)	(.05)

Net realized gain	–		–	(.05)	(.52)	–

Total distributions	(.18)		(.34)	(.40)	(1.08)	(.05)

Net asset value, end of period	$11.14		$10.17	$9.71	$ 7.61	$12.27

Total Return(d)						1.33	%(e)(f)

Total Return(d)	11.42	%(e)	8.39%	34.26%	(31.75)%	1.41	%(e)(g)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.25	%(e)	.50%	.40%	.49%	.08	%(e)

Expenses, including expense reductions, expenses assumed, management fees waived and expenses reimbursed	.25	%(e)	.50%	.40%	.49%	.08	%(e)

Expenses, excluding expense reductions, expenses assumed management fee waived and expenses reimbursed	.37	%(e)	.76%	.81%	.80%	.17	%(e)

Net investment income	1.56	%(e)	3.27%	3.63%	3.85%	.64	%(e)

Supplemental Data:
Net assets, end of period (000)	$19,318		$14,172	$1,116	$423	$10

Portfolio turnover rate	2.30	%(e)	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.

33

Financial Highlights

DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30				6/29/2006(a) to 11/30/2006
			2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.43		$13.66	$10.68	$18.26	$16.48	$15.00

Investment operations:

Net investment income(b)	.04		.02	.06	.07	.09	.01

Net realized and unrealized gain (loss)	2.16		1.77	3.32	(6.82)	1.98	1.47

Total from investment operations	2.20		1.79	3.38	(6.75)	2.07	1.48

Distributions to shareholders from:

Net investment income	(.02)		(.02)	(.24)	(.16)	(.22)	–

Net realized gain	–		–	(.16)	(.67)	(.07)	–

Total distributions	(.02)		(.02)	(.40)	(.83)	(.29)	–

Net asset value, end of period	$17.61		$15.43	$13.66	$10.68	$18.26	$16.48

Total Return(c)	14.28	%(d)	13.08%	32.96%	(38.72)%	12.80%	9.87	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.16	%(d)	.35%	.35%	.35%	.35%	.34	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.15	%(d)	.35%	.35%	.35%	.35%	.14	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.32	%(d)	.76%	.90%	.98%	1.04%	2.58	%(e)

Net investment income	.25	%(d)	.16%	.55%	.50%	.48%	.12	%(e)

Supplemental Data:
Net assets, end of period (000)	$127,781		$100,469	$85,270	$61,965	$40,864	$8,432

Portfolio turnover rate	6.86	%(d)	7.72%	12.84%	4.73%	49.07%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

34

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30				6/29/2006(a) to 11/30/2006
			2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.20		$13.53	$10.56	$18.11	$16.44	$15.00

Investment operations:

Net investment loss(b)	(.01)		(.07)	(.02)	(.03)	(.04)	(.03)

Net realized and unrealized gain (loss)	2.13		1.74	3.30	(6.75)	1.99	1.47

Total from investment operations	2.12		1.67	3.28	(6.78)	1.95	1.44

Distributions to shareholders from:

Net investment income	–		–	(.15)	(.10)	(.21)	–

Net realized gain	–		–	(.16)	(.67)	(.07)	–

Total distributions	–		–	(.31)	(.77)	(.28)	–

Net asset value, end of period	$17.32		$15.20	$13.53	$10.56	$18.11	$16.44

Total Return(c)	13.95	%(d)	12.34%	32.08%	(39.12)%	12.09%	9.60	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	1.00%	.97	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	1.00%	.41	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.66	%(d)	1.41%	1.55%	1.63%	1.70%	2.91	%(e)

Net investment loss	(.06	)%(d)	(.49)%	(.17)%	(.23)%	(.25)%	(.43	)%(e)

Supplemental Data:
Net assets, end of period (000)	$10,032		$9,215	$8,451	$5,399	$5,446	$745

Portfolio turnover rate	6.86	%(d)	7.72%	12.84%	4.73%	49.07%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

35

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30				6/29/2006(a) to 11/30/2006
			2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.18		$13.50	$10.55	$18.11	$16.44	$15.00

Investment operations:

Net investment loss(b)	(.01)		(.07)	(.03)	(.03)	(.05)	(.03)

Net realized and unrealized gain (loss)	2.12		1.75	3.30	(6.75)	2.00	1.47

Total from investment operations	2.11		1.68	3.27	(6.78)	1.95	1.44

Distributions to shareholders from:

Net investment income	–		–	(.16)	(.11)	(.21)	–

Net realized gain	–		–	(.16)	(.67)	(.07)	–

Total distributions	–		–	(.32)	(.78)	(.28)	–

Net asset value, end of period	$17.29		$15.18	$13.50	$10.55	$18.11	$16.44

Total Return(c)	13.90	%(d)	12.44%	32.00%	(39.11)%	12.08%	9.60	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.47	%(d)	1.00%	1.00%	1.00%	1.00%	.97	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.47	%(d)	1.00%	1.00%	1.00%	1.00%	.41	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.64	%(d)	1.41%	1.55%	1.63%	1.70%	2.81	%(e)

Net investment loss	(.06	)%(d)	(.48)%	(.23)%	(.23)%	(.28)%	(.45	)%(e)

Supplemental Data:
Net assets, end of period (000)	$48,424		$38,646	$33,007	$18,194	$16,992	$1,232

Portfolio turnover rate	6.86	%(d)	7.72%	12.84%	4.73%	49.07%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

36

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.45		$13.67	$10.69	$18.27	$18.53

Investment operations:

Net investment income(b)	.03		.05	.02	.11	.04

Net realized and unrealized gain (loss)	2.19		1.77	3.38	(6.82)	(.30)

Total from investment operations	2.22		1.82	3.40	(6.71)	(.26)

Distributions to shareholders from:

Net investment income	(.06)		(.04)	(.26)	(.20)	–

Net realized gain	–		–	(.16)	(.67)	–

Total distributions	(.06)		(.04)	(.42)	(.87)	–

Net asset value, end of period	$17.61		$15.45	$13.67	$10.69	$18.27

Total Return(c)	14.40	%(d)	13.38%	33.27%	(38.58)%	(1.40	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(d)	.10%	.10%	.09%	.02	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(d)	.10%	.10%	.09%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.21	%(d)	.51%	.64%	.77%	.16	%(d)

Net investment income	.18	%(d)	.34%	.20%	.78%	.21	%(d)

Supplemental Data:
Net assets, end of period (000)	$6,080		$1,214	$650	$54	$10

Portfolio turnover rate	6.86	%(d)	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

37

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30				6/29/2006(a) to 11/30/2006
			2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.55		$13.75	$10.75	$18.35	$16.51	$15.00

Investment operations:

Net investment income(b)	.07		.07	.11	.55	.19	.04

Net realized and unrealized gain (loss)	2.17		1.78	3.32	(7.28)	1.95	1.47

Total from investment operations	2.24		1.85	3.43	(6.73)	2.14	1.51

Distributions to shareholders from:

Net investment income	(.07)		(.05)	(.27)	(.20)	(.23)	–

Net realized gain	–		–	(.16)	(.67)	(.07)	–

Total distributions	(.07)		(.05)	(.43)	(.87)	(.30)	–

Net asset value, end of period	$17.72		$15.55	$13.75	$10.75	$18.35	$16.51

Total Return(c)	14.44	%(d)	13.53%	33.35%	(38.50)%	13.20%	10.07	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(d)	.00%	.00%	.00%	.00%	.00	%(e)(f)

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(d)	.00%	.00%	.00%	.00%	.00	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.17	%(d)	.41%	.53%	.60%	.67%	2.79	%(f)

Net investment income	.40	%(d)	.51%	.91%	3.55%	1.06%	.64	%(f)

Supplemental Data:
Net assets, end of period (000)	$2,003		$1,300	$1,020	$268	$351	$167

Portfolio turnover rate	6.86	%(d)	7.72%	12.84%	4.73%	49.07%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Amount is less than .01%.
(f)	Annualized.

See Notes to Financial Statements.

38

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30				6/29/2006(a) to 11/30/2006
			2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.54		$13.75	$10.72	$18.26	$16.48	$15.00

Investment operations:

Net investment income (loss)(b)	.02		.01	.06	.04	(.02)	–	(c)

Net realized and unrealized gain (loss)	2.19		1.78	3.33	(6.83)	2.07	1.48

Total from investment operations	2.21		1.79	3.39	(6.79)	2.05	1.48

Distributions to shareholders from:

Net investment income	(.01)		– (c)	(.20)	(.08)	(.20)	–

Net realized gain	–		–	(.16)	(.67)	(.07)	–

Total distributions	(.01)		– (c)	(.36)	(.75)	(.27)	–

Net asset value, end of period	$17.74		$15.54	$13.75	$10.72	$18.26	$16.48

Total Return(d)	14.20	%(e)	13.03%	32.81%	(38.77)%	12.66%	9.87	%(e)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.22	%(e)	.45%	.45%	.45%	.45%	.43	%(f)

Expenses, including expense reductions, expenses assumed and management fee waived	.22	%(e)	.45%	.45%	.45%	.45%	.18	%(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.39	%(e)	.86%	1.01%	1.07%	1.08%	13.53	%(f)

Net investment income (loss)	.10	%(e)	.06%	.51%	.25%	(.12)%	(.05	)%(f)

Supplemental Data:
Net assets, end of period (000)	$166		$96	$80	$71	$99	$6

Portfolio turnover rate	6.86	%(e)	7.72%	12.84%	4.73%	49.07%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

39

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.46		$13.72	$10.71	$18.26	$18.53

Investment operations:

Net investment income (loss)(b)	.01		(.03)	.10	.10	.03

Net realized and unrealized gain (loss)	2.17		1.82	3.33	(6.80)	(.30)

Total from investment operations	2.18		1.79	3.43	(6.70)	(.27)

Distributions to shareholders from:

Net investment income	(.03)		(.05)	(.26)	(.18)	–

Net realized gain	–		–	(.16)	(.67)	–

Total distributions	(.03)		(.05)	(.42)	(.85)	–

Net asset value, end of period	$17.61		$15.46	$13.72	$10.71	$18.26

Total Return(c)	14.13	%(d)	13.10%	33.42%	(38.47)%	(1.46	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.30	%(d)	.55%	.00%	.10%	.10	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.30	%(d)	.55%	.00%	.10%	.10	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.46	%(d)	.94%	.51%	.71%	.24	%(d)

Net investment income (loss)	.05	%(d)	(.23)%	.86%	.67%	.15	%(d)

Supplemental Data:
Net assets, end of period (000)	$468		$243	$8	$6	$10

Portfolio turnover rate	6.86	%(d)	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

40

Financial Highlights (concluded)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.37		$13.62	$10.66	$18.26	$18.53

Investment operations:

Net investment income (loss)(b)	.01		(.02)	.01	.04	.03

Net realized and unrealized gain (loss)	2.16		1.79	3.33	(6.78)	(.30)

Total from investment operations	2.17		1.77	3.34	(6.74)	(.27)

Distributions to shareholders from:

Net investment income	(.02)		(.02)	(.22)	(.19)	–

Net realized gain	–		–	(.16)	(.67)	–

Total distributions	(.02)		(.02)	(.38)	(.86)	–

Net asset value, end of period	$17.52		$15.37	$13.62	$10.66	$18.26

Total Return(c)	14.15	%(d)	13.00%	32.62%	(38.75)%	(1.46	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.45%	.08	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.45%	.08	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.41	%(d)	.90%	1.02%	1.09%	.22	%(d)

Net investment income (loss)	.08	%(d)	(.17)%	.12%	.25%	.17	%(d)

Supplemental Data:
Net assets, end of period (000)	$3,667		$1,775	$208	$45	$10

Portfolio turnover rate	6.86	%(d)	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

41

Financial Highlights

DIVERSIFIED INCOME STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.40		$13.57	$10.50	$15.49	$15.69	$14.93

Investment operations:

Net investment income(a)	.38		.79	.81	.84	.79	.69

Net realized and unrealized gain (loss)	.87		.83	3.14	(4.83)	(.17)	.73

Total from investment operations	1.25		1.62	3.95	(3.99)	.62	1.42

Distributions to shareholders from:

Net investment income	(.40)		(.79)	(.81)	(.87)	(.79)	(.66)

Net realized gain	–		–	(.07)	(.13)	(.03)	–

Total distributions	(.40)		(.79)	(.88)	(1.00)	(.82)	(.66)

Net asset value, end of period	$15.25		$14.40	$13.57	$10.50	$15.49	$15.69

Total Return(b)	8.80	%(c)	12.25%	39.35%	(27.14)%	4.00%	9.78%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.16	%(c)	.35%	.34%	.35%	.35%	.35%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.16	%(c)	.35%	.34%	.35%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.28	%(c)	.66%	.81%	.84%	.79%	.83%

Net investment income	2.54	%(c)	5.60%	6.75%	6.07%	4.98%	4.56%

Supplemental Data:
Net assets, end of period (000)	$243,158		$183,275	$107,807	$53,884	$63,034	$30,867

Portfolio turnover rate	1.18	%(c)	6.88%	4.09%	14.45%	44.63%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

42

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.54		$13.70	$10.60	$15.61	$15.78	$14.92

Investment operations:

Net investment income(a)	.34		.71	.74	.76	.69	.61

Net realized and unrealized gain (loss)	.87		.83	3.17	(4.86)	(.17)	.72

Total from investment operations	1.21		1.54	3.91	(4.10)	.52	1.33

Distributions to shareholders from:

Net investment income	(.35)		(.70)	(.74)	(.78)	(.66)	(.47)

Net realized gain	–		–	(.07)	(.13)	(.03)	–

Total distributions	(.35)		(.70)	(.81)	(.91)	(.69)	(.47)

Net asset value, end of period	$15.40		$14.54	$13.70	$10.60	$15.61	$15.78

Total Return(b)	8.43	%(c)	11.54%	38.39%	(27.55)%	3.33%	9.07%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.50	%(c)	1.00%	.99%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.50	%(c)	1.00%	.99%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.62	%(c)	1.31%	1.46%	1.49%	1.44%	1.48%

Net investment income	2.22	%(c)	4.99%	6.10%	5.40%	4.35%	3.98%

Supplemental Data:
Net assets, end of period (000)	$10,261		$10,162	$8,846	$4,396	$6,063	$2,974

Portfolio turnover rate	1.18	%(c)	6.88%	4.09%	14.45%	44.63%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

43

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.55		$13.71	$10.61	$15.62	$15.79	$14.91

Investment operations:

Net investment income(a)	.33		.70	.74	.76	.69	.60

Net realized and unrealized gain (loss)	.89		.84	3.17	(4.86)	(.17)	.73

Total from investment operations	1.22		1.54	3.91	(4.10)	.52	1.33

Distributions to shareholders from:

Net investment income	(.36)		(.70)	(.74)	(.78)	(.66)	(.45)

Net realized gain	–		–	(.07)	(.13)	(.03)	–

Total distributions	(.36)		(.70)	(.81)	(.91)	(.69)	(.45)

Net asset value, end of period	$15.41		$14.55	$13.71	$10.61	$15.62	$15.79

Total Return(b)	8.45	%(c)	11.53%	38.36%	(27.54)%	3.31%	9.05%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.49	%(c)	1.00%	.99%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.49	%(c)	1.00%	.99%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.61	%(c)	1.31%	1.46%	1.49%	1.44%	1.48%

Net investment income	2.20	%(c)	4.93%	6.10%	5.42%	4.35%	3.93%

Supplemental Data:
Net assets, end of period (000)	$100,421		$60,542	$32,275	$16,527	$20,037	$10,379

Portfolio turnover rate	1.18	%(c)	6.88%	4.09%	14.45%	44.63%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

44

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.40		$13.56	$10.50	$15.48	$15.82

Investment operations:

Net investment income(b)	.39		.81	.84	.95	.12

Net realized and unrealized gain (loss)	.88		.85	3.13	(4.89)	(.32)

Total from investment operations	1.27		1.66	3.97	(3.94)	(.20)

Distributions to shareholders from:

Net investment income	(.42)		(.82)	(.84)	(.91)	(.14)

Net realized gain	–		–	(.07)	(.13)	–

Total distributions	(.42)		(.82)	(.91)	(1.04)	(.14)

Net asset value, end of period	$15.25		$14.40	$13.56	$10.50	$15.48

Total Return(c)	8.92	%(d)	12.61%	39.59%	(26.89)%	(1.28	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.05	%(d)	.10%	.09%	.09%	.02	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.05	%(d)	.10%	.09%	.09%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.17	%(d)	.41%	.54%	.59%	.12	%(d)

Net investment income	2.62	%(d)	5.70%	6.71%	7.23%	.77	%(d)

Supplemental Data:
Net assets, end of period (000)	$36,509		$13,237	$1,071	$104	$10

Portfolio turnover rate	1.18	%(d)	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

45

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.35		$13.52	$10.47	$15.44	$15.63	$14.95

Investment operations:

Net investment income(a)	.40		.84	.85	.88	.82	.85

Net realized and unrealized gain (loss)	.88		.83	3.12	(4.79)	(.15)	.61

Total from investment operations	1.28		1.67	3.97	(3.91)	.67	1.46

Distributions to shareholders from:

Net investment income	(.43)		(.84)	(.85)	(.93)	(.83)	(.78)

Net realized gain	–		–	(.07)	(.13)	(.03)	–

Total distributions	(.43)		(.84)	(.92)	(1.06)	(.86)	(.78)

Net asset value, end of period	$15.20		$14.35	$13.52	$10.47	$15.44	$15.63

Total Return(b)	8.99	%(c)	12.66%	39.75%	(26.82)%	4.35%	10.06%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.01%

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.12	%(c)	.31%	.45%	.49%	.44%	.54%

Net investment income	2.66	%(c)	6.01%	6.85%	6.36%	5.23%	5.58%

Supplemental Data:
Net assets, end of period (000)	$359		$197	$269	$69	$101	$39

Portfolio turnover rate	1.18	%(c)	6.88%	4.09%	14.45%	44.63%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

46

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.53		$13.68	$10.58	$15.59	$15.77	$14.96

Investment operations:

Net investment income(a)	.38		.80	.81	.83	.75	.73

Net realized and unrealized gain (loss)	.88		.83	3.16	(4.85)	(.13)	.74

Total from investment operations	1.26		1.63	3.97	(4.02)	.62	1.47

Distributions to shareholders from:

Net investment income	(.40)		(.78)	(.80)	(.86)	(.77)	(.66)

Net realized gain	—		—	(.07)	(.13)	(.03)	—

Total distributions	(.40)		(.78)	(.87)	(.99)	(.80)	(.66)

Net asset value, end of period	$15.39		$14.53	$13.68	$10.58	$15.59	$15.77

Total Return(b)	8.74	%(c)	12.23%	39.21%	(27.17)%	3.95%	10.07%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.21	%(c)	.42%	.42%	.45%	.45%	.45%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.21	%(c)	.42%	.42%	.45%	.45%	.45%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.33	%(c)	.72%	.89%	.94%	.89%	.56%

Net investment income	2.47	%(c)	5.67%	6.79%	5.92%	4.72%	4.82%

Supplemental Data:
Net assets, end of period (000)	$8		$4	$10	$8	$9	$1

Portfolio turnover rate	1.18	%(c)	6.88%	4.09%	14.45%	44.63%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

47

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.66		$13.74	$10.56	$15.49	$15.82

Investment operations:

Net investment income(b)	.36		.83	.87	.87	.11

Net realized and unrealized gain (loss)	.90		.85	3.16	(4.83)	(.31)

Total from investment operations	1.26		1.68	4.03	(3.96)	(.20)

Distributions to shareholders from:

Net investment income	(.39)		(.76)	(.78)	(.84)	(.13)

Net realized gain	–		–	(.07)	(.13)	–

Total distributions	(.39)		(.76)	(.85)	(.97)	(.13)

Net asset value, end of period	$15.53		$14.66	$13.74	$10.56	$15.49

Total Return(c)	8.65	%(d)	12.51%	39.87%	(26.93)%	(1.29	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.30	%(d)	.11%	.00%	.11%	.10	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.30	%(d)	.11%	.00%	.11%	.10	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.42	%(d)	.42%	.44%	.61%	.20	%(d)

Net investment income	2.37	%(d)	5.83%	7.20%	6.29%	.70	%(d)

Supplemental Data:
Net assets, end of period (000)	$40		$16	$10	$7	$10

Portfolio turnover rate	1.18	%(d)	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

48

Financial Highlights (concluded)

DIVERSIFIED INCOME STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.41		$13.57	$10.51	$15.49	$15.82

Investment operations:

Net investment income(b)	.37		.75	.80	.79	.11

Net realized and unrealized gain (loss)	.87		.86	3.13	(4.79)	(.31)

Total from investment operations	1.24		1.61	3.93	(4.00)	(.20)

Distributions to shareholders from:

Net investment income	(.39)		(.77)	(.80)	(.85)	(.13)

Net realized gain	–		–	(.07)	(.13)	–

Total distributions	(.39)		(.77)	(.87)	(.98)	(.13)

Net asset value, end of period	$15.26		$14.41	$13.57	$10.51	$15.49

Total Return(c)	8.70	%(d)	12.16%	39.01%	(27.19)%	(1.28	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.25	%(d)	.50%	.50%	.46%	.09	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.25	%(d)	.50%	.50%	.46%	.09	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.37	%(d)	.80%	.98%	.96%	.19	%(d)

Net investment income	2.46	%(d)	5.29%	6.82%	5.89%	.72	%(d)

Supplemental Data:
Net assets, end of period (000)	$3,241		$2,394	$107	$108	$10

Portfolio turnover rate	1.18	%(d)	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

49

Financial Highlights

GROWTH & INCOME STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$15.00		$13.87	$10.97	$18.71	$17.38	$15.62

Investment operations:

Net investment income(a)	.18		.34	.36	.41	.29	.16

Net realized and unrealized gain (loss)	1.67		1.08	3.44	(6.64)	1.51	1.80

Total from investment operations	1.85		1.42	3.80	(6.23)	1.80	1.96

Distributions to shareholders from:

Net investment income	(.20)		(.29)	(.69)	(.43)	(.43)	(.20)

Net realized gain	–		–	(.21)	(1.08)	(.04)	–

Total distributions	(.20)		(.29)	(.90)	(1.51)	(.47)	(.20)

Net asset value, end of period	$16.65		$15.00	$13.87	$10.97	$18.71	$17.38

Total Return(b)	12.42	%(c)	10.42%	37.35%	(36.06)%	10.56%	12.68%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.16	%(c)	.35%	.35%	.35%	.35%	.35%

Expenses, including expense reductions, expenses assumed and management fee waived	.16	%(c)	.35%	.35%	.35%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.29	%(c)	.66%	0.76%	.74%	.72%	.71%

Net investment income	1.13	%(c)	2.37%	3.06%	2.65%	1.60%	.98%

Supplemental Data:
Net assets, end of period (000)	$535,730		$423,573	$336,387	$217,985	$282,545	$162,563

Portfolio turnover rate	.04	%(c)	7.69%	6.64%	11.95%	58.38%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

50

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.90		$13.78	$10.90	$18.61	$17.30	$15.59

Investment operations:

Net investment income(a)	.13		.25	.28	.30	.17	.05

Net realized and unrealized gain (loss)	1.65		1.08	3.43	(6.61)	1.51	1.80

Total from investment operations	1.78		1.33	3.71	(6.31)	1.68	1.85

Distributions to shareholders from:

Net investment income	(.15)		(.21)	(.62)	(.32)	(.33)	(.14)

Net realized gain	–		–	(.21)	(1.08)	(.04)	–

Total distributions	(.15)		(.21)	(.83)	(1.40)	(.37)	(.14)

Net asset value, end of period	$16.53		$14.90	$13.78	$10.90	$18.61	$17.30

Total Return(b)	12.02	%(c)	9.73%	36.49%	(36.52)%	9.85%	11.92%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.63	%(c)	1.31%	1.41%	1.39%	1.37%	1.35%

Net investment income	.82	%(c)	1.73%	2.40%	2.00%	.96%	.31%

Supplemental Data:
Net assets, end of period (000)	$35,716		$33,841	$31,299	$19,549	$25,246	$15,132

Portfolio turnover rate	.04	%(c)	7.69%	6.64%	11.95%	58.38%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

51

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.90		$13.78	$10.90	$18.61	$17.31	$15.59

Investment operations:

Net investment income(a)	.13		.25	.28	.31	.17	.06

Net realized and unrealized gain (loss)	1.67		1.08	3.43	(6.62)	1.50	1.80

Total from investment operations	1.80		1.33	3.71	(6.31)	1.67	1.86

Distributions to shareholders from:

Net investment income	(.16)		(.21)	(.62)	(.32)	(.33)	(.14)

Net realized gain	–		–	(.21)	(1.08)	(.04)	–

Total distributions	(.16)		(.21)	(.83)	(1.40)	(.37)	(.14)

Net asset value, end of period	$16.54		$14.90	$13.78	$10.90	$18.61	$17.31

Total Return(b)	12.13	%(c)	9.63%	36.59%	(36.53)%	9.81%	12.02%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.48	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.48	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.61	%(c)	1.31%	1.41%	1.39%	1.37%	1.36%

Net investment income	.81	%(c)	1.74%	2.42%	2.00%	.92%	.34%

Supplemental Data:
Net assets, end of period (000)	$112,875		$90,833	$83,366	$56,468	$77,376	$24,048

Portfolio turnover rate	.04	%(c)	7.69%	6.64%	11.95%	58.38%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

52

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.99		$13.86	$10.97	$18.72	$19.00

Investment operations:

Net investment income(b)	.19		.37	.34	.44	.08

Net realized and unrealized gain (loss)	1.68		1.09	3.48	(6.65)	(.36)

Total from investment operations	1.87		1.46	3.82	(6.21)	(.28)

Distributions to shareholders from:

Net investment income	(.22)		(.33)	(.72)	(.46)	–

Net realized gain	–		–	(.21)	(1.08)	–

Total distributions	(.22)		(.33)	(.93)	(1.54)	–

Net asset value, end of period	$16.64		$14.99	$13.86	$10.97	$18.72

Total Return(c)	12.56	%(d)	10.69%	37.61%	(35.94)%	(1.47	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(d)	.10%	.10%	.10%	.03	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(d)	.10%	.10%	.10%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.19	%(d)	.41%	.49%	.51%	.10	%(d)

Net investment income	1.19	%(d)	2.54%	2.77%	3.09%	.44	%(d)

Supplemental Data:
Net assets, end of period (000)	$6,129		$2,595	$751	$58	$10

Portfolio turnover rate	.04	%(d)	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

53

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$15.05		$13.91	$11.00	$18.77	$17.43	$15.64

Investment operations:

Net investment income(a)	.21		.39	.41	.45	.38	.34

Net realized and unrealized gain (loss)	1.68		1.09	3.44	(6.66)	1.49	1.69

Total from investment operations	1.89		1.48	3.85	(6.21)	1.87	2.03

Distributions to shareholders from:

Net investment income	(.23)		(.34)	(.73)	(.48)	(.49)	(.24)

Net realized gain	–		–	(.21)	(1.08)	(.04)	–

Total distributions	(.23)		(.34)	(.94)	(1.56)	(.53)	(.24)

Net asset value, end of period	$16.71		$15.05	$13.91	$11.00	$18.77	$17.43

Total Return(b)	12.62	%(c)	10.83%	37.83%	(35.88)%	10.94%	13.09%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.14	%(c)	.31%	.41%	.38%	.37%	.34%

Net investment income	1.29	%(c)	2.72%	3.50%	2.85%	2.07%	2.08%

Supplemental Data:
Net assets, end of period (000)	$786		$617	$490	$230	$1,385	$1,068

Portfolio turnover rate	.04	%(c)	7.69%	6.64%	11.95%	58.38%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

54

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$15.06		$13.90	$10.99	$18.74	$17.41	$15.63

Investment operations:

Net investment income(a)	.15		.36	.46	.40	.29	.10

Net realized and unrealized gain (loss)	1.70		1.08	3.34	(6.66)	1.50	1.88

Total from investment operations	1.85		1.44	3.80	(6.26)	1.79	1.98

Distributions to shareholders from:

Net investment income	(.19)		(.28)	(.68)	(.41)	(.42)	(.20)

Net realized gain	–		–	(.21)	(1.08)	(.04)	–

Total distributions	(.19)		(.28)	(.89)	(1.49)	(.46)	(.20)

Net asset value, end of period	$16.72		$15.06	$13.90	$10.99	$18.74	$17.41

Total Return(b)	12.36	%(c)	10.47%	37.20%	(36.13)%	10.44%	12.74%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.20	%(c)	.34%	.44%	.44%	.45%	.42%

Expenses, including expense reductions, expenses assumed and management fee waived	.20	%(c)	.34%	.44%	.44%	.45%	.42%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.34	%(c)	.63%	.89%	.83%	.82%	.84%

Net investment income	.92	%(c)	2.50%	4.34%	2.62%	1.62%	.59%

Supplemental Data:
Net assets, end of period (000)	$6		$1	$2	$21	$33	$27

Portfolio turnover rate	.04	%(c)	7.69%	6.64%	11.95%	58.38%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

55

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.18		$14.03	$11.02	$18.70	$19.00

Investment operations:

Net investment income(b)	.16		.30	.44	.45	.07

Net realized and unrealized gain (loss)	1.70		1.11	3.44	(6.67)	(.37)

Total from investment operations	1.86		1.41	3.88	(6.22)	(.30)

Distributions to shareholders from:

Net investment income	(.19)		(.26)	(.66)	(.38)	–

Net realized gain	–		–	(.21)	(1.08)	–

Total distributions	(.19)		(.26)	(.87)	(1.46)	–

Net asset value, end of period	$16.85		$15.18	$14.03	$11.02	$18.70

Total Return(c)	12.28	%(c)	10.17%	37.89%	(36.91)%	(1.58	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.30	%(d)	.58%	.08%	.11%	.10	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.30	%(d)	.58%	.08%	.11%	.10	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.43	%(d)	.89%	.47%	.49%	.17	%(d)

Net investment income	.95	%(d)	2.08%	3.62%	2.92%	.37	%(d)

Supplemental Data:
Net assets, end of period (000)	$171		$110	$41	$6	$10

Portfolio turnover rate	.04	%(d)	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

56

Financial Highlights (concluded)

GROWTH & INCOME STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.97		$13.84	$10.95	$18.71	$19.00

Investment operations:

Net investment income(b)	.17		.28	.32	.36	.07

Net realized and unrealized gain (loss)	1.66		1.13	3.46	(6.62)	(.36)

Total from investment operations	1.83		1.41	3.78	(6.26)	(.29)

Distributions to shareholders from:

Net investment income	(.19)		(.28)	(.68)	(.42)	—

Net realized gain	—		—	(.21)	(1.08)	—

Total distributions	(.19)		(.28)	(.89)	(1.50)	—

Net asset value, end of period	$16.61		$14.97	$13.84	$10.95	$18.71

Total Return(c)	12.31	%(c)	10.31%	37.16%	(36.21)%	(1.53	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.48%	.09	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.48%	.08	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.38	%(d)	.81%	.90%	.89%	.16	%(d)

Net investment income	1.04	%(d)	1.97%	2.69%	2.47%	.38	%(d)

Supplemental Data:
Net assets, end of period (000)	$12,282		$9,240	$439	$165	$10

Portfolio turnover rate	.04	%(d)	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

57

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of twelve funds. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”) and Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Class A, B, C, F, I, P, R2 and R3 shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectuses. The Funds no longer issue Class B shares for purchase.

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Diversified Income Strategy Fund’s investment objective is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. The Funds invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange LLC, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

58

Notes to Financial Statements (unaudited)(continued)

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended November 30, 2007 through November 30, 2010. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset

59

Notes to Financial Statements (unaudited)(continued)

or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing each Fund’s investments carried at fair value:

	Balanced Strategy Fund				Diversified Equity Strategy Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,485,313	$–	$–	$1,485,313	$198,422	$–	$–	$198,422
Repurchase Agreement	–	871	–	871	–	214	–	214
Total	$1,485,313	$871	$–	$1,486,184	$198,422	$214	$–	$198,636

	Diversified Income Strategy Fund				Growth & Income Strategy Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$392,053	$–	$–	$392,053	$702,557	$–	$–	$702,557
Repurchase Agreement	–	876	–	876	–	1,088	–	1,088
Total	$392,053	$876	$–	$392,929	$702,557	$1,088	$–	$703,645

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is .10% of each Fund’s average daily net assets. Lord Abbett waived the entire management fee for each Fund for the six months ended May 31, 2011.(1)

(1)

For the period from April 1, 2011 through March 31, 2012, Lord Abbett has contractually agreed to waive .05% of its management fee. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees. Effective April 1, 2011, Lord Abbett voluntarily agreed to waive an additional .05% of its management fee. Lord Abbett may discontinue the voluntary waiver or change the level of its voluntary waiver at any time.

60

Notes to Financial Statements (unaudited)(continued)

The Funds have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of the Funds in proportion to the average daily value of total Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on each Fund’s Statement of Operations and Receivables from affiliates on each Fund’s Statement of Assets and Liabilities.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A(1)	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)

Effective April 1, 2011, Class A 12b-1 fees were reduced from .35% (.25% service, .10% distribution) of the Funds’ average daily net assets attributable to Class A shares to .25% (.25% service, .00% distribution).

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2011:

	Distributor Commissions	Dealers’ Concessions
Balanced Strategy Fund	$523,469	$2,839,191
Diversified Equity Strategy Fund	80,185	447,622
Diversified Income Strategy Fund	214,975	1,178,519
Growth & Income Strategy Fund	451,898	2,507,277

Distributor received the following amount of CDSCs for the six months ended May 31, 2011:

	Class A	Class C
Balanced Strategy Fund	$17,824	$17,701
Diversified Equity Strategy Fund	677	14,612
Diversified Income Strategy Fund	16,579	3,984
Growth & Income Strategy Fund	1,646	10,104

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Balanced Strategy Fund and Diversified Income Strategy Fund; declared and paid quarterly for Growth & Income Strategy Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any,

61

Notes to Financial Statements (unaudited)(continued)

are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2011 and the fiscal year ended November 30, 2010 was as follows:

	Balanced Strategy Fund		Diversified Equity Strategy Fund
	Six Months Ended 5/31/2011 (unaudited)	Year Ended 11/30/2010	Six Months Ended 5/31/2011 (unaudited)	Year Ended 11/30/2010
Distributions paid from:
Ordinary income	$24,800,518	$44,364,709	$158,080	$102,593
Total distributions paid	$24,800,518	$44,364,709	$158,080	$102,593

	Diversified Income Strategy Fund		Growth & Income Strategy Fund
	Six Months Ended 5/31/2011 (unaudited)	Year Ended 11/30/2010	Six Months Ended 5/31/2011 (unaudited)	Year Ended 11/30/2010
Distributions paid from:
Ordinary income	$8,793,595	$11,140,841	$7,586,872	$9,506,879
Total distributions paid	$8,793,595	$11,140,841	$7,586,872	$9,506,879

As of November 30, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2017	2018	Total
Balanced Strategy Fund	$33,706,074	$26,925,680	$60,631,754
Diversified Equity Strategy Fund	5,747,274	1,246,451	6,993,725
Diversified Income Strategy Fund	467,172	–	467,172
Growth & Income Strategy Fund	5,626,829	6,048,710	11,675,539

As of May 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
Balanced Strategy Fund	$1,406,732,153	$80,834,932	$(1,383,071)	$79,451,861
Diversified Equity Strategy Fund	164,959,589	33,676,667	–	33,676,667
Diversified Income Strategy Fund	370,392,408	22,536,937	–	22,536,937
Growth & Income Strategy Fund	660,852,458	43,780,630	(988,232)	42,792,398

The difference between book-basis and tax-basis unrealized gains/(losses) is attributable to the tax treatment of certain distributions received and wash sales.

62

Notes to Financial Statements (unaudited)(continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Funds.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2011 were as follows:

	Purchases	Sales
Balanced Strategy Fund	$70,269,383	$33,170,037
Diversified Equity Strategy Fund	36,040,901	12,613,503
Diversified Income Strategy Fund	110,533,482	3,947,573
Growth & Income Strategy Fund	78,031,782	265,658

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2011.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the six months ended May 31, 2011:

Balanced Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2011	Value at 5/31/2011	Net Realized Gain (Loss) 12/1/2010 to 5/31/2011	Dividend Income 12/1/2010 to 5/31/2011
Lord Abbett Affiliated Fund, Inc. – Class I	20,935,809	507,282	(970,352)	20,472,739	$250,381,598	$(562,258)	$1,527,669
Lord Abbett Bond – Debenture Fund, Inc. – Class I	24,256,419	1,906,940	(188,501)	25,974,858	209,357,356	47,717	6,369,489

63

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2011	Value at 5/31/2011	Net Realized Gain (Loss) 12/1/2010 to 5/31/2011	Dividend Income 12/1/2010 to 5/31/2011
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	19,886,800	263,632	(220,129)	19,930,303	$250,324,610	$(357,820)	$3,178,732
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	5,845,513	170,935	(127,837)	5,888,611	179,602,646	529,620	1,177,243
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) – Class I	3,822,506	316,738	–	4,139,244	29,016,099	570,480 (a)	457,650
Lord Abbett Investment Trust – Floating Rate Fund – Class I	7,149,156	617,528	–	7,766,684	72,851,495	383,671 (a)	1,777,960
Lord Abbett Investment Trust – High Yield Fund – Class I	25,830,603	2,441,304	(403,282)	27,868,625	224,063,742	(25,221)	8,268,738
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5,665,629	124,768	–	5,790,397	76,664,860	–	993,093
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	20,309,340	1,444,398	(1,062,397)	20,691,341	193,050,206	(787,525)	2,804,849
Total					$1,485,312,612	$(201,336)	$26,555,423

(a)	Amount represents distributed capital gains.

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2011	Value at 5/31/2011	Net Realized Gain (Loss) 12/1/2010 to 5/31/2011	Dividend Income 12/1/2010 to 5/31/2011
Lord Abbett Affiliated Fund, Inc. – Class I	2,131,278	438,604	(156,770)	2,413,112	$29,512,363	$(620,501)	$170,090
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	1,097,606	274,034	(76,593)	1,295,047	39,498,934	(192,974)	221,295
Lord Abbett Developing Growth Fund, Inc. – Class I	378,521	38,693	(23,098)	394,116	9,994,792	101,650	–
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	1,258,096	230,135	(74,332)	1,413,899	19,752,169	16,428	–
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	697,372	129,192	(64,791)	761,773	19,882,285	6,034	–
Lord Abbett Securities Trust – International Core Equity Fund – Class I	1,547,367	403,822	(136,714)	1,814,475	24,023,647	(311,569)	271,202
Lord Abbett Securities Trust – International Opportunities Fund – Class I	935,709	259,610	(86,431)	1,108,888	16,067,784	(29,866)	90,102

64

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2011	Value at 5/31/2011	Net Realized Gain (Loss) 12/1/2010 to 5/31/2011	Dividend Income 12/1/2010 to 5/31/2011
Lord Abbett Stock Appreciation Fund – Class I	2,658,585	568,802	(160,175)	3,067,212	$19,844,860	$82,956	$–
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	1,041,396	179,681	(66,603)	1,154,474	19,845,400	194,805	–
Total					$198,422,234	$(753,037)	$752,689

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2011	Value at 5/31/2011	Net Realized Gain (Loss) 12/1/2010 to 5/31/2011		Dividend Income 12/1/2010 to 5/31/2011
Lord Abbett Bond – Debenture Fund, Inc. – Class I	4,745,360	1,806,700	(48,912)	6,503,148	$52,415,369	$1,468		$1,414,585
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	5,873,971	1,979,332	–	7,853,303	98,637,488	–		1,043,260
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) – Class I	814,893	302,702	–	1,117,595	7,834,341	116,611	(a)	105,656
Lord Abbett Investment Trust – Floating Rate Fund – Class I	1,290,382	565,385	–	1,855,767	17,407,099	71,684	(a)	374,769
Lord Abbett Investment Trust – High Yield Fund – Class I	14,580,073	6,330,846	(440,829)	20,470,090	164,579,527	60,016		5,334,338
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	1,663,318	496,366	–	2,159,684	20,149,854	–		240,187
Lord Abbett Investment Trust – Total Return Fund – Class I	1,916,248	925,303	–	2,841,551	31,029,733	901,152	(a)	559,095
Total					$392,053,411	$1,150,931		$9,071,890

(a)	Amount represents distributed capital gains.

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2011	Value at 5/31/2011	Net Realized Gain (Loss) 12/1/2010 to 5/31/2011		Dividend Income 12/1/2010 to 5/31/2011
Lord Abbett Affiliated Fund, Inc. – Class I	4,149,599	419,858	–	4,569,457	$55,884,465	$		$316,676
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	3,928,710	542,539	–	4,471,249	56,158,885		–	671,703
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	3,244,385	431,459	–	3,675,844	112,113,232		–	651,473

65

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2011	Value at 5/31/2011	Net Realized Gain (Loss) 12/1/2010 to 5/31/2011		Dividend Income 12/1/2010 to 5/31/2011
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) – Class I	1,583,767	362,099	–	1,945,866	$13,640,518	$241,158	(a)	$206,387
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2,464,927	487,292	–	2,952,219	27,691,813	130,148	(a)	646,581
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	4,681,541	328,221	–	5,009,762	69,986,376	–		–
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	1,040,923	25,295	–	1,066,218	27,828,300	–		–
Lord Abbett Investment Trust – High Yield Fund – Class I	12,076,437	2,392,643	(32,878)	14,436,202	116,067,066	3,945		4,122,243
Lord Abbett Securities Trust – International Core Equity Fund – Class I	6,151,740	779,841	–	6,931,581	91,774,133	–		1,100,956
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	3,351,318	471,476	–	3,822,794	35,666,665	–		464,768
Lord Abbett Securities Trust – International Opportunities Fund – Class I	2,215,564	245,040	–	2,460,604	35,654,159	–		212,112
Lord Abbett Stock Appreciation Fund – Class I	3,363,811	523,615	–	3,887,426	25,151,646	–		–
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	1,912,977	119,567	–	2,032,544	34,939,428	–		–
Total					$702,556,686	$375,251		$8,392,899

(a)	Amount represents distributed capital gains.

9.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    INVESTMENT RISKS

The Funds’ investments are each concentrated in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying

66

Notes to Financial Statements (unaudited)(continued)

Funds’ investments and the net asset values of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Balanced Strategy Fund, Diversified Income Strategy Fund, and Growth & Income Strategy Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund is wrong, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The underlying fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because the Diversified Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund generally will be invested in equity funds and the Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments. Given the Balanced Strategy Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund’s performance.

67

Notes to Financial Statements (unaudited)(continued)

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Balanced Strategy Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,709,854	$138,438,577	24,328,279	$241,969,726
Converted from Class B*	214,289	2,348,070	678,507	6,634,510
Reinvestment of distributions	1,759,133	19,108,762	3,511,067	34,588,448
Shares reacquired	(13,044,109)	(142,665,910)	(27,792,546)	(275,233,080)
Increase	1,639,167	$17,229,499	725,307	$7,959,604

Class B Shares
Shares sold	235,834	$2,569,169	1,145,554	$11,350,096
Reinvestment of distributions	100,420	1,086,440	237,750	2,339,428
Shares reacquired	(1,041,965)	(11,349,084)	(2,041,248)	(20,288,278)
Converted to Class A*	(214,508)	(2,348,070)	(679,321)	(6,634,510)
Decrease	(920,219)	$(10,041,545)	(1,337,265)	$(13,233,264)

Class C Shares
Shares sold	2,334,720	$25,366,509	4,891,757	$48,447,808
Reinvestment of distributions	224,977	2,430,115	449,827	4,415,665
Shares reacquired	(2,138,356)	(23,205,610)	(5,730,828)	(56,369,043)
Increase (decrease)	421,341	$4,591,014	(389,244)	$(3,505,570)

Class F Shares
Shares sold	297,425	$3,231,575	834,461	$8,346,089
Reinvestment of distributions	11,387	123,785	13,081	129,145
Shares reacquired	(205,674)	(2,214,515)	(471,224)	(4,709,417)
Increase	103,138	$1,140,845	376,318	$3,765,817

Class I Shares
Shares sold	2,695,061	$28,180,546	138,232	$1,389,279
Reinvestment of distributions	46,979	509,740	13,170	129,723
Shares reacquired	(634,862)	(6,938,045)	(66,259)	(652,161)
Increase	2,107,178	$21,752,241	85,143	$866,841

Class P Shares
Shares sold	59,894	$652,766	91,352	$908,052
Reinvestment of distributions	8,979	97,124	19,755	193,918
Shares reacquired	(88,442)	(954,781)	(168,245)	(1,658,355)
Decrease	(19,569)	$(204,891)	(57,138)	$(556,385)

Class R2 Shares
Shares sold	32,075	$355,379	34,944	$357,521
Reinvestment of distributions	419	4,627	458	4,584
Shares reacquired	(9,031)	(99,872)	(3,680)	(35,800)
Increase	23,463	$260,134	31,722	$326,305

68

Notes to Financial Statements (unaudited)(continued)

Balanced Strategy Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	490,399	$5,322,684	1,764,231	$17,521,154
Reinvestment of distributions	26,526	287,840	29,752	293,091
Shares reacquired	(176,386)	(1,914,559)	(515,122)	(5,126,773)
Increase	340,539	$3,695,965	1,278,861	$12,687,472
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Diversified Equity Strategy Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,101,347	$36,041,758	2,237,409	$32,248,702
Converted from Class B*	7,083	122,404	12,472	178,300
Reinvestment of distributions	7,952	131,137	6,220	87,824
Shares reacquired	(1,371,193)	(23,572,252)	(1,988,782)	(28,413,795)
Increase	745,189	$12,723,047	267,319	$4,101,031

Class B Shares
Shares sold	22,844	$382,967	107,146	$1,523,853
Shares reacquired	(42,296)	(708,636)	(113,205)	(1,598,799)
Converted to Class A*	(7,195)	(122,404)	(12,620)	(178,300)
Decrease	(26,647)	$(448,073)	(18,679)	$(253,246)

Class C Shares
Shares sold	543,036	$9,063,176	937,166	$13,292,865
Shares reacquired	(288,421)	(4,773,853)	(834,964)	(11,911,636)
Increase	254,615	$4,289,323	102,202	$1,381,229

Class F Shares
Shares sold	287,126	$4,905,240	63,482	$910,644
Reinvestment of distributions	217	3,574	54	759
Shares reacquired	(20,616)	(353,101)	(32,549)	(451,671)
Increase	266,727	$4,555,713	30,987	$459,732

Class I Shares
Shares sold	131,323	$2,282,765	12,731	$187,059
Reinvestment of distributions	369	6,120	292	4,147
Shares reacquired	(102,263)	(1,786,059)	(3,575)	(52,602)
Increase	29,429	$502,826	9,448	$138,604

Class P Shares
Shares sold	4,016	$67,988	1,917	$28,112
Reinvestment of distributions	2	41	1	10
Shares reacquired	(788)	(13,643)	(1,553)	(21,401)
Increase	3,230	$54,386	365	$6,721

69

Notes to Financial Statements (unaudited)(continued)

Diversified Equity Strategy Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	11,497	$195,934	17,963	$246,656
Reinvestment of distributions	6	100	2	31
Shares reacquired	(610)	(10,610)	(2,861)	(38,902)
Increase	10,893	$185,424	15,104	$207,785

Class R3 Shares
Shares sold	116,057	$1,978,108	167,369	$2,418,434
Reinvestment of distributions	176	2,883	21	301
Shares reacquired	(22,360)	(379,583)	(67,180)	(956,667)
Increase	93,873	$1,601,408	100,210	$1,462,068
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Diversified Income Strategy Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,452,815	$81,768,642	6,915,314	$97,525,994
Converted from Class B*	13,988	210,547	50,182	702,499
Reinvestment of distributions	343,847	5,146,533	519,294	7,292,079
Shares reacquired	(2,594,873)	(39,028,884)	(2,704,701)	(38,062,847)
Increase	3,215,777	$48,096,838	4,780,089	$67,457,725

Class B Shares
Shares sold	48,012	$728,243	233,815	$3,285,828
Reinvestment of distributions	14,971	225,766	32,584	461,178
Shares reacquired	(81,793)	(1,238,420)	(163,513)	(2,319,815)
Converted to Class A*	(13,861)	(210,547)	(49,718)	(702,499)
Increase (decrease)	(32,671)	$(494,958)	53,168	$724,692

Class C Shares
Shares sold	2,773,672	$42,043,578	2,554,819	$36,533,376
Reinvestment of distributions	87,985	1,331,563	116,680	1,656,116
Shares reacquired	(506,784)	(7,677,573)	(865,771)	(12,304,841)
Increase	2,354,873	$35,697,568	1,805,728	$25,884,651

Class F Shares
Shares sold	1,666,008	$25,034,075	894,277	$12,675,703
Reinvestment of distributions	15,259	229,681	6,899	97,345
Shares reacquired	(206,397)	(3,098,209)	(60,757)	(865,259)
Increase	1,474,870	$22,165,547	840,419	$11,907,789

70

Notes to Financial Statements (unaudited)(continued)

Diversified Income Strategy Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	22,064	$331,501	13,131	$182,355
Reinvestment of distributions	410	6,097	968	13,500
Shares reacquired	(12,554)	(188,495)	(20,273)	(281,565)
Increase (decrease)	9,920	$149,103	(6,174)	$(85,710)

Class P Shares
Shares sold	239.410	$3,645	156.145	$2,223
Reinvestment of distributions	11.000	168	23.000	321
Shares reacquired	(20.000)	(299)	(598.000)	(8,319)
Increase (decrease)	230.410	$3,514	(418.855)	$(5,775)

Class R2 Shares
Shares sold	1,856	$28,034	416	$6,106
Reinvestment of distributions	50	769	47	668
Shares reacquired	(433)	(6,643)	(117)	(1,703)
Increase	1,473	$22,160	346	$5,071

Class R3 Shares
Shares sold	66,877	$1,004,807	200,472	$2,820,247
Reinvestment of distributions	4,887	73,189	5,092	71,871
Shares reacquired	(25,506)	(381,679)	(47,324)	(665,043)
Increase	46,258	$696,317	158,240	$2,227,075
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Growth & Income Strategy Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,628,116	$107,086,784	10,874,510	$156,126,641
Converted from Class B*	35,370	570,177	103,155	1,461,440
Reinvestment of distributions	368,715	5,882,462	527,856	7,460,641
Shares reacquired	(3,096,899)	(50,156,802)	(7,520,570)	(107,341,348)
Increase	3,935,302	$63,382,621	3,984,951	$57,707,374

Class B Shares
Shares sold	129,831	$2,082,899	517,615	$7,339,406
Reinvestment of distributions	20,874	329,906	33,634	472,810
Shares reacquired	(226,153)	(3,651,195)	(447,272)	(6,389,396)
Converted to Class A*	(35,600)	(570,177)	(103,796)	(1,461,440)
Increase (decrease)	(111,048)	$(1,808,567)	181	$(38,620)

Class C Shares
Shares sold	1,358,255	$21,853,718	1,968,747	$28,110,313
Reinvestment of distributions	57,855	915,842	80,024	1,126,209
Shares reacquired	(684,926)	(10,984,399)	(2,002,120)	(28,432,276)
Increase	731,184	$11,785,161	46,651	$804,246

71

Notes to Financial Statements (unaudited)(concluded)

Growth & Income Strategy Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	284,883	$4,545,846	168,204	$2,438,197
Reinvestment of distributions	2,025	32,352	1,292	18,317
Shares reacquired	(91,742)	(1,491,231)	(50,586)	(722,251)
Increase	195,166	$3,086,967	118,910	$1,734,263

Class I Shares
Shares sold	47,813	$784,711	11,585	$164,787
Reinvestment of distributions	590	9,457	930	13,190
Shares reacquired	(42,384)	(696,850)	(6,730)	(99,665)
Increase	6,019	$97,318	5,785	$78,312

Class P Shares
Shares sold	261.810	$4,327	2.987	$41
Reinvestment of distributions	1.114	18	2.000	26
Shares reacquired	(18.298)	(296)	(43.000)	(583)
Increase (decrease)	244.626	$4,049	(38.013)	$(516)

Class R2 Shares
Shares sold	3,031	$49,918	4,251	$61,239
Reinvestment of distributions	64	1,032	69	991
Shares reacquired	(187)	(3,041)	(6)	(85)
Increase	2,908	$47,909	4,314	$62,145

Class R3 Shares
Shares sold	181,207	$2,919,318	761,878	$10,867,650
Reinvestment of distributions	8,109	129,095	6,530	92,002
Shares reacquired	(67,191)	(1,076,679)	(182,908)	(2,592,703)
Increase	122,125	$1,971,734	585,500	$8,366,949
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

72

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of May 31, 2011 each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	16.86%
Lord Abbett Bond – Debenture Fund, Inc. – Class I	14.10%
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	16.85%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	12.09%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund
(formerly, Developing Local Markets Fund) – Class I	1.95%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	4.90%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.09%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.16%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	13.00%

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	14.87%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	19.91%
Lord Abbett Developing Growth Fund, Inc. – Class I	5.04%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	9.95%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	10.02%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	12.11%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	8.10%
Lord Abbett Stock Appreciation Fund – Class I	10.00%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10.00%

Diversified Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Bond – Debenture Fund, Inc. – Class I	13.37%
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	25.16%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund
(formerly, Developing Local Markets Fund) – Class I	2.00%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	4.44%
Lord Abbett Investment Trust – High Yield Fund – Class I	41.98%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	5.14%
Lord Abbett Investment Trust – Total Return Fund – Class I	7.91%

73

Investments in Underlying Funds (unaudited)(continued)

Growth & Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	7.96%
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	7.99%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	15.96%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund
(formerly, Developing Local Markets Fund) – Class I	1.94%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	3.94%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	9.96%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	3.96%
Lord Abbett Investment Trust – High Yield Fund – Class I	16.52%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	13.06%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	5.08%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	5.08%
Lord Abbett Stock Appreciation Fund – Class I	3.58%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	4.97%

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2011, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.44%
Chevron Corp.	3.05%
Wells Fargo & Co.	2.87%
Pfizer, Inc.	2.70%
Bank of America Corp.	2.52%
Goldman Sachs Group, Inc. (The)	2.34%
AT&T, Inc.	2.10%
General Electric Co.	1.89%
Hertz Global Holdings, Inc.	1.81%
Walt Disney Co. (The)	1.73%

74

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	13.29%
Consumer Staples	6.52%
Energy	14.72%
Financials	24.04%
Health Care	12.06%
Industrials	9.02%
Information Technology	6.59%
Materials	7.77%
Telecommunication Services	4.04%
Utilities	1.36%
Short-Term Investment	0.59%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Bond – Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Crown Cork & Seal Co., Inc., 7.375% 12/15/2016	0.58%
SBA Communications Corp., 4.00% 10/1/2014	0.58%
Sprint Capital Corp., 6.90%, 5/1/2019	0.57%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/2017	0.54%
Williams Cos., Inc. (The), 7.875%, 9/1/2021	0.53%
OGX Petroleo e Gas Participacoes SA, 8.50%,6/1/2018	0.52%
Apache Corp., 6.00%	0.51%
EMC Corp., 1.75%, 12/1/2013	0.51%
Bank of America Corp., 7.25%	0.49%
Citigroup Inc., 5.50% 4/11/2013	0.49%

Holdings by Sector*	% of Investments
Agency	0.21%
Automotive	4.25%
Banking	4.68%
Basic Industry	9.39%
Capital Goods	7.95%
Consumer Cyclical	4.81%
Consumer Non-Cyclical	3.14%
Energy	13.55%
Financial Services	4.47%
Healthcare	7.54%
Insurance	2.12%
Media	7.20%
Municipal	0.37%
Real Estate	1.16%
Services	11.39%
Technology & Electronics	7.10%
Telecommunications	8.09%
Utility	2.01%
Short-Term Investment	0.57%
Total	100.00%

*	A sector may comprise several industries.

75

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Capital Structure Fund

Ten Largest Holdings	% of Investments
Chevron Corp.	2.38%
Mylan, Inc.	1.73%
ConocoPhillips	1.71%
Apple, Inc.	1.35%
Exxon Mobil Corp.	1.35%
JPMorgan Chase & Co.	1.12%
Microsoft Corp.	1.05%
AT&T, Inc.	1.02%
Snap-on, Inc.	0.98%
Pfizer, Inc.	0.97%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.23%
Consumer Staples	6.11%
Energy	14.96%
Financials	13.07%
Health Care	11.46%
Industrials	12.60%
Information Technology	14.04%
Materials	7.72%
Telecommunication Services	4.65%
Utilities	2.37%
Short-Term Investment	0.79%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	3.37%
JPMorgan Chase & Co.	1.83%
Union Pacific Corp.	1.61%
Exxon Mobil Corp.	1.60%
Pfizer, Inc.	1.56%
Google, Inc. Class A	1.56%
Bank of America Corp.	1.48%
QUALCOMM, Inc.	1.45%
Johnson & Johnson	1.43%
Goldman Sachs Group, Inc. (The)	1.43%

76

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	12.18%
Consumer Staples	6.21%
Energy	11.70%
Financials	16.38%
Health Care	11.05%
Industrials	10.82%
Information Technology	18.83%
Materials	7.99%
Telecommunication Services	2.89%
Utilities	1.18%
Short-Term Investment	0.77%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Polypore International, Inc.	2.20%
NetSuite, Inc.	2.05%
IPG Photonics Corp.	1.91%
SXC Health Solutions Corp.	1.76%
Ariba, Inc.	1.73%
Amarin Corp. plc ADR	1.60%
Cepheid, Inc.	1.54%
Clean Harbors, Inc.	1.53%
Fortinet, Inc.	1.52%
IMAX Corp.	1.51%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.98%
Consumer Staples	1.05%
Energy	5.86%
Financials	8.05%
Health Care	22.50%
Industrials	16.44%
Information Technology	25.13%
Materials	2.40%
Short-Term Investment	1.59%
Total	100.00%

*	A sector may comprise several industries.

77

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)

Ten Largest Holdings	% of Investments
Poland Government Bond, 4.25%, 5/24/2011	4.02%
Turkey Government Bond, Zero Coupon, 11/03/2010	3.21%
Hungary Government Bond, 7.50%, 2/12/2011	2.14%
Southern Co., 0.703, 10/21/2011	1.07%
Federal National Mortgage Assoc., 5.50% 11/1/2034	1.05%
Comcast Cable Communications Holdings, Inc., 8.375% 3/15/2013	1.00%
Federal National Mortgage Assoc., 5.50% 2/1/2034	0.96%
Mosaic Co. (The), 7.625%, 12/1/2016	0.94%
Allied Waste North America, Inc., 6.875%, 6/1/2017	0.91%
HJ Heinz Finance Co., 6.625%, 7/15/2011	0.89%

Holdings by Sector*	% of Investments
Agency	5.01%
Asset Backed	16.95%
Automotive	0.75%
Banking	6.69%
Basic Industry	3.02%
Capital Goods	0.45%
Consumer Cyclical	0.30%
Consumer Non-Cyclical	4.16%
Energy	3.79%
Financial Services	0.97%
Foreign Sovereign	10.69%
Health Care	1.74%
Insurance	0.84%
Media	1.99%
Mortgage Backed	28.84%
Real Estate	1.31%
Services	2.71%
Technology & Electronics	2.17%
Telecommunications	3.37%
Utility	4.25%
Total	100.00%

*	A sector may comprise several industries.

78

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
HCA, Inc. Extended Term Loan B2, 3.557%, 3/31/2017	1.44%
CommScope, Inc. New Term Loan B, 5.00%, 1/14/2018	1.14%
Intelsat Jackson Holdings SA Tranche B Term Loan, 5.00%, 4/2/2018	1.03%
Freescale Semiconductor, Inc. Extended Term Loan B, 4.461%, 12/1/2016	0.96%
Del Monte Foods Co. Term Loan, 4.50%, 3/8/2018	0.95%
Allison Transmission, Inc. Term Loan B,2.96%, 8/7/2014	0.90%
Avaya, Inc. Term Loan, 3.005%, 10/24/2014	0.88%
CIT Group, Inc. Term Loan 3, 6.25%, 8/11/2015	0.87%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan, 4.768%, 10/10/2017	0.85%
Springleaf Finance Corp. Term Loan, 5.50%, 5/5/2017	0.84%

Holdings by Sector*	% of Investments
Aerospace	2.13%
Chemicals	3.71%
Consumer Durables	0.33%
Consumer Non-Durables	1.65%
Energy	1.85%
Financial	5.30%
Food/Tobacco	6.19%
Forest Products	1.75%
Gaming/Leisure	4.32%
Healthcare	10.57%
Housing	2.51%
Information Technology	9.12%
Manufacturing	3.58%
Media/Telecom	17.43%
Metals/Minerals	2.14%
Retail	5.74%
Service	12.41%
Transportation	4.29%
Utility	2.43%
Short-Term Investments	2.55%
Total	100.00%

*	A sector may comprise several industries.

79

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	4.30%
Amgen, Inc.	2.12%
State Street Corp.	2.09%
Interpublic Group of Cos., Inc. (The)	2.05%
Omnicom Group, Inc.	2.03%
UnitedHealth Group, Inc.	2.00%
Bunge Ltd.	1.92%
Anadarko Petroleum Corp.	1.86%
Thermo Fisher Scientific, Inc.	1.79%
Archer Daniels Midland Co.	1.76%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.46%
Consumer Staples	7.00%
Energy	17.68%
Financials	16.51%
Health Care	20.60%
Industrials	11.19%
Information Technology	6.35%
Materials	6.09%
Utilities	1.30%
Short-Term Investment	3.82%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Citrix Systems, Inc.	1.77%
NetApp, Inc.	1.72%
Agilent Technologies, Inc.	1.62%
Green Mountain Coffee Roasters, Inc.	1.43%
CB Richard Ellis Group, Inc. Class A	1.43%
Coach, Inc.	1.38%
Ross Stores, Inc.	1.36%
Cummins, Inc.	1.35%
Rockwell Automation, Inc.	1.31%
Whole Foods Market, Inc.	1.29%

80

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	23.25%
Consumer Staples	2.72%
Energy	5.95%
Financials	7.86%
Health Care	10.10%
Industrials	16.24%
Information Technology	25.19%
Materials	8.17%
Short-Term Investment	0.52%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Ford Motor Credit Co., LLC, 12.00%, 5/15/2015	1.50%
El Paso Corp., 5.05%, 10/15/2030	1.19%
OGX Petroleo e Gas Participacoes SA (Brazil), 8.50%, 6/1/2018	1.02%
Republic of Brazil, 12.50%, 1/5/2016	0.96%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	0.92%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	0.88%
Ally Financial, Inc., 8.30%, 2/12/2015	0.81%
Anheuser-Busch InBev Worldwide, Inc., 9.75%, 11/17/2015	0.74%
United Airlines, Inc., 12.00%, 1/15/2016	0.68%
Foodcorp Ltd., 8.75%, 3/1/2018	0.65%

Holdings by Sector*	% of Investments
Aerospace	0.21%
Agency	0.00%	**
Automotive	7.22%
Banking	2.07%
Basic Industry	9.87%
Capital Goods	4.95%
Collateralized Mortgage Obligation	0.30%
Consumer Cyclical	5.08%
Consumer Non-Cyclical	5.88%
Energy	11.47%
Financial Services	4.62%
Foreign Government	1.71%
Healthcare	3.73%
Insurance	1.78%
Media	5.97%
Real Estate	0.71%
Services	18.93%
Technology & Electronics	4.74%
Telecommunications	5.81%
Utility	3.37%
Short-Term Investment	1.58%
Total	100.00%

*	A sector may comprise several industries.
**	Amount is less than .01%.

81

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	2.03%
Hyundai Mobis	1.97%
Novartis AG Registered Shares	1.77%
Vodafone Group plc	1.74%
Honda Motor Co., Ltd.	1.69%
Telefonaktiebolaget LM Ericsson ADR	1.62%
Yara International ASA	1.59%
Enel SpA	1.55%
Safran SA	1.52%
Bridgestone Corp.	1.50%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.64%
Consumer Staples	8.89%
Energy	7.49%
Financials	20.56%
Health Care	5.56%
Industrials	13.99%
Information Technology	8.95%
Materials	10.25%
Telecommunication Services	5.22%
Utilities	5.69%
Short-Term Investments	1.76%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Enel SpA	3.09%
CEZ AS	3.09%
National Grid plc	1.71%
Vodafone Group plc	1.70%
Mapfre SA	1.65%
Catlin Group Ltd.	1.63%
Telekomunikacja Polska SA	1.63%
Telstra Corp., Ltd.	1.61%
Bolsas y Mercados Espanoles SA	1.61%
Telefonica SA	1.61%

82

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	5.27%
Consumer Staples	7.63%
Energy	5.87%
Financials	25.71%
Health Care	6.19%
Industrials	6.34%
Information Technology	5.97%
Materials	4.67%
Telecommunication Services	13.03%
Utilities	14.49%
Short-Term Investment	4.83%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Start Today Co., Ltd.	1.66%
Gree, Inc.	1.54%
Incitec Pivot Ltd.	1.42%
Gerresheimer AG	1.39%
FP Corp.	1.36%
Mando Corp.	1.35%
China State Construction International Holdings Ltd	1.33%
3i Group plc	1.31%
Brasil Insurance Participacoes e Administracao SA	1.28%
MTU Aero Engines Holding AG	1.27%

Holdings by Sector*	% of Investments
Consumer Discretionary	21.12%
Consumer Staples	6.44%
Energy	5.86%
Financials	13.09%
Health Care	2.30%
Industrials	24.44%
Information Technology	9.74%
Materials	10.33%
Telecommunication Services	0.55%
Utilities	1.86%
Short-Term Investment	4.27%
Total	100.00%

*	A sector may comprise several industries.

83

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Stock Appreciation Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	5.94%
QUALCOMM, Inc.	2.68%
Amazon.com, Inc.	2.06%
Exxon Mobil Corp.	2.03%
Oracle Corp.	1.86%
Schlumberger Ltd.	1.83%
EMC Corp.	1.79%
Caterpillar, Inc.	1.61%
Citrix Systems, Inc.	1.58%
Honeywell International, Inc.	1.45%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.11%
Consumer Staples	3.49%
Energy	11.14%
Financials	4.04%
Health Care	8.14%
Industrials	17.27%
Information Technology	32.11%
Materials	6.28%
Short-Term Investment	0.42%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.00%, 4/30/2016	4.21%
Federal National Mortgage Assoc., 4.50%, TBA	3.83%
U.S. Treasury Note, 2.375%, 10/31/2014	3.59%
Federal Home Loan Mortgage Corp., 4.00%, 1/1/2041	3.48%
U.S. Treasury Note, 1.375%, 1/15/2013	3.06%
U.S. Treasury Note, 2.75%, 12/31/2017	2.76%
Federal Home Loan Mortgage Corp., 5.00%, TBA	2.36%
U.S. Treasury Bond, 2.75%, 2/15/2041	2.18%
U.S. Treasury Note, 1.00%, 5/15/2014	1.27%
Federal National Mortgage Assoc.,6.00% 10/1/2038	1.17%

84

Investments in Underlying Funds (unaudited)(concluded)

Credit Rating	% of Investments
AAA	43.84%
AA+	1.29%
AA	1.10%
AA-	1.59%
A+	2.24%
A	1.36%
A-	1.86%
BBB+	4.38%
BBB	6.50%
BBB-	7.02%
BB+	1.42%
BB	0.98%
BB-	1.74%
B+	1.82%
B	1.11%
B-	0.34%
CC	0.03%
CCC+	0.03%
NR	0.76%
U.S. Treasury	18.36%
Short-Term Investments	2.23%
Total	100.00%

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Interpublic Group of Cos., Inc. (The)	2.56%
Fortune Brands, Inc.	2.04%
Lazard Ltd. Class A	1.80%
Watson Pharmaceuticals, Inc.	1.79%
Alliance Data Systems Corp.	1.71%
Coventry Health Care, Inc.	1.54%
Phillips-Van Heusen Corp.	1.45%
EnerSys	1.44%
Sapient Corp.	1.43%
Brown & Brown, Inc.	1.39%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.15%
Consumer Staples	1.54%
Energy	7.46%
Financials	14.50%
Health Care	8.66%
Industrials	21.73%
Information Technology	13.92%
Materials	11.61%
Utilities	2.26%
Short-Term Investment	4.17%
Total	100.00%

*	A sector may comprise several industries.

85

Approval of Advisory Contracts

At meetings held on December 15 and 16, 2010, the Board of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate securities index; (2) information on the expense ratios, effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information regarding the distribution arrangements of the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of one or more performance universes.

As to Balanced Strategy Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month period, the third quintile for the one-year and three-year periods, and the second quintile for the five-year and ten-year periods. The Board also observed that the investment performance was lower than that of the Lipper Mixed-Asset Target Allocation Moderate Index for the nine-month and one-year periods and higher than that of the Index for the three-year, five-year, and ten-year periods.

As to Diversified Equity Strategy Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and one-year periods and the second quintile for the three-year period. The Board also

86

observed that the investment performance was lower than that of the Lipper Multi-Cap Core Index for the nine-month and one-year periods and higher than that of the Index for the three-year period.

As to Diversified Income Strategy Fund, the Board observed that the investment performance of the Class A shares was in the second quintile of its performance universe for the nine-month period and the first quintile for the one-year, three-year, and five-year periods. The Board observed that the investment performance was higher than that of the Lipper Mixed-Asset Target Allocation Conservative Index for each of those periods.

As to Growth & Income Strategy Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month period, the third quintile for the one-year period, and the second quintile for the three-year and five-year periods. The Board also observed that the investment performance was lower than that of the Lipper Mixed-Asset Target Allocation Growth Index for the nine-month and one-year periods and higher than that of the Index for the three-year and five-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of two peer groups. The Board considered the fiscal periods on which the peer group comparison or comparisons were based, and noted that such periods ended before September 30, 2010. It also considered the projected expense levels of each Fund. It also considered the amount and nature of the fees paid by shareholders.

As to Balanced Strategy Fund, the Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same Lipper classification and the second consisting of funds with the same Lipper classification that are not funds of funds. The Board observed that for the fiscal year ended November 30, 2009 the contractual management fees were approximately ten basis points below the median of the first peer group and the actual management fees were approximately five basis points below the median of the peer group. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. As to the first peer group, the Board observed that, taking into account these indirect expenses, for the fiscal year ended November 30, 2009 the total expense ratio of Class A was approximately eight basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty basis points below the median of the peer group, the total expense ratio of Class F was approximately thirty basis points below the median of the peer group, the total expense ratio of Class I was approximately six basis points below the median of the peer group, the total expense ratio of Class P was approximately eighteen basis points below

87

the median of the peer group, the total expense ratio of Class R2 was approximately fifty-six basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately sixteen basis points below the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately six basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately thirteen basis points below the median of the peer group, the total expense ratio of Class F was approximately seven basis points below the median of the peer group, the total expense ratio of Class I was approximately the same as the median of the peer group, the total expense ratio of Class P was approximately twenty-eight basis points below the median of the peer group, the total expense ratio of Class R2 was approximately sixty-six basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twenty-six basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 during the fiscal year and that had it been operational the expense ratio of Class R2 would have been approximately sixty basis points higher. The Board also noted that the expense ratio of each class had been reduced by an expense limitation agreement that had ended. The Board noted that effective April 1, 2010 the Trust and Lord Abbett had entered into a management fee waiver agreement under which Lord Abbett waived all ten basis points of its management fee and that Lord Abbett proposed to enter into a new management fee waiver agreement through March 31, 2012 under which it would waive five basis points of its management fee. The Board considered what the projected expense ratio of each class likely would be under the new management fee waiver agreement proposed by Lord Abbett and how those ratios would relate to those of each peer group.

As to Diversified Equity Strategy Fund, the Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same Lipper classification and the second consisting of funds with the same Lipper classification that are not funds of funds. The Board observed that for the fiscal year ended November 30, 2009 the contractual management fees were approximately one basis point below the median of the first peer group and the actual management fees were approximately the same as the median of the peer group. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the fiscal year ended November 30, 2009 the total expense ratio of Class A was approximately six basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately thirty basis points below the median of the peer group, the total expense ratio of Class I was approximately twenty-five basis points below the median of the peer group, the total expense ratio of Class P was approximately two basis points below the median of the peer group, the total expense ratio of Class R2 was approximately forty-seven basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately three basis points above the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class F shares or an equivalent class of shares, so Lipper had not provided an expense group comparison for that class. As to the second peer group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately five basis points above the median of the peer group, the total expense ratios of Class B, Class C, and Class I were approximately three basis points below the median of the peer group, the total expense ratio of Class F was approximately seventeen basis points below the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately forty-five basis

88

points below the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 during the fiscal year and that had it been operational the expense ratio of Class R2 would have been approximately sixty basis points higher. The Board noted that effective April 1, 2010 the Trust and Lord Abbett had entered into a management fee waiver agreement under which Lord Abbett waived all ten basis points of its management fee and that Lord Abbett proposed to enter into a new management fee waiver agreement through March 31, 2012 under which it would waive five basis points of its management fee. The Board considered what the projected expense ratio of each class likely would be under the new management fee waiver agreement proposed by Lord Abbett and how those ratios would relate to those of each peer group.

As to Diversified Income Strategy Fund, the Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same Lipper classification and the second consisting of funds with the same Lipper classification that are not funds of funds. As to the first peer group, the Board observed that for the fiscal year ended November 30, 2009 the contractual management fees were approximately seven basis points below the median of the peer group and the actual management fees were approximately one basis point below the median of the peer group. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the fiscal year ended November 30, 2009 the total expense ratio of Class A was approximately eleven basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately two basis points above the median of the peer group, the total expense ratio of Class F was approximately six basis points below the median of the peer group, the total expense ratio of Class I was approximately three basis points above the median of the peer group, the total expense ratio of Class P was approximately two basis points below the median of the peer group, the total expense ratio of Class R2 was approximately forty-four basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately six basis points above the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately two basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately two basis points below the median of the peer group, the total expense ratio of Class F was approximately one basis point above the median of the peer group, the total expense ratio of Class I was approximately twelve basis points above the median of the peer group, the total expense ratio of Class P was approximately four basis points below the median of the peer group, the total expense ratio of Class R2 was approximately forty-six basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately four basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 during the fiscal year and that had it been operational the expense ratio of Class R2 would have been approximately sixty basis points higher. The Board noted that effective April 1, 2010 the Trust and Lord Abbett had entered into a management fee waiver agreement under which Lord Abbett waived all ten basis points of its management fee and that Lord Abbett proposed to enter into a new management fee waiver agreement through March 31, 2012 under which it would waive five basis points of its management fee. The Board considered what the projected expense ratio of each class likely would be under the new management fee waiver agreement proposed by Lord Abbett and how those ratios would relate to those of each peer group.

89

As to Growth & Income Strategy Fund, the Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of passively managed mixed-asset target allocation growth funds of funds and the second consisting of mixed-asset target allocation growth funds that are not funds of funds. As to the first peer group, the Board observed that for the fiscal year ended November 30, 2009 contractual management fees were approximately seven basis points below the median of the first peer group and the actual management fees were approximately two basis points below the median of the peer group. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the fiscal year ended November 30, 2009 the total expense ratios of Class A, Class B, Class C, and Class I were approximately the same as the median of the peer group, the total expense ratio of Class F was approximately four basis points below the median of the peer group, the total expense ratio of Class P was approximately one basis point above the median of the peer group, the total expense ratio of Class R2 was approximately thirty-five basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately eight basis points above the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately four basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately four basis points below the median of the peer group, the total expense ratio of Class F was approximately one basis point above the median of the peer group, the total expense ratio of Class I was approximately three basis points above the median of the peer group, the total expense ratio of Class P was approximately six basis points above the median of the peer group, the total expense ratio of Class R2 was approximately thirty basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately thirteen basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class P and Class R2 for a portion of the fiscal year and that had it been operational as to those classes for the entire fiscal year the expense ratios of Class P and Class R2 would have been approximately one and fifty-three basis points higher, respectively. The Board noted that effective April 1, 2010 the Trust and Lord Abbett had entered into a management fee waiver agreement under which Lord Abbett waived all ten basis points of its management fee and that Lord Abbett proposed to enter into a new management fee waiver agreement through March 31, 2012 under which it would waive five basis points of its management fee. The Board considered what the projected expense ratio of each class likely would be under the new management fee waiver agreement proposed by Lord Abbett and how those ratios would relate to those of each peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to

90

the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2010 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

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Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Growth & Income Strategy Fund

LASAF-3-0511

(07/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Core Fixed Income Fund

Total Return Fund

For the six-month period ended May 31, 2011

Lord Abbett Investment Trust

Core Fixed Income Fund and Total Return Fund

Semiannual Report

For the six-month period ended May 31, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund for the six-month period ended May 31, 2011. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 through May 31, 2011).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/10 – 5/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A
Actual	$1,000.00	$1,022.70	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.67	$4.28
Class B
Actual	$1,000.00	$1,018.70	$8.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.70	$8.30
Class C
Actual	$1,000.00	$1,019.40	$7.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.37	$7.64
Class F
Actual	$1,000.00	$1,024.00	$3.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.75
Class I
Actual	$1,000.00	$1,023.70	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.28
Class P
Actual	$1,000.00	$1,021.40	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.56
Class R2
Actual	$1,000.00	$1,020.70	$6.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.68	$6.29
Class R3
Actual	$1,000.00	$1,021.20	$5.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.18	$5.79

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.65% for Class B, 1.52% for Class C, 0.75% for Class F, 0.65% for Class I, 1.10% for Class P, 1.25% for Class R2 and 1.15% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

3

Core Fixed Income Fund (concluded)

Portfolio Holdings Presented by Sector

May 31, 2011

Sector*	%**
Auto	0.25%
Basic Industry	0.72%
Consumer Cyclicals	0.28%
Consumer Discretionary	0.38%
Consumer Services	0.50%
Consumer Staples	0.45%
Energy	2.81%
Financial Services	29.44%
Foreign Government	0.93%
Integrated Oils	1.48%
Materials and Processing	2.19%
Municipal	2.63%
Producer Durables	0.48%
Technology	0.77%
Telecommunications	0.26%
Transportation	0.91%
U.S. Government	50.88%
Utilities	1.12%
Short-Term Investments	3.52%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A
Actual	$1,000.00	$1,029.10	$4.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class B
Actual	$1,000.00	$1,024.80	$8.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.87	$8.15
Class C
Actual	$1,000.00	$1,025.70	$7.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.58	$7.39
Class F
Actual	$1,000.00	$1,028.60	$3.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.34	$3.63
Class I
Actual	$1,000.00	$1,030.10	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.13
Class P
Actual	$1,000.00	$1,027.80	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.39
Class R2
Actual	$1,000.00	$1,026.10	$6.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.14
Class R3
Actual	$1,000.00	$1,027.60	$5.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.40	$5.61

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 1.62% for Class B, 1.47% for Class C, 0.72% for Class F, 0.62% for Class I, 1.07% for Class P, 1.22% for Class R2 and 1.12% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

5

Total Return Fund (concluded)

Portfolio Holdings Presented by Sector

May 31, 2011

Sector*	%**
Auto	0.51%
Basic Industry	0.79%
Capital Goods	0.20%
Consumer Cyclicals	0.85%
Consumer Discretionary	0.59%
Consumer Non-Cyclical	0.02%
Consumer Services	0.68%
Consumer Staples	0.67%
Energy	5.13%
Financial Services	29.04%
Foreign Government	2.95%
Health Care	0.58%
Integrated Oils	1.47%
Materials and Processing	2.98%
Municipal	2.56%
Producer Durables	0.50%
Technology	0.76%
Telecommunications	1.06%
Transportation	1.14%
U.S. Government	43.11%
Utilities	2.18%
Short-Term Investments	2.23%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

6

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 105.65%

ASSET-BACKED SECURITIES 10.82%

Automobiles 4.83%
Ally Auto Receivables Trust 2011-2 A2	0.67%		10/15/2013	$1,930	$1,931,684
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%		12/9/2013	1,312	1,313,131
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%		9/8/2014	1,000	1,000,917
Bank of America Auto Trust 2010-2 A2	0.91%		10/15/2012	1,215	1,216,037
BMW Vehicle Lease Trust 2009-1 A3	2.91%		3/15/2012	382	383,212
BMW Vehicle Lease Trust 2010-1 A2	0.58%		9/17/2012	1,533	1,532,809
Capital Auto Receivables Asset Trust 2008-1 A3B	1.198%	#	8/15/2012	452	452,771
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.048%	#	1/15/2013	753	754,751
CarMax Auto Owner Trust 2008-2 A3B	1.598%	#	10/15/2012	696	697,604
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	2,835	2,838,330
CarMax Auto Owner Trust 2011-1 A2	0.72%		11/15/2013	2,220	2,222,596
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	150	149,771
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	1,866	1,867,577
Ford Credit Auto Lease Trust 2010-B A2†	0.75%		10/15/2012	2,495	2,496,720
Ford Credit Auto Owner Trust 2007-B A4B	0.578%	#	7/15/2012	666	666,143
Ford Credit Auto Owner Trust 2008-B A3B	1.818%	#	5/15/2012	86	85,855
Ford Credit Auto Owner Trust 2010-B A2	0.65%		12/15/2012	914	914,148
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%		10/15/2012	26	26,278
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%		2/21/2012	103	102,624
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	194	193,952
Nissan Auto Lease Trust 2010-B A2	0.90%		5/15/2013	1,550	1,553,669
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%		3/15/2013	1,500	1,500,741
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%		11/15/2013	1,900	1,902,158
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%		8/15/2013	1,104	1,105,270
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%		6/17/2013	1,000	1,001,258
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	2,250	2,250,438
Volkswagen Auto Lease Trust 2009-A A3	3.41%		4/16/2012	1,147	1,151,383
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	273	272,784

Total					31,584,611

See Notes to Financial Statements.

7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 4.32%
Bank of America Credit Card Trust 2006-A6	0.228%	#	11/15/2013	$2,425	$2,424,897
Bank of America Credit Card Trust 2008-A5	1.398%	#	12/16/2013	3,500	3,504,598
Cabela’s Master Credit Card Trust 2006-3A A1†	5.26%		10/15/2014	1,550	1,570,335
Cabela’s Master Credit Card Trust 2009-1A A†	2.198%	#	3/16/2015	1,500	1,517,957
Capital One Multi-Asset Execution Trust 2005-A1	0.268%	#	1/15/2015	3,805	3,803,484
Chase Issuance Trust 2009-A2	1.748%	#	4/15/2014	1,600	1,619,795
Citibank Credit Card Issuance Trust 2004-C1	0.848%	#	7/15/2013	1,920	1,919,708
Citibank Credit Card Issuance Trust 2009-A1	1.948%	#	3/17/2014	1,950	1,975,960
Citibank Omni Master Trust 2009-A8†	2.298%	#	5/16/2016	1,930	1,955,889
Discover Card Master Trust 2009-A2 A	1.498%	#	2/17/2015	2,200	2,229,023
Discover Card Master Trust I 2006-3 A1	0.228%	#	3/15/2014	935	934,614
GE Capital Credit Card Master Note Trust 2009-1 A	2.298%	#	4/15/2015	3,120	3,166,447
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.258%	#	5/15/2015	1,600	1,594,111

Total					28,216,818

Home Equity 0.06%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	414	396,818

Other 1.61%
Illinois Student Assistance Commission 2010-1 A2	1.324%	#	4/25/2022	1,495	1,498,633
SLM Student Loan Trust 2006-2 A5	0.384%	#	7/25/2025	2,600	2,506,476
SLM Student Loan Trust 2006-6 A1	0.264%	#	10/25/2018	601	601,247
SLM Student Loan Trust 2007-8 A1	0.504%	#	7/27/2015	176	176,093
SLM Student Loan Trust 2008-3 A3	1.274%	#	10/25/2021	1,020	1,031,236
SLM Student Loan Trust 2008-5 A4	1.974%	#	7/25/2023	1,735	1,817,399
SLM Student Loan Trust 2008-7 A1	0.674%	#	10/27/2014	850	850,548
SLM Student Loan Trust 2008-8 A1	0.774%	#	10/27/2014	448	449,090
SLM Student Loan Trust 2011-1 A2	1.344%	#	10/25/2034	1,600	1,614,349

Total					10,545,071

Total Asset-Backed Securities (cost $70,761,824)					70,743,318

CORPORATE BONDS 25.97%

Aerospace/Defense 0.07%
Embraer Overseas Ltd. (Brazil)(a)	6.375%		1/15/2020	439	477,412

Air Transportation 0.03%
Qantas Airways Ltd. (Australia)†(a)	6.05%		4/15/2016	200	217,543

See Notes to Financial Statements.

8

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.26%
BorgWarner, Inc.	8.00%	10/1/2019	$802	$982,885
ITC Holdings Corp.†	5.50%	1/15/2020	675	731,513

Total				1,714,398

Banks: Diversified 5.16%
Banco do Brasil SA (Brazil)†(a)	5.875%	1/26/2022	600	591,720
Banco Santander Brasil SA (Brazil)†(a)	4.25%	1/14/2016	400	401,000
BanColombia SA (Colombia)†(a)	4.25%	1/12/2016	650	651,625
Bank of America Corp.	5.625%	7/1/2020	550	578,619
Bank of America Corp.	7.625%	6/1/2019	1,090	1,297,613
Bank of Nova Scotia (Canada)†(a)	1.45%	7/26/2013	3,200	3,241,443
Barclays Bank plc (United Kingdom)†(a)	2.50%	9/21/2015	1,600	1,599,338
BBVA Bancomer SA†	4.50%	3/10/2016	350	353,998
Citigroup, Inc.	8.50%	5/22/2019	1,657	2,084,037
Discover Bank	8.70%	11/18/2019	1,510	1,886,923
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	1,800	1,785,236
Finansbank AS (Turkey)†(a)	5.50%	5/11/2016	500	482,500
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	425	436,594
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	2,340	2,417,258
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,369	1,408,826
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	431	437,095
HSBC Bank Brasil SA–Banco Multiplo (Brazil)†(a)	4.00%	5/11/2016	650	651,625
Morgan Stanley	6.25%	8/28/2017	1,270	1,419,136
NIBC Bank NV (Netherlands)†(a)	2.80%	12/2/2014	2,340	2,439,574
Sberbank via SB Capital SA (Russia)(a)	5.40%	3/24/2017	500	523,750
Societe Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	2,400	2,560,157
Toronto-Dominion Bank (The) (Canada)†(a)	2.20%	7/29/2015	3,160	3,215,066
Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	3,120	3,271,058

Total				33,734,191

Banks: Money Center 0.51%
Akbank TAS (Turkey)†(a)	6.50%	3/9/2018	400	415,480
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	650	661,467
Kommunalbanken AS (Norway)†(a)	2.375%	1/19/2016	1,400	1,428,501
SVB Financial Group	5.375%	9/15/2020	835	847,117

Total				3,352,565

See Notes to Financial Statements.

9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokers 0.32%
Raymond James Financial, Inc.	8.60%	8/15/2019	$1,706	$2,115,457

Building Materials 0.04%
Owens Corning, Inc.	9.00%	6/15/2019	225	269,827

Business Services 0.30%
Hillenbrand, Inc.	5.50%	7/15/2020	1,420	1,451,047
Verisk Analytics, Inc.	5.80%	5/1/2021	500	530,696

Total				1,981,743

Chemicals 0.73%
Airgas, Inc.	7.125%	10/1/2018	1,046	1,142,755
Braskem Finance Ltd.†	5.75%	4/15/2021	1,000	1,005,000
Incitec Pivot Finance LLC†	6.00%	12/10/2019	1,590	1,719,232
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%	4/21/2020	875	908,564

Total				4,775,551

Communications Technology 0.04%
Motorola Solutions, Inc.	6.00%	11/15/2017	200	227,245

Computer Software 0.32%
BMC Software, Inc.	7.25%	6/1/2018	1,792	2,078,254

Construction/Homebuilding 0.03%
Odebrecht Finance Ltd.†	6.00%	4/5/2023	200	201,600

Consumer Products 0.10%
Tupperware Brands Corp.†	4.75%	6/1/2021	628	625,777

Diversified 0.13%
Voto-Votorantim Ltd.†	6.75%	4/5/2021	300	319,860
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	500	496,250

Total				816,110

Electric: Equipment/Components 0.08%
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	500	526,467

Electric: Power 0.84%
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,020	2,124,339
NiSource Finance Corp.	10.75%	3/15/2016	415	546,048

See Notes to Financial Statements.

10

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	$670	$704,120
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,141,479

Total				5,515,986

Electrical: Household 0.24%
Energizer Holdings, Inc.†	4.70%	5/19/2021	450	454,451
Legrand France SA (France)(a)	8.50%	2/15/2025	840	1,086,370

Total				1,540,821

Electronics: Semi-Conductors/Components 0.42%
KLA-Tencor Corp.	6.90%	5/1/2018	2,359	2,713,890

Energy Equipment & Services 0.46%
Alta Wind Holdings LLC†	7.00%	6/30/2035	1,100	1,199,923
Cameron International Corp.	6.375%	7/15/2018	622	720,526
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,000	1,065,830

Total				2,986,279

Environmental Services 0.11%
Williams Cos., Inc. (The)	8.75%	3/15/2032	500	691,854

Fertilizers 0.03%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	175	208,349

Financial: Miscellaneous 0.44%
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,010	2,077,699
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	811	815,079

Total				2,892,778

Financial Services 3.34%
BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	400	413,528
BNP Paribas Home Loan Covered Bonds SA (France)†(a)	2.20%	11/2/2015	1,670	1,649,651
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	2,765	2,694,526
FMR LLC†	6.45%	11/15/2039	975	1,016,046
General Electric Capital Corp.	2.00%	9/28/2012	5,700	5,829,732
General Electric Capital Corp.	6.875%	1/10/2039	4,791	5,647,727
Hyundai Capital Services, Inc. (South Korea)†(a)	4.375%	7/27/2016	500	514,656
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	400	412,420
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	517	561,190

See Notes to Financial Statements.

11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
TD Ameritrade Holding Corp.	5.60%	12/1/2019	$950	$1,037,097
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	1,620	2,092,272

Total				21,868,845

Industrial Products 0.11%
Hyundai Steel Co. (South Korea)†(a)	4.625%	4/21/2016	700	723,467

Insurance 0.88%
Aflac, Inc.	8.50%	5/15/2019	919	1,141,532
Fidelity National Financial, Inc.	6.60%	5/15/2017	437	476,189
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	900	886,424
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	231	233,068
Markel Corp.	7.125%	9/30/2019	1,312	1,512,872
Validus Holdings Ltd.	8.875%	1/26/2040	640	699,325
Willis North America, Inc.	7.00%	9/29/2019	680	771,361

Total				5,720,771

Investment Management Companies 0.40%
Gruposura Finance†	5.70%	5/18/2021	300	299,250
Lazard Group LLC	7.125%	5/15/2015	2,028	2,287,373

Total				2,586,623

Leisure 0.11%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	605	694,778

Lodging 0.09%
Hyatt Hotels Corp.†	6.875%	8/15/2019	535	602,711

Machinery: Agricultural 0.34%
Lorillard Tobacco Co.	8.125%	6/23/2019	660	791,721
Lorillard Tobacco Co.	8.125%	5/1/2040	1,218	1,425,222

Total				2,216,943

Machinery: Oil Well Equipment & Services 0.36%
Pride International, Inc.	6.875%	8/15/2020	745	881,973
Pride International, Inc.	8.50%	6/15/2019	1,152	1,477,874

Total				2,359,847

Media 0.55%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	1,797	1,848,664

See Notes to Financial Statements.

12

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	$1,598	$1,747,622

Total				3,596,286

Metals & Minerals: Miscellaneous 0.77%
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	655	674,831
Barrick North America Finance LLC (Canada)†(a)	4.40%	5/30/2021	872	877,267
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	1,096	1,202,885
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	2,325	2,266,959

Total				5,021,942

Natural Gas 0.47%
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	700	870,936
Source Gas LLC†	5.90%	4/1/2017	886	896,341
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	280	281,050
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	775	1,018,871

Total				3,067,198

Oil 1.40%
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	1,080	1,310,365
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	300	309,497
CNPC HK Overseas Capital Ltd. (China)†(a)	5.95%	4/28/2041	500	504,796
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	831	907,037
Ecopetrol SA (Colombia)(a)	7.625%	7/23/2019	504	600,390
LUKOIL International Finance BV (Netherlands)†(a)	6.125%	11/9/2020	600	628,500
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	350	425,775
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,200	1,271,009
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	500	576,250
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	650	620,016
TNK-BP Finance SA (Luxembourg)†(a)	7.50%	7/18/2016	500	570,000
Valero Energy Corp.	9.375%	3/15/2019	645	846,907
Valero Energy Corp.	10.50%	3/15/2039	376	559,228

Total				9,129,770

Oil: Crude Producers 0.39%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	550	589,875
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,801	1,965,435

Total				2,555,310

See Notes to Financial Statements.

13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.95%
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	$1,600	$1,585,960
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	1,000	1,081,529
Mega Advance Investments Ltd. (Hong Kong)†(a)	5.00%	5/12/2021	300	295,738
National Fuel Gas Co.	6.50%	4/15/2018	257	289,279
National Fuel Gas Co.	8.75%	5/1/2019	825	1,039,168
Questar Gas Co.	7.20%	4/1/2038	350	417,031
Rockies Express Pipeline LLC†	6.85%	7/15/2018	1,345	1,528,401

Total				6,237,106

Oil: Integrated International 0.67%
ENI SpA (Italy)†(a)	5.70%	10/1/2040	4,025	4,007,012
Weatherford International Ltd.	9.875%	3/1/2039	260	377,668

Total				4,384,680

Paper & Forest Products 0.65%
Georgia-Pacific LLC†	7.125%	1/15/2017	224	239,120
Georgia-Pacific LLC	7.75%	11/15/2029	150	175,688
Georgia-Pacific LLC†	8.25%	5/1/2016	1,320	1,504,800
Georgia-Pacific LLC	8.875%	5/15/2031	432	555,660
Inversiones CMPC SA (Chile)†(a)	6.125%	11/5/2019	177	189,914
Plum Creek Timberlands LP	4.70%	3/15/2021	1,607	1,597,557

Total				4,262,739

Real Estate Investment Trusts 0.90%
Entertainment Properties Trust†	7.75%	7/15/2020	503	555,815
Federal Realty Investment Trust	5.90%	4/1/2020	465	517,389
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	4/15/2021	1,200	1,251,180
HCP, Inc.	6.00%	1/30/2017	901	1,009,474
Health Care REIT, Inc.	5.25%	1/15/2022	500	505,461
Tanger Properties LP	6.15%	11/15/2015	248	278,777
Weyerhaeuser Co.	7.375%	10/1/2019	1,544	1,797,042

Total				5,915,138

Retail 0.11%
Family Dollar Stores, Inc.	5.00%	2/1/2021	713	709,442

Steel 0.70%
Allegheny Ludlum Corp.	6.95%	12/15/2025	165	183,889
Allegheny Technologies, Inc.	9.375%	6/1/2019	1,884	2,463,142

See Notes to Financial Statements.

14

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel (continued)
POSCO (South Korea)†(a)	5.25%	4/14/2021	$550	$566,400
Valmont Industries, Inc.	6.625%	4/20/2020	1,254	1,390,538

Total				4,603,969

Telecommunications 0.28%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	692	763,795
Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	200	195,247
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	879	866,870

Total				1,825,912

Tobacco 0.50%
Altria Group, Inc.	9.95%	11/10/2038	2,203	3,248,357

Transportation: Miscellaneous 0.96%
Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	1,030	1,008,590
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	512	533,582
DP World Sukuk Ltd.†	6.25%	7/2/2017	400	418,052
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.375%	10/6/2020	800	853,000
SCF Capital Ltd. (Ireland)†(a)	5.375%	10/27/2017	750	753,285
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	2,620	2,733,420

Total				6,299,929

Utilities 0.07%
Commonwealth Edison Co.	6.95%	7/15/2018	407	469,129

Utilities: Electrical 0.31%
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	566	615,743
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019	150	161,022
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	1,250	1,270,378

Total				2,047,143

Total Corporate Bonds (cost $161,876,011)				169,812,132

FOREIGN GOVERNMENT OBLIGATIONS 0.79%

Bahamas 0.10%
Commonwealth of Bahamas†	6.95%	11/20/2029	588	630,831

See Notes to Financial Statements.

15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Bermuda 0.15%
Bermuda Government†	5.603%		7/20/2020	$900	$985,024

Brazil 0.08%
Federal Republic of Brazil(a)	5.625%		1/7/2041	550	562,925

Cayman Islands 0.11%
Cayman Islands Government†	5.95%		11/24/2019	700	739,731

Panama 0.06%
Republic of Panama(a)	6.70%		1/26/2036	345	404,513

Peru 0.07%
Republic of Peru(a)	6.55%		3/14/2037	411	455,182

Russia 0.22%
Russia Eurobonds†(a)	3.625%		4/29/2015	1,200	1,223,640
Russia Eurobonds†(a)	5.00%		4/29/2020	200	204,380

Total					1,428,020

Total Foreign Government Obligations (cost $5,131,551)					5,206,226

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.67%
Federal Home Loan Mortgage Corp. K003 A5	5.085%		3/25/2019	4,500	4,845,952
Federal Home Loan Mortgage Corp. K004 A2	4.186%		8/25/2019	6,102	6,411,869
Federal Home Loan Mortgage Corp. K005 A2	4.317%		11/25/2019	6,462	6,745,528
Federal Home Loan Mortgage Corp. K013 A2	3.974%	#	1/25/2021	1,200	1,225,281
Federal National Mortgage Assoc. 2005-67 HD	5.50%		12/25/2030	1,710	1,768,271
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	2,850	2,994,239

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $23,416,525)					23,991,140

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.37%
Federal Home Loan Mortgage Corp.	4.00%		1/1/2041 - 4/1/2041	34,439	34,702,057
Federal Home Loan Mortgage Corp.	4.732%	#	4/1/2034	2,638	2,787,879
Federal Home Loan Mortgage Corp.	4.873%	#	5/1/2035	1,925	2,030,804
Federal Home Loan Mortgage Corp.(b)	5.00%		TBA	15,500	16,606,793
Federal Home Loan Mortgage Corp.	5.02%	#	6/1/2036	1,658	1,750,522
Federal Home Loan Mortgage Corp.	5.058%	#	7/1/2036	2,554	2,716,418
Federal Home Loan Mortgage Corp.	5.423%	#	6/1/2036	457	474,039
Federal Home Loan Mortgage Corp.	5.076%	#	9/1/2035	2,278	2,411,274

See Notes to Financial Statements.

16

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	5.951%	#	2/1/2037	$4,472	$4,734,746
Federal National Mortgage Assoc.	1.99%	#	10/1/2035	512	535,793
Federal National Mortgage Assoc.(b)	4.50%		TBA	38,600	40,183,746
Federal National Mortgage Assoc.	4.786%	#	3/1/2037	1,280	1,359,456
Federal National Mortgage Assoc.	4.951%	#	9/1/2037	1,922	2,018,972
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 2/1/2038	46,752	50,903,064
Federal National Mortgage Assoc.	5.651%	#	12/1/2036	1,618	1,706,863
Federal National Mortgage Assoc.	6.00%		10/1/2038	6,605	7,302,362
Federal National Mortgage Assoc.	6.50%		1/1/2036	176	199,795

Total Government Sponsored Enterprises Pass-Throughs (cost $168,942,984)					172,424,583

MUNICIPAL BONDS 2.95%

Education 0.19%
Univ of CA Rev Build America Bds Regents Univ	5.77%		5/15/2043	780	794,758
Univ of MA Bldg Auth Build America Bds	5.45%		11/1/2040	415	425,902

Total					1,220,660

General Obligation 0.12%
IL St Taxable	5.877%		3/1/2019	749	787,251

Health Care 0.10%
CA Infrastr & Econ Dev Bk Build America Bds Regents Univ	6.486%		5/15/2049	630	662,577

Housing 0.10%
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%		1/15/2040	600	659,394

Other Revenue 0.52%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%		1/1/2042	1,045	1,120,543
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%		12/1/2034	670	721,342
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%		7/1/2043	1,470	1,539,193

Total					3,381,078

Sales Tax 0.27%
New York City NY Transnl Fin Auth Build America Bds	5.508%		8/1/2037	825	864,790

See Notes to Financial Statements.

17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Sales Tax (continued)
New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	$869	$927,145

Total				1,791,935

Transportation 0.98%
Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	460	513,001
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%	10/1/2050	485	536,468
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	890	915,774
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	1,470	1,522,391
Los Angeles Cnty CA Metro Transn Auth Build America Bds	5.735%	6/1/2039	925	969,539
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	695	702,874
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	427	469,235
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	720	813,341

Total				6,442,623

Utilities 0.67%
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	730	746,250
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%	6/1/2039	440	515,016
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	1,880	1,825,048
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	465	485,376
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	742	802,777

Total				4,374,467

Total Municipal Bonds (cost $18,550,481)				19,319,985

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.40%
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	530	532,049
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	174	174,290
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	2,347	2,515,888
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	518	523,305
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	18	17,856

See Notes to Financial Statements.

18

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	$1,661	$1,666,616
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.535%	#	4/12/2038	52	52,452
Commercial Mortgage Pass-Through Certificates 2005-C6 A5B	5.167%		6/10/2044	845	894,918
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.378%	#	6/15/2022	1,480	1,377,558
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	1,396	1,406,729
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	1,924	1,989,854
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%		11/15/2037	247	247,227
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%		6/10/2048	976	976,642
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.333%	#	3/10/2044	1,708	1,774,107
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.333%	#	3/10/2044	1,150	1,262,432
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	526	530,978
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%		5/10/2036	2,535	2,632,317
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%		11/10/2045	186	185,661
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.881%	#	7/10/2038	1,515	1,597,494
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	2,063	2,102,053
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	971	970,752
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	1,500	1,544,569
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	1,240	1,268,729
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	2,220	2,287,572
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	1,458	1,481,594
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	5.87%	#	4/15/2045	1,150	1,286,257
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.802%	#	6/15/2049	2,140	2,204,175
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	5.817%	#	6/15/2049	1,500	1,647,473

See Notes to Financial Statements.

19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%		2/15/2030	$50	$50,061
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	1,125	1,141,325
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	1,250	1,276,898
Merrill Lynch Floating Trust 2008-LAQA A1†	0.744%	#	7/9/2021	2,130	2,039,994
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%		7/12/2034	2,178	2,236,481
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.45%	#	11/12/2037	1,650	1,591,509
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	568	574,176
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	448	448,206
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.51%	#	6/12/2050	1,932	1,885,199
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	239	239,051
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%		8/12/2048	1,500	1,600,010
Morgan Stanley Capital I 2005-HQ7 AAB	5.179%	#	11/14/2042	1,281	1,327,439
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	1,177	1,174,872
Morgan Stanley Dean Witter Capital I 2002-HQ A3	6.51%		4/15/2034	771	785,154
NCUA Guaranteed Notes 2010-C1 A2	2.90%		10/29/2020	5,800	5,844,391
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	389	389,109
Wachovia Bank Commercial Mortgage Trust 2006-C23 AM	5.466%		1/15/2045	1,200	1,273,799
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	1,510	1,581,990
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	870	880,158

Total Non-Agency Commercial Mortgage-Backed Securities (cost $60,939,944)					61,491,369

U.S. TREASURY OBLIGATIONS 25.68%
U.S. Treasury Bond	4.75%		2/15/2041	16,635	18,163,341
U.S. Treasury Note	1.00%		5/15/2014	12,444	12,527,586
U.S. Treasury Note	1.375%		1/15/2013	36,334	36,938,634
U.S. Treasury Note	1.75%		5/31/2016	42,981	43,108,654
U.S. Treasury Note	2.375%		10/31/2014	14,806	15,506,975
U.S. Treasury Note	2.75%		12/31/2017	31,073	32,053,757
U.S. Treasury Note	3.125%		5/15/2021	9,568	9,630,833

Total U.S. Treasury Obligations (cost $166,179,751)					167,929,780

Total Long-Term Investments (cost $675,799,071)					690,918,533

See Notes to Financial Statements.

20

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2011

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 3.86%

Repurchase Agreements
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $1,015,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 6/10/2011; value: $1,015,000; proceeds: $992,478	$992	$992,478
Repurchase Agreement dated 5/31/2011, 0.08% due 6/1/2011 with Bank of America Corp. collateralized by $22,318,300 of U.S. Treasury Bond at 4.75% due 2/15/2037; value: $24,788,730; proceeds: $24,226,054	24,226	24,226,000

Total Short-Term Investments (cost $25,218,478)		25,218,478

Total Investments in Securities 109.51% (cost $701,017,549)		716,137,011

Liabilities in Excess of Cash and Other Assets (9.51%)		(62,191,821)

Net Assets 100.00%		$653,945,190

#	Variable rate security. The interest rate represents the rate in effect at May 31, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.

21

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 106.46%

ASSET-BACKED SECURITIES 9.15%

Automobiles 4.43%
Ally Auto Receivables Trust 2011-2 A2	0.67%		10/15/2013	$5,500	$5,504,800
AmeriCredit Automobile Receivables Trust 2010-2 A2	1.22%		10/8/2013	4,847	4,859,610
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%		12/9/2013	3,498	3,501,683
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%		9/8/2014	3,500	3,503,209
Bank of America Auto Trust 2010-2 A2	0.91%		10/15/2012	4,506	4,509,468
Capital Auto Receivables Asset Trust 2008-1 A3B	1.198%	#	8/15/2012	579	579,547
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.048%	#	1/15/2013	2,734	2,741,557
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	5,260	5,266,179
CarMax Auto Owner Trust 2011-1 A2	0.72%		11/15/2013	7,360	7,368,606
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	6,974	6,978,840
Ford Credit Auto Lease Trust 2010-B A2†	0.75%		10/15/2012	8,945	8,951,167
Ford Credit Auto Owner Trust 2009-E A3	1.51%		1/15/2014	2,784	2,802,114
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%		2/21/2012	72	71,897
Hyundai Auto Receivables Trust 2010-A A2	0.86%		11/15/2012	3,745	3,748,374
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	636	636,654
Nissan Auto Lease Trust 2010-A A2	1.10%		3/15/2013	2,526	2,527,894
Nissan Auto Lease Trust 2010-B A2	0.90%		5/15/2013	5,300	5,312,544
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%		3/15/2013	5,000	5,002,470
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%		11/15/2013	6,340	6,347,200
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%		8/15/2013	3,835	3,839,358
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%		6/17/2013	2,630	2,633,309
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	5,300	5,301,032
Volkswagen Auto Lease Trust 2009-A A3	3.41%		4/16/2012	4,414	4,432,404
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	665	664,911

Total					97,084,827

See Notes to Financial Statements.

22

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 2.94%
Bank of America Credit Card Trust 2006-A15	0.198%	#	4/15/2014	$17,571	$17,560,243
Cabela’s Master Credit Card Trust 2006-3A A1†	5.26%		10/15/2014	5,000	5,065,597
Cabela’s Master Credit Card Trust 2009-1A A†	2.198%	#	3/16/2015	5,500	5,565,844
Capital One Multi-Asset Execution Trust 2005-A1	0.268%	#	1/15/2015	6,550	6,547,390
Chase Issuance Trust 2009-A2	1.748%	#	4/15/2014	5,420	5,487,056
Citibank Credit Card Issuance Trust 2004-C1	0.848%	#	7/15/2013	1,630	1,629,752
Citibank Omni Master Trust 2009-A8†	2.298%	#	5/16/2016	6,350	6,435,178
GE Capital Credit Card Master Note Trust 2009-1 A	2.298%	#	4/15/2015	10,325	10,478,708
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.258%	#	5/15/2015	5,600	5,579,388

Total					64,349,156

Home Equity 0.10%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	2,207	2,113,534

Other 1.68%
Illinois Student Assistance Commission 2010-1 A2	1.324%	#	4/25/2022	5,435	5,448,207
SLM Student Loan Trust 2006-2 A5	0.384%	#	7/25/2025	9,465	9,124,537
SLM Student Loan Trust 2008-2 A1	0.574%	#	1/25/2015	3,035	3,037,060
SLM Student Loan Trust 2008-3 A3	1.274%	#	10/25/2021	4,000	4,044,062
SLM Student Loan Trust 2008-5 A4	1.974%	#	7/25/2023	5,644	5,912,046
SLM Student Loan Trust 2008-7 A1	0.674%	#	10/27/2014	1,966	1,967,772
SLM Student Loan Trust 2008-8 A1	0.774%	#	10/27/2014	1,842	1,844,311
SLM Student Loan Trust 2011-1 A2	1.344%	#	10/25/2034	5,300	5,347,533

Total					36,725,528

Total Asset-Backed Securities (cost $200,271,641)					200,273,045

CORPORATE BONDS 34.13%

Aerospace/Defense 0.05%
Embraer Overseas Ltd. (Brazil)(a)	6.375%		1/15/2020	925	1,005,938

Air Transportation 0.05%
Qantas Airways Ltd. (Australia)†(a)	6.05%		4/15/2016	993	1,080,099

Apparel 0.19%
Phillips-Van Heusen Corp.	7.75%		11/15/2023	2,800	3,140,130
Texhong Textile Group Ltd. (Hong Kong)†(a)	7.625%		1/19/2016	1,100	1,080,750

Total					4,220,880

See Notes to Financial Statements.

23

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.24%
BorgWarner, Inc.	8.00%	10/1/2019	$2,658	$3,257,493
ITC Holdings Corp.†	5.50%	1/15/2020	1,902	2,061,241

Total				5,318,734

Automotive 0.31%
Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021	2,400	2,406,000
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	1,000	1,088,750
Ford Motor Co.	7.45%	7/16/2031	1,076	1,227,164
Pactiv Corp.	7.95%	12/15/2025	2,267	2,096,975

Total				6,818,889

Banks: Diversified 5.18%
Banco do Brasil SA (Brazil)†(a)	5.875%	1/26/2022	2,300	2,268,260
Banco Santander Brasil SA (Brazil)†(a)	4.25%	1/14/2016	1,000	1,002,500
BanColombia SA (Colombia)†(a)	4.25%	1/12/2016	2,250	2,255,625
Bank of America Corp.	5.625%	7/1/2020	1,975	2,077,767
Bank of America Corp.	7.625%	6/1/2019	3,975	4,732,122
Bank of Nova Scotia (Canada)†(a)	1.45%	7/26/2013	10,700	10,838,576
Barclays Bank plc (United Kingdom)†(a)	2.50%	9/21/2015	5,400	5,397,764
BBVA Bancomer SA†	4.50%	3/10/2016	1,100	1,112,566
Citigroup, Inc.	8.50%	5/22/2019	5,825	7,326,202
Discover Bank	8.70%	11/18/2019	4,720	5,898,197
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	6,400	6,347,507
Finansbank AS (Turkey)†(a)	5.50%	5/11/2016	1,500	1,447,500
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	1,000	1,027,280
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	4,504	4,652,704
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	5,456	5,614,720
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	1,750	1,774,747
HSBC Bank Brasil SA–Banco Multiplo (Brazil)†(a)	4.00%	5/11/2016	2,100	2,105,250
Itau Unibanco Holding SA–Banco Multiplo (Brazil)†(a)	6.20%	4/15/2020	2,100	2,147,531
Morgan Stanley	6.25%	8/28/2017	1,885	2,106,356
NIBC Bank NV (Netherlands)†(a)	2.80%	12/2/2014	8,080	8,423,828
Regions Financial Corp.	7.75%	11/10/2014	1,042	1,143,211
Sberbank via SB Capital SA (Russia)(a)	5.40%	3/24/2017	1,675	1,754,562
Societe Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	7,940	8,469,852
Toronto-Dominion Bank (The) (Canada)†(a)	2.20%	7/29/2015	10,600	10,784,716

See Notes to Financial Statements.

24

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)
VTB Capital SA (Luxembourg)†(a)	6.875%	5/29/2018	$1,380	$1,492,636
Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	10,610	11,123,694

Total				113,325,673

Banks: Money Center 0.53%
Akbank TAS (Turkey)†(a)	6.50%	3/9/2018	1,300	1,350,310
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	2,200	2,238,810
Kommunalbanken AS (Norway)†(a)	2.375%	1/19/2016	4,700	4,795,683
SVB Financial Group	5.375%	9/15/2020	3,209	3,255,569

Total				11,640,372

Beverages 0.09%
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	475	451,250
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	1,485	1,576,583

Total				2,027,833

Brokers 0.31%
Raymond James Financial, Inc.	8.60%	8/15/2019	5,408	6,705,974

Building Materials 0.17%
Building Materials Corp. of America†	7.00%	2/15/2020	1,755	1,842,750
Owens Corning, Inc.	9.00%	6/15/2019	750	899,425
Rearden G. Holdings EINS GmbH (Germany)†(a)	7.875%	3/30/2020	900	991,080

Total				3,733,255

Business Services 0.39%
Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	856	879,540
Hillenbrand, Inc.	5.50%	7/15/2020	4,350	4,445,108
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	286	301,730
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	1,070	1,106,113
Verisk Analytics, Inc.	5.80%	5/1/2021	1,700	1,804,366

Total				8,536,857

Chemicals 0.90%
Airgas, Inc.	7.125%	10/1/2018	5,200	5,681,000
Basell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	2,947	3,403,785
Braskem Finance Ltd. (Brazil)†(a)	5.75%	4/15/2021	700	703,500
Incitec Pivot Finance LLC†	6.00%	12/10/2019	5,205	5,628,052

See Notes to Financial Statements.

25

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	$2,765	$2,851,135
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%	4/21/2020	1,400	1,453,703

Total				19,721,175

Coal 0.49%
Bumi Investment Pte Ltd. (Singapore)†(a)	10.75%	10/6/2017	1,000	1,147,500
Drummond Co., Inc.	7.375%	2/15/2016	3,865	3,971,287
Drummond Co., Inc.†	9.00%	10/15/2014	3,015	3,180,825
Penn Virginia Corp.	7.25%	4/15/2019	499	499,624
Winsway Coking Coal Holding Ltd. (China)†(a)	8.50%	4/8/2016	2,000	1,965,000

Total				10,764,236

Communications Technology 0.05%
Motorola Solutions, Inc.	6.00%	11/15/2017	916	1,040,781

Computer Software 0.32%
BMC Software, Inc.	7.25%	6/1/2018	5,982	6,937,565

Construction/Homebuilding 0.09%
Empresas ICA SAB de CV (Mexico)†(a)	8.90%	2/4/2021	1,044	1,101,420
Odebrecht Finance Ltd.†	6.00%	4/5/2023	800	806,400

Total				1,907,820

Consumer Products 0.24%
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	2,747	2,946,157
Tupperware Brands Corp.†	4.75%	6/1/2021	2,310	2,301,823

Total				5,247,980

Containers 0.12%
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	3,388	2,744,280

Diversified 0.19%
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,370	2,526,894
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	1,650	1,637,625

Total				4,164,519

Drugs 0.06%
Valeant Pharmaceuticals International†	6.50%	7/15/2016	1,306	1,306,000

Electric: Equipment/Components 0.09%
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	1,905	2,005,839

See Notes to Financial Statements.

26

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.94%
AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(a)	9.50%	11/12/2020	$1,000	$1,071,500
AES Red Oak LLC	8.54%	11/30/2019	2,121	2,190,393
Black Hills Corp.	9.00%	5/15/2014	3,190	3,711,699
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	7,911	6,687,212
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	7.375%	10/21/2020	1,200	1,240,177
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	1,900	1,925,952
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	5,009	5,267,730
EGE Haina Finance Co. (Dominican Republic)†(a)	9.50%	4/26/2017	1,000	1,062,500
Elwood Energy LLC	8.159%	7/5/2026	1,379	1,372,443
Entergy Arkansas, Inc.	3.75%	2/15/2021	2,940	2,818,346
Indiantown Cogeneration LP	9.77%	12/15/2020	3,650	3,977,266
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	1,465	1,655,450
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	2,230	2,343,563
Texas-New Mexico Power Co.†	9.50%	4/1/2019	5,460	7,086,348

Total				42,410,579

Electrical Equipment 0.22%
Public Service Co. of New Mexico	7.95%	5/15/2018	3,038	3,486,588
STATS ChipPAC Ltd. (Singapore)†(a)	7.50%	8/12/2015	1,150	1,253,500

Total				4,740,088

Electrical: Household 0.21%
Energizer Holdings, Inc.†	4.70%	5/19/2021	1,500	1,514,838
Legrand France SA (France)(a)	8.50%	2/15/2025	2,368	3,062,527

Total				4,577,365

Electronics: Semi-Conductors/Components 0.36%
KLA-Tencor Corp.	6.90%	5/1/2018	6,950	7,995,565

Energy Equipment & Services 0.48%
Alta Wind Holdings LLC†	7.00%	6/30/2035	3,318	3,621,102
Cameron International Corp.	6.375%	7/15/2018	2,745	3,179,811
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,500	3,730,405

Total				10,531,318

Engineering & Contracting Services 0.07%
Aeropuertos Argentina 2000 SA (Argentina)†(a)	10.75%	12/1/2020	1,322	1,443,903

See Notes to Financial Statements.

27

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Environmental Services 0.11%
Williams Cos., Inc. (The)	8.75%		3/15/2032	$1,750	$2,421,491

Fertilizers 0.03%
Mosaic Global Holdings, Inc.	7.30%		1/15/2028	575	684,574

Financial Services 3.28%
Astoria Depositor Corp.†	8.144%		5/1/2021	2,500	2,437,500
BM&FBOVESPA SA (Brazil)†(a)	5.50%		7/16/2020	1,700	1,757,492
BNP Paribas Home Loan Covered Bonds SA (France)†(a)	2.20%		11/2/2015	5,500	5,432,982
EDP Finance BV (Netherlands)†(a)	6.00%		2/2/2018	9,730	9,482,002
FMR LLC†	6.45%		11/15/2039	3,250	3,386,822
General Electric Capital Corp.	2.00%		9/28/2012	19,300	19,739,268
General Electric Capital Corp.	6.875%		1/10/2039	13,864	16,343,160
Petrobras International Finance Co. (Brazil)(a)	5.375%		1/27/2021	1,051	1,083,635
Petrobras International Finance Co. (Brazil)(a)	6.875%		1/20/2040	1,598	1,734,589
TD Ameritrade Holding Corp.	5.60%		12/1/2019	3,496	3,816,517
Woodside Finance Ltd. (Australia)†(a)	8.75%		3/1/2019	5,157	6,660,400

Total					71,874,367

Financial: Miscellaneous 0.49%
Ford Motor Credit Co. LLC	5.56%	#	6/15/2011	750	752,002
NASDAQ OMX Group, Inc. (The)	5.25%		1/16/2018	5,270	5,447,499
NASDAQ OMX Group, Inc. (The)	5.55%		1/15/2020	3,602	3,620,118
SLM Corp.	6.25%		1/25/2016	773	810,494

Total					10,630,113

Food 0.21%
Arcor (Argentina)†(a)	7.25%		11/9/2017	868	935,270
CCL Finance Ltd.†	9.50%		8/15/2014	700	815,500
Corporacion Pesquera Inca SAC (Peru)†(a)	9.00%		2/10/2017	2,210	2,337,075
NBTY, Inc.†	9.00%		10/1/2018	540	581,850

Total					4,669,695

Gaming 0.05%
CCM Merger, Inc.†	8.00%		8/1/2013	766	769,830
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%		10/15/2015	405	441,450

Total					1,211,280

See Notes to Financial Statements.

28

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.32%
HCA, Inc.	9.25%	11/15/2016	$2,769	$2,969,753
HCA, Inc. PIK	9.625%	11/15/2016	3,731	4,001,497

Total				6,971,250

Health Care Services 0.19%
Centene Corp.	5.75%	6/1/2017	1,181	1,166,238
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	2,125	2,202,031
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	750	802,500

Total				4,170,769

Hospital Management 0.06%
Universal Health Services, Inc.	7.125%	6/30/2016	1,230	1,365,456

Household Equipment/Products 0.14%
American Standard Americas†	10.75%	1/15/2016	1,148	1,208,270
Controladora Mabe SA de CV (Mexico)†(a)	6.50%	12/15/2015	1,673	1,775,388

Total				2,983,658

Household Furnishings 0.01%
Sealy Mattress Co.†	10.875%	4/15/2016	250	281,875

Industrial Products 0.06%
Hyundai Steel Co. (South Korea)†(a)	4.625%	4/21/2016	1,200	1,240,229

Insurance 0.98%
Aflac, Inc.	8.50%	5/15/2019	3,135	3,894,128
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,883	2,051,862
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	3,450	3,397,957
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	502	506,494
Markel Corp.	7.125%	9/30/2019	5,645	6,509,272
Validus Holdings Ltd.	8.875%	1/26/2040	1,860	2,032,415
Willis North America, Inc.	7.00%	9/29/2019	2,730	3,096,786

Total				21,488,914

Investment Management Companies 0.20%
Gruposura Finance†(a)	5.70%	5/18/2021	900	897,750
Lazard Group LLC	7.125%	5/15/2015	3,130	3,530,314

Total				4,428,064

See Notes to Financial Statements.

29

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Jewelry, Watches & Gemstones 0.05%
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	$950	$1,044,202

Leasing 0.03%
International Lease Finance Corp.	8.625%	9/15/2015	620	688,045

Leisure 0.21%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	3,957	4,544,195

Lodging 0.14%
Hyatt Hotels Corp.†	6.875%	8/15/2019	2,640	2,974,126

Machinery: Agricultural 0.34%
Lorillard Tobacco Co.	8.125%	6/23/2019	1,886	2,262,404
Lorillard Tobacco Co.	8.125%	5/1/2040	4,416	5,167,307

Total				7,429,711

Machinery: Industrial/Specialty 0.05%
Amkor Technology, Inc.†	6.625%	6/1/2021	347	348,735
CPM Holdings, Inc.†	10.875%	9/1/2014	783	857,385

Total				1,206,120

Machinery: Oil Well Equipment & Services 0.38%
Pride International, Inc.	6.875%	8/15/2020	1,104	1,306,977
Pride International, Inc.	7.875%	8/15/2040	1,300	1,671,359
Pride International, Inc.	8.50%	6/15/2019	4,148	5,321,374

Total				8,299,710

Media 0.53%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	3,768	3,876,330
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	4,248	4,645,745
Globo Comunicacao e Participacoes SA (Brazil)†(a)	7.25%	4/26/2022	150	161,100
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020	1,400	1,613,500
Rainbow National Services LLC†	10.375%	9/1/2014	789	820,560
Videotron Ltee (Canada)(a)	6.875%	1/15/2014	415	422,781

Total				11,540,016

Metals & Minerals: Miscellaneous 0.77%
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	1,751	1,804,013
Barrick North America Finance LLC (Canada)†(a)	4.40%	5/30/2021	2,881	2,898,401

See Notes to Financial Statements.

30

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Compass Minerals International, Inc.	8.00%	6/1/2019	$775	$860,250
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	4,748	5,211,039
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	6,355	6,196,354

Total				16,970,057

Natural Gas 0.64%
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	3,168	3,941,606
Source Gas LLC†	5.90%	4/1/2017	3,984	4,030,501
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,490,569
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,915	3,832,269
Towngas China Co., Ltd. (Hong Kong)(a)	8.25%	9/23/2011	735	748,974

Total				14,043,919

Oil 2.82%
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	1,100	1,215,500
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	3,900	4,731,874
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	1,600	1,650,653
CNPC HK Overseas Capital Ltd. (China)†(a)	5.95%	4/28/2041	1,700	1,716,306
Continental Resources, Inc.	8.25%	10/1/2019	2,240	2,475,200
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	2,907	3,174,629
Ecopetrol SA (Colombia)(a)	7.625%	7/23/2019	1,320	1,572,450
Gaz Capital SA (Luxembourg)†(a)	8.125%	7/31/2014	3,343	3,856,418
LUKOIL International Finance BV (Netherlands)†(a)	6.125%	11/9/2020	2,250	2,356,875
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	1,595	1,758,663
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	925	990,953
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	4,403	4,720,456
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	2,715	1,635,788
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	6.00%	5/8/2022	550	566,500
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	1,475	1,794,337
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	3,900	4,130,779
QEP Resources, Inc.	6.875%	3/1/2021	3,200	3,456,000
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,383	1,468,959
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	1,800	2,074,500
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	2,400	2,289,288
SEACOR Holdings, Inc.	7.375%	10/1/2019	6,247	6,921,507
TNK-BP Finance SA (Luxembourg)†(a)	7.50%	7/18/2016	2,400	2,736,000

See Notes to Financial Statements.

31

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Valero Energy Corp.	9.375%	3/15/2019	$2,162	$2,838,780
Valero Energy Corp.	10.50%	3/15/2039	1,100	1,636,040

Total				61,768,455

Oil: Crude Producers 0.78%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	2,000	2,145,000
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	858	901,973
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,595	6,106,886
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	1,000	1,143,574
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	5,000	5,142,500
Pacific Rubiales Energy Corp. (Canada)†(a)	8.75%	11/10/2016	1,450	1,642,125

Total				17,082,058

Oil: Integrated Domestic 1.03%
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	4,500	4,460,512
Korea National Oil Corp. (South Korea)†	5.375%	7/30/2014	3,400	3,677,199
Mega Advance Investments Ltd. (Hong Kong)†(a)	5.00%	5/12/2021	1,820	1,794,145
National Fuel Gas Co.	6.50%	4/15/2018	1,373	1,545,446
National Fuel Gas Co.	8.75%	5/1/2019	3,452	4,348,129
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,598	6,361,332
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019	351	372,060

Total				22,558,823

Oil: Integrated International 0.57%
ENI SpA (Italy)†(a)	5.70%	10/1/2040	10,600	10,552,629
Weatherford International Ltd.	9.875%	3/1/2039	1,301	1,889,791

Total				12,442,420

Paper & Forest Products 0.56%
China Forestry Holdings Ltd. (China)†(a)	7.75%	11/17/2015	1,000	805,000
Georgia-Pacific LLC†	7.125%	1/15/2017	945	1,008,788
Georgia-Pacific LLC	7.75%	11/15/2029	790	925,288
Georgia-Pacific LLC	8.875%	5/15/2031	2,575	3,312,094
Inversiones CMPC SA (Chile)†(a)	6.125%	11/5/2019	400	429,184
Plum Creek Timberlands LP	4.70%	3/15/2021	4,889	4,860,272
Sino-Forest Corp. (Hong Kong)†(a)	10.25%	7/28/2014	197	213,745
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	765	788,906

Total				12,343,277

See Notes to Financial Statements.

32

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pollution Control 0.07%
Clean Harbors, Inc.†	7.625%	8/15/2016	$554	$594,165
Clean Harbors, Inc.	7.625%	8/15/2016	886	950,235

Total				1,544,400

Printing 0.09%
Quebecor Media, Inc. (Canada)(a)	7.75%	3/15/2016	1,801	1,877,543

Real Estate Investment Trusts 1.14%
Entertainment Properties Trust†	7.75%	7/15/2020	1,579	1,744,795
Federal Realty Investment Trust	5.90%	4/1/2020	1,915	2,130,753
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	4/15/2021	3,000	3,127,950
HCP, Inc.	6.00%	1/30/2017	4,020	4,503,980
Health Care REIT, Inc.	5.25%	1/15/2022	1,665	1,683,187
Kilroy Realty LP	6.625%	6/1/2020	1,200	1,319,344
MPT Operating Partnership LP/MPT Finance Corp.†	6.875%	5/1/2021	416	420,160
Rouse Co. LP (The)	6.75%	11/9/2015	2,217	2,300,137
Tanger Properties LP	6.15%	11/15/2015	1,380	1,551,257
Weyerhaeuser Co.	6.95%	8/1/2017	1,192	1,373,563
Weyerhaeuser Co.	7.375%	10/1/2019	4,117	4,791,723

Total				24,946,849

Retail 0.18%
Family Dollar Stores, Inc.	5.00%	2/1/2021	2,403	2,391,009
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	1,356	1,488,210

Total				3,879,219

Services 0.14%
Iron Mountain, Inc.	6.625%	1/1/2016	3,051	3,066,255

Steel 1.05%
Allegheny Ludlum Corp.	6.95%	12/15/2025	835	930,593
Allegheny Technologies, Inc.	9.375%	6/1/2019	7,171	9,375,365
Evraz Group SA (Luxembourg)†(a)	6.75%	4/27/2018	3,695	3,736,199
POSCO (South Korea)†(a)	5.25%	4/14/2021	1,850	1,905,163
Valmont Industries, Inc.	6.625%	4/20/2020	4,796	5,318,198
Valmont Industries, Inc.	6.875%	5/1/2014	1,775	1,819,375

Total				23,084,893

See Notes to Financial Statements.

33

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 1.15%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	$1,004	$1,024,080
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	3,109	3,431,559
DigitalGlobe, Inc.	10.50%	5/1/2014	5,239	5,887,326
GeoEye, Inc.	9.625%	10/1/2015	280	317,450
Intelsat Jackson Holdings SA (Luxembourg)†(a)	7.25%	4/1/2019	488	494,100
Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	1,100	1,073,858
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	4,065	4,008,903
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	2,600	2,740,400
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(a)	8.25%	5/23/2016	800	891,744
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%	2/2/2021	1,700	1,804,771
Wind Acquisition Finance SA (Italy)†(a)	7.25%	2/15/2018	750	798,750
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	2,350	2,743,625

Total				25,216,566

Tobacco 0.43%
Altria Group, Inc.	9.95%	11/10/2038	6,334	9,339,578

Transportation: Miscellaneous 1.08%
Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	3,323	3,253,928
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	1,955	2,037,407
DP World Sukuk Ltd.†(a)	6.25%	7/2/2017	1,600	1,672,208
Kansas City Southern de Mexico SA de CV (Mexico)†(a)	6.125%	6/15/2021	300	303,000
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.375%	10/6/2020	2,050	2,185,813
SCF Capital Ltd. (Ireland)†(a)	5.375%	10/27/2017	2,700	2,711,826
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	2,869	2,825,965
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	8,300	8,659,307

Total				23,649,454

Utilities 0.07%
Commonwealth Edison Co.	6.95%	7/15/2018	1,345	1,550,316

Utilities: Electrical 0.36%
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	1,600	1,694,579
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	1,792	1,949,490

See Notes to Financial Statements.

34

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utilities: Electrical (continued)
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019		$700	$751,437
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036		3,485	3,541,812

Total					7,937,318

Total Corporate Bonds (cost $711,171,890)					747,402,777

FLOATING RATE LOANS(b) 0.20%

Containers 0.03%
Silgan Holdings, Inc. Bridge Term Loan	6.261%	4/27/2012		700	700,000

Financial Services 0.02%
Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017		499	502,892

Retail 0.02%
J.Crew Operating Corp. New Term Loan B	4.75%	3/7/2018		500	491,446

Services 0.08%
Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016		1,596	1,623,930

Technology 0.05%
Data Device Corp. Term Loan B	7.25%	12/6/2016		1,086	1,090,323

Total Floating Rate Loans (cost $4,369,788)					4,408,591

FOREIGN BONDS(c) 0.11%

Spain 0.09%
INAER Aviation Finance Ltd.†	9.50%	8/1/2017	EUR	1,250	1,839,349

United Kingdom 0.02%
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	300	471,292

Total Foreign Bonds (cost $2,044,065)					2,310,641

FOREIGN GOVERNMENT OBLIGATIONS 3.21%

Argentina 0.46%
Provincia de Buenos Aires†(a)	10.875%	1/26/2021		$1,840	1,734,200
Provincia de Buenos Aires†(a)	11.75%	10/5/2015		1,405	1,477,639
Provincia de Cordoba†(a)	12.375%	8/17/2017		1,550	1,627,500
Provincia de Neuquen†(a)	7.875%	4/26/2021		500	513,750
Republic of Argentina(a)	8.28%	12/31/2033		5,387	4,754,238

Total					10,107,327

See Notes to Financial Statements.

35

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bahamas 0.09%
Commonwealth of Bahamas†	6.95%	11/20/2029	$1,943	$2,084,532

Belize 0.13%
Belize Government (8.50% after 2/20/2012)†~(a)	6.00%	2/20/2029	3,393	2,867,085

Bermuda 0.13%
Bermuda Government†	5.603%	7/20/2020	2,550	2,790,901

Brazil 0.12%
Federal Republic of Brazil(a)	5.625%	1/7/2041	1,275	1,304,962
Federal Republic of Brazil(a)	7.125%	1/20/2037	450	549,000
Federal Republic of Brazil(a)	8.25%	1/20/2034	600	818,100

Total				2,672,062

Cayman Islands 0.12%
Cayman Islands Government†	5.95%	11/24/2019	2,520	2,663,030

Colombia 0.04%
Republic of Colombia(a)	6.125%	1/18/2041	867	945,030

Dominican Republic 0.20%
Dominican Republic†(a)	7.50%	5/6/2021	1,950	2,057,250
Dominican Republic†(a)	9.04%	1/23/2018	2,034	2,306,590

Total				4,363,840

Ghana 0.09%
Republic of Ghana†(a)	8.50%	10/4/2017	1,800	2,020,500

Indonesia 0.10%
Republic of Indonesia†(a)	8.50%	10/12/2035	1,250	1,684,375
Republic of Indonesia†(a)	11.625%	3/4/2019	300	440,250

Total				2,124,625

Mexico 0.02%
United Mexican States(a)	5.95%	3/19/2019	400	459,200

Panama 0.07%
Republic of Panama(a)	6.70%	1/26/2036	1,091	1,279,198
Republic of Panama(a)	7.25%	3/15/2015	220	258,830

Total				1,538,028

See Notes to Financial Statements.

36

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Peru 0.07%
Republic of Peru(a)	6.55%	3/14/2037	$1,380	$1,528,350

Russia 0.76%
Russia Eurobonds†(a)	3.625%	4/29/2015	3,810	3,885,057
Russia Eurobonds†(a)	5.00%	4/29/2020	8,800	8,992,720
Russia Eurobonds†(a)	7.50%	3/31/2030	3,204	3,780,367

Total				16,658,144

Senegal 0.07%
Republic of Senegal†(a)	8.75%	5/13/2021	1,450	1,527,938

Sri Lanka 0.07%
Republic of Sri Lanka†(a)	6.25%	10/4/2020	1,518	1,525,590

Turkey 0.13%
Republic of Turkey(a)	5.625%	3/30/2021	2,071	2,182,316
Republic of Turkey(a)	11.875%	1/15/2030	391	666,655

Total				2,848,971

Ukraine 0.21%
Ukraine Government†(a)	7.75%	9/23/2020	2,250	2,317,500
Ukraine Government†(a)	7.95%	2/23/2021	2,175	2,251,125

Total				4,568,625

Venezuela 0.27%
Republic of Venezuela(a)	8.50%	10/8/2014	2,800	2,548,000
Republic of Venezuela(a)	9.375%	1/13/2034	4,739	3,262,801

Total				5,810,801

Vietnam 0.06%
Socialist Republic of Vietnam†(a)	6.875%	1/15/2016	1,130	1,220,400

Total Foreign Government Obligations (cost $67,225,265)				70,324,979

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.77%
Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	16,670	17,951,560
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	21,400	22,486,726
Federal Home Loan Mortgage Corp. K005 A2	4.317%	11/25/2019	20,400	21,295,074
Federal Home Loan Mortgage Corp. K011 A2	4.084%	11/25/2020	4,300	4,414,224
Federal National Mortgage Assoc. 2005-14 OP	4.50%	10/25/2028	4,336	4,425,628

See Notes to Financial Statements.

37

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	$11,500	$12,082,015

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $80,504,691)					82,655,227

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.18%
Federal Home Loan Mortgage Corp.	4.00%		11/1/2040 - 2/1/2041	104,834	105,635,376
Federal Home Loan Mortgage Corp.	4.337%	#	2/1/2036	8,368	8,843,699
Federal Home Loan Mortgage Corp.	4.732%	#	4/1/2034	9,260	9,787,992
Federal Home Loan Mortgage Corp.	4.873%	#	5/1/2035	7,556	7,971,855
Federal Home Loan Mortgage Corp.(d)	5.00%		TBA	52,500	56,248,815
Federal Home Loan Mortgage Corp.	5.02%	#	6/1/2036	5,639	5,953,303
Federal Home Loan Mortgage Corp.	5.076%	#	9/1/2035	8,281	8,765,613
Federal Home Loan Mortgage Corp.	5.423%	#	6/1/2036	8,174	8,483,895
Federal Home Loan Mortgage Corp.	5.801%	#	9/1/2037	5,222	5,526,716
Federal Home Loan Mortgage Corp.	5.951%	#	2/1/2037	1,706	1,806,462
Federal National Mortgage Assoc.	1.99%	#	10/1/2035	3,731	3,905,167
Federal National Mortgage Assoc.(d)	4.50%		TBA	97,000	100,978,896
Federal National Mortgage Assoc.	4.735%	#	4/1/2038	7,986	8,531,578
Federal National Mortgage Assoc.	4.93%	#	7/1/2038	6,732	7,189,686
Federal National Mortgage Assoc.	4.951%	#	9/1/2037	6,407	6,729,905
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 9/1/2038	116,616	126,968,348
Federal National Mortgage Assoc.	5.651%	#	12/1/2036	5,885	6,209,156
Federal National Mortgage Assoc.	6.00%		10/1/2038	25,306	27,976,390

Total Government Sponsored Enterprises Pass-Throughs (cost $497,733,975)					507,512,852

MUNICIPAL BONDS 2.78%

Education 0.16%
Univ of CA Rev Build America Bds Regents Univ	5.77%		5/15/2043	2,880	2,934,490
Univ of MA Bldg Auth Build America Bds	5.45%		11/1/2040	575	590,105

Total					3,524,595

General Obligation 0.12%
IL St	5.877%		3/1/2019	2,402	2,524,670

Health Care 0.12%
CA Infrastr & Econ Dev Bk Build America Bds Regents Univ	6.486%		5/15/2049	2,580	2,713,412

See Notes to Financial Statements.

38

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Housing 0.14%
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%	1/15/2040	$2,855	$3,137,616

Other Revenue 0.38%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,604	1,719,953
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	1,165	1,254,274
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	5,150	5,392,411

Total				8,366,638

Sales Tax 0.27%
New York City NY Transnl Fin Auth Build America Bds	5.508%	8/1/2037	3,085	3,233,790
New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	2,530	2,699,282

Total				5,933,072

Transportation 0.98%
Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	1,892	2,109,996
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%	10/1/2050	2,047	2,264,228
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	2,565	2,639,282
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	4,050	4,194,342
Los Angeles Cnty CA Metro Transn Auth Build America Bds	5.735%	6/1/2039	3,500	3,668,525
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	2,770	2,801,384
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	1,794	1,971,445
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	1,595	1,801,776

Total				21,450,978

Utilities 0.61%
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	2,595	2,652,765
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%	6/1/2039	540	632,064
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	6,440	6,251,759

See Notes to Financial Statements.

39

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Utilities (continued)
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%		6/15/2042	$1,740	$1,816,247
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%		5/1/2049	1,740	1,882,523

Total					13,235,358

Total Municipal Bonds (cost $58,338,362)					60,886,339

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.94%
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	1,730	1,737,527
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%		3/11/2041	205	205,072
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%		9/10/2047	845	844,713
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	7,900	8,470,156
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%		7/11/2042	30	29,589
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	3,174	3,185,181
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AM	5.761%	#	9/11/2038	4,060	4,312,511
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.22%	#	7/15/2044	2,650	2,606,882
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	1,752	1,750,793
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.378%	#	6/15/2022	4,955	4,612,028
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	8,913	8,980,431
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	6,948	7,188,023
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%		6/10/2048	2,439	2,441,604
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.333%	#	3/10/2044	5,218	5,420,374
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.333%	#	3/10/2044	7,590	8,332,052
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	3,056	3,083,758
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%		5/10/2036	7,945	8,250,005
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%		11/10/2045	422	421,560

See Notes to Financial Statements.

40

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.881%	#	7/10/2038	$4,950	$5,219,533
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	7,971	8,121,569
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	3,006	3,004,092
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	5,130	5,282,426
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	4,000	4,092,673
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	8,275	8,526,874
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	4,041	4,107,931
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 AJ	4.968%	#	8/15/2042	1,500	1,492,310
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	5.87%	#	4/15/2045	3,855	4,311,756
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.802%	#	6/15/2049	7,020	7,230,519
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.817%	#	6/15/2049	4,740	4,582,182
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%		12/15/2030	3,468	3,493,185
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%		2/15/2030	104	103,984
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%		7/15/2030	99	98,698
LB-UBS Commercial Mortgage Trust 2006-C6 AJ	5.452%		9/15/2039	2,691	2,564,903
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	4,130	4,189,931
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	4,130	4,218,872
Merrill Lynch Floating Trust 2008-LAQA A1†	0.728%	#	7/9/2021	7,024	6,728,151
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.45%	#	11/12/2037	5,500	5,305,030
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.22%	#	11/12/2037	2,700	2,657,254
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	1,897	1,917,817
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	2,215	2,213,882
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.51%	#	6/12/2050	6,396	6,242,634
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	1,158	1,157,154
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.531%	#	2/12/2039	2,000	1,964,634
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%		8/12/2048	5,000	5,333,366

See Notes to Financial Statements.

41

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I 2005-HQ7 AAB	5.18%	#	11/14/2042	$4,709		$4,880,289
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	3,066		3,060,391
NCUA Guaranteed Notes 2010-C1 A2	2.90%		10/29/2020	19,580		19,729,859
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	1,616		1,615,727
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.227%	#	7/15/2042	1,900		1,893,738
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%		12/15/2044	89		88,449
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%		1/15/2045	2,115		2,096,676
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	5,000		5,238,376
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	2,920		2,954,093

Total Non-Agency Commercial Mortgage-Backed Securities (cost $216,187,049)						217,591,217

PASS-THROUGH AGENCY 0.00%
Government National Mortgage Assoc. (cost $21)	12.00%		8/15/2013	—	(e)	30

U.S. TREASURY OBLIGATIONS 19.99%
U.S. Treasury Bond	4.75%		2/15/2041	47,650		52,027,844
U.S. Treasury Note	1.00%		5/15/2014	30,111		30,313,256
U.S. Treasury Note	1.375%		1/15/2013	71,842		73,037,523
U.S. Treasury Note	1.75%		5/31/2016	7,969		7,992,668
U.S. Treasury Note	2.00%		4/30/2016	98,700		100,341,973
U.S. Treasury Note	2.375%		10/31/2014	81,782		85,653,887
U.S. Treasury Note	2.75%		12/31/2017	63,785		65,798,246
U.S. Treasury Note	3.125%		5/15/2021	22,463		22,610,514

Total U.S. Treasury Obligations (cost $432,333,556)						437,775,911

Total Long-Term Investments (cost $2,270,180,303)						2,331,141,609

SHORT-TERM INVESTMENTS 2.43%

Repurchase Agreements
Repurchase Agreement dated 5/31/2011, 0.06% due 6/1/2011 with Bank of America Corp. collateralized by $48,063,600 of U.S. Treasury Bond at 4.75% due 2/15/2037; value: $53,384,515; proceeds: $52,172,116				52,172		52,172,000

See Notes to Financial Statements.

42

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2011

Investments	Principal Amount (000)	Fair Value

Repurchase Agreements (continued)
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $1,030,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 6/10/2011; value: $1,030,000; proceeds: $1,009,107	$1,009	$1,009,107

Total Short-Term Investments (cost $53,181,107)		53,181,107

Total Investments in Securities 108.89% (cost $2,323,361,410)		2,384,322,716

Liabilities in Excess of Cash, Foreign Cash and Other Assets(f) (8.89%)		(194,664,032)

Net Assets 100.00%		$2,189,658,684

EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2011.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at May 31, 2011.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Amount is less than $1,000.
(f)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
British pound	Sell	UBS AG	6/10/2011	300,000	$483,978	$493,452	$(9,474)
Colombian peso	Sell	UBS AG	7/19/2011	919,470,000	509,817	509,508	309
euro	Sell	Goldman Sachs	7/13/2011	1,234,313	1,779,780	1,774,593	5,187

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,978)

See Notes to Financial Statements.

43

Statements of Assets and Liabilities (unaudited)

May 31, 2011

	Core Fixed Income Fund	Total Return Fund
ASSETS:
Investments in securities, at cost	$701,017,549	$2,323,361,410
Investments in securities, at fair value	$716,137,011	$2,384,322,716
Cash	424,217	1,583,107
Foreign cash, at value (cost $0 and $23,625, respectively)	–	23,750
Receivables:
Investment securities sold	58,737,963	48,395,139
Interest	4,536,293	17,929,885
Capital shares sold	2,437,818	13,062,222
Unrealized appreciation on forward foreign currency exchange contracts	–	5,496
Prepaid expenses and other assets	102,379	118,968
Total assets	782,375,681	2,465,441,283
LIABILITIES:
Payables:
Investment securities purchased	126,392,968	263,986,207
Capital shares reacquired	1,267,158	3,162,883
Management fee	247,388	770,483
12b-1 distribution fees	183,357	405,450
Fund administration	21,990	73,496
Trustees’ fees	30,492	114,134
To affiliate (See Note 3)	–	3,107
Unrealized depreciation on forward foreign currency exchange contracts	–	9,474
Distributions payable	215,183	6,885,349
Accrued expenses	71,955	372,016
Total liabilities	128,430,491	275,782,599
NET ASSETS	$653,945,190	$2,189,658,684
COMPOSITION OF NET ASSETS:
Paid-in capital	$637,818,353	$2,116,372,637
Distributions in excess of net investment income	(3,052,323)	(9,237,607)
Accumulated net realized gain on investments, futures contracts, foreign currency related transactions and TBA sale commitments	4,059,698	21,565,060
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	15,119,462	60,958,594
Net Assets	$653,945,190	$2,189,658,684

See Notes to Financial Statements.

44

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2011

	Core Fixed Income Fund	Total Return Fund

Net assets by class:
Class A Shares	$311,698,579	$700,927,875
Class B Shares	$17,871,487	$36,683,699
Class C Shares	$99,382,070	$164,053,867
Class F Shares	$186,928,631	$1,204,241,423
Class I Shares	$23,989,556	$45,189,077
Class P Shares	$251,862	$8,464,758
Class R2 Shares	$1,409,475	$3,987,217
Class R3 Shares	$12,413,530	$26,110,768
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	28,257,648	64,318,682
Class B Shares	1,624,776	3,369,991
Class C Shares	9,048,227	15,066,823
Class F Shares	16,950,318	110,542,112
Class I Shares	2,175,385	4,139,910
Class P Shares	22,750	773,298
Class R2 Shares	127,789	365,988
Class R3 Shares	1,125,200	2,396,474
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.03	$10.90
Class A shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.28	$11.15
Class B Shares-Net asset value	$11.00	$10.89
Class C Shares-Net asset value	$10.98	$10.89
Class F Shares-Net asset value	$11.03	$10.89
Class I Shares-Net asset value	$11.03	$10.92
Class P Shares-Net asset value	$11.07	$10.95
Class R2 Shares-Net asset value	$11.03	$10.89
Class R3 Shares-Net asset value	$11.03	$10.90

See Notes to Financial Statements.

45

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2011

	Core Fixed Income Fund	Total Return Fund
Investment income:
Interest and other	$9,832,753	$41,737,745
Total investment income	9,832,753	41,737,745
Expenses:
Management fee	1,366,089	4,440,998
12b-1 distribution plan-Class A	314,668	684,621
12b-1 distribution plan-Class B	99,611	196,692
12b-1 distribution plan-Class C	443,216	724,786
12b-1 distribution plan-Class F	65,512	566,999
12b-1 distribution plan-Class P	2,305	27,790
12b-1 distribution plan-Class R2	3,655	10,294
12b-1 distribution plan-Class R3	32,044	66,841
Shareholder servicing	342,020	1,328,519
Professional	25,892	30,632
Reports to shareholders	22,916	103,287
Fund administration	121,430	422,063
Custody	10,280	24,659
Trustees’ fees	7,962	28,538
Registration	74,738	115,538
Subsidy (See Note 3)	–	19,442
Other	7,891	25,730
Gross expenses	2,940,229	8,817,429
Expense reductions (See Note 7)	(440)	(1,559)
Net expenses	2,939,789	8,815,870
Net investment income	6,892,964	32,921,875
Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	5,000,322	25,311,329
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	3,439,736	1,841,396
Net realized and unrealized gain	8,440,058	27,152,725
Net Increase in Net Assets Resulting From Operations	$15,333,022	$60,074,600

See Notes to Financial Statements.

46

Statements of Changes in Net Assets

	Core Fixed Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment income	$6,892,964	$12,948,939
Net realized gain on investments, futures contracts and foreign currency related transactions	5,000,322	23,642,427
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	3,439,736	(7,212,838)
Net increase in net assets resulting from operations	15,333,022	29,378,528
Distributions to shareholders from:
Net investment income
Class A	(5,358,795)	(10,052,368)
Class B	(262,702)	(671,840)
Class C	(1,415,076)	(2,777,498)
Class F	(2,222,477)	(1,787,278)
Class I	(411,634)	(385,888)
Class P	(16,362)	(58,268)
Class R2	(18,266)	(22,631)
Class R3	(199,671)	(333,527)
Net realized gain
Class A	(12,285,250)	(5,909,079)
Class B	(832,957)	(579,402)
Class C	(4,120,029)	(2,063,311)
Class F	(2,360,060)	(638,318)
Class I	(831,415)	(107,198)
Class P	(62,870)	(40,715)
Class R2	(43,605)	(4,927)
Class R3	(492,693)	(168,687)
Total distributions to shareholders	(30,933,862)	(25,600,935)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	210,442,169	322,141,034
Reinvestment of distributions	25,720,871	21,013,687
Cost of shares reacquired	(155,742,097)	(195,824,249)
Net increase in net assets resulting from capital share transactions	80,420,943	147,330,472
Net increase in net assets	64,820,103	151,108,065
NET ASSETS:
Beginning of period	$589,125,087	$438,017,022
End of period	$653,945,190	$589,125,087
Distributions in excess of net investment income	$(3,052,323)	$(40,304)

See Notes to Financial Statements.

47

Statements of Changes in Net Assets (concluded)

	Total Return Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment income	$32,921,875	$68,647,718
Net realized gain on investments, futures contracts and foreign currency related transactions	25,311,329	93,926,707
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	1,841,396	(20,280,817)
Net increase in net assets resulting from operations	60,074,600	142,293,608
Distributions to shareholders from:
Net investment income
Class A	(13,692,246)	(27,522,969)
Class B	(626,267)	(1,501,780)
Class C	(2,848,167)	(5,872,901)
Class F	(23,206,362)	(40,880,616)
Class I	(802,605)	(1,507,390)
Class P	(233,734)	(740,079)
Class R2	(61,772)	(80,674)
Class R3	(508,108)	(603,591)
Net realized gain
Class A	(28,278,680)	(6,327,783)
Class B	(1,745,108)	(457,656)
Class C	(7,385,366)	(1,609,190)
Class F	(44,579,714)	(8,053,829)
Class I	(1,319,768)	(282,053)
Class P	(600,317)	(251,353)
Class R2	(111,142)	(18,867)
Class R3	(1,090,353)	(81,389)
Total distributions to shareholders	(127,089,709)	(95,792,120)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	317,849,560	746,423,688
Reinvestment of distributions	115,570,007	86,042,366
Cost of shares reacquired	(318,572,690)	(547,218,963)
Net increase in net assets resulting from capital share transactions	114,846,877	285,247,091
Net increase in net assets	47,831,768	331,748,579
NET ASSETS:
Beginning of period	$2,141,826,916	$1,810,078,337
End of period	$2,189,658,684	$2,141,826,916
Distributions in excess of net investment income	$(9,237,607)	$(180,221)

See Notes to Financial Statements.

48

Financial Highlights

CORE FIXED INCOME FUND

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.39		$11.34	$ 9.89	$10.66	$10.58	$10.48

Investment operations:

Net investment income(a)	.13		.30	.38	.46	.47	.45

Net realized and unrealized gain (loss)	.10		.36	1.49	(.74)	.07	.11

Total from investment operations	.23		.66	1.87	(.28)	.54	.56

Distributions to shareholders from:

Net investment income	(.18)		(.37)	(.42)	(.49)	(.46)	(.46)

Net realized gain	(.41)		(.24)	–	–	–	–

Total distributions	(.59)		(.61)	(.42)	(.49)	(.46)	(.46)

Net asset value, end of period	$11.03		$11.39	$11.34	$ 9.89	$10.66	$10.58

Total Return(b)	2.27	%(c)	6.12%	19.24%	(2.82)%	5.24%	5.47%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(c)	.88%	.90%	.90%	1.05%	.93%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.88%	.90%	.90%	.90%	.90%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.90%	1.08%	1.16%	1.38%	1.34%

Net investment income	1.20	%(c)	2.70%	3.55%	4.44%	4.45%	4.36%

Supplemental Data:
Net assets, end of period (000)	$311,699		$339,581	$273,000	$118,139	$80,992	$58,487

Portfolio turnover rate	344.36	%(c)	590.37%	631.44%	399.63%	337.44%	455.93%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

49

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class B Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.36		$11.31	$ 9.86	$10.63	$10.56	$10.46

Investment operations:

Net investment income(a)	.09		.25	.32	.40	.40	.39

Net realized and unrealized gain (loss)	.10		.33	1.48	(.75)	.06	.10

Total from investment operations	.19		.58	1.80	(.35)	.46	.49

Distributions to shareholders from:

Net investment income	(.14)		(.29)	(.35)	(.42)	(.39)	(.39)

Net realized gain	(.41)		(.24)	–	–	–	–

Total distributions	(.55)		(.53)	(.35)	(.42)	(.39)	(.39)

Net asset value, end of period	$11.00		$11.36	$11.31	$ 9.86	$10.63	$10.56

Total Return(b)	1.87	%(c)	5.31%	18.41%	(3.36)%	4.48%	4.80%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.82	%(c)	1.65%	1.55%	1.55%	1.70%	1.59%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.82	%(c)	1.65%	1.55%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.82	%(c)	1.68%	1.73%	1.81%	2.03%	1.99%

Net investment income	.81	%(c)	1.98%	2.96%	3.81%	3.82%	3.71%

Supplemental Data:
Net assets, end of period (000)	$17,871		$23,487	$26,996	$17,783	$14,555	$13,697

Portfolio turnover rate	344.36	%(c)	590.37%	631.44%	399.63%	337.44%	455.93%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

50

Financial Highlights (continued)

CORE FIXED INCOME FUND

			Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.34		$11.29	$ 9.85	$10.62	$10.54	$10.44

Investment operations:

Net investment income(a)	.11		.23	.31	.40	.40	.38

Net realized and unrealized gain (loss)	.09		.36	1.48	(.75)	.07	.11

Total from investment operations	.20		.59	1.79	(.35)	.47	.49

Distributions to shareholders from:

Net investment income	(.15)		(.30)	(.35)	(.42)	(.39)	(.39)

Net realized gain	(.41)		(.24)	–	–	–	–

Total distributions	(.56)		(.54)	(.35)	(.42)	(.39)	(.39)

Net asset value, end of period	$10.98		$11.34	$11.29	$ 9.85	$10.62	$10.54

Total Return(b)	1.94	%(c)	5.41%	18.43%	(3.47)%	4.56%	4.80%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.76	%(c)	1.57%	1.55%	1.55%	1.70%	1.58%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.76	%(c)	1.57%	1.55%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76	%(c)	1.59%	1.73%	1.81%	2.03%	1.99%

Net investment income	.87	%(c)	2.02%	2.89%	3.80%	3.79%	3.71%

Supplemental Data:
Net assets, end of period (000)	$99,382		$114,561	$95,996	$39,144	$28,533	$25,121

Portfolio turnover rate	344.36	%(c)	590.37%	631.44%	399.63%	337.44%	455.93%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

51

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.38		$11.34	$ 9.89	$10.66	$10.50

Investment operations:

Net investment income(b)	.13		.31	.39	.49	.08

Net realized and unrealized gain (loss)	.12		.36	1.50	(.75)	.16

Total from investment operations	.25		.67	1.89	(.26)	.24

Distributions to shareholders from:

Net investment income	(.19)		(.39)	(.44)	(.51)	(.08)

Net realized gain	(.41)		(.24)	–	–	–

Total distributions	(.60)		(.63)	(.44)	(.51)	(.08)

Net asset value, end of period	$11.03		$11.38	$11.34	$ 9.89	$10.66

Total Return(c)	2.40	%(d)	6.15%	19.50%	(2.60)%	2.31	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.37	%(d)	.76%	.65%	.65%	.13	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.37	%(d)	.76%	.65%	.64%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.37	%(d)	.77%	.83%	.87%	.19	%(d)

Net investment income	1.21	%(d)	2.76%	3.58%	4.74%	.78	%(d)

Supplemental Data:
Net assets, end of period (000)	$186,929		$71,705	$27,262	$408	$10

Portfolio turnover rate	344.36	%(d)	590.37%	631.44%	399.63%	337.44%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

52

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class I Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.39		$11.34	$ 9.89	$10.66	$10.58	$10.48

Investment operations:

Net investment income(a)	.14		.31	.42	.50	.50	.49

Net realized and unrealized gain (loss)	.11		.38	1.49	(.75)	.07	.10

Total from investment operations	.25		.69	1.91	(.25)	.57	.59

Distributions to shareholders from:

Net investment income	(.20)		(.40)	(.46)	(.52)	(.49)	(.49)

Net realized gain	(.41)		(.24)	–	–	–	–

Total distributions	(.61)		(.64)	(.46)	(.52)	(.49)	(.49)

Net asset value, end of period	$11.03		$11.39	$11.34	$ 9.89	$10.66	$10.58

Total Return(b)	2.37	%(c)	6.37%	19.65%	(2.48)%	5.58%	5.85%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.33	%(c)	.66%	.55%	.55%	.68%	.58%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.33	%(c)	.66%	.55%	.55%	.55%	.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.33	%(c)	.67%	.73%	.81%	1.00%	.99%

Net investment income	1.30	%(c)	2.77%	3.87%	4.80%	4.74%	4.70%

Supplemental Data:
Net assets, end of period (000)	$23,990		$22,651	$4,978	$1,773	$2,284	$614

Portfolio turnover rate	344.36	%(c)	590.37%	631.44%	399.63%	337.44%	455.93%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

53

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class P Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.43		$11.38	$ 9.92	$10.70	$10.62	$10.52

Investment operations:

Net investment income(a)	.12		.28	.38	.45	.46	.45

Net realized and unrealized gain (loss)	.10		.36	1.49	(.76)	.07	.10

Total from investment operations	.22		.64	1.87	(.31)	.53	.55

Distributions to shareholders from:

Net investment income	(.17)		(.35)	(.41)	(.47)	(.45)	(.45)

Net realized gain	(.41)		(.24)	–	–	–	–

Total distributions	(.58)		(.59)	(.41)	(.47)	(.45)	(.45)

Net asset value, end of period	$11.07		$11.43	$11.38	$ 9.92	$10.70	$10.62

Total Return(b)	2.14	%(c)	5.88%	19.07%	(2.90)%	5.13%	5.36%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(c)	1.11%	1.00%	1.00%	1.15%	1.03%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.11%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.13%	1.18%	1.26%	1.48%	1.44%

Net investment income	1.07	%(c)	2.49%	3.52%	4.33%	4.34%	4.27%

Supplemental Data:
Net assets, end of period (000)	$252		$1,736	$1,985	$1,530	$1,113	$1,252

Portfolio turnover rate	344.36	%(c)	590.37%	631.44%	399.63%	337.44%	455.93%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

54

Financial Highlights (continued)
CORE FIXED INCOME FUND

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.39		$11.34	$ 9.89	$10.66	$10.50

Investment operations:

Net investment income(b)	.11		.25	.36	.44	.07

Net realized and unrealized gain (loss)	.10		.37	1.48	(.75)	.16

Total from investment operations	.21		.62	1.84	(.31)	.23

Distributions to shareholders from:

Net investment income	(.16)		(.33)	(.39)	(.46)	(.07)

Net realized gain	(.41)		(.24)	–	–	–

Total distributions	(.57)		(.57)	(.39)	(.46)	(.07)

Net asset value, end of period	$11.03		$11.39	$11.34	$ 9.89	$10.66

Total Return(c)	2.07	%(d)	5.74%	18.96%	(3.02)%	2.23	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63	%(d)	1.27%	1.15%	1.09%	.20	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.27%	1.15%	1.09%	.19	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.27%	1.33%	1.33%	.26	%(d)

Net investment income	1.00	%(d)	2.22%	3.39%	4.31%	.71	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,409		$1,199	$213	$171	$10

Portfolio turnover rate	344.36	%(d)	590.37%	631.44%	399.63%	337.44%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

55

Financial Highlights (concluded)

CORE FIXED INCOME FUND

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.39		$11.34	$ 9.89	$10.66	$10.50

Investment operations:

Net investment income(b)	.11		.27	.35	.45	.08

Net realized and unrealized gain (loss)	.11		.36	1.51	(.75)	.16

Total from investment operations	.22		.63	1.86	(.30)	.24

Distributions to shareholders from:

Net investment income	(.17)		(.34)	(.41)	(.47)	(.08)

Net realized gain	(.41)		(.24)	–	–	–

Total distributions	(.58)		(.58)	(.41)	(.47)	(.08)

Net asset value, end of period	$11.03		$11.39	$11.34	$ 9.89	$10.66

Total Return(c)	2.12	%(d)	5.84%	19.08%	(2.97)%	2.25	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.58	%(d)	1.16%	1.04%	1.04%	.18	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.58	%(d)	1.16%	1.04%	1.04%	.17	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.58	%(d)	1.17%	1.24%	1.29%	.24	%(d)

Net investment income	1.05	%(d)	2.40%	3.22%	4.29%	.73	%(d)

Supplemental Data:
Net assets, end of period (000)	$12,414		$14,205	$7,587	$257	$10

Portfolio turnover rate	344.36	%(d)	590.37%	631.44%	399.63%	337.44%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

56

Financial Highlights

TOTAL RETURN FUND

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.26		$11.02	$ 9.44	$10.48	$10.44	$10.32

Investment operations:

Net investment income(a)	.17		.38	.44	.49	.46	.44

Net realized and unrealized gain (loss)	.13		.40	1.61	(1.03)	.04	.13

Total from investment operations	.30		.78	2.05	(.54)	.50	.57

Distributions to shareholders from:

Net investment income	(.21)		(.44)	(.47)	(.50)	(.46)	(.45)

Net realized gain	(.45)		(.10)	–	–	–	–

Total distributions	(.66)		(.54)	(.47)	(.50)	(.46)	(.45)

Net asset value, end of period	$10.90		$11.26	$11.02	$ 9.44	$10.48	$10.44

Total Return(b)	2.91	%(c)	7.27%	22.33%	(5.45)%	4.94%	5.67%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.41	%(c)	.85%	.90%	.90%	1.05%	.93%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.41	%(c)	.85%	.90%	.90%	.90%	.90%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.41	%(c)	.86%	1.04%	1.05%	1.24%	1.16%

Net investment income	1.56	%(c)	3.43%	4.30%	4.97%	4.50%	4.33%

Supplemental Data:
Net assets, end of period (000)	$700,928		$718,778	$673,307	$467,605	$464,651	$298,212

Portfolio turnover rate	289.66	%(c)	493.81%	597.74%	302.65%	333.35%	468.89%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

57

Financial Highlights (continued)

TOTAL RETURN FUND

	Class B Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.25		$11.01	$ 9.43	$10.46	$10.43	$10.31

Investment operations:

Net investment income(a)	.12		.29	.38	.42	.40	.38

Net realized and unrealized gain (loss)	.14		.40	1.61	(1.01)	.02	.12

Total from investment operations	.26		.69	1.99	(.59)	.42	.50

Distributions to shareholders from:

Net investment income	(.17)		(.35)	(.41)	(.44)	(.39)	(.38)

Net realized gain	(.45)		(.10)	–	–	–	–

Total distributions	(.62)		(.45)	(.41)	(.44)	(.39)	(.38)

Net asset value, end of period	$10.89		$11.25	$11.01	$ 9.43	$10.46	$10.43

Total Return(b)	2.48	%(c)	6.43%	21.57%	(5.98)%	4.17%	5.01%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.81	%(c)	1.62%	1.55%	1.55%	1.71%	1.58%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.81	%(c)	1.62%	1.55%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.81	%(c)	1.64%	1.69%	1.71%	1.89%	1.81%

Net investment income	1.15	%(c)	2.65%	3.67%	4.15%	3.87%	3.70%

Supplemental Data:
Net assets, end of period (000)	$36,684		$44,153	$48,221	$36,665	$38,089	$35,387

Portfolio turnover rate	289.66	%(c)	493.81%	597.74%	302.65%	333.35%	468.89%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

58

Financial Highlights (continued)

TOTAL RETURN FUND

	Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.25		$11.01	$ 9.43	$10.47	$10.44	$10.32

Investment operations:

Net investment income(a)	.13		.31	.38	.42	.40	.37

Net realized and unrealized gain (loss)	.14		.39	1.61	(1.02)	.02	.13

Total from investment operations	.27		.70	1.99	(.60)	.42	.50

Distributions to shareholders from:

Net investment income	(.18)		(.36)	(.41)	(.44)	(.39)	(.38)

Net realized gain	(.45)		(.10)	–	–	–	–

Total distributions	(.63)		(.46)	(.41)	(.44)	(.39)	(.38)

Net asset value, end of period	$10.89		$11.25	$11.01	$ 9.43	$10.47	$10.44

Total Return(b)	2.57	%(c)	6.57%	21.43%	(5.98)%	4.16%	4.98%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.74	%(c)	1.52%	1.55%	1.55%	1.70%	1.58%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.52%	1.55%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.53%	1.69%	1.70%	1.89%	1.81%

Net investment income	1.24	%(c)	2.76%	3.65%	4.14%	3.84%	3.65%

Supplemental Data:
Net assets, end of period (000)	$164,054		$187,548	$171,798	$113,387	$115,649	$71,619

Portfolio turnover rate	289.66	%(c)	493.81%	597.74%	302.65%	333.35%	468.89%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

59

Financial Highlights (continued)

TOTAL RETURN FUND

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.26		$11.02	$ 9.43	$10.47	$10.35

Investment operations:

Net investment income(b)	.17		.39	.46	.49	.08

Net realized and unrealized gain (loss)	.13		.40	1.63	(1.01)	.12

Total from investment operations	.30		.79	2.09	(.52)	.20

Distributions to shareholders from:

Net investment income	(.22)		(.45)	(.50)	(.52)	(.08)

Net realized gain	(.45)		(.10)	–	–	–

Total distributions	(.67)		(.55)	(.50)	(.52)	(.08)

Net asset value, end of period	$10.89		$11.26	$11.02	$ 9.43	$10.47

Total Return(c)	2.86	%(d)	7.41%	22.61%	(5.27)%	1.98	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.36	%(d)	.73%	.65%	.64%	.13	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.36	%(d)	.73%	.65%	.64%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.36	%(d)	.74%	.78%	.78%	.17	%(d)

Net investment income	1.61	%(d)	3.55%	4.38%	5.03%	.81	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,204,241		$1,115,781	$850,194	$206,730	$10

Portfolio turnover rate	289.66	%(d)	493.81%	597.74%	302.65%	333.35%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

60

Financial Highlights (continued)

TOTAL RETURN FUND

	Class I Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.28		$11.04	$ 9.45	$10.49	$10.46	$10.34

Investment operations:

Net investment income(a)	.18		.41	.50	.53	.50	.48

Net realized and unrealized gain (loss)	.14		.39	1.60	(1.03)	.03	.13

Total from investment operations	.32		.80	2.10	(.50)	.53	.61

Distributions to shareholders from:

Net investment income	(.23)		(.46)	(.51)	(.54)	(.50)	(.49)

Net realized gain	(.45)		(.10)	–	–	–	–

Total distributions	(.68)		(.56)	(.51)	(.54)	(.50)	(.49)

Net asset value, end of period	$10.92		$11.28	$11.04	$ 9.45	$10.49	$10.46

Total Return(b)	3.01	%(c)	7.52%	22.72%	(5.01)%	5.21%	6.05%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.31	%(c)	.63%	.55%	.55%	.72%	.58%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.31	%(c)	.63%	.55%	.55%	.55%	.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.31	%(c)	.64%	.70%	.71%	.90%	.81%

Net investment income	1.67	%(c)	3.65%	4.92%	5.14%	4.86%	4.70%

Supplemental Data:
Net assets, end of period (000)	$45,189		$32,220	$29,750	$91,558	$170,881	$294,912

Portfolio turnover rate	289.66	%(c)	493.81%	597.74%	302.65%	333.35%	468.89%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

61

Financial Highlights (continued)

TOTAL RETURN FUND

	Class P Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.31		$11.07	$ 9.48	$10.52	$10.49	$10.37

Investment operations:

Net investment income(a)	.16		.36	.44	.48	.46	.44

Net realized and unrealized gain (loss)	.13		.39	1.62	(1.02)	.02	.12

Total from investment operations	.29		.75	2.06	(.54)	.48	.56

Distributions to shareholders from:

Net investment income	(.20)		(.41)	(.47)	(.50)	(.45)	(.44)

Net realized gain	(.45)		(.10)	–	–	–	–

Total distributions	(.65)		(.51)	(.47)	(.50)	(.45)	(.44)

Net asset value, end of period	$10.95		$11.31	$11.07	$ 9.48	$10.52	$10.49

Total Return(b)	2.78	%(c)	7.03%	22.25%	(5.51)%	4.74%	5.57%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.53	%(c)	1.07%	1.00%	1.00%	1.15%	1.03%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.53	%(c)	1.07%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.53	%(c)	1.09%	1.14%	1.15%	1.34%	1.26%

Net investment income	1.45	%(c)	3.28%	4.22%	4.69%	4.43%	4.25%

Supplemental Data:
Net assets, end of period (000)	$8,465		$15,068	$27,313	$19,264	$18,513	$9,903

Portfolio turnover rate	289.66	%(c)	493.81%	597.74%	302.65%	333.35%	468.89%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

62

Financial Highlights (continued)

TOTAL RETURN FUND

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.26		$11.02	$ 9.43	$10.47	$10.35

Investment operations:

Net investment income(b)	.15		.34	.41	.47	.08

Net realized and unrealized gain (loss)	.12		.40	1.63	(1.03)	.12

Total from investment operations	.27		.74	2.04	(.56)	.20

Distributions to shareholders from:

Net investment income	(.19)		(.40)	(.45)	(.48)	(.08)

Net realized gain	(.45)		(.10)	–	–	–

Total distributions	(.64)		(.50)	(.45)	(.48)	(.08)

Net asset value, end of period	$10.89		$11.26	$11.02	$ 9.43	$10.47

Total Return(c)	2.61	%(d)	6.89%	22.04%	(5.56)%	1.90	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.61	%(d)	1.23%	1.14%	1.05%	.20	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.61	%(d)	1.23%	1.14%	1.05%	.19	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.61	%(d)	1.24%	1.28%	1.20%	.24	%(d)

Net investment income	1.37	%(d)	3.06%	3.89%	4.83%	.74	%(d)

Supplemental Data:
Net assets, end of period (000)	$3,987		$2,856	$1,611	$176	$10

Portfolio turnover rate	289.66	%(d)	493.81%	597.74%	302.65%	333.35%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

63

Financial Highlights (concluded)

TOTAL RETURN FUND

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.26		$11.02	$ 9.43	$10.47	$10.35

Investment operations:

Net investment income(b)	.15		.35	.42	.47	.08

Net realized and unrealized gain (loss)	.14		.40	1.63	(1.02)	.12

Total from investment operations	.29		.75	2.05	(.55)	.20

Distributions to shareholders from:

Net investment income	(.20)		(.41)	(.46)	(.49)	(.08)

Net realized gain	(.45)		(.10)	–	–	–

Total distributions	(.65)		(.51)	(.46)	(.49)	(.08)

Net asset value, end of period	$10.90		$11.26	$11.02	$ 9.43	$10.47

Total Return(c)	2.76	%(d)	6.99%	22.15%	(5.51)%	1.92	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(d)	1.13%	1.05%	1.04%	.18	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.13%	1.05%	1.04%	.17	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.14%	1.19%	1.19%	.22	%(d)

Net investment income	1.42	%(d)	3.10%	4.04%	4.69%	.75	%(d)

Supplemental Data:
Net assets, end of period (000)	$26,111		$25,423	$7,885	$2,075	$10

Portfolio turnover rate	289.66	%(d)	493.81%	597.74%	302.65%	333.35%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

64

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of twelve funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in each Fund’s prospectus. The Funds no longer issue Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of

65

Notes to Financial Statements (unaudited)(continued)

prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended November 30, 2007 through November 30, 2010. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

66

Notes to Financial Statements (unaudited)(continued)

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on each Fund’s Statement of Operations. As of May 31, 2011, only Total Return Fund had open forward foreign currency exchange contracts.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of May 31, 2011, the Funds had no open futures contracts.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

67

Notes to Financial Statements (unaudited)(continued)

(k)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(l)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of May 31, 2011, the Funds had no unfunded loan commitments.

(m)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources

68

Notes to Financial Statements (unaudited)(continued)

independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing each Fund’s investments carried at fair value:

	Core Fixed Income Fund				Total Return Fund
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$70,743,318	$–	$70,743,318	$–	$200,273,045	$–	$200,273,045
Corporate Bonds	–	169,812,132	–	169,812,132	–	747,402,777	–	747,402,777
Floating Rate Loans	–	–	–	–	–	4,408,591	–	4,408,591
Foreign Bonds	–	–	–	–	–	2,310,641	–	2,310,641
Foreign Government Obligations	–	5,206,226	–	5,206,226	–	70,324,979	–	70,324,979
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	23,991,140	–	23,991,140	–	82,655,227	–	82,655,227
Government Sponsored Enterprises Pass-Throughs	–	172,424,583	–	172,424,583	–	507,512,852	–	507,512,852
Municipal Bonds	–	19,319,985	–	19,319,985	–	60,886,339	–	60,886,339
Non-Agency Commercial Mortgage-Backed Securities	–	61,491,369	–	61,491,369	–	217,591,217	–	217,591,217
Pass-Through Agency	–	–	–	–	–	30	–	30
U.S. Treasury Obligations	–	167,929,780	–	167,929,780	–	437,775,911	–	437,775,911
Repurchase Agreements	–	25,218,478	–	25,218,478	–	53,181,107	–	53,181,107
Total	$–	$716,137,011	$–	$716,137,011	$–	$2,384,322,716	$–	$2,384,322,716
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–	$–	$5,496	$–	$5,496
Liabilities	–	–	–	–	–	(9,474)	–	(9,474)
Total	$–	$–	$–	$–	$–	$(3,978)	$–	$(3,978)

*	See Schedule of Investments for fair values in each industry.

69

Notes to Financial Statements (unaudited)(continued)

(n)	Disclosures about Derivative Instruments and Hedging Activities–Total Return Fund entered into forward foreign currency exchange contracts during the six months ended May 31, 2011 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord, Abbett & Co. LLC (“Lord Abbett”) will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Total Return Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts.

Total Return Fund entered into U.S. Treasury futures contracts during the six months ended May 31, 2011 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

At May 31, 2011, Total Return Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

	Total Return Fund
Asset Derivatives	Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$5,496	$5,496
Total	$5,496	$5,496
Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$9,474	$9,474
Total	$9,474	$9,474
(1)	Statements of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets & Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

70

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments during the six months ended May 31, 2011, were as follows:

		Total Return Fund
	Interest Rate Contracts	Foreign Currency Exchange Contracts	Total
Net Realized Loss(1)
Futures Contracts	$(1,100,414)	$–	$(1,100,414)
Forward Foreign Currency Exchange Contracts	$–	$101,564	$101,564
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$(151,359)	$–	$(151,359)
Forward Foreign Currency Exchange Contracts	$–	$(446,569)	$(446,569)
Average Number of Contracts/Notional Amount*
Futures Contracts(3)	46	–	46
Forward Foreign Currency Exchange Contracts(4)	$–	$6,651,535	$6,651,535

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2011.
(1)	Statements of Operations location: Net realized gain on investments, futures contracts and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents number of contracts.
(4)	Amount represents notional amount in U.S. dollars.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fees are based on each Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended May 31, 2011, for Core Fixed Income Fund and Total Return Fund, the effective management fee was at an annualized rate of .45% and .42%, respectively.

For the period April 1, 2010 through March 31, 2011, Lord Abbett contractually agreed to waive all or a portion of Core Fixed Income Fund’s management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, did not exceed an annual rate of .70%. Effective April 1, 2011 the contractual waiver/reimbursement for the fund was discontinued.

71

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Total Return Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Income Strategy Fund of Lord Abbett Investment Trust (“Diversified Income Strategy Fund”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Diversified Income Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by the Diversified Income Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

As of May 31, 2011, the percentage of the Total Return Fund’s outstanding shares owned by Diversified Income Strategy Fund was 1.41%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)

The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2011:

	Distributor Commissions	Dealers’ Concessions
Core Fixed Income Fund	$43,740	$279,583
Total Return Fund	92,890	588,327

Distributor received the following amount of CDSCs for the six months ended May 31, 2011:

	Class A	Class C
Core Fixed Income Fund	$15,307	$19,019
Total Return Fund	12,123	26,441

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

72

Notes to Financial Statements (unaudited)(continued)

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2011 and the fiscal year ended November 30, 2010 was as follows:

	Core Fixed Income Fund		Total Return Fund
	Six Months Ended 5/31/2011 (unaudited)	Year Ended 11/30/2010	Six Months Ended 5/31/2011 (unaudited)	Year Ended 11/30/2010
Distributions paid from:
Ordinary income	$22,715,098	$25,526,485	$95,623,950	$95,792,120
Net long-term capital gains	8,218,764	74,450	31,465,759	–
Total distributions paid	$30,933,862	$25,600,935	$127,089,709	$95,792,120

As of May 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Fixed Income Fund	Total Return Fund
Tax cost	$701,900,994	$2,326,657,105
Gross unrealized gain	15,136,229	62,917,357
Gross unrealized loss	(900,212)	(5,251,746)
Net unrealized security gain	$14,236,017	$57,665,611

The difference between book-basis and tax-basis unrealized gains/(losses) is attributable to the tax treatment of premium amortization and wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Funds.

73

Notes to Financial Statements (unaudited)(continued)

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2011 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Core Fixed Income Fund	2,105,689,778	241,728,501	2,023,479,709	234,533,865
Total Return Fund	5,903,685,601	830,595,616	5,667,041,065	974,397,285

*	Includes U.S. Government sponsored enterprises securities.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

9.    INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may

74

Notes to Financial Statements (unaudited)(continued)

deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer.

Each Fund’s investment exposure to foreign companies presents increased market, liquidity, currency, political, information and other risks. The cost to a Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Funds invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

These factors can affect each Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Core Fixed Income Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,110,960	$44,770,046	15,455,502	$173,605,805
Converted from Class B*	156,163	1,693,915	322,794	3,550,074
Reinvestment of distributions	1,467,734	15,880,398	1,313,521	14,616,516
Shares reacquired	(7,296,403)	(79,274,809)	(11,346,294)	(127,003,939)
Increase (decrease)	(1,561,546)	$(16,930,450)	5,745,523	$64,768,456

75

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	47,572	$516,282	491,274	$5,458,333
Reinvestment of distributions	88,735	956,988	98,584	1,090,064
Shares reacquired	(423,071)	(4,593,631)	(585,074)	(6,608,342)
Converted to Class A*	(156,597)	(1,693,915)	(323,655)	(3,550,074)
Decrease	(443,361)	$(4,814,276)	(318,871)	$(3,610,019)

Class C Shares
Shares sold	931,179	$10,093,766	4,187,456	$46,840,491
Reinvestment of distributions	372,883	4,015,158	293,173	3,244,127
Shares reacquired	(2,357,053)	(25,514,365)	(2,878,608)	(32,205,759)
Increase (decrease)	(1,052,991)	$(11,405,441)	1,602,021	$17,878,859

Class F Shares
Shares sold	13,712,102	$147,471,283	5,959,312	$66,763,115
Reinvestment of distributions	297,289	3,225,545	108,198	1,214,388
Shares reacquired	(3,358,021)	(36,648,441)	(2,173,079)	(24,445,328)
Increase	10,651,370	$114,048,387	3,894,431	$43,532,175

Class I Shares
Shares sold	339,039	$3,676,168	1,583,132	$17,918,163
Reinvestment of distributions	92,616	1,002,651	34,479	387,398
Shares reacquired	(245,782)	(2,661,079)	(67,131)	(759,508)
Increase	185,873	$2,017,740	1,550,480	$17,546,053

Class P Shares
Shares sold	22,302	$242,039	99,959	$1,120,661
Reinvestment of distributions	1,269	13,777	2,542	28,378
Shares reacquired	(152,704)	(1,656,300)	(125,030)	(1,404,812)
Decrease	(129,133)	$(1,400,484)	(22,529)	$(255,773)

Class R2 Shares
Shares sold	55,513	$600,794	95,897	$1,070,646
Reinvestment of distributions	98	1,058	74	824
Shares reacquired	(33,125)	(359,154)	(9,494)	(107,017)
Increase	22,486	$242,698	86,477	$964,453

Class R3 Shares
Shares sold	282,741	$3,071,791	830,411	$9,363,820
Reinvestment of distributions	57,785	625,296	38,704	431,992
Shares reacquired	(462,491)	(5,034,318)	(290,821)	(3,289,544)
Increase (decrease)	(121,965)	$(1,337,231)	578,294	$6,506,268
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

76

Notes to Financial Statements (unaudited)(continued)

Total Return Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,610,298	$114,172,021	25,269,953	$279,770,152
Converted from Class B*	176,561	1,892,194	503,554	5,579,335
Reinvestment of distributions	3,666,276	39,178,975	2,862,700	31,611,955
Shares reacquired	(13,957,850)	(150,230,508)	(25,898,759)	(287,086,256)
Increase	495,285	$5,012,682	2,737,448	$29,875,186

Class B Shares
Shares sold	94,047	$1,008,584	927,739	$10,174,565
Reinvestment of distributions	196,002	2,091,504	154,394	1,698,870
Shares reacquired	(668,166)	(7,167,088)	(1,032,809)	(11,404,884)
Converted to Class A*	(176,726)	(1,892,194)	(504,081)	(5,579,335)
Decrease	(554,843)	$(5,959,194)	(454,757)	$(5,110,784)

Class C Shares
Shares sold	1,505,827	$16,169,760	5,647,821	$62,489,538
Reinvestment of distributions	582,169	6,217,289	401,532	4,425,802
Shares reacquired	(3,688,549)	(39,576,864)	(4,981,517)	(55,096,524)
Increase (decrease)	(1,600,553)	$(17,189,815)	1,067,836	$11,818,816

Class F Shares
Shares sold	14,529,691	$156,072,038	31,344,737	$346,071,551
Reinvestment of distributions	6,007,903	64,209,146	4,171,109	46,096,508
Shares reacquired	(9,105,131)	(97,858,035)	(13,566,285)	(150,809,159)
Increase	11,432,463	$122,423,149	21,949,561	$241,358,900

Class I Shares
Shares sold	1,251,375	$13,465,575	1,728,227	$19,267,997
Reinvestment of distributions	192,632	2,063,715	115,913	1,284,959
Shares reacquired	(160,563)	(1,726,213)	(1,682,721)	(18,985,537)
Increase	1,283,444	$13,803,077	161,419	$1,567,419

Class P Shares
Shares sold	275,832	$3,018,755	451,718	$4,960,353
Reinvestment of distributions	44,856	481,578	39,707	439,908
Shares reacquired	(879,875)	(9,505,352)	(1,626,374)	(17,938,174)
Decrease	(559,187)	$(6,005,019)	(1,134,949)	$(12,537,913)

Class R2 Shares
Shares sold	163,338	$1,749,890	205,874	$2,280,402
Reinvestment of distributions	1,659	17,740	398	4,485
Shares reacquired	(52,702)	(570,666)	(98,775)	(1,087,548)
Increase	112,295	$1,196,964	107,497	$1,197,339

77

Notes to Financial Statements (unaudited)(concluded)

Total Return Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,130,445	$12,192,937	1,932,646	$21,409,130
Reinvestment of distributions	122,568	1,310,060	43,114	479,879
Shares reacquired	(1,114,661)	(11,937,964)	(433,220)	(4,810,881)
Increase	138,352	$1,565,033	1,542,540	$17,078,128

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

78

Approval of Advisory Contracts

At meetings held on December 15 and 16, 2010, the Board of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate securities index; (2) information on the expense ratios, effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of one or more performance universes.

As to Core Fixed Income Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the eight-month period, the fourth quintile for the one-year period, the second quintile for the three-year and five-year periods, and the first quintile for the ten-year period. The Board also observed that the Fund’s investment performance was lower that of the Lipper Intermediate Investment-Grade Index for the eight-month and one-year periods and higher than that of the Index for the three-year, five-year, and ten-year periods.

79

As to Total Return Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the eight-month and one-year periods, the second quintile for the three-year and five-year periods, and the first quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper Intermediate Investment-Grade Debt Index for the eight-month and one-year periods and higher than that of the Index for the three-year, five-year, and ten-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more peer groups. The Board considered the fiscal periods on which the peer group comparison or comparisons were based, and noted that such periods ended before September 30, 2010. It also considered the projected expense levels of each Fund. It also considered the amount and nature of the fees paid by shareholders.

As to Core Fixed Income Fund, the Board observed that for the fiscal year ended November 30, 2009 the contractual management and administrative services fees were approximately three basis points below the median of the peer group and the actual management and administrative services fees were approximately twenty basis points below the median of the peer group. The Board observed that for the fiscal year ended November 30, 2009 the total expense ratio of Class A was approximately one basis point above the median of the peer group, the total expense ratios of Class B, Class C, and Class I were approximately five basis points below the median of the peer group, the total expense ratio of Class F was approximately eleven basis points below the median of the peer group, the total expense ratio of Class P was approximately six basis points below the median of the peer group, the total expense ratio of Class R2 was approximately ten basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately two basis points below the median of the peer group. The Board also noted that the Class A and Class C expense ratios did not reflect recent reductions in Rule 12b-1 fees. The Board noted that effective April 1, 2010 the Trust and Lord Abbett had entered into an expense limitation agreement that had the effect of limiting the total expense ratio of Class A to not more than 0.90%, the total expense ratios of Class B and Class C to not more than 1.70%, the total expense ratio of Class F to not more than 0.80%, the total expense ratio of Class I to not more than 0.70%, the total expense ratio of Class P to not more than 1.15%, the total expense ratio of Class R2 to not more than 1.30%, and the total expense ratio of Class R3 to not more than 1.20% and that Lord Abbett proposed to enter into a new expense limitation agreement through March 31, 2012 under which the expense ratio of each class would be five basis points higher. The Board considered how those expense ratios would relate to those of the peer group.

80

As to Total Return Fund, the Board observed that for the fiscal year ended November 30, 2009 the contractual management and administrative services fees were approximately three basis points below the median of the peer group and the actual management and administrative services fees were approximately nine basis points below the median of the peer group. The Board observed that for the fiscal year ended November 30, 2009 the total expense ratio of Class A was approximately six basis points above the median of the peer group, the total expense ratios of Class B, Class C, and Class F were approximately two basis points below the median of the peer group, the total expense ratio of Class I was approximately one basis point above the median of the peer group, the total expense ratio of Class P was approximately five basis points below the median of the peer group, the total expense ratio of Class R2 was approximately nine basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group. The Board also noted that the Class A and Class C expense ratios did not reflect recent reductions in Rule 12b-1 fees. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2010 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the

81

prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

82

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

83

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This report, when not used for the general Information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Core Fixed Income Fund

Lord Abbett Total Return Fund

LACCBE-3-0511

(07/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Convertible Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Short Duration Income Fund

For the six-month period ended May 31, 2011

Lord Abbett Investment Trust

Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund

Semiannual Report

For the six-month period ended May 31, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended May 31, 2011. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 through May 31, 2011).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/10 – 5/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A*
Actual	$1,000.00	$1,108.10	$4.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.13
Class B
Actual	$1,000.00	$1,104.50	$8.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.15	$7.85
Class C*
Actual	$1,000.00	$1,105.20	$7.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.69	$7.29
Class F
Actual	$1,000.00	$1,109.20	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.70	$3.28
Class I
Actual	$1,000.00	$1,110.20	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.12	$2.82
Class P
Actual	$1,000.00	$1,106.90	$4.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.63
Class R2
Actual	$1,000.00	$1,107.30	$5.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.14
Class R3
Actual	$1,000.00	$1,107.20	$5.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.48	$5.54

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 1.56% for Class B, 1.45% for Class C, 0.65% for Class F, 0.56% for Class I, 0.92% for Class P, 1.02% for Class R2 and 1.10% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*	The annualized expense ratio for Class A and Class C have been restated to 0.78% and 1.42%, respectively. Had these restated expense ratios been in place throughout the most recent fiscal half-year, the expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.10	$3.93
Class C	$7.45	$7.14

Convertible Fund (concluded)

Portfolio Holdings Presented by Sector

May 31, 2011

Sector*	%**
Consumer Discretionary	11.08%
Consumer Staples	4.02%
Energy	4.79%
Financials	18.75%
Healthcare	15.78%
Industrials	4.66%
Materials	4.07%
Media	1.92%
Technology	20.45%
Telecommunications	0.63%
Transportation	2.31%
Utilities	2.58%
Short-Term Investment	8.96%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A
Actual	$1,000.00	$1,034.40	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.97	$4.01
Class C
Actual	$1,000.00	$1,030.50	$7.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.17	$7.85
Class F
Actual	$1,000.00	$1,034.90	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.46	$3.53
Class I
Actual	$1,000.00	$1,035.50	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.95	$3.02
Class R2
Actual	$1,000.00	$1,032.50	$6.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.97	$6.04
Class R3
Actual	$1,000.00	$1,033.00	$5.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.46	$5.54

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.80% for Class A, 1.56% for Class C, 0.70% for Class F, 0.60% for Class I, 1.20% for Class R2 and 1.10% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2011

Sector*	%**	Sector*	%**
Aerospace	2.13%	Information Technology	9.12%
Chemicals	3.71%	Manufacturing	3.58%
Consumer Durables	0.33%	Media/Telecommunications	17.43%
Consumer Non-Durables	1.65%	Metals/Minerals	2.14%
Energy	1.85%	Retail	5.74%
Financial	5.30%	Service	12.41%
Food/Tobacco	6.19%	Transportation	4.29%
Forest Products	1.75%	Utility	2.43%
Gaming/Leisure	4.32%	Short-Term Investments	2.55%
Healthcare	10.57%	Total	100.00%
Housing	2.51%

*	A sector may comprise several industries.
**	Represents percent of total investments.

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A*
Actual	$1,000.00	$1,080.70	$5.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.11	$4.89
Class B
Actual	$1,000.00	$1,075.40	$9.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.13	$8.90
Class C*
Actual	$1,000.00	$1,075.70	$8.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.50	$8.50
Class F
Actual	$1,000.00	$1,081.20	$4.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33
Class I
Actual	$1,000.00	$1,080.30	$3.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$3.83
Class P
Actual	$1,000.00	$1,079.00	$6.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.88	$6.09
Class R2
Actual	$1,000.00	$1,077.10	$7.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.14	$6.84
Class R3
Actual	$1,000.00	$1,077.60	$6.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.64	$6.34

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.97% for Class A, 1.77% for Class B, 1.69% for Class C, 0.86% for Class F, 0.76% for Class I, 1.21% for Class P, 1.36% for Class R2 and 1.26% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*	The annualized expense ratio for Class A and Class C have been restated to 0.90% and 1.66%, respectively. Had these restated expense ratios been in place throughout the most recent fiscal half-year, the expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.67	$4.53
Class C	$8.59	$8.35

High Yield Fund (concluded)

Portfolio Holdings Presented by Sector

May 31, 2011

Sector*	%**
Aerospace	0.21%
Agency	0.00%	***
Automotive	7.22%
Banking	2.07%
Basic Industry	9.87%
Capital Goods	4.95%
Consumer Cyclical	5.08%
Consumer Non-Cyclical	5.88%
Energy	11.47%
Financial Services	4.92%
Foreign Government	1.71%
Healthcare	3.73%
Insurance	1.78%
Media	5.97%
Real Estate	0.71%
Services	18.93%
Technology & Electronics	4.74%
Telecommunications	5.81%
Utility	3.37%
Short-Term Investment	1.58%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
***	Amount is less than .01%.

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A
Actual	$1,000.00	$1,051.50	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.38
Class B
Actual	$1,000.00	$1,047.40	$8.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.62	$8.40
Class C
Actual	$1,000.00	$1,047.90	$7.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.17	$7.85
Class F
Actual	$1,000.00	$1,051.90	$3.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$3.88
Class I
Actual	$1,000.00	$1,056.10	$3.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class R2
Actual	$1,000.00	$1,049.30	$6.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.62	$6.37
Class R3
Actual	$1,000.00	$1,049.90	$5.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.12	$5.86

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.87% for Class A, 1.67% for Class B, 1.56% for Class C, 0.77% for Class F, 0.67% for Class I, 1.27% for Class R2 and 1.17% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2011

Sector*	%**	Sector*	%**
Auto	1.59%	Integrated Oils	5.68%
Basic Industry	2.97%	Materials and Processing	8.55%
Capital Goods	0.35%	Municipal	2.34%
Consumer Cyclicals	4.67%	Producer Durables	1.91%
Consumer Discretionary	1.74%	Technology	2.64%
Consumer Non-Cyclical	0.18%	Telecommunications	1.98%
Consumer Services	2.86%	Transportation	2.72%
Consumer Staples	2.21%	U.S. Government	1.96%
Energy	12.96%	Utilities	8.41%
Financial Services	28.45%	Short-Term Investments	2.96%
Foreign Government	1.20%	Total	100.00%
Health Care	1.67%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/20/11	5/31/11	4/20/11 - 5/31/11
Class A
Actual	$1,000.00	$994.70	$0.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.93	$0.87
Class C
Actual	$1,000.00	$994.20	$1.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.15	$1.56
Class F
Actual	$1,000.00	$995.10	$0.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.06	$0.75
Class I
Actual	$1,000.00	$995.20	$0.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.19	$0.63
Class R2
Actual	$1,000.00	$994.60	$1.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.49	$1.33
Class R3
Actual	$1,000.00	$994.70	$1.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,004.58	$1.21

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.35% for Class C, 0.65% for Class F, 0.55% for Class I, 1.15% for Class R2 and 1.05% for Class R3) multiplied by the average account value over the period, multiplied by 42/365 (to reflect the period from April 20, 2011, commencement of operations, to May 31, 2011).

Portfolio Holdings Presented by Sector

May 31, 2011

Sector*	%**	Sector*	%**
Auto	0.14%	Integrated Oils	1.26%
Basic Industry	2.25%	Materials and Processing	6.65%
Capital Goods	0.77%	Municipal	0.09%
Consumer Cyclicals	2.68%	Producer Durables	0.99%
Consumer Discretionary	0.68%	Technology	1.35%
Consumer Non-Cyclical	0.06%	Telecommunications	3.23%
Consumer Services	1.89%	Transportation	1.19%
Consumer Staples	2.09%	Utilities	1.50%
Energy	6.38%	U.S. Government	14.93%
Financial Services	40.40%	Short-Term Investment	9.21%
Health Care	2.26%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A
Actual	$1,000.00	$1,025.00	$2.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.02	$2.92
Class B
Actual	$1,000.00	$1,018.80	$7.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.02	$6.99
Class C
Actual	$1,000.00	$1,021.20	$6.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.28	$6.69
Class F
Actual	$1,000.00	$1,023.30	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.52	$2.42
Class I
Actual	$1,000.00	$1,023.80	$1.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.01	$1.94
Class R2
Actual	$1,000.00	$1,023.00	$4.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.94
Class R3
Actual	$1,000.00	$1,021.40	$4.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.52	$4.43

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.58% for Class A, 1.39% for Class B, 1.33% for Class C, 0.48% for Class F, 0.38% for Class I, 0.98% for Class R2 and 0.88% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2011

Sector*	%**	Sector*	%**
Auto	0.18%	Integrated Oils	1.83%
Basic Industry	3.37%	Materials & Processing	6.31%
Capital Goods	0.27%	Municipal	0.73%
Consumer Cyclical	1.72%	Producer Durables	0.38%
Consumer Discretionary	0.86%	Technology	1.49%
Consumer Non-Cyclical	0.14%	Telecommunications	2.11%
Consumer Services	2.49%	Transportation	1.49%
Consumer Staples	2.07%	U.S. Government	8.65%
Energy	5.09%	Utilities	3.59%
Financial Services	52.86%	Short-Term Investments	1.86%
Foreign Government	0.64%	Total	100.00%
Health Care	1.87%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2011

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 93.54%

COMMON STOCKS 4.08%

Airlines 0.03%
Delta Air Lines, Inc.*	12		$120,698

Banks: Diversified 0.14%
Huntington Bancshares, Inc.	80		528,000

Chemicals 0.17%
Celanese Corp. Series A	12		625,080

Health Equipment & Supply 0.22%
Medtronic, Inc.	20		814,000

Health Services 0.05%
CardioNet, Inc.*	30		168,300

Miscellaneous: Financial 0.30%
SPDR S&P MidCap 400 ETF Trust	6		1,095,480

Miscellaneous: Media 0.08%
Interpublic Group of Cos., Inc. (The)	25		298,250

Natural Gas Diversified 0.25%
El Paso Corp.	44		929,210

Oil: Integrated 1.07%
Continental Resources, Inc.*	15		993,300
Whiting Petroleum Corp.*	44		2,937,772

Total			3,931,072

Pharmaceuticals 0.24%
Mylan, Inc.*	36		840,580
Teva Pharmaceutical Industries Ltd. ADR	–	(a)	49,679

Total			890,259

Railroads 0.66%
Kansas City Southern*	41		2,426,209

Retail: Specialty 0.05%
Best Buy Co., Inc.	6		203,264

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2011

Investments	Shares (000)	Fair Value
Semiconductors 0.05%
PMC-Sierra, Inc.*	25	$196,000

Software–Applications & Systems 0.77%
Informatica Corp.*	48	2,827,412

Total Common Stocks (cost $10,937,056)		15,053,234

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 68.32%

Advertising 1.14%
Interpublic Group of Cos., Inc. (The)	4.25%	3/15/2023	$2,250	2,556,562
Omnicom Group, Inc.	Zero Coupon	7/1/2038	1,500	1,648,125

Total				4,204,687

Airlines 1.68%
AMR Corp.	6.25%	10/15/2014	2,120	2,194,200
United Continental Holdings, Inc.	4.50%	6/30/2021	4,000	4,015,200

Total				6,209,400

Auto Parts 0.84%
ArvinMeritor, Inc. (Zero Coupon after 3/1/2016)	4.625%	3/1/2026	2,775	3,087,187

Autos 1.88%
Ford Motor Co.	4.25%	11/15/2016	3,240	5,900,850
Hertz Global Holdings, Inc.	5.25%	6/1/2014	500	1,039,375

Total				6,940,225

Beverages 2.16%
Central European Distribution Corp. (Poland)(b)	3.00%	3/15/2013	4,090	3,655,438
Molson Coors Brewing Co.	2.50%	7/30/2013	3,850	4,307,187

Total				7,962,625

Biotechnology 4.38%
Human Genome Sciences, Inc.	2.25%	10/15/2011	2,550	4,503,937
Illumina, Inc.	0.625%	2/15/2014	305	1,006,119
Incyte Corp.	4.75%	10/1/2015	2,225	4,867,187
InterMune, Inc.	5.00%	3/1/2015	150	316,875
Life Technologies Corp.	1.50%	2/15/2024	1,080	1,242,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Biotechnology (continued)
Life Technologies Corp.	3.25%	6/15/2025	$1,155	$1,227,188
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	2,350	3,002,125

Total				16,165,431

Building Products 0.70%
Trex Co., Inc.	6.00%	7/1/2012	1,750	2,600,938

Commercial Services 0.70%
Fluor Corp.	1.50%	2/15/2024	1,025	2,568,906

Communications Equipment 1.90%
Alcatel-Lucent USA, Inc.	2.875%	6/15/2025	800	795,000
Ciena Corp.†	4.00%	3/15/2015	2,025	3,047,625
Ixia†	3.00%	12/15/2015	2,800	3,178,000

Total				7,020,625

Computers & Peripherals 1.66%
NetApp, Inc.	1.75%	6/1/2013	2,225	3,929,906
SanDisk Corp.	1.50%	8/15/2017	1,900	2,180,250

Total				6,110,156

Containers & Packaging 0.85%
Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	3,000	3,127,500

Diversified Financials 1.95%
Affiliated Managers Group, Inc.	3.95%	8/15/2038	6,275	7,192,719

Diversified Metals & Mining 0.70%
Alcoa, Inc.	5.25%	3/15/2014	300	806,625
James River Coal Co.†	3.125%	3/15/2018	1,750	1,787,188

Total				2,593,813

e-Commerce 2.29%
Digital River, Inc.†	2.00%	11/1/2030	5,545	5,600,450
priceline.com, Inc.†	1.25%	3/15/2015	1,600	2,862,000

Total				8,462,450

Electronic Equipment & Instruments 1.37%
InterDigital, Inc.†	2.50%	3/15/2016	2,015	2,183,756
Itron, Inc.	2.50%	8/1/2026	675	682,594

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronic Equipment & Instruments (continued)
Photronics, Inc.†	3.25%		4/1/2016	$398	$493,520
Teradyne, Inc.	4.50%		3/15/2014	560	1,684,200

Total					5,044,070

Entertainment 0.50%
CenterPoint Energy, Inc.	3.221%	#	9/15/2029	51	1,842,375

Health Equipment & Supply 3.32%
Beckman Coulter, Inc.	2.50%		12/15/2036	2,610	3,109,162
HeartWare International, Inc.	3.50%		12/15/2017	1,270	1,322,388
Laboratory Corporation of America Holdings	Zero Coupon		9/11/2021	1,500	2,030,625
Medtronic, Inc.	1.625%		4/15/2013	3,300	3,423,750
NuVasive, Inc.	2.25%		3/15/2013	2,250	2,382,187

Total					12,268,112

Health Services 0.75%
Five Star Quality Care, Inc.	3.75%		10/15/2026	1,320	1,293,600
Omnicare, Inc.	3.75%		12/15/2025	1,100	1,469,875

Total					2,763,475

Homebuilders 0.18%
Lennar Corp.†	2.75%		12/15/2020	595	654,500

Household Durables 0.50%
Stanley Black & Decker, Inc.	Zero Coupon		5/17/2012	1,550	1,857,094

Information Technology Services 0.99%
CACI International, Inc.	2.125%		5/1/2014	2,850	3,665,812

Insurance-Reinsurance 0.76%
Old Republic International Corp.	8.00%		5/15/2012	1,250	1,446,875
Radian Group, Inc.	3.00%		11/15/2017	1,750	1,358,438

Total					2,805,313

Insurance: Multi-Line 0.14%
PMI Group, Inc. (The)	4.50%		4/15/2020	800	500,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Internet Software & Services 2.85%
Blackboard, Inc.	3.25%	7/1/2027	$3,730	$3,753,312
Concur Technologies, Inc.†	2.50%	4/15/2015	1,600	1,860,000
Equinix, Inc.	4.75%	6/15/2016	1,050	1,497,563
Symantec Corp.	1.00%	6/15/2013	2,750	3,392,812

Total				10,503,687

Leisure Facilities 0.51%
MGM Resorts International	4.25%	4/15/2015	1,600	1,866,000

Leisure Products 0.75%
International Game Technology	3.25%	5/1/2014	2,335	2,761,138

Lodging 1.11%
Gaylord Entertainment Co.†	3.75%	10/1/2014	1,675	2,263,344
Home Inns & Hotels Management, Inc. (China)(b)	2.00%	12/15/2015	1,740	1,829,175

Total				4,092,519

Machinery 2.59%
Altra Holdings, Inc.†	2.75%	3/1/2031	1,800	2,090,250
Danaher Corp.	Zero Coupon	1/22/2021	850	1,345,125
Greenbrier Cos., Inc.†	3.50%	4/1/2018	1,330	1,369,900
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	1,700	4,753,625

Total				9,558,900

Miscellaneous: Energy 1.01%
Green Plains Renewable Energy, Inc.†	5.75%	11/1/2015	1,025	1,073,687
Suntech Power Holdings Co., Ltd. (China)(b)	3.00%	3/15/2013	2,900	2,649,875

Total				3,723,562

Miscellaneous: Financial 1.80%
Alliance Data Systems Corp.	1.75%	8/1/2013	2,700	3,462,750
Alliance Data Systems Corp.	4.75%	5/15/2014	469	974,934
MF Global Holdings Ltd.	1.875%	2/1/2016	1,365	1,358,175
MF Global Holdings Ltd.	9.00%	6/20/2038	750	865,312

Total				6,661,171

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous: Industrials 0.79%
A123 Systems, Inc.	3.75%	4/15/2016	$1,750	$1,782,813
EnerSys (Zero Coupon after 6/1/2015)(c)	3.375%	6/1/2038	1,000	1,150,000

Total				2,932,813

Miscellaneous: Materials 0.35%
RTI International Metals, Inc.	3.00%	12/1/2015	1,000	1,296,250

Oil & Gas Products 0.00%
NorthernStar Natural Gas, Inc.(d)	5.00%	5/15/2014	2,614	261

Oil Services 0.19%
Transocean, Inc.	1.50%	12/15/2037	695	696,738

Oil: Integrated 0.78%
Chesapeake Energy Corp.	2.75%	11/15/2035	2,500	2,878,125

Pharmaceuticals 6.37%
Dendreon Corp.	2.875%	1/15/2016	2,600	2,964,000
Gilead Sciences, Inc.	0.625%	5/1/2013	2,950	3,562,125
Gilead Sciences, Inc.†	1.00%	5/1/2014	2,235	2,517,169
Mylan, Inc.	3.75%	9/15/2015	1,000	1,898,750
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	2,100	2,412,375
Teva Pharmaceutical Finance LLC (Israel)(b)	0.25%	2/1/2026	4,000	4,725,000
United Therapeutics Corp.	0.50%	10/15/2011	2,653	4,573,108
Viropharma, Inc.	2.00%	3/15/2017	700	873,250

Total				23,525,777

Precious Metals 1.35%
Newmont Mining Corp.	3.00%	2/15/2012	3,900	4,972,500

Real Estate 5.47%
Boston Properties LP	3.75%	5/15/2036	3,500	4,221,875
ERP Operating LP	3.85%	8/15/2026	500	515,300
Health Care REIT, Inc.	4.75%	7/15/2027	1,550	1,765,063
Host Hotels & Resorts LP†	2.50%	10/15/2029	3,000	4,196,250
ProLogis	3.25%	3/15/2015	2,475	2,917,406
Rayonier TRS Holdings, Inc.	3.75%	10/15/2012	2,450	3,053,312
Vornado Realty LP	3.875%	4/15/2025	3,000	3,528,750

Total				20,197,956

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail: Food & Drug 0.36%
Nash Finch Co. (Zero Coupon after 3/15/2013)	1.631%	3/15/2035	$2,750	$1,316,563

Retail: Specialty 1.36%
Best Buy Co., Inc.	2.25%	1/15/2022	650	671,125
Charming Shoppes, Inc.	1.125%	5/1/2014	4,870	4,358,650

Total				5,029,775

Semiconductors 4.02%
Intel Corp.	3.25%	8/1/2039	4,925	6,131,625
Micron Technology, Inc.	1.875%	6/1/2014	791	839,449
ON Semiconductor Corp.	2.625%	12/15/2026	3,865	4,942,368
PMC–Sierra, Inc.	2.25%	10/15/2025	830	919,225
Xilinx, Inc.†	2.625%	6/15/2017	1,500	1,989,375

Total				14,822,042

Software–Applications & Systems 3.56%
EMC Corp.	1.75%	12/1/2011	900	1,597,500
EMC Corp.	1.75%	12/1/2013	2,700	4,897,125
Microsoft Corp.†	Zero Coupon	6/15/2013	1,150	1,183,063
Nuance Communications, Inc.	2.75%	8/15/2027	2,700	3,597,750
Rovi Corp.	2.625%	2/15/2040	1,350	1,861,312

Total				13,136,750

Steel 0.76%
Steel Dynamics, Inc.	5.125%	6/15/2014	1,850	2,273,187
United States Steel Corp.	4.00%	5/15/2014	330	528,413

Total				2,801,600

Textiles & Apparel 0.35%
Iconix Brand Group, Inc.†	2.50%	6/1/2016	1,225	1,303,094

Wireless Communications Services 0.65%
SBA Communications Corp.	4.00%	10/1/2014	1,650	2,382,188

Total Convertible Bonds (cost $224,800,936)				252,106,822

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2011

Investments	Interest Rate	Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 20.34%

Auto Parts 1.48%
Autoliv, Inc. (Sweden)(b)	8.00%	46	$4,809,181
Goodyear Tire & Rubber Co. (The)	5.875%	12	668,382

Total			5,477,563

Autos 1.55%
General Motors Co.	4.75%	114	5,711,400

Banks: Diversified 2.41%
Fifth Third Bancorp	8.50%	30	4,299,987
Wells Fargo & Co.	7.50%	4	4,611,250

Total			8,911,237

Communications Equipment 1.16%
Lucent Technologies Capital Trust I	7.75%	4	4,288,237

Diversified Financials 3.44%
AMG Capital Trust I	5.10%	44	2,121,244
Bank of America Corp.	7.25%	5	5,250,000
Citigroup, Inc.	7.50%	44	5,314,050

Total			12,685,294

Foods 1.97%
Archer Daniels Midland Co.	6.25%	124	5,065,762
Bunge Ltd.	4.875%	21	2,212,862

Total			7,278,624

Health Services 0.48%
HealthSouth Corp.	6.50%	2	1,770,375

Homebuilders 0.12%
Hovnanian Enterprises, Inc.	7.25%	26	429,675

Household Durables 0.34%
Stanley Black & Decker, Inc.	4.75%	11	1,265,250

Insurance-Casualty 0.52%
XL Group plc (Ireland)(b)	10.75%	61	1,926,925

Insurance: Life 1.52%
MetLife, Inc.	5.00%	68	5,624,280

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2011

Investments	Interest Rate		Shares (000)		Fair Value
Insurance: Multi-Line 0.50%
Hartford Financial Services Group, Inc. (The)	7.25%		70		$1,839,600

Miscellaneous: Financial 0.31%
Vale Capital II (Brazil)(b)	6.75%		12		1,135,316

Oil & Gas Products 1.58%
Apache Corp.	6.00%		87		5,821,375

Oil: Integrated 0.05%
Whiting Petroleum Corp.	6.25%		–	(a)	170,971

Publishing & Printing 0.26%
Nielsen Holdings NV	6.25%		1,500		942,188

Utilities: Electric 2.65%
AES Trust III	6.75%		65		3,228,909
NextEra Energy, Inc.	8.375%		66		3,431,364
PPL Corp.	8.75%		31		1,680,825
PPL Corp.	9.50%		25		1,443,000

Total					9,784,098

Total Convertible Preferred Stocks (cost $65,905,917)					75,062,408

		Maturity Date	Principal Amount (000)
CORPORATE BONDS 0.80%

Electronic Equipment & Instruments 0.40%
Avaya, Inc.†	7.00%	4/1/2019	$1,500		1,473,750

Oil & Gas Products 0.00%
NorthernStar Natural Gas, Inc. PIK(d)	5.00%	5/15/2014	1,057		106

Pharmaceuticals 0.40%
Valeant Pharmaceuticals International†	6.75%	8/15/2021	1,500		1,458,750

Total Corporate Bonds (cost $4,196,865)					2,932,606

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2011

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
WARRANT 0.00%

Miscellaneous: Energy
Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016	182	$–	(e)

Total Long-Term Investments (cost $305,840,774)				345,155,070

			Principal Amount (000)
SHORT-TERM INVESTMENT 9.21%

Repurchase Agreement
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $34,670,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 6/10/2011; value: $34,670,000; proceeds: $33,989,489 (cost $33,989,480)			$33,989	33,989,480

Total Investments in Securities 102.75% (cost $339,830,254)				379,144,550

Liabilities in Excess of Other Assets (2.75%)				(10,142,794)

Net Assets 100.00%				$369,001,756

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2011.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Amount represents less than 1,000 shares.
(b)	Foreign security traded in U.S. dollars.
(c)	The notes will not bear any interest after the six-month period ending June 1, 2015, but will accrete principal beginning on June 1, 2015 at the rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on June 1, 2015, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on, and including, the second trading day immediately preceding the first day of the applicable six-month period equals or excludes 130% of the accreted principal amount of the notes.
(d)	Defaulted security.
(e)	Valued at zero as of May 31, 2011.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 100.38%

CORPORATE BONDS 8.50%

Aerospace 0.14%
Alliant Techsystems, Inc.	6.875%		9/15/2020	$325	$343,688
GeoEye, Inc.	9.625%		10/1/2015	1,000	1,133,750
Huntington Ingalls Industries, Inc.†	6.875%		3/15/2018	1,250	1,309,375
United Airlines, Inc.†	9.875%		8/1/2013	3,000	3,217,500

Total					6,004,313

Chemicals 0.28%
Celanese US Holdings LLC	6.625%		10/15/2018	3,500	3,705,625
Chemtura Corp.†	7.875%		9/1/2018	500	543,750
DuPont Fabros Technology LP	8.50%		12/15/2017	1,500	1,659,375
Lyondell Chemical Co.†	8.00%		11/1/2017	4,049	4,565,247
Nalco Co.†	6.625%		1/15/2019	1,350	1,409,063

Total					11,883,060

Consumer Durables 0.14%
Cemex SAB de CV (Mexico)†(a)	9.00%		1/11/2018	1,000	1,047,500
Steelcase, Inc.	6.375%		2/15/2021	1,750	1,833,865
Tenneco, Inc.	6.875%		12/15/2020	575	592,250
Thermadyne Holdings Corp.†	9.00%		12/15/2017	2,250	2,401,875

Total					5,875,490

Consumer Non-Durables 0.10%
Belden, Inc.	7.00%		3/15/2017	1,000	1,037,500
Elizabeth Arden, Inc.	7.375%		3/15/2021	950	1,002,250
Hanesbrands, Inc.	3.831%	#	12/15/2014	2,000	2,002,500

Total					4,042,250

Energy 1.13%
Brigham Exploration Co.†	6.875%		6/1/2019	500	503,750
Chaparral Energy, Inc.	8.25%		9/1/2021	4,000	4,160,000
Chesapeake Energy Corp.	6.625%		8/15/2020	528	557,700
Concho Resources, Inc.	7.00%		1/15/2021	1,450	1,522,500
CONSOL Energy, Inc.	8.00%		4/1/2017	2,150	2,365,000
Energy XXI Gulf Coast, Inc.†	7.75%		6/15/2019	3,000	3,022,500
Ferrellgas LP/Ferrellgas Finance Corp.†	6.50%		5/1/2021	2,000	2,002,500
LINN Energy LLC/LINN Energy Finance Corp.†	7.75%		2/1/2021	2,500	2,650,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)
MarkWest Energy Partners LP	6.75%	11/1/2020	$2,000	$2,070,000
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	4,500	4,550,625
Oasis Petroleum, Inc.†	7.25%	2/1/2019	3,000	3,030,000
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	3,000	3,085,500
Penn Virginia Corp.	7.25%	4/15/2019	1,000	1,001,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	1,525	1,620,312
Plains Exploration & Production Co.	6.625%	5/1/2021	3,500	3,513,125
Precision Drilling Corp. (Canada)†(a)	6.625%	11/15/2020	1,550	1,600,375
QEP Resources, Inc.	6.875%	3/1/2021	2,725	2,943,000
SESI LLC†	6.375%	5/1/2019	500	500,000
SM Energy Co.†	6.625%	2/15/2019	3,500	3,591,875
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019	850	901,000
Whiting Petroleum Corp.	6.50%	10/1/2018	2,000	2,090,000

Total				47,281,012

Financial 0.81%
CIT Group, Inc.	7.00%	5/1/2016	3,500	3,521,875
Equinox Holdings, Inc.†	9.50%	2/1/2016	1,800	1,935,000
International Lease Finance Corp.†	7.125%	9/1/2018	1,500	1,650,000
International Lease Finance Corp.	8.75%	3/15/2017	5,100	5,788,500
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	2,000	2,170,000
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	700	728,000
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	1,000	1,110,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	10/15/2016	1,500	1,612,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.75%	5/15/2018	4,000	4,180,000
SLM Corp.	6.25%	1/25/2016	1,500	1,572,756
Springleaf Finance Corp.	6.90%	12/15/2017	5,000	4,775,000
UPCB Finance III Ltd.†(a)	6.625%	7/1/2020	5,000	5,012,500

Total				34,056,131

Food/Tobacco 0.05%
Blue Merger Sub, Inc.†	7.625%	2/15/2019	1,150	1,179,469
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	675	719,719

Total				1,899,188

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forest Products 0.26%
AEP Industries, Inc.†	8.25%	4/15/2019	$5,000	$5,125,000
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	1/1/2017	2,500	2,731,250
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	10/1/2018	100	109,500
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	3,000	3,060,000

Total				11,025,750

Gaming/Leisure 0.25%
Ameristar Casinos, Inc.†	7.50%	4/15/2021	3,000	3,127,500
Caesar’s Entertainment Co., Inc.	5.625%	6/1/2015	3,000	2,595,000
FelCor Lodging LP	10.00%	10/1/2014	253	290,950
MGM Resorts International	9.00%	3/15/2020	250	279,375
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	400	434,000
WMG Acquisition Corp.	9.50%	6/15/2016	500	533,125
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	2,200	2,422,750
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	750	826,875

Total				10,509,575

Healthcare 0.48%
Giant Funding Corp.†	8.25%	2/1/2018	2,370	2,506,275
HCA, Inc.	7.875%	2/15/2020	2,650	2,926,594
HCA, Inc.	9.875%	2/15/2017	87	97,766
MPT Operating Partnership LP/MPT Finance Corp.†	6.875%	5/1/2021	3,600	3,636,000
Mylan, Inc.†	7.625%	7/15/2017	1,000	1,106,250
Mylan, Inc.†	7.875%	7/15/2020	1,000	1,112,500
Select Medical Corp.	7.625%	2/1/2015	2,500	2,543,750
Valeant Pharmaceuticals International†	6.75%	8/15/2021	5,000	4,862,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	1,325	1,387,938

Total				20,179,573

Housing 0.26%
Building Materials Corp. of America†	7.00%	2/15/2020	500	525,000
Building Materials Corp. of America†	7.50%	3/15/2020	3,000	3,165,000
CityCenter Holdings LLC/CityCenter Finance Corp.†	7.625%	1/15/2016	5,600	5,768,000
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	1,000	1,010,000
KB Home	9.10%	9/15/2017	450	468,000

Total				10,936,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology 0.55%
Advanced Micro Devices, Inc.	7.75%	8/1/2020	$350	$369,250
Avaya, Inc.†	7.00%	4/1/2019	5,000	4,912,500
Avaya, Inc.	9.75%	11/1/2015	2,000	2,087,500
Brocade Communications Systems, Inc.	6.625%	1/15/2018	2,450	2,627,625
Brocade Communications Systems, Inc.	6.875%	1/15/2020	1,550	1,691,437
CommScope, Inc.†	8.25%	1/15/2019	3,825	4,025,812
Equinix, Inc.	8.125%	3/1/2018	800	868,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	2,000	2,240,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	2,400	2,745,000
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	1,350	1,371,938

Total				22,939,062

Manufacturing 0.36%
Actuant Corp.	6.875%	6/15/2017	500	520,000
Amsted Industries, Inc.†	8.125%	3/15/2018	1,000	1,065,000
Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	3,500	3,596,250
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	2,500	2,781,250
Park-Ohio Industries, Inc.†	8.125%	4/1/2021	2,500	2,568,750
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	3,100	3,379,000
SPX Corp.†	6.875%	9/1/2017	1,000	1,075,000

Total				14,985,250

Media/Telecommunications 1.80%
Allbritton Communications Co.	8.00%	5/15/2018	2,000	2,095,000
Buccaneer Merger Sub, Inc.†	9.125%	1/15/2019	550	591,938
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	500	551,875
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	1,875	1,924,219
Cinemark USA, Inc.	8.625%	6/15/2019	1,750	1,920,625
Citadel Broadcasting Corp.†	7.75%	12/15/2018	5,000	5,431,250
Cumulus Media, Inc.†	7.75%	5/1/2019	2,500	2,512,500
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	2,000	2,110,000
EH Holding Corp.†	6.50%	6/15/2019	3,000	3,048,750
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	500	566,250
Gray Television, Inc.	10.50%	6/29/2015	1,825	1,948,187
Hughes Network Systems LLC	9.50%	4/15/2014	500	517,500
Hughes Network Systems LLC	9.50%	4/15/2014	500	517,500
Intelsat Jackson Holdings SA (Luxembourg)†(a)	7.25%	4/1/2019	3,400	3,442,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)†(a)	7.50%	3/15/2019	$750	$784,688
Lamar Media Corp.	7.875%	4/15/2018	725	783,000
Level 3 Escrow, Inc.†	8.125%	7/1/2019	2,000	2,025,000
LIN Television Corp.	8.375%	4/15/2018	1,000	1,075,000
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	4,500	4,651,875
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	3,450	3,510,375
Mediacom Broadband LLC	8.50%	10/15/2015	4,005	4,180,219
Mediacom Communications Corp.	9.125%	8/15/2019	1,000	1,090,000
MetroPCS Wireless, Inc.	7.875%	9/1/2018	1,000	1,081,250
Nielsen Finance LLC/Nielsen Finance Co.†	7.75%	10/15/2018	3,000	3,232,500
NII Capital Corp.	7.625%	4/1/2021	2,500	2,665,625
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	725	754,906
Salem Communications Corp.	9.625%	12/15/2016	1,683	1,813,432
SBA Telecommunications, Inc.	8.25%	8/15/2019	250	276,563
Sprint Capital Corp.	6.90%	5/1/2019	5,000	5,250,000
Sprint Nextel Corp.	8.375%	8/15/2017	500	566,250
Universal City Development Partners Ltd.	8.875%	11/15/2015	775	862,187
Univision Communications, Inc.†	7.875%	11/1/2020	2,000	2,130,000
Univision Communications, Inc.†	8.50%	5/15/2021	2,700	2,794,500
Virgin Media Finance plc (United Kingdom)(a)	8.375%	10/15/2019	500	565,000
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.25%	1/15/2021	500	524,012
Virgin Media Secured Finance plc (United Kingdom)(a)	6.50%	1/15/2018	5,000	5,531,250
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	400	467,000
Windstream Corp.	7.00%	3/15/2019	1,000	1,037,500
Windstream Corp.	7.75%	10/1/2021	500	543,750

Total				75,373,976

Metals/Minerals 0.50%
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	250	234,375
Arch Coal, Inc.	7.25%	10/1/2020	200	212,000
Arch Coal, Inc.	8.75%	8/1/2016	1,000	1,117,500
Atkore International, Inc.†	9.875%	1/1/2018	400	436,000
Boart Longyear Management Pty Ltd. (Australia)†(a)	7.00%	4/1/2021	1,250	1,307,813
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	1,500	1,524,375

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals (continued)
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	6.875%	2/1/2018	$5,000	$5,250,000
James River Escrow, Inc.†	7.875%	4/1/2019	4,000	4,100,000
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	3,800	3,847,500
Thompson Creek Metals Co., Inc. (Canada)†(a)	7.375%	6/1/2018	1,500	1,524,375
Valmont Industries, Inc.	6.625%	4/20/2020	1,250	1,386,102

Total				20,940,040

Retail 0.26%
Brown Shoe Co., Inc.†	7.125%	5/15/2019	3,550	3,461,250
Ingles Markets, Inc.	8.875%	5/15/2017	1,000	1,083,750
Levi Strauss & Co.	8.875%	4/1/2016	750	785,625
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,080,000
QVC, Inc.†	7.125%	4/15/2017	1,350	1,451,250
QVC, Inc.†	7.375%	10/15/2020	1,350	1,454,625
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,500	1,614,375

Total				10,930,875

Service 0.24%
B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	900	914,625
Fidelity National Information Services, Inc.	7.625%	7/15/2017	400	442,000
First Data Corp.†	7.375%	6/15/2019	2,750	2,811,875
Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	2,000	2,055,000
Hertz Corp. (The)†	6.75%	4/15/2019	4,000	4,060,000

Total				10,283,500

Transportation 0.38%
CMA CGM SA (France)†(a)	8.50%	4/15/2017	1,000	915,000
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	1,415	1,540,581
Dana Holding Corp.	6.50%	2/15/2019	3,000	3,000,000
Dana Holding Corp.	6.75%	2/15/2021	2,000	2,010,000
Florida East Coast Railway Corp.†	8.125%	2/1/2017	2,275	2,383,063
Navistar International Corp.	8.25%	11/1/2021	2,700	2,980,125
Oshkosh Corp.	8.50%	3/1/2020	1,000	1,105,000
Stanadyne Corp.	10.00%	8/15/2014	1,000	1,025,000
TRW Automotive, Inc.†	8.875%	12/1/2017	800	902,000

Total				15,860,769

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utility 0.51%
Calpine Corp.†	7.25%	10/15/2017	$5,003	$5,228,135
Calpine Corp.†	7.875%	1/15/2023	8,000	8,390,000
Continental Resources, Inc.	7.375%	10/1/2020	1,500	1,612,500
Continental Resources, Inc.	8.25%	10/1/2019	500	552,500
Covanta Holding Corp.	7.25%	12/1/2020	4,000	4,318,248
Inergy LP/Inergy Finance Corp.†	6.875%	8/1/2021	1,450	1,495,312

Total				21,596,695

Total Corporate Bonds (cost $343,638,217)				356,602,509

FLOATING RATE LOANS(b) 91.88%

Aerospace 2.05%
Data Device Corp. Term Loan B	7.25%	12/6/2016	3,950	3,964,812
Delta Air Lines, Inc. New Term Loan B	5.50%	4/20/2017	16,800	16,682,753
DynCorp International LLC Term Loan B	6.25%	7/5/2016	17,009	17,161,160
SI Organization, Inc. (The) New Term Loan B	4.50%	11/22/2016	7,132	7,198,275
TASC, Inc. New Term Loan B	4.50%	12/18/2015	6,738	6,770,858
Transdigm, Inc. New Term Loan B	4.00%	2/14/2017	14,963	15,052,006
United Airlines, Inc. Term Loan B	2.25% - 2.313%	2/3/2014	19,634	19,073,003

Total				85,902,867

Chemicals 3.53%
Celanese U.S. Holdings LLC Extended Term Loan C	3.303%	10/31/2016	1,899	1,910,085
Chemtura Corp. Exit Term Loan B	5.50%	8/27/2016	15,560	15,686,425
General Chemical Corp. New Term Loan	5.00% - 5.75%	3/3/2017	13,433	13,510,852
Houghton International, Inc. New Term Loan B	6.75%	1/29/2016	4,481	4,517,110
Huntsman International LLC New Term Loan	1.742%	4/21/2014	3,000	2,962,500
Huntsman International LLC Term Loan C	2.441% - 2.474%	6/30/2016	748	740,172
INEOS U.S. Finance LLC Term Loan B2	7.501%	12/16/2013	2,343	2,427,177
INEOS U.S. Finance LLC Term Loan C2	8.001%	12/16/2014	2,680	2,776,403
Momentive Performance Materials, Inc. Extended Term Loan B	3.75%	5/5/2015	14,928	14,807,806
Momentive Specialty Chemicals, Inc. Extended Term Loan C1	4.00%	5/5/2015	2,354	2,340,325
Momentive Specialty Chemicals, Inc. Extended Term Loan C2	4.063%	5/5/2015	1,020	1,014,067

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Momentive Specialty Chemicals, Inc. Extended Term Loan C4	4.00% - 4.063%	5/5/2015	$1,434	$1,435,258
Momentive Specialty Chemicals, Inc. Term Loan C1	2.563%	5/6/2013	2,092	2,080,281
Momentive Specialty Chemicals, Inc. Term Loan C2	2.563%	5/6/2013	895	890,209
Nexeo Solutions LLC Term Loan B	5.00%	9/8/2017	11,250	11,281,646
Potters Industries 1st Lien Term Loan	6.00%	5/5/2017	2,750	2,770,592
Rockwood Specialties Group, Inc. New Term Loan B	3.75%	2/9/2018	5,000	5,044,195
Solutia, Inc. New Term Loan B	3.50%	8/1/2017	8,888	8,931,146
Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017	34,199	34,483,278
Univar, Inc. Term Loan B	5.00%	6/30/2017	18,620	18,649,923

Total				148,259,450

Consumer Durables 0.17%
UCI International, Inc. New Term Loan B	5.50%	7/26/2017	6,983	7,050,873

Consumer Non-Durables 1.60%
Levi Strauss & Co. Term Loan	2.442%	3/27/2014	1,935	1,895,493
NBTY, Inc. New Term Loan B	4.25%	10/2/2017	15,528	15,553,185
Revlon Consumer Products Corp. New Term Loan B	5.75%	11/17/2017	13,500	13,555,687
Reynolds Group Holdings, Inc. Tranche E Term Loan	4.25%	2/9/2018	21,000	21,034,482
Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	5/27/2018	2,000	1,957,500
Springs Windows Fashions LLC New Term Loan B	6.00%	5/26/2017	13,500	13,331,250

Total				67,327,597

Energy 0.74%
CGGVeritas Services, Inc. Term Loan B1	4.00% - 5.25%	1/12/2014	1,440	1,436,122
Frac Tech International LLC Term Loan B	6.25%	5/6/2016	14,118	14,159,238
MEG Energy Corp. New Term Loan B	4.00%	3/16/2018	5,500	5,527,071
Walter Energy, Inc. Term Loan B	4.00%	4/2/2018	10,000	10,048,300

Total				31,170,731

Financial 4.75%
Alliant Holdings I, Inc. Term Loan B	3.307%	8/21/2014	1,832	1,811,006
Alliant Holdings I, Inc. Term Loan D	6.75%	8/21/2014	1,754	1,767,177

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)
AWAS Capital, Inc. New 1st Lien Term Loan	7.75%	6/10/2016	$13,252	$13,566,651
CIT Group, Inc. Term Loan 3	6.25%	8/11/2015	37,235	37,706,442
CNO Financial Group, Inc. New Term Loan B	6.25%	9/30/2016	21,407	21,527,079
Delos Aircraft, Inc. Term Loan B2	7.00%	3/17/2016	7,139	7,177,669
Fortress Investment Group LLC Term Loan B	5.75%	9/30/2015	11,098	11,306,028
HUB International Holdings, Inc. Add on Term Loan B	6.75%	6/13/2014	3,940	3,958,223
International Lease Finance Corp. Term Loan B1	6.75%	3/17/2015	24,736	24,874,715
Nuveen Investments, Inc. 1st Lien Term Loan	3.273% - 3.307%	11/13/2014	18,889	18,630,946
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	1,375	1,474,114
Nuveen Investments, Inc. Extended Term Loan	5.758% - 5.807%	5/12/2017	13,970	14,061,866
Springleaf Finance Corp. Term Loan	5.50%	5/5/2017	36,500	36,522,812
USI Holdings Corp. Incremental Term loan	7.00%	5/5/2014	2,462	2,458,395
USI Holdings Corp. Term Loan	2.70%	5/5/2014	2,452	2,410,238

Total				199,253,361

Food/Tobacco 6.23%
ARAMARK Corp. Synthetic Letter of Credit	0.094%	1/27/2014	440	435,223
ARAMARK Corp. Term Loan	2.182%	1/27/2014	6,280	6,209,777
Burger King Corp. New Term Loan B	4.50%	10/19/2016	18,953	18,938,892
Darling International, Inc. Term Loan	5.00%	12/16/2016	1,360	1,374,450
Dean Foods Co. Extended Term Loan A	3.45%	4/2/2014	2,962	2,931,923
Del Monte Foods Co. Term Loan	4.50%	3/8/2018	41,350	41,411,115
Denny’s, Inc. New Term Loan B	5.25%	2/24/2017	11,960	12,079,600
DineEquity, Inc. New Term Loan B	4.25%	10/19/2017	17,460	17,543,877
Dole Food Co., Inc. Term Loan B	5.00% - 5.50%	3/2/2017	5,567	5,607,105
Dole Food Co., Inc. Term Loan C	5.00% - 5.50%	3/2/2017	13,827	13,926,646
Dunkin’ Brands, Inc. Add on Term Loan B	4.25%	11/23/2017	28,446	28,517,052
Dunkin’ Brands, Inc. New Term Loan B	4.25%	11/23/2017	26,546	26,612,302
Michael Foods Group, Inc. Term Loan	4.25%	2/23/2018	21,000	21,110,250
OSI Restaurant Partners LLC Revolver	2.50%	6/14/2013	375	365,141

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco (continued)
OSI Restaurant Partners LLC Term Loan B	2.50%	6/14/2014	$2,834	$2,763,248
Pinnacle Foods Holdings Corp. Tranche B Term Loan	2.711%	4/2/2014	6,382	6,346,900
Pinnacle Foods Holdings Corp. Tranche D Term Loan	6.00%	4/2/2014	9,157	9,262,149
Rite Aid Corp. Term Loan B	1.94%	6/4/2014	4,860	4,668,740
Rite Aid Corp. Tranche 5	4.50%	2/28/2018	9,719	9,628,045
SUPERVALU, INC. Extended Term Loan B2	3.441%	10/15/2015	2,890	2,867,848
U.S. Foodservice, Inc. New Term Loan B	5.75%	5/25/2017	6,000	5,914,998
Wendy’s/Arby’s Restaurants LLC Term Loan B	5.00%	5/24/2017	13,012	13,088,966
Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan	5.50% - 5.75%	2/11/2016	3,563	3,586,214
Wm. Bolthouse Farms, Inc. New 2nd Lien Term Loan	9.50%	8/11/2016	6,000	6,082,500

Total				261,272,961

Forest Products 0.39%
BWAY Corp. Canadian Term Loan	4.50% - 5.50%	2/23/2018	971	976,860
BWAY Corp. New Term Loan B	4.50% - 5.50%	2/23/2018	10,941	10,993,651
Silgan Holdings, Inc. Bridge Term Loan	6.261%	4/27/2012	4,350	4,350,000

Total				16,320,511

Forest Products/Containers 1.15%
Anchor Glass Container Corp. 1st Lien Term Loan	6.00%	3/2/2016	7,288	7,360,844
Anchor Glass Container Corp. 2nd Lien Term Loan	10.00%	9/2/2016	2,000	2,035,000
Georgia-Pacific Corp. New Term Loan B	2.307% - 2.310%	12/21/2012	1,723	1,723,456
Georgia-Pacific Corp. New Term Loan C	3.557% - 3.560%	12/23/2014	5,302	5,319,591
Georgia-Pacific Corp. Term Loan B2	2.307%	12/20/2012	11,018	11,021,084
Graham Packaging Co. LP Term Loan C	6.75%	4/5/2014	5,191	5,214,351
Graham Packaging Co. LP Term Loan D	6.00%	9/23/2016	6,468	6,501,616
Graphic Packaging International, Inc. Term Loan C	2.976% - 3.055%	5/16/2014	8,878	8,887,802

Total				48,063,744

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure 4.19%
24 Hour Fitness Worldwide, Inc. New Term Loan	6.75%	4/22/2016	$10,322	$10,270,390
Ameristar Casinos, Inc. Term Loan B	4.00%	4/13/2018	7,000	7,042,476
Caesar’s Entertainment Operating Co., Inc. Incremental Term Loan B4	9.50%	10/31/2016	3,950	4,199,794
Caesar’s Entertainment Operating Co., Inc. Term Loan B1	3.274%	1/28/2015	7,000	6,531,371
Caesar’s Entertainment Operating Co., Inc. Term Loan B2	3.194% - 3.274%	1/28/2015	24,229	22,611,418
Caesar’s Entertainment Operating Co., Inc. Term Loan B3	3.243% - 3.307%	1/28/2015	3,941	3,676,762
CCM Merger, Inc. New Term Loan B	7.00%	3/1/2017	9,000	9,147,375
Cedar Fair LP New Term Loan B	4.00%	12/15/2017	14,886	14,988,705
Green Valley Ranch Gaming LLC 1st Lien Term Loan B(c)(d)	2.283%	2/16/2014	1,987	1,735,417
Green Valley Ranch Gaming LLC 2nd Lien Term Loan(c)(d)	7.25%	8/16/2014	1,000	19,688
Harrah’s Property Co. Senior Note	3.26%	2/13/2013	5,000	4,356,250
IMG Worldwide, Inc. Term Loan B	7.25%	6/15/2015	18,077	18,107,113
Isle of Capri Casinos, Inc. New Term Loan B	4.75%	3/24/2017	11,970	12,044,717
Las Vegas Sands LLC Delayed Draw Term Loan	2.00%	5/23/2014	508	500,335
Las Vegas Sands LLC Extended Delayed Draw Term Loan	3.00%	11/23/2016	1,685	1,659,883
Las Vegas Sands LLC Extended Term Loan B	3.00%	11/23/2016	8,085	7,958,235
Las Vegas Sands LLC Term Loan B	2.00%	5/23/2014	7,452	7,337,607
MGM Mirage Class C Term Loan	7.00%	2/21/2014	6,976	6,952,460
MGM Mirage Class E Term Loan	7.00%	2/21/2014	12,742	12,693,530
Penn National Gaming, Inc. Term Loan B	1.94% - 2.02%	10/3/2012	6,000	5,991,420
Seminole Tribe of Florida Delayed Draw Term Loan B2	1.813%	3/5/2014	2,139	2,107,800
Seminole Tribe of Florida Delayed Draw Term Loan B3	1.813%	3/5/2014	1,022	1,007,631
Town Sports International, Inc. New Term Loan	7.00%	5/4/2018	10,000	10,037,500
Wynn Las Vegas LLC New Term Loan B	3.20%	8/17/2015	5,000	5,006,250

Total				175,984,127

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare 10.41%
Alliance Healthcare Services, Inc. Term Loan B	5.50%	6/1/2016	$6,917	$6,926,097
Aveta Holdings LLC Term Loan MMM	8.50%	4/14/2015	4,778	4,805,637
Aveta Holdings LLC Term Loan NAMM	8.50%	4/14/2015	4,778	4,805,638
Axcan Pharma, Inc. Term Loan B	5.50%	2/10/2017	21,446	21,382,576
Bausch & Lomb, Inc. Delayed Draw Term Loan	3.441%	4/24/2015	2,848	2,843,856
Bausch & Lomb, Inc. Term Loan	3.441% - 3.557%	4/24/2015	11,736	11,720,137
Biomet, Inc. Term Loan B	3.191% - 3.308%	3/25/2015	24,313	24,220,561
CareStream Health, Inc. Term Loan B	5.00%	2/25/2017	9,000	8,578,125
Catalent Pharma Solutions Dollar Term Loan	2.441%	4/10/2014	5,041	4,920,281
Community Health Systems, Inc. Extended Term Loan B	3.691% - 3.754%	1/25/2017	9,955	9,727,894
Community Health Systems, Inc. Non Extended Delayed Draw Term Loan	2.441% - 2.504%	7/25/2014	1,505	1,457,262
Community Health Systems, Inc. Non Extended Term Loan	2.441% - 2.504%	7/25/2014	29,965	29,008,130
ConvaTec, Inc. Term Loan	5.75%	12/22/2016	9,476	9,522,153
DaVita, Inc. New Term Loan A	2.95%	10/20/2015	1,975	1,982,201
DaVita, Inc. New Term Loan B	4.50%	10/20/2016	11,272	11,363,333
Drumm Investors LLC Term Loan	5.00%	5/4/2018	34,250	33,770,329
Emergency Medical Services Term Loan	5.25%	5/2/2018	9,250	9,251,656
Fresenius U.S. Finance I, Inc. Term Loan D1	3.50%	9/10/2014	3,725	3,735,870
Fresenius U.S. Finance I, Inc. Term Loan D2	3.50%	9/10/2014	2,202	2,205,789
Hanger Orthopedic Group, Inc. Term Loan C	4.00%	12/1/2016	6,584	6,613,330
HCA, Inc. Extended Term Loan B2	3.557%	3/31/2017	62,821	62,559,028
Health Management Associates, Inc. Term Loan B	2.057%	2/28/2014	14,372	14,065,106
Iasis Healthcare LLC Term Loan	5.00%	5/3/2018	14,000	14,035,000
IMS Health, Inc. New Term Loan B	4.50%	8/25/2017	11,880	11,919,713
Kindred Healthcare, Inc. Term Loan	5.25%	6/1/2018	8,900	8,904,450
MedAssets, Inc. New Term Loan	5.25%	11/16/2016	3,449	3,475,137
MultiPlan, Inc. New Term Loan B	4.75%	8/26/2017	10,817	10,820,693
Mylan Laboratories, Inc. Term Loan B	3.563%	10/2/2014	2,027	2,039,049
National Mentor Holdings, Inc. New Term Loan B	7.00%	2/9/2017	8,500	8,515,937

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
Radnet Management, Inc. Term Loan	5.75% - 6.00%	4/1/2016	$3,960	$3,965,940
RehabCare Group, Inc. Term Loan B	6.25%	11/24/2015	8,035	8,081,452
Select Medical Corp. Extended Incremental Term Loan	3.916% - 6.00%	8/22/2014	1,364	1,368,641
Select Medical Corp. Extended Term Loan B	3.916% - 6.00%	8/22/2014	2,364	2,370,414
Select Medical Corp. New Term Loan B	5.50%	5/25/2018	18,000	17,910,000
Surgical Care Affiliates, Inc. Term Loan	2.307%	12/29/2014	4,488	4,417,278
Universal Health Services, Inc. New Term Loan B	4.00%	11/15/2016	14,261	14,348,128
Vanguard Health Holding Co. II LLC Term Loan B	5.00%	1/29/2016	17,843	17,876,480
VWR Funding, Inc. Term Loan	2.691%	6/30/2014	3,637	3,564,057
Warner Chilcott Co. LLC New Term Loan A	3.75%	3/17/2016	8,000	8,015,624
Warner Chilcott Co. LLC New Term Loan B2	4.25%	3/15/2018	3,200	3,213,990
Warner Chilcott Corp. New Term Loan B1	4.25%	3/15/2018	6,400	6,427,981

Total				436,734,953

Housing 2.33%
Atrium Cos., Inc. Exit Term Loan B	7.00%	4/29/2016	10,870	10,897,276
Capital Automotive LP New Term Loan B	5.00%	3/10/2017	26,118	25,971,349
Custom Building Products, Inc. Term Loan B	5.75%	3/19/2015	8,863	8,918,104
Goodman Global Holdings, Inc. 1st Lien Term Loan	5.75%	10/28/2016	28,703	28,971,812
Realogy Corp. Delayed Draw Term Loan	3.268%	10/10/2013	7,944	7,586,603
Realogy Corp. Extended Letter of Credit	4.644%	10/10/2016	528	493,516
Realogy Corp. Extended Term Loan	4.518%	10/10/2016	3,123	2,917,061
Realogy Corp. Letter of Credit	3.244%	10/10/2013	1,313	1,253,942
Realogy Corp. Term Loan	3.268%	10/10/2013	11,080	10,581,191

Total				97,590,854

Information Technology 8.85%
Aeroflex, Inc. Term Loan B	4.25%	5/9/2018	7,000	7,017,444
Aspect Software, Inc. New Term Loan B	6.25%	4/19/2016	8,003	8,056,648
Avaya, Inc. Term Loan	3.005%	10/24/2014	39,364	38,074,488
AVG Technologies, Inc. Term Loan	7.50%	3/11/2016	3,750	3,656,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
BNY ConvergEx Group LLC Eze 2nd Lien Term Loan	8.75%	12/18/2017	$532	$545,120
BNY ConvergEx Group LLC Eze Term Loan	5.25%	12/19/2016	5,897	5,929,037
BNY ConvergEx Group LLC Top Borrower 2nd Lien Term Loan	8.75%	12/18/2017	1,268	1,299,129
BNY ConvergEx Group LLC Top Borrower Term Loan	5.25%	12/19/2016	14,053	14,130,069
CCC Information Services, Inc. New Term Loan B	5.50%	11/11/2015	4,800	4,827,749
CDWC LLC Term Loan	4.25%	10/10/2014	3,849	3,843,239
CommScope, Inc. New Term Loan B	5.00%	1/14/2018	48,938	49,274,449
Dealer Computer Services, Inc. New Term Loan B	3.75%	4/20/2018	7,450	7,485,700
Eagle Parent, Inc. New Term Loan	5.00%	5/16/2018	18,000	17,833,500
Fifth Third Processing Solutions LLC Term Loan B	4.75%	11/3/2016	16,958	16,978,697
Freescale Semiconductor, Inc. Extended Term Loan B	4.461%	12/1/2016	41,556	41,471,538
Global Cash Access LLC Term Loan B	7.00%	3/1/2016	2,714	2,741,429
Intersil Corp. Term Loan	4.75%	4/27/2016	5,193	5,230,300
MicroSemi Corp New Term Loan B	4.00%	11/2/2017	6,584	6,620,532
MSCI, Inc. Term Loan B1	3.75%	3/14/2017	14,245	14,371,520
NDS Finance Ltd. New Term Loan B	4.00%	3/12/2018	17,500	17,554,687
Nuance Communications, Inc. Term Loan B1	1.97%	3/29/2013	976	970,967
Scitor Corp. Term Loan B	5.00%	2/15/2017	9,277	9,311,538
Sensata Technologies Finance Co. LLC New Term Loan	4.00%	5/11/2018	1,750	1,755,651
Serena Software, Inc. Extended Term Loan	4.31%	3/10/2016	14,579	14,456,414
Sorenson Communications, Inc. Tranche C Term Loan	6.00%	8/16/2013	8,589	8,379,837
Springboard Finance LLC Dollar Term Loan	7.00%	2/23/2015	2,947	2,966,593
SunGard Data Systems, Inc. Add on Term Loan	3.71%	2/28/2014	15,300	15,395,625
SunGard Data Systems, Inc. Tranche A Term Loan	1.947% - 1.956%	2/28/2014	18,552	18,399,456
SunGard Data Systems, Inc. Tranche B Term Loan	3.863% - 3.893%	2/26/2016	14,353	14,384,335

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
SymphonyIRI Group, Inc. New Term Loan B	6.00%	11/28/2017	$7,700	$7,719,250
Telcordia Technologies, Inc. Term Loan B	6.75%	4/9/2016	6,015	6,032,089
Verint Systems, Inc. Term Loan	4.50%	10/27/2017	4,500	4,521,096

Total				371,234,376

Manufacturing 3.33%
Brand Energy & Infrastructure Services, Inc. Term Loan B2	3.563%	2/7/2014	3,700	3,604,881
Bucyrus International, Inc. Term Loan C	4.25%	2/19/2016	22,432	22,526,704
Delphi Corp. Term Loan B	3.50%	3/31/2017	13,500	13,561,816
Diversey Holdings, Inc. New Term Loan B	4.00%	11/24/2015	12,301	12,350,687
Edwards (Cayman Islands II) Ltd. Extended 1st Lien Term Loan	5.50%	5/31/2016	1,051	1,051,484
Edwards (Cayman Islands II) Ltd. Term Loan B	5.50%	5/31/2016	3,990	3,993,324
Itron, Inc. Dollar Term Loan	3.70%	4/18/2014	2,639	2,658,423
JMC Steel Group, Inc. Term Loan	4.75%	4/3/2017	11,300	11,391,677
Manitowoc Co., Inc. (The) New Term Loan B	4.25%	11/13/2017	3,000	3,017,499
Nortek, Inc. Term Loan	5.25%	4/26/2017	9,150	9,203,372
Rexnord Corp. Term Loan B	2.75% - 2.813%	7/19/2013	4,456	4,437,897
Sensus USA, Inc. 1st Lien Term Loan	4.75%	5/9/2017	4,250	4,279,219
Tomkins LLC New Term Loan A	4.25%	9/29/2015	6,734	6,744,216
Tomkins LLC New Term Loan B	4.25%	9/29/2016	29,302	29,433,206
Veyance Technologies, Inc. Delayed Draw Term Loan	2.70%	7/31/2014	1,961	1,891,446
Veyance Technologies, Inc. Initial Term Loan	2.70%	7/31/2014	9,772	9,423,951

Total				139,569,802

Media/Telecommunications 16.16%
Affinion Group, Inc. Tranche B Term Loan	5.00%	10/10/2016	25,797	25,858,683
Alaska Communications Systems Holdings, Inc. Term Loan B	5.50%	10/21/2016	15,960	16,063,740
Atlantic Broadband Finance LLC New Term Loan B	4.00%	3/8/2016	5,449	5,474,165
BBHI Acquisition LLC Term Loan B	4.50%	12/14/2017	21,945	22,094,621
Carmike Cinemas, Inc. Term Loan B	5.50%	1/27/2016	8,792	8,853,087

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
CCO Holdings LLC 3rd Lien Term Loan	2.691%	9/6/2014	$19,147	$18,971,647
Cengage Learning Acquisitions, Inc. Term Loan	2.44%	7/3/2014	12,360	11,553,059
Cengage Learning Acquisitions, Inc. Tranche 1 Incremental Term Loan	7.50%	7/3/2014	6,915	6,946,915
Cequel Communications LLC New Term Loan	2.209%	11/5/2013	1,344	1,339,850
Charter Communications Operating LLC Extended Term Loan	3.56%	9/6/2016	18,914	18,958,750
Charter Communications Operating LLC New Term Loan	7.25%	3/6/2014	151	152,936
Charter Communications Operating LLC Replacement Term Loan	2.19%	3/6/2014	578	578,072
Cinemark USA, Inc. Extended Term Loan	3.40% - 3.56%	4/29/2016	5,568	5,596,326
Citadel Broadcasting Corp. New Term Loan B	4.25%	12/30/2016	4,066	4,073,048
Clear Channel Communication Delayed Draw Term Loan 2	3.841%	1/29/2016	3,856	3,369,269
Clear Channel Communication Term Loan A	3.591%	7/29/2014	17,352	16,325,763
Clear Channel Communication Term Loan B	3.841%	1/28/2016	32,777	28,750,323
Consolidated Communications, Inc. Delayed Draw Term Loan	2.72%	12/31/2014	1,000	980,000
Consolidated Communications, Inc. Term Loan B	2.72%	12/31/2014	1,000	980,000
CSC Holdings, Inc. Incremental B Term Loan	1.059%	3/29/2013	2,984	2,984,144
CSC Holdings, Inc. Incremental B-2 Term Loan	2.059%	3/29/2016	1,969	1,973,830
CSC Holdings, Inc. Term Loan A1	1.059%	2/24/2012	2,535	2,520,790
Entercom Communication LLC Term Loan A	1.316% - 3.375%	6/30/2012	5,828	5,716,321
FoxCo Acquisition Sub LLC Term Loan B	4.75%	7/14/2015	19,659	19,698,529
Getty Images, Inc. New Term Loan	5.25%	11/7/2016	12,537	12,636,907
Global Tel*Link Corp. New Term Loan B	5.00%	11/10/2016	6,983	6,969,408
Gray Television, Inc. Term Loan B	3.71%	12/31/2014	19,689	19,592,564
Hughes Network Systems LLC Term Loan	2.813%	4/15/2014	2,500	2,484,375
Insight Midwest Holdings LLC Initial Term Loan	1.97% - 2.06%	4/7/2014	2,988	2,957,049

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Integra Telecom, Inc. New Term Loan B	9.25% - 9.50%	4/15/2015	$4,963	$4,996,617
Intelsat Jackson Holdings SA Tranche B Term Loan (Luxembourg)(a)	5.25%	4/2/2018	44,500	44,849,191
Knology, Inc. New Term Loan B	4.00%	8/18/2017	11,172	11,192,948
Lamar Media Corp. Term Loan B	4.00%	12/30/2016	14,748	14,840,266
Level 3 Communications, Inc. Bridge Term Loan	14.00%	4/21/2012	10,000	10,000,000
Level 3 Financing, Inc. Tranche A Term Loan	2.533%	3/13/2014	7,000	6,864,921
LIN Television Corp. Delayed Draw Term Loan	4.06%	11/4/2011	212	212,146
Live Nation Entertainment, Inc. Term Loan B	4.50%	11/7/2016	16,845	16,936,948
Mediacom Broadband LLC Tranche F Term Loan	4.50%	10/23/2017	12,714	12,761,652
Mediacom Illinois LLC Tranche D Term Loan	5.50%	3/31/2017	2,955	2,972,854
Mediacom LLC Tranche E Term Loan	4.50%	10/23/2017	14,292	14,306,292
MetroPCS Wireless, Inc. Extended Term Loan B	4.071%	11/4/2016	3,161	3,169,377
MetroPCS Wireless, Inc. New Term Loan B	4.00%	3/16/2018	22,710	22,681,612
NextMedia Operating, Inc. New Term Loan B	8.25%	5/27/2016	2,228	2,233,069
Nielsen Finance LLC Class A Term Loan	2.206%	8/9/2013	5,530	5,516,905
Nielsen Finance LLC Class B Term Loan	3.956%	5/2/2016	12,081	12,112,371
Nielsen Finance LLC Class C Term Loan	3.456%	5/2/2016	13,217	13,209,985
Rovi Solutions Corp. Tranche B Term Loan	4.00%	2/7/2018	13,500	13,592,813
Sinclair Television Group, Inc. New Term Loan B	4.00%	10/28/2016	8,124	8,160,774
Six Flags Theme Parks, Inc. Add on Term Loan B	5.25%	6/30/2016	9,756	9,852,292
Syniverse Technologies, Inc. Term Loan B	5.25%	12/21/2017	18,287	18,433,233
Telesat Canada U.S. Term I Loan (Canada)(a)	3.20%	10/31/2014	5,891	5,874,346
Telesat Canada U.S. Term II Loan (Canada)(a)	3.20%	10/31/2014	506	504,591
TowerCo Finance LLC Term Loan B	5.25%	2/2/2017	4,200	4,221,655
Tribune Co. Term Loan B(c)(d)	Zero Coupon	6/4/2014	27,000	18,356,625
U.S. TelePacific Corp. New Term Loan B	5.75%	2/23/2017	4,000	3,995,000
Universal City Development Partners Ltd. New Term Loan B	5.50%	11/6/2014	10,742	10,842,626

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Univision Communications, Inc. Extended Term Loan	4.441%	3/31/2017	$30,129	$29,176,057
Univision Communications, Inc. Initial Term Loan	2.191%	9/29/2014	27,339	26,492,001
Weather Channel New Term Loan B	4.25%	2/13/2017	30,923	31,170,529
West Corp. Term Loan B2	2.649% - 2.832%	10/24/2013	5,028	5,005,199
West Corp. Term Loan B4	4.524% - 4.707%	7/15/2016	946	950,387
West Corp. Term Loan B5	4.524% - 4.707%	7/15/2016	2,785	2,802,012
WideOpenWest Finance LLC New Add on Term Loan	6.50% - 8.75%	6/28/2014	7,649	7,687,238
WideOpenWest Finance LLC Term Loan B	2.698% - 4.75%	6/28/2014	3,161	3,081,034
Windstream Corp. Tranche B2 Term Loan	2.95% - 3.03%	12/17/2015	3,947	3,963,957
Zuffa LLC Term Loan B	2.25%	6/19/2015	494	485,980

Total				677,959,674

Metals/Minerals 1.70%
American Rock Salt Holdings LLC Term Loan	5.50%	4/19/2017	6,500	6,552,812
Fairmount Minerals Ltd. New Term Loan B	5.25%	3/1/2017	26,000	26,119,158
Global Brass & Copper Term Loan B	10.25% - 10.50%	7/29/2015	4,476	4,655,486
Novelis, Inc. New Term Loan B	4.00%	3/10/2017	24,439	24,595,305
Oxbow Carbon & Mineral Holdings LLC Extended Term Loan B	3.691% - 3.807%	5/8/2016	9,360	9,397,101

Total				71,319,862

Retail 5.65%
Bass Pro Group LLC Term Loan	5.00% - 5.75%	4/9/2015	8,379	8,392,622
Burlington Coat Factory Warehouse Corp. Term Loan B	6.25%	2/18/2017	18,953	18,988,036
Claire’s Stores, Inc. Term Loan B	3.023% - 5.00%	5/29/2014	7,185	6,639,501
Dollar General Corp. Tranche B-1 Term Loan	2.941% - 3.023%	7/7/2014	3,926	3,924,736
Dollar General Corp. Tranche B-2 Term Loan	2.941% - 2.948%	7/7/2014	6,000	5,998,488
General Nutrition Centers, Inc. New Term Loan B	4.25%	3/2/2018	9,750	9,775,594
Green Mountain Coffee Roasters, Inc. Term Loan B	5.50%	12/16/2016	7,223	7,245,298
Gymboree Corp. New Term Loan	5.00%	2/23/2018	11,471	11,270,503

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
J. Crew Operating Corp. New Term Loan B	4.75%	3/7/2018	$31,000	$30,469,621
Jo-Ann Stores, Inc. Term Loan	4.75%	3/16/2018	22,000	21,829,500
Leslie’s Poolmart, Inc. Term Loan B	4.50%	11/21/2016	11,172	11,248,808
Michaels Stores, Inc. Term Loan B1	2.563%	10/31/2013	9,037	8,944,837
Michaels Stores, Inc. Term Loan B2	4.813%	7/31/2016	15,929	16,003,502
Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	6/16/2018	15,000	14,938,545
PETCO Animal Supplies, Inc. New Term Loan	4.50%	11/24/2017	16,830	16,854,050
Phillips-Van Heusen Corp. New Term Loan B1	3.50%	5/6/2016	3,800	3,850,893
Sally Holdings LLC Term Loan B	2.44%	11/15/2013	4,865	4,872,661
Savers, Inc. New Term Loan B	4.25%	3/3/2017	10,500	10,563,347
Toys “R” Us-Delaware, Inc. Incremental Term Loan B2	5.25%	6/14/2018	5,000	4,966,850
Toys “R” Us-Delaware, Inc. New Term Loan	6.00%	9/1/2016	20,153	20,229,648

Total				237,007,040

Service 12.54%
Acosta, Inc. Term Loan	4.75%	3/1/2018	26,300	26,375,612
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	9.25%	6/18/2018	3,000	3,073,749
Advantage Sales & Marketing, Inc. Term Loan B	5.25%	12/18/2017	25,735	25,902,652
Alliance Laundry Systems LLC Term Loan B	6.25%	9/30/2016	10,852	10,955,835
Altegrity, Inc. Incremental Term Loan	7.75%	2/21/2015	6,699	6,768,466
Altegrity, Inc. Term Loan	3.059%	2/21/2015	2,766	2,741,397
Asurion Corp. New 1st Lien Term Loan	5.50%	5/24/2018	20,000	19,854,120
Asurion Corp. New 2nd Lien Term Loan	9.00%	5/24/2019	5,000	5,055,210
Autotrader.com, Inc. New Term Loan B	4.75%	12/15/2016	10,723	10,776,741
Avis Budget Car Rental LLC New Term Loan	5.75%	4/19/2014	6,666	6,696,537
BakerCorp, Inc. Term Loan B	5.00%	6/1/2018	4,500	4,522,500
BakerCorp, Inc. Unsecured Bridge Loan	–	4/28/2012	17,500	17,500,000
Booz Allen Hamilton, Inc. Term Loan A	2.773%	2/1/2016	5,000	5,010,375
Booz Allen Hamilton, Inc. Term Loan B	4.00%	8/3/2017	3,400	3,424,589
Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016	11,471	11,671,997
Brock Holdings III, Inc. New Term Loan B	6.00%	3/16/2017	16,500	16,633,865
Ceridian Corp. Term Loan	3.191%	11/10/2014	13,912	13,562,122
EnergySolutions LLC Term Loan	6.25%	8/12/2016	9,826	9,907,628
Fidelity National Information Solutions, Inc. Term Loan B	5.25%	7/18/2016	18,905	19,019,224
First Data Corp. Term Loan B1	2.945%	9/24/2014	30,620	28,722,636

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
First Data Corp. Term Loan B2	2.945%	9/24/2014	$14,250	$13,367,770
First Data Corp. Term Loan B3	2.945%	9/24/2014	15,016	14,078,233
Hertz Corp. (The) New Synthetic Letter of Credit	3.75%	3/9/2018	3,500	3,453,335
Hertz Corp. (The) Term Loan B	3.75%	3/9/2018	24,000	24,046,608
InfoGroup, Inc. New Term Loan	5.75%	5/22/2018	13,500	13,424,063
Interactive Data Corp. New Term Loan B	4.75%	2/12/2018	25,000	25,126,675
KAR Auction Services, Inc. Term Loan B	5.00%	5/19/2017	11,500	11,557,500
Language Line LLC New Term Loan B	6.25%	6/20/2016	15,684	15,828,029
Moneygram International, Inc. Term Loan B	4.50%	11/17/2017	4,800	4,833,000
N.E.W Holdings I LLC Secured Term Loan	6.00%	3/23/2016	11,229	11,219,218
Orbitz Worldwide, Inc. Term Loan	3.191% - 3.273%	7/25/2014	5,341	5,028,345
Property Data (U.S.) I, Inc Term Loan.	7.00%	12/21/2016	8,978	8,984,978
Protection One Alarm Monitoring, Inc. New Term Loan B	6.00%	5/16/2016	3,708	3,726,627
Sabre, Inc. Term Loan B	2.191% - 2.273%	9/30/2014	21,476	19,358,664
Sea World Parks & Entertainment, Inc. Term Loan A	2.941%	2/17/2016	4,938	4,937,500
Sea World Parks & Entertainment, Inc. Term Loan B	4.00%	8/17/2017	20,796	20,916,333
Sedgwick CMS Holdings, Inc. New Term Loan	5.00%	12/30/2016	16,475	16,500,151
ServiceMaster Co. Delayed Draw Term Loan	2.70%	7/24/2014	2,426	2,373,782
ServiceMaster Co. Term Loan	2.72% - 2.81%	7/24/2014	24,363	23,836,725
Ship Luxco 3 S.A.R.L. (RBS Worldpay) Facility B2A	6.25%	10/15/2017	9,200	9,250,315
Trans Union LLC New Term Loan B	4.75%	2/12/2018	10,000	10,062,500
Travelport LLC Delayed Draw Term Loan	2.741%	8/23/2013	911	881,298
Travelport LLC Extended Delayed Draw Term Loan	4.741%	8/21/2015	6,645	6,425,136
Travelport LLC PIK Term Loan	8.261%	3/27/2012	5,103	4,099,219
WC Luxco S.A.R.L New Term Loan B3	4.25%	3/15/2018	4,400	4,419,237

Total				525,910,496

Transportation 4.08%
Allison Transmission, Inc. Term Loan B	2.96%	8/7/2014	39,354	39,181,976
Chrysler Group LLC Term Loan	6.00%	6/2/2017	28,500	28,377,450

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation (continued)
Federal-Mogul Corp. Term Loan B	2.128% - 2.148%	12/29/2014	$13,253	$12,793,259
Federal-Mogul Corp. Term Loan C	2.128% - 2.148%	12/28/2015	10,766	10,392,747
Ford Motor Co. Term Loan B1	2.95%	12/16/2013	20,577	20,605,802
Ford Motor Co. Term Loan B2	2.95%	12/16/2013	5,993	5,996,640
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan	1.94%	4/30/2014	1,000	977,750
HHI Holdings LLC New Term Loan B	7.00% - 7.75%	3/21/2017	8,500	8,500,000
Navistar Financial Corp. Term Loan	4.50%	12/16/2012	3,940	3,943,696
Ozburn-Hessey Holding Co. LLC Term Loan B	7.50%	4/8/2016	14,190	14,314,162
Pilot Travel Centers LLC New Term Loan B	4.25%	3/30/2018	9,300	9,357,400
Remy International, Inc. Term Loan B	6.25%	12/16/2016	7,182	7,235,865
Swift Transportation Co., Inc. Term Loan B	6.00%	12/21/2016	2,547	2,565,520
Tenneco, Inc. Tranche B Term Loan	4.807%	6/3/2016	4,020	4,059,821
Tenneco, Inc. Tranche B1 Funded Letter of Credit	5.21%	3/17/2014	2,722	2,751,029

Total				171,053,117

Utility 2.03%
Calpine Corp. New Term Loan	4.50%	4/2/2018	26,000	26,110,500
Dynegy Holdings, Inc. Synthetic Letter of Credit	4.03%	4/2/2013	1,295	1,286,904
Dynegy Holdings, Inc. Term Loan B	4.03%	4/2/2013	103	102,271
GenOn Energy, Inc. Term Loan B	6.00%	9/8/2017	7,612	7,665,664
NRG Energy, Inc. Extended Letter of Credit	3.557%	8/31/2015	5,891	5,905,634
NRG Energy, Inc. Extended Term Loan B	3.461% - 3.557%	8/31/2015	1,106	1,108,355
NRG Energy, Inc. Synthetic Letter of Credit	2.057%	2/1/2013	3,297	3,296,089
NRG Energy, Inc. Term Loan	2.057%	2/1/2013	3,099	3,098,121
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.706% - 4.768%	10/10/2017	46,281	36,645,529

Total				85,219,067

Total Floating Rate Loans (cost $3,822,946,776)				3,854,205,463

Total Long-Term Investments (cost $4,166,584,993)				4,210,807,972

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
SHORT-TERM INVESTMENTS 2.62%

Repurchase Agreement 2.62%
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $57,835,000 of U.S. Treasury Note at 0.625% due 6/30/2012 and $50,630,000 of U.S. Treasury Note at 4.625% due 7/31/2012; value: $112,243,994; proceeds: $110,041,031			$110,041		$110,041,000

Time Deposit 0.00%
State Street Bank (Grand Cayman Branch)	0.01%	6/1/2011	–	(e)	962

Total Short-Term Investments (cost $110,041,962)					110,041,962

Total Investments in Securities 103.00% (cost $4,276,626,955)					4,320,849,934

Liabilities in Excess of Cash and Other Assets (3.00%)					(125,748,700)

Net Assets 100.00%					$4,195,101,234

PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2011.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at May 31, 2011.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Defaulted security.
(e)	Amount is less than $1,000.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2011

Investments			Shares (000)	Fair Value
LONG-TERM INVESTMENTS 100.24%

COMMON STOCKS 0.92%

Agency/Government Related 0.00%
Fannie Mae*			55	$20,728

Auto Parts & Equipment 0.35%
Cooper-Standard Holdings, Inc.*			17	799,758
Cooper-Standard Holdings, Inc.*(a)			96	4,596,463

Total				5,396,221

Automakers 0.07%
General Motors Co.*			33	1,056,028

Banking 0.20%
Huntington Bancshares, Inc.			450	2,970,000

Chemicals 0.19%
TPC Group, Inc.*			80	2,927,244

Health Facilities 0.11%
HCA Holdings, Inc.*			48	1,688,676

Total Common Stocks (cost $12,751,587)				14,058,897

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.85%

Auto Parts & Equipment 0.14%
ArvinMeritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	$1,950	2,169,375

Diversified Capital Goods 0.20%
Greenbrier Cos., Inc.†	3.50%	4/1/2018	3,000	3,090,000

Health Services 0.19%
Human Genome Sciences, Inc.	2.25%	8/15/2012	1,800	2,911,500

Pharmaceuticals 0.32%
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	3,750	4,790,625

Total Convertible Bonds (cost $12,620,989)				12,961,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate		Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 0.24%

Auto Parts & Equipment 0.04%
Cooper-Standard Holdings, Inc. PIK(a)	7.00%		3	$690,352

Automakers 0.20%
General Motors Co.	4.75%		60	3,006,000

Total Convertible Preferred Stocks (cost $3,408,900)				3,696,352

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(b) 5.38%

Aerospace/Defense 0.21%
Data Device Corp. Term Loan B	7.25%	12/6/2016	$3,209	3,221,410

Chemicals 0.30%
Potters Industries 2nd Lien Term Loan	10.25%	11/13/2017	4,500	4,578,750

Diversified Capital Goods 0.12%
Sensus USA, Inc. 2nd Lien Term Loan	8.50%	5/9/2018	1,800	1,837,125

Electric: Generation 0.23%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.706% - 4.768%	10/10/2017	4,337	3,434,455

Electric: Integrated 0.55%
Star West Generation LLC Term Loan B	6.00%	5/14/2018	8,500	8,473,437

Gaming 0.83%
CCM Merger, Inc. New Term Loan B	7.00%	3/1/2017	4,000	4,065,500
Green Valley Ranch Gaming LLC 2nd Lien Term Loan(c)(d)	7.25%	8/16/2014	3,250	63,986
Harrah’s Property Co. Senior Note	3.20%	2/13/2013	5,000	4,356,250
MGM Mirage Class E Term Loan	7.00%	2/21/2014	4,240	4,223,807

Total				12,709,543

Health Facilities 0.17%
Drumm Investors LLC Term Loan	5.00%	4/13/2018	2,700	2,662,187

Media: Broadcast 0.17%
Hubbard Radio LLC 2nd Lien Term Loan	8.75%	4/30/2018	2,500	2,550,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Oil Refining & Marketing 0.12%
Alon USA Energy, Inc. Edgington Facility	2.441% - 2.504%	8/4/2013		$222	$200,833
Alon USA Energy, Inc. Paramount Facility	2.441% - 2.504%	8/4/2013		1,778	1,606,667

Total					1,807,500

Printing & Publishing 0.22%
Tribune Co. Term Loan B(c)(d)	Zero Coupon	6/4/2014		5,000	3,399,375

Software/Services 0.22%
AVG Technologies, Inc. Term Loan	7.50%	3/11/2016		3,500	3,412,500

Specialty Retail 0.27%
Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	5/27/2018		4,250	4,159,688

Support: Services 1.15%
Asurion Corp. New 2nd Lien Term Loan	9.00%	5/24/2019		6,000	6,066,252
BakerCorp, Inc. Unsecured Bridge Loan	–	4/28/2012		9,000	9,000,000
Brock Holdings III, Inc. New 2nd Lien Term Loan	10.50%	3/16/2018		2,500	2,562,500

Total					17,628,752

Telecommunications: Integrated/Services 0.82%
Level 3 Communications, Inc. Bridge Term Loan	14.00%	4/21/2012		6,667	6,666,667
Securus Technologies Holdings, Inc. New 2nd Lien Term Loan	10.50%	6/1/2018		6,000	5,880,000

Total					12,546,667

Total Floating Rate Loans (cost $83,618,446)					82,421,389

FOREIGN BONDS(e) 3.25%

Canada 0.11%
Viterra, Inc.†	6.406%	2/16/2021	CA	D 1,500	1,626,800

Germany 0.18%
Musketeer GmbH†	9.50%	3/15/2021	EU	R 1,750	2,751,378

Ireland 0.46%
Ono Finance II plc†	10.875%	7/15/2019	EU	R 6,250	6,968,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Luxembourg 0.37%
Zinc Capital SA†	8.875%	5/15/2018	EUR	3,850	$5,638,966

Netherlands 0.14%
Refresco Group BV†	7.375%	5/15/2018	EUR	1,500	2,207,219

South Africa 0.66%
Foodcorp Ltd.†	8.75%	3/1/2018	EUR	7,000	10,073,696

United Kingdom 1.33%
Bakkavor Finance 2 plc†	8.25%	2/15/2018	GBP	3,000	4,549,476
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	5,000	7,854,872
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	5,550	8,026,937

Total					20,431,285

Total Foreign Bonds (cost $48,916,462)					49,698,094

FOREIGN GOVERNMENT OBLIGATIONS 1.74%

Argentina 0.71%
Provincia de Neuquen†(f)	7.875%	4/26/2021		$2,900	2,979,750
Provincia de Buenos Aires†(f)	11.75%	10/5/2015		3,200	3,365,440
City of Buenos Aires†(f)	12.50%	4/6/2015		4,000	4,530,000

Total					10,875,190

Brazil 0.97%
Republic of Brazil(e)	12.50%	1/5/2016	BRL	20,000	14,926,319

Senegal 0.06%
Republic of Senegal†(f)	8.75%	5/13/2021		$800	843,000

Total Foreign Government Obligations (cost $24,292,105)					26,644,509

HIGH YIELD CORPORATE BONDS 87.46%

Aerospace/Defense 0.20%
Alliant Techsystems, Inc.	6.875%	9/15/2020		2,850	3,013,875

Airlines 1.46%
American Airlines†	7.00%	1/31/2018		1,500	1,447,500
Delta Air Lines, Inc.	6.375%	1/2/2016		1,250	1,193,750
Delta Air Lines, Inc.†	12.25%	3/15/2015		8,000	9,010,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Airlines (continued)
United Airlines, Inc.†	12.00%	1/15/2016		$9,914	$10,657,112

Total					22,308,362

Apparel/Textiles 0.54%
Perry Ellis International, Inc.	7.875%	4/1/2019		4,460	4,683,000
Texhong Textile Group Ltd. (Hong Kong)†(f)	7.625%	1/19/2016		3,650	3,586,125

Total					8,269,125

Auto Loans 1.53%
Ford Motor Credit Co., LLC	12.00%	5/15/2015		18,275	23,375,406

Auto Parts & Equipment 3.60%
Accuride Corp.	9.50%	8/1/2018		4,700	5,181,750
ArvinMeritor, Inc.	8.125%	9/15/2015		4,500	4,747,500
Commercial Vehicle Group, Inc.†	7.875%	4/15/2019		4,725	4,854,937
Dana Holding Corp.	6.50%	2/15/2019		2,075	2,075,000
Dana Holding Corp.	6.75%	2/15/2021		2,625	2,638,125
Exide Technologies†	8.625%	2/1/2018		3,725	3,976,437
International Automotive Components Group SL (Spain)†(f)	9.125%	6/1/2018		2,025	2,080,688
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018		5,600	6,174,000
Pittsburgh Glass Works, LLC†	8.50%	4/15/2016		1,125	1,172,813
Stanadyne Holdings, Inc.	12.00%	2/15/2015		5,000	5,137,500
Stoneridge, Inc.†	9.50%	10/15/2017		4,725	5,244,750
Tenneco, Inc.	6.875%	12/15/2020		2,725	2,806,750
Tenneco, Inc.	7.75%	8/15/2018		2,225	2,364,063
Tower Automotive Holdings USA LLC / TA Holdings Finance Inc†	10.625%	9/1/2017		2,765	3,076,062
TRW Automotive, Inc.†	8.875%	12/1/2017		3,200	3,608,000

Total					55,138,375

Automakers 1.32%
Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021		4,475	4,486,188
Ford Motor Co.	7.45%	7/16/2031		7,500	8,553,652
General Motors Corp.(g)	–	–	(h)	8,500	297,500
Navistar International Corp.	8.25%	11/1/2021		6,240	6,887,400

Total					20,224,740

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Banking 1.92%
Ally Financial, Inc.	8.00%	3/15/2020		$5,750	$6,360,937
Ally Financial, Inc.	8.00%	11/1/2031		1,425	1,585,313
Ally Financial, Inc.	8.30%	2/12/2015		11,325	12,655,687
BBVA Bancomer SA†	7.25%	4/22/2020		4,650	4,795,871
Regions Bank	7.50%	5/15/2018		3,600	3,901,993
Washington Mutual Bank(d)	6.875%	6/15/2011		10,000	37,500

Total					29,337,301

Beverages 0.96%
Anheuser-Busch InBev Worldwide, Inc.(e)	9.75%	11/17/2015	BRL	17,500	11,590,873
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		$3,275	3,111,250

Total					14,702,123

Brokerage 0.85%
E*Trade Financial Corp.	6.75%	6/1/2016		3,250	3,266,250
Oppenheimer Holdings, Inc.†	8.75%	4/15/2018		5,290	5,607,400
Penson Worldwide, Inc.†	12.50%	5/15/2017		4,500	4,117,500

Total					12,991,150

Building & Construction 1.22%
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016		4,000	4,040,000
K. Hovnanian Enterprises, Inc.	11.875%	10/15/2015		1,250	1,021,875
Lennar Corp.	12.25%	6/1/2017		2,175	2,677,969
Shea Homes LP / Shea Homes Funding Corp.†	8.625%	5/15/2019		4,850	4,916,687
Standard Pacific Corp.	8.375%	1/15/2021		6,000	6,045,000

Total					18,701,531

Building Materials 1.17%
Associated Materials LLC†	9.125%	11/1/2017		1,550	1,606,188
Cemex SAB de CV (Mexico)†(f)	9.00%	1/11/2018		4,250	4,451,875
New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018		4,600	4,467,750
Rearden G. Holdings EINS GmbH (Germany)†(f)	7.875%	3/30/2020		2,582	2,843,298
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	8.625%	12/1/2017		3,000	3,082,500
Votorantim Cimentos SA (Brazil)†(f)	7.25%	4/5/2041		1,500	1,488,750

Total					17,940,361

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 2.55%
Celanese US Holdings LLC	6.625%	10/15/2018	$3,800	$4,023,250
Georgia Gulf Corp.	10.75%	10/15/2016	1,800	1,908,000
Huntsman International LLC	8.625%	3/15/2020	6,650	7,464,625
Lyondell Chemical Co.†	8.00%	11/1/2017	1,821	2,053,178
Lyondell Chemical Co.	11.00%	5/1/2018	750	848,438
Momentive Performance Materials, Inc.†	9.00%	1/15/2021	5,655	6,064,987
Nalco Co.†	6.625%	1/15/2019	2,125	2,217,969
Phibro Animal Health Corp.†	9.25%	7/1/2018	2,650	2,868,625
Polymer Group, Inc.†	7.75%	2/1/2019	3,875	4,010,625
TPC Group LLC†	8.25%	10/1/2017	5,225	5,603,812
Vertellus Specialties, Inc.†	9.375%	10/1/2015	1,850	1,937,875

Total				39,001,384

Computer Hardware 0.20%
Brocade Communications Systems, Inc.	6.625%	1/15/2018	2,875	3,083,438

Consumer/Commercial/Lease Financing 2.70%
Community Choice Financial, Inc.†	10.75%	5/1/2019	2,600	2,684,500
International Lease Finance Corp.	6.25%	5/15/2019	3,550	3,568,886
International Lease Finance Corp.	8.25%	12/15/2020	3,200	3,600,000
International Lease Finance Corp.	8.75%	3/15/2017	8,310	9,431,850
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	1,675	1,742,000
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	5,400	5,994,000
SLM Corp.	5.00%	6/15/2018	2,345	2,247,643
SLM Corp.	8.45%	6/15/2018	3,020	3,409,637
Springleaf Finance Corp.	6.90%	12/15/2017	9,000	8,595,000

Total				41,273,516

Consumer Products 1.51%
Armored AutoGroup, Inc.†	9.25%	11/1/2018	2,200	2,241,250
Easton-Bell Sports, Inc.	9.75%	12/1/2016	5,450	6,144,875
Elizabeth Arden, Inc.	7.375%	3/15/2021	4,675	4,932,125
NBTY, Inc.†	9.00%	10/1/2018	1,925	2,074,187
Revlon Consumer Products Corp.	9.75%	11/15/2015	1,530	1,671,525
Scotts Miracle-Gro Co. (The)†	6.625%	12/15/2020	5,875	6,110,000

Total				23,173,962

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods 1.31%
Amsted Industries, Inc.†	8.125%	3/15/2018	$2,500	$2,662,500
Mueller Water Products, Inc.	8.75%	9/1/2020	1,925	2,165,625
Park-Ohio Industries, Inc.†	8.125%	4/1/2021	4,000	4,110,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	6,000	6,540,000
SPX Corp.†	6.875%	9/1/2017	4,325	4,649,375

Total				20,127,500

Electric: Generation 1.64%
Astoria Depositor Corp.†	8.144%	5/1/2021	2,250	2,193,750
Calpine Corp.†	7.50%	2/15/2021	4,000	4,180,000
Dynegy Holdings, Inc.	8.375%	5/1/2016	5,000	4,162,500
Elwood Energy LLC	8.159%	7/5/2026	4,101	4,080,236
GenOn Energy, Inc.	9.875%	10/15/2020	7,700	8,142,750
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	2,275	2,314,812

Total				25,074,048

Electric: Integrated 1.01%
AES Corp. (The)	8.00%	10/15/2017	5,100	5,539,875
EDP Finance BV (Netherlands)†(f)	6.00%	2/2/2018	5,000	4,872,560
Puget Sound Energy, Inc.(i)	6.974%	6/1/2067	5,000	5,112,470

Total				15,524,905

Electronics 1.53%
Amkor Technology, Inc.†	6.625%	6/1/2021	4,775	4,798,875
CPI International Acquisition, Inc.†	8.00%	2/15/2018	550	556,187
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	6,185	6,927,200
Freescale Semiconductor, Inc.†	10.75%	8/1/2020	5,000	5,775,000
NXP BV LLC (Netherlands)†(f)	9.75%	8/1/2018	2,500	2,900,000
Sensata Technologies BV (Netherlands)†(f)	6.50%	5/15/2019	2,500	2,540,625

Total				23,497,887

Energy: Exploration & Production 5.95%
Afren plc (United Kingdom)†(f)	11.50%	2/1/2016	4,300	4,751,500
Berry Petroleum Co.	6.75%	11/1/2020	2,000	2,070,000
Berry Petroleum Co.	10.25%	6/1/2014	6,000	6,960,000
BreitBurn Energy Partners LP / BreitBurn Finance Corp.	8.625%	10/15/2020	850	914,813
Brigham Exploration Co.†	6.875%	6/1/2019	1,475	1,486,063

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Brigham Exploration Co.	8.75%	10/1/2018	$7,500	$8,268,750
Chaparral Energy, Inc.	8.25%	9/1/2021	1,475	1,534,000
Concho Resources, Inc.	7.00%	1/15/2021	3,400	3,570,000
Denbury Resources, Inc.	8.25%	2/15/2020	4,469	4,960,590
Energy XXI Gulf Coast, Inc.†	7.75%	6/15/2019	3,900	3,929,250
LINN Energy LLC/LINN Energy Finance Corp.†	7.75%	2/1/2021	5,650	5,989,000
MEG Energy Corp. (Canada)†(f)	6.50%	3/15/2021	5,250	5,309,062
Oasis Petroleum, Inc.†	7.25%	2/1/2019	6,975	7,044,750
OGX Petroleo e Gas Participacoes SA (Brazil)†(f)	8.50%	6/1/2018	15,500	15,941,750
Oil States International, Inc.†	6.50%	6/1/2019	4,750	4,791,562
Penn Virginia Corp.	7.25%	4/15/2019	2,100	2,102,625
QEP Resources, Inc.	6.875%	3/1/2021	2,000	2,160,000
SandRidge Energy, Inc.†	7.50%	3/15/2021	2,600	2,694,250
SandRidge Energy, Inc.†	9.875%	5/15/2016	500	553,750
Unit Corp.	6.625%	5/15/2021	4,615	4,689,994
Whiting Petroleum Corp.	6.50%	10/1/2018	1,250	1,306,250

Total				91,027,959

Environmental 0.68%
Casella Waste Systems, Inc.†	7.75%	2/15/2019	2,000	2,035,000
Clean Harbors, Inc.†	7.625%	8/15/2016	3,825	4,102,313
EnergySolutions, Inc./EnergySolutions LLC†	10.75%	8/15/2018	3,075	3,290,250
WCA Waste Corp.†	7.50%	6/15/2019	1,000	1,020,000

Total				10,447,563

Food & Drug Retailers 0.72%
Ingles Markets, Inc.	8.875%	5/15/2017	4,550	4,931,063
New Albertsons, Inc.	8.70%	5/1/2030	1,250	1,165,625
Stater Bros Holdings, Inc.†	7.375%	11/15/2018	2,200	2,299,000
SUPERVALU, Inc.	8.00%	5/1/2016	2,500	2,615,625

Total				11,011,313

Food: Wholesale 1.79%
Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	850	877,625
Bumble Bee Holdco SCA PIK†	9.625%	3/15/2018	3,000	2,805,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	3,465	3,465,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	12,700	13,684,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)
Southern States Cooperative, Inc.†	11.25%		5/15/2015	$2,870	$3,149,825
Viskase Cos., Inc.†	9.875%		1/15/2018	3,200	3,372,000

Total					27,353,700

Forestry/Paper 1.83%
Catalyst Paper Corp. (Canada)†(f)	11.00%		12/15/2016	2,615	2,392,725
Clearwater Paper Corp.	10.625%		6/15/2016	3,625	4,123,438
Longview Fibre Paper & Packaging, Inc.†	8.00%		6/1/2016	5,150	5,253,000
Millar Western Forest Products Ltd. (Canada)†(f)	8.50%		4/1/2021	3,560	3,417,600
NewPage Corp.	11.375%		12/31/2014	5,500	5,335,000
Tembec Industries, Inc. (Canada)(f)	11.25%		12/15/2018	4,025	4,568,375
Weyerhaeuser Co.	8.50%		1/15/2025	2,450	2,982,887

Total					28,073,025

Gaming 4.69%
Ameristar Casinos, Inc.†	7.50%		4/15/2021	1,600	1,668,000
Boyd Gaming Corp.	7.125%		2/1/2016	1,800	1,707,750
Boyd Gaming Corp.†	9.125%		12/1/2018	3,300	3,436,125
Caesars Entertainment Operating Co., Inc.	5.625%		6/1/2015	3,300	2,854,500
Caesars Entertainment Operating Co., Inc.	10.75%		2/1/2016	1,825	1,843,250
Caesars Entertainment Operating Co., Inc.	12.75%		4/15/2018	2,775	2,858,250
CityCenter Holdings LLC/CityCenter Finance Corp.†	7.625%		1/15/2016	2,000	2,060,000
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%		10/15/2015	3,000	3,270,000
Eldorado Resorts LLC / Eldorado Capital Corp.†	8.625%		6/15/2019	3,075	3,075,000
Isle of Capri Casinos, Inc.†	7.75%		3/15/2019	3,525	3,599,906
Marina District Finance Co., Inc.†	9.50%		10/15/2015	3,500	3,679,375
MGM Resorts International	11.125%		11/15/2017	2,500	2,912,500
MGM Resorts International	11.375%		3/1/2018	6,500	7,507,500
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%		4/15/2016	5,650	6,130,250
Mohegan Tribal Gaming Authority†	11.50%		11/1/2017	7,900	8,255,500
River Rock Entertainment Authority (The)	9.75%		11/1/2011	2,025	1,792,125
Seminole Indian Tribe of Florida†	7.75%		10/1/2017	1,300	1,371,500
Snoqualmie Entertainment Authority†	4.204%	#	2/1/2014	6,075	5,573,812
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%		4/15/2016	4,275	4,435,313
Yonkers Racing Corp.†	11.375%		7/15/2016	3,350	3,705,938

Total					71,736,594

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 2.39%
El Paso Corp.	7.75%	1/15/2032	$4,225	$5,167,522
El Paso Corp.	8.05%	10/15/2030	14,960	18,604,899
Genesis Energy LP/Genesis Energy Finance Corp.†	7.875%	12/15/2018	2,650	2,656,625
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	7,000	7,460,810
Transportadora de Gas del Sur SA (Argentina)†(f)	7.875%	5/14/2017	2,703	2,662,455

Total				36,552,311

Health Facilities 1.80%
American Renal Holdings Co., Inc.	8.375%	5/15/2018	4,000	4,200,000
HCA, Inc.	7.875%	2/15/2020	8,000	8,835,000
Kindred Healthcare, Inc.†	8.25%	6/1/2019	1,525	1,545,969
Omega Healthcare Investors, Inc.†	6.75%	10/15/2022	3,000	3,007,500
Tenet Healthcare Corp.	8.00%	8/1/2020	2,975	3,090,281
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	4,300	4,504,250
Vanguard Health Systems, Inc.†	Zero Coupon	2/1/2016	3,625	2,360,781

Total				27,543,781

Health Services 0.20%
STHI Holding Corp.†	8.00%	3/15/2018	2,920	3,022,200

Hotels 0.37%
FelCor Lodging LP†	6.75%	6/1/2019	5,700	5,700,000

Household & Leisure Products 0.22%
American Standard Americas†	10.75%	1/15/2016	3,225	3,394,313

Integrated Energy 0.99%
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	7,154	6,046,947
Covanta Holding Corp.	7.25%	12/1/2020	5,175	5,586,733
First Wind Capital LLC†	10.25%	6/1/2018	3,475	3,561,875

Total				15,195,555

Investments & Miscellaneous Financial Services 0.65%
Constellation Enterprises LLC†	10.625%	2/1/2016	2,975	3,094,000
Nuveen Investments, Inc.†	10.50%	11/15/2015	2,975	3,153,500
Nuveen Investments, Inc.	10.50%	11/15/2015	3,500	3,727,500

Total				9,975,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 1.36%
Cedar Fair, LP/Canada’s Wonderland Co./Magnum Management Corp.	9.125%	8/1/2018	$2,550	$2,795,438
MU Finance plc (United Kingdom)†(f)	8.375%	2/1/2017	7,100	7,703,500
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	2,050	2,132,000
Seven Seas Cruises S. de R.L. LLC†	9.125%	5/15/2019	1,630	1,682,975
Universal City Development Partners Ltd.	10.875%	11/15/2016	4,300	4,977,250
Vail Resorts, Inc.†	6.50%	5/1/2019	1,525	1,565,031

Total				20,856,194

Life Insurance 0.53%
Forethought Financial Group, Inc.†	8.625%	4/15/2021	1,700	1,743,969
MetLife Capital Trust X†(j)	9.25%	4/8/2038	5,000	6,375,000

Total				8,118,969

Machinery 2.20%
Altra Holdings, Inc.	8.125%	12/1/2016	2,750	2,990,625
Cleaver-Brooks, Inc.†	12.25%	5/1/2016	3,850	4,023,250
Columbus McKinnon Corp.†	7.875%	2/1/2019	5,300	5,512,000
CPM Holdings, Inc.†	10.875%	9/1/2014	4,800	5,256,000
Dematic SA (Luxembourg)†(f)	8.75%	5/1/2016	5,175	5,278,500
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	3,250	3,615,625
Thermadyne Holdings Corp.†	9.00%	12/15/2017	6,600	7,045,500

Total				33,721,500

Media: Broadcast 1.80%
Clear Channel Communications, Inc.	5.50%	9/15/2014	3,040	2,804,400
Cumulus Media, Inc.†	7.75%	5/1/2019	2,450	2,462,250
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	2,650	3,001,125
Gray Television, Inc.	10.50%	6/29/2015	6,700	7,152,250
LIN Television Corp.	8.375%	4/15/2018	2,000	2,150,000
Sinclair Television Group, Inc.†	9.25%	11/1/2017	4,500	5,051,250
Univision Communications, Inc.†	8.50%	5/15/2021	4,700	4,864,500

Total				27,485,775

Media: Cable 1.65%
CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	5,125	5,073,750
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	2,300	2,360,375
CCO Holdings LLC/CCO Holdings Capital Corp.	7.25%	10/30/2017	1,475	1,541,375

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Cable (continued)
DISH DBS Corp.†	6.75%	6/1/2021	$1,575	$1,598,625
DISH DBS Corp.	7.875%	9/1/2019	2,750	3,007,812
EH Holding Corp.†	7.625%	6/15/2021	1,225	1,258,688
Mediacom Communications Corp.	9.125%	8/15/2019	6,000	6,540,000
UPCB Finance III Ltd.†	6.625%	7/1/2020	3,825	3,834,562

Total				25,215,187

Media: Services 0.80%
MDC Partners, Inc.	11.00%	11/1/2016	6,250	6,976,563
WMG Acquisition Corp.	9.50%	6/15/2016	4,925	5,251,281

Total				12,227,844

Medical Products 0.48%
Giant Funding Corp.†	8.25%	2/1/2018	6,975	7,376,063

Metals/Mining (Excluding Steel) 3.16%
Aleris International, Inc.†	7.625%	2/15/2018	2,025	2,118,656
American Rock Salt Co LLC/American Rock Capital Corp.†	8.25%	5/1/2018	3,150	3,205,125
Boart Longyear Management Pty Ltd. (Australia)†(f)	7.00%	4/1/2021	3,090	3,232,912
Compass Minerals International, Inc.	8.00%	6/1/2019	3,950	4,384,500
FMG Resources (August 2006) Pty Ltd. (Australia)†(f)	6.875%	2/1/2018	5,300	5,565,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(f)	7.00%	11/1/2015	2,735	2,858,075
International Coal Group, Inc.	9.125%	4/1/2018	1,200	1,464,000
Mirabela Nickel Ltd. (Australia)†(f)	8.75%	4/15/2018	6,625	6,707,812
Patriot Coal Corp.	8.25%	4/30/2018	3,275	3,491,969
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	1,850	1,965,625
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	3,300	3,555,750
Taseko Mines Ltd. (Canada)(f)	7.75%	4/15/2019	3,925	4,003,500
Thompson Creek Metals Co., Inc. (Canada)†(f)	7.375%	6/1/2018	2,250	2,286,563
Winsway Coking Coal Holding Ltd. (China)†(f)	8.50%	4/8/2016	3,600	3,537,000

Total				48,376,487

Multi-Line Insurance 0.23%
Genworth Financial, Inc.(k)	6.15%	11/15/2066	4,500	3,498,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 1.58%
Basic Energy Services, Inc.†	7.75%	2/15/2019	$3,260	$3,439,300
Dresser-Rand Group, Inc.†	6.50%	5/1/2021	2,400	2,490,000
Global Geophysical Services, Inc.	10.50%	5/1/2017	2,675	2,885,656
Helix Energy Solutions, Inc.†	9.50%	1/15/2016	5,625	5,990,625
Precision Drilling Corp. (Canada)†(f)	6.625%	11/15/2020	3,000	3,097,500
SESI LLC†	6.375%	5/1/2019	2,000	2,000,000
Thermon Industries, Inc.	9.50%	5/1/2017	2,660	2,852,850
Trinidad Drilling Ltd. (Canada)†(f)	7.875%	1/15/2019	1,350	1,431,000

Total				24,186,931

Oil Refining & Marketing 0.66%
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	2,000	2,105,000
Frontier Oil Corp.	6.875%	11/15/2018	1,275	1,338,750
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017	5,915	6,624,800

Total				10,068,550

Packaging 1.01%
AEP Industries, Inc.†	8.25%	4/15/2019	2,350	2,408,750
ARD Finance SA (Luxembourg) PIK†(f)	11.125%	6/1/2018	800	828,000
Ardagh Packaging Finance plc (Ireland)†(f)	7.375%	10/15/2017	3,125	3,351,562
Ardagh Packaging Finance plc (Ireland)†(f)	9.125%	10/15/2020	1,775	1,961,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.125%	4/15/2019	2,600	2,717,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.75%	5/15/2018	3,950	4,127,750

Total				15,394,437

Pharmaceuticals 0.53%
Elan Finance PLC / Elan Finance Corp. (Ireland)(f)	8.75%	10/15/2016	1,900	2,042,500
Valeant Pharmaceuticals International†	6.50%	7/15/2016	5,000	5,000,000
Valeant Pharmaceuticals International†	6.75%	8/15/2021	1,175	1,142,688

Total				8,185,188

Printing & Publishing 0.82%
Cambium Learning Group, Inc.†	9.75%	2/15/2017	3,200	3,232,000
McClatchy Co. (The)	11.50%	2/15/2017	7,000	7,700,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Printing & Publishing (continued)
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	$1,500	$1,561,875

Total				12,493,875

Property & Casualty 1.06%
Liberty Mutual Group, Inc.†(l)	10.75%	6/15/2058	10,500	14,332,500
QBE Capital Funding III Ltd.†	7.25%	5/24/2041	1,850	1,866,256

Total				16,198,756

Railroads 0.81%
Florida East Coast Railway Corp.†	8.125%	2/1/2017	7,525	7,882,437
Kansas City Southern de Mexico SA de CV (Mexico)†(f)	6.125%	6/15/2021	1,775	1,792,750
Kansas City Southern de Mexico SA de CV (Mexico)†(f)	6.625%	12/15/2020	2,650	2,782,500

Total				12,457,687

Real Estate Investment Trusts 0.73%
DuPont Fabros Technology LP	8.50%	12/15/2017	5,850	6,471,562
MPT Operating Partnership LP/MPT Finance Corp.†	6.875%	5/1/2021	3,700	3,737,000
Sabra Health Care LP / Sabra Capital Corp.	8.125%	11/1/2018	875	899,063

Total				11,107,625

Restaurants 0.99%
Dave & Buster’s Parent, Inc.†	Zero Coupon	2/15/2016	3,750	2,175,000
Dave & Buster’s, Inc.	11.00%	6/1/2018	1,420	1,554,900
DineEquity, Inc.†	9.50%	10/30/2018	4,050	4,455,000
HOA Restaurant Group LLC/HOA Finance Corp.†	11.25%	4/1/2017	3,075	3,159,562
Rare Restaurant Group LLC/RRG Finance Corp.†	9.25%	5/15/2014	1,250	1,081,250
Roadhouse Financing, Inc.†	10.75%	10/15/2017	2,575	2,800,313

Total				15,226,025

Software/Services 1.50%
Buccaneer Merger Sub, Inc.†	9.125%	1/15/2019	1,825	1,964,156
Fidelity National Information Services, Inc.	7.625%	7/15/2017	1,475	1,629,875
First Data Corp.†	7.375%	6/15/2019	2,975	3,041,938
First Data Corp.	9.875%	9/24/2015	4,215	4,373,062
First Data Corp.	11.25%	3/31/2016	3,400	3,425,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)
SunGard Data Systems, Inc.	7.375%	11/15/2018	$2,250	$2,306,250
SunGard Data Systems, Inc.	7.625%	11/15/2020	2,500	2,606,250
Vangent, Inc.	9.625%	2/15/2015	3,500	3,552,500

Total				22,899,531

Specialty Retail 2.43%
Brown Shoe Co., Inc.†	7.125%	5/15/2019	5,650	5,508,750
J. Crew Group, Inc.†	8.125%	3/1/2019	2,275	2,195,375
Claire’s Stores, Inc.†	8.875%	3/15/2019	2,950	2,846,750
Claire’s Stores, Inc. PIK	9.625%	6/1/2015	1,880	1,789,044
Giraffe Acquisition Corp.†	9.125%	12/1/2018	5,050	4,734,375
Limited Brands, Inc.	7.60%	7/15/2037	4,250	4,218,125
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	6,450	6,949,875
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	5,000	5,675,000
YCC Holdings LLC/Yankee Finance, Inc. PIK†	10.25%	2/15/2016	3,125	3,234,375

Total				37,151,669

Steel Producers/Products 0.84%
Evraz Group SA (Luxembourg)†(f)	6.75%	4/27/2018	4,000	4,044,600
JMC Steel Group†	8.25%	3/15/2018	4,800	4,980,000
Severstal Columbus LLC	10.25%	2/15/2018	3,500	3,902,500

Total				12,927,100

Support: Services 4.32%
Abengoa Finance SAU (Spain)†(f)	8.875%	11/1/2017	5,175	5,330,250
Altegrity, Inc.†	11.75%	5/1/2016	625	673,438
American Residential Services LLC†	12.00%	4/15/2015	3,215	3,508,369
Avis Budget Car Rental	9.625%	3/15/2018	6,710	7,397,775
B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	1,275	1,295,719
Bankrate, Inc.†	11.75%	7/15/2015	1,750	2,001,562
Cardtronics, Inc.	8.25%	9/1/2018	3,350	3,676,625
FTI Consulting, Inc.†	6.75%	10/1/2020	3,375	3,459,375
Hertz Corp. (The)†	7.375%	1/15/2021	6,625	6,890,000
Hertz Corp. (The)†	7.50%	10/15/2018	2,000	2,110,000
Maxim Crane Works LP†	12.25%	4/15/2015	2,505	2,595,806
Mobile Mini, Inc.†	7.875%	12/1/2020	2,775	2,948,437
NES Rentals Holdings, Inc.†	12.25%	4/15/2015	3,500	3,578,750
PHH Corp.	9.25%	3/1/2016	2,000	2,235,000
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	2,500	2,593,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)
RSC Equipment Rental, Inc./RSC Holdings III LLC†	10.00%	7/15/2017	$6,000	$6,832,500
Travelport LLC	11.875%	9/1/2016	3,775	3,303,125
United Rentals (North America), Inc.	10.875%	6/15/2016	5,000	5,756,250

Total				66,186,731

Telecommunications Equipment 1.37%
Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	6,750	6,226,875
Avaya, Inc.†	7.00%	4/1/2019	3,700	3,635,250
Avaya, Inc.	9.75%	11/1/2015	6,250	6,523,437
CommScope, Inc.†	8.25%	1/15/2019	4,425	4,657,313

Total				21,042,875

Telecommunications: Integrated/Services 2.60%
Cogent Communications Group, Inc.†	8.375%	2/15/2018	4,975	5,211,312
Dycom Investments, Inc.†	7.125%	1/15/2021	3,935	4,082,562
eAccess Ltd. (Japan)†(f)	8.25%	4/1/2018	3,000	3,041,589
Equinix, Inc.	8.125%	3/1/2018	3,000	3,255,000
GCI, Inc.†	6.75%	6/1/2021	3,250	3,290,625
GCI, Inc.	8.625%	11/15/2019	5,000	5,593,750
Intelsat Luxembourg SA (Luxembourg) PIK(f)	11.50%	2/4/2017	5,411	5,692,570
Level 3 Escrow, Inc.†	8.125%	7/1/2019	2,025	2,050,313
OTE plc (United Kingdom)(f)	4.625%	5/20/2016	2,000	2,489,680
Windstream Corp.	7.75%	10/1/2021	4,750	5,165,625

Total				39,873,026

Telecommunications: Wireless 2.49%
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	7,400	8,093,750
Cricket Communications, Inc.†	7.75%	10/15/2020	1,350	1,338,188
Digicel Group Ltd. (Jamaica)†(f)	10.50%	4/15/2018	5,000	5,675,000
GeoEye, Inc.	9.625%	10/1/2015	3,500	3,968,125
MetroPCS Wireless, Inc.	7.875%	9/1/2018	3,250	3,514,062
NII Capital Corp.	7.625%	4/1/2021	4,400	4,691,500
Sprint Capital Corp.	6.875%	11/15/2028	1,485	1,447,875
Telemovil Finance Co., Ltd. (El Salvador)†(f)	8.00%	10/1/2017	3,550	3,741,700
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(f)	7.748%	2/2/2021	2,925	3,105,268
Wind Acquisition Finance SA (Italy)†(f)	7.25%	2/15/2018	2,450	2,609,250

Total				38,184,718

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Theaters & Entertainment 1.32%
Cinemark USA, Inc.†	7.375%		6/15/2021	$625	$625,000
Lions Gate Entertainment, Inc.†	10.25%		11/1/2016	7,725	7,985,719
Live Nation Entertainment, Inc.†	8.125%		5/15/2018	3,775	3,841,062
Production Resource Group, LLC†	8.875%		5/1/2019	3,350	3,450,500
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%		8/1/2016	3,950	4,335,125

Total					20,237,406

Transportation (Excluding Air/Rail) 0.69%
CMA CGM SA (France)†(f)	8.50%		4/15/2017	4,925	4,506,375
Great Lakes Dredge & Dock Corp.†	7.375%		2/1/2019	5,825	5,985,188

Total					10,491,563

Total High Yield Corporate Bonds (cost $1,272,758,042)					1,338,982,765

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.30%
Commercial Mortgage Pass Through Certificates 2007-FL14 AJ† (cost $4,700,341)	0.378%	#	6/15/2022	5,000	4,653,913

	Exercise Price		Expiration Date	Shares (000)
WARRANTS 0.10%

Auto Parts & Equipment 0.02%
Cooper-Standard Holdings, Inc.*	$27.33		11/27/2017	7	178,937
Cooper-Standard Holdings, Inc.*(a)	27.33		11/27/2017	6	143,556

Total					322,493

Automakers 0.08%
General Motors Co.*	18.33		7/10/2019	30	503,101
General Motors Co.*	10.00		7/10/2016	30	684,784

Total					1,187,885

Total Warrants (cost $1,179,476)					1,510,378

Total Long-Term Investments (cost $1,464,246,348)					1,534,627,797

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2011

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 1.61%

Repurchase Agreement
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $25,210,000 of U.S. Treasury Bill at 0.11% due 11/10/2011; value: $25,197,395; proceeds: $24,700,925 (cost $24,700,919)	$24,701	$24,700,919

Total Investments in Securities 101.85% (cost $1,488,947,267)		1,559,328,716

Liabilities in Excess of Cash, Foreign Cash and Other Assets(m) (1.85%)		(28,329,694)

Net Assets 100.00%		$1,530,999,022

CAD	Canadian dollar.
BRL	Brazilian real.
EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate at May 31, 2011.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Restricted securities of Cooper Standard Holdings, Inc., acquired through private placement, as of May 31, 2011 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at May 31, 2011
Common Stock	May 24, 2010	96,261	$2,120,030	$47.75
Convertible Preferred Stock	May 24, 2010	3,292	329,200	207.50
Convertible Preferred Stock	July 29, 2010	35	3,500	207.50
Warrant	May 27, 2010	5,575	–	25.75

(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at May 31, 2011.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Defaulted security.
(e)	Investment in non-U.S. dollar denominated security.
(f)	Foreign security traded in U.S. dollars.
(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Security is perpetual and has no stated maturity date.
(i)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to June 1, 2067.
(j)	Debenture pays interest at an annual fixed rate of 9.25% through April 8, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 5.54% through April 8, 2068. This debenture is subject to full redemption at the option of the issuer any time prior to April 8, 2038.

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2011

(k)	Debenture pays interest at an annual fixed rate of 6.15% through November 15, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.0025% through November 15, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to November 15, 2016.
(l)	Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.
(m)	Liabilities in Excess of Cash, Foreign Cash and Other assets include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Colombian peso	Buy	UBS AG	7/19/2011	10,114,530,000	$5,543,727	$5,604,782	$61,055
euro	Buy	Barclays Bank plc	7/13/2011	2,000,000	2,834,220	2,875,436	41,216
euro	Buy	Morgan Stanley	7/19/2011	1,300,000	1,832,844	1,868,730	35,886
Brazilian real	Sell	Barclays Bank plc	8/2/2011	11,835,000	7,401,964	7,408,219	(6,255)
British pound	Sell	Merrill Lynch	6/15/2011	2,891,813	4,621,405	4,756,277	(134,872)
British pound	Sell	Credit Suisse	7/11/2011	5,504,910	8,969,260	9,051,267	(82,007)
Colombian peso	Sell	UBS AG	7/19/2011	10,114,530,000	5,608,185	5,604,782	3,403
euro	Sell	Credit Suisse	6/1/2011	7,000,000	9,620,100	10,073,696	(453,596)
euro	Sell	Barclays Bank plc	7/1/2011	1,750,000	2,467,465	2,516,778	(49,313)
euro	Sell	Barclays Bank plc	7/13/2011	2,000,000	2,841,480	2,875,436	(33,956)
euro	Sell	Morgan Stanley	7/19/2011	1,300,000	1,871,748	1,868,730	3,018
euro	Sell	Credit Suisse	7/26/2011	1,357,145	1,974,158	1,950,505	23,653
euro	Sell	Credit Suisse	7/26/2011	514,022	743,533	738,759	4,774
euro	Sell	Goldman Sachs	8/2/2011	5,744,250	8,490,002	8,254,140	235,862
euro	Sell	PB Financial Services, Inc.	8/11/2011	1,850,000	2,652,715	2,657,672	(4,957)
euro	Sell	PB Financial Services, Inc.	8/11/2011	2,025,458	2,882,511	2,909,732	(27,221)
euro	Sell	Goldman Sachs	8/15/2011	1,500,000	2,126,250	2,154,629	(28,379)
euro	Sell	Credit Suisse	9/1/2011	7,000,000	9,947,350	10,050,176	(102,826)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(514,515)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.60%

ASSET-BACKED SECURITIES 4.58%

Automobiles 2.65%
BMW Vehicle Lease Trust 2010-1 A2	0.58%		9/17/2012	$843	$843,045
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	2,670	2,673,136
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	99	98,677
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	1,179	1,179,522
Ford Credit Auto Lease Trust 2009-A A3†	3.71%		1/15/2014	369	370,849
Ford Credit Auto Lease Trust 2010-A A2†	1.04%		3/15/2013	798	798,084
Ford Credit Auto Lease Trust 2010-B A2†	0.75%		10/15/2012	4,055	4,057,796
Ford Credit Auto Owner Trust 2010-B A2	0.65%		12/15/2012	330	330,415
Hyundai Auto Receivables Trust 2011-A A2	0.69%		11/15/2013	2,330	2,333,386
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%		4/15/2013	2,600	2,605,461
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%		8/15/2012	958	957,995
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	264	264,359
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%		11/15/2013	3,080	3,083,498
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%		8/15/2013	2,758	2,761,236
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%		6/17/2013	550	550,692
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	2,000	2,024,417
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	1,000	1,000,195
Volkswagen Auto Lease Trust 2010-A A2	0.77%		1/22/2013	1,500	1,501,419

Total					27,434,182

Credit Cards 0.92%
Bank One Issuance Trust 2004-A5	0.328%	#	3/17/2014	800	800,000
Capital One Multi-Asset Execution Trust 2005-A1	0.268%	#	1/15/2015	1,550	1,549,382
Citibank Credit Card Issuance Trust 2009-A1	1.948%	#	3/17/2014	1,730	1,753,031
Citibank Omni Master Trust 2009-A8†	2.298%	#	5/16/2016	3,030	3,070,644
Discover Card Master Trust 2009-A2 A	1.498%	#	2/17/2015	1,200	1,215,831
GE Capital Credit Card Master Note Trust 2009-1 A	2.298%	#	4/15/2015	1,125	1,141,748

Total					9,530,636

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 1.01%
Illinois Student Assistance Commission 2010-1 A2	1.324%	#	4/25/2022	$1,450	$1,453,524
SLM Student Loan Trust 2006-2 A5(a)	0.384%	#	7/25/2025	2,045	1,971,440
SLM Student Loan Trust 2006-6 A1	0.264%	#	10/25/2018	197	196,646
SLM Student Loan Trust 2007-8 A1	0.504%	#	7/27/2015	749	749,333
SLM Student Loan Trust 2008-5 A4(a)	1.974%	#	7/25/2023	3,370	3,530,048
SLM Student Loan Trust 2011-1 A2	1.344%	#	10/25/2034	2,500	2,522,421

Total					10,423,412

Total Asset-Backed Securities (cost $47,305,468)					47,388,230

CORPORATE BONDS 78.28%

Aerospace/Defense 0.08%
Embraer Overseas Ltd. (Brazil)(b)	6.375%		1/15/2020	400	435,000
L-3 Communications Corp.	6.375%		10/15/2015	375	388,125

Total					823,125

Air Transportation 0.68%
Continental Airlines, Inc.	6.545%		2/2/2019	1,633	1,721,277
Continental Airlines, Inc.	7.25%		11/10/2019	1,233	1,335,974
Delta Air Lines, Inc.	6.20%		7/2/2018	741	763,456
Qantas Airways Ltd. (Australia)†(b)	6.05%		4/15/2016	3,000	3,263,139

Total					7,083,846

Apparel 0.30%
Phillips-Van Heusen Corp.	7.75%		11/15/2023	2,325	2,607,429
Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%		1/19/2016	500	491,250

Total					3,098,679

Auto Parts: Original Equipment 0.92%
BorgWarner, Inc.	8.00%		10/1/2019	2,728	3,343,281
International Automotive Components Group SL (Spain)†(b)	9.125%		6/1/2018	325	333,938
ITC Holdings Corp.†	5.50%		1/15/2020	650	704,420
ITC Holdings Corp.†	6.05%		1/31/2018	4,130	4,652,486
Stanadyne Holdings, Inc.	12.00%		2/15/2015	500	513,750

Total					9,547,875

Auto Trucks & Parts 0.01%
Commercial Vehicle Group, Inc.†	7.875%		4/15/2019	140	143,850

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto: Replacement Parts 0.03%
PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	$250	$257,500

Automotive 0.59%
B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	350	355,688
Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021	1,375	1,378,437
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	500	544,375
Ford Motor Co.	7.45%	7/16/2031	750	855,365
Pactiv Corp.	7.95%	12/15/2025	3,100	2,867,500
Tenneco, Inc.	7.75%	8/15/2018	100	106,250

Total				6,107,615

Banks: Diversified 2.02%
Banco do Brasil SA (Brazil)†(b)	5.875%	1/26/2022	1,000	986,200
Banco Santander Brasil SA (Brazil)†(b)	4.25%	1/14/2016	500	501,250
BanColombia SA (Colombia)†(b)	4.25%	1/12/2016	500	501,250
BBVA Bancomer SA†	4.50%	3/10/2016	525	530,998
Citigroup, Inc.	8.50%	5/22/2019	775	974,731
Discover Bank	8.70%	11/18/2019	4,075	5,092,193
Finansbank AS (Turkey)†(b)	5.50%	5/11/2016	500	482,500
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	400	410,912
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	3,800	3,925,461
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,000	1,029,091
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	500	507,070
HSBC Bank Brasil SA—Banco Multiplo (Brazil)†(b)	4.00%	5/11/2016	1,000	1,002,500
Itau Unibanco Holding SA (Brazil)†(b)	6.20%	4/15/2020	600	613,580
Morgan Stanley	6.25%	8/28/2017	1,104	1,233,643
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	820	852,800
Regions Financial Corp.	7.75%	11/10/2014	1,150	1,261,701
Sberbank via SB Capital SA (Russia)(b)	5.40%	3/24/2017	625	654,687
VTB Capital SA (Luxembourg)†(b)	6.875%	5/29/2018	300	324,486

Total				20,885,053

Banks: Money Center 0.53%
Akbank TAS (Turkey)†(b)	6.50%	3/9/2018	630	654,381
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	1,000	1,017,641
Huntington Bancshares, Inc.	7.00%	12/15/2020	1,350	1,558,946
SVB Financial Group	5.375%	9/15/2020	2,200	2,231,926

Total				5,462,894

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.11%
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	$100	$95,000
Pernod Ricard SA (France)†(b)	5.75%	4/7/2021	1,000	1,061,672

Total				1,156,672

Biotechnology Research & Production 0.45%
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	4,250	4,706,875

Broadcasting 0.11%
Citadel Broadcasting Corp.†	7.75%	12/15/2018	400	434,500
Fisher Communications, Inc.	8.625%	9/15/2014	96	98,880
Salem Communications Corp.	9.625%	12/15/2016	561	604,478

Total				1,137,858

Brokers 0.73%
E*Trade Financial Corp.	6.75%	6/1/2016	550	552,750
Jefferies Group, Inc.	8.50%	7/15/2019	1,180	1,432,882
Raymond James Financial, Inc.	8.60%	8/15/2019	4,500	5,580,045

Total				7,565,677

Building Materials 1.12%
Associated Materials LLC†	9.125%	11/1/2017	450	466,312
Building Materials Corp. of America†	7.00%	2/15/2020	3,593	3,772,650
Holcim US Finance SARL & Cie SCS (Luxembourg)†(b)	6.00%	12/30/2019	3,100	3,371,340
Owens Corning, Inc.	9.00%	6/15/2019	2,925	3,507,757
Rearden G. Holdings EINS GmbH (Germany)†(b)	7.875%	3/30/2020	400	440,480

Total				11,558,539

Business Services 1.16%
Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	450	462,375
Hillenbrand, Inc.	5.50%	7/15/2020	4,092	4,181,467
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	540	545,305
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	4,375	4,494,805
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	142	149,810
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	1,100	1,137,125
Verisk Analytics, Inc.	5.80%	5/1/2021	1,000	1,061,392

Total				12,032,279

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable Services 1.84%
Comcast Corp.	6.95%	8/15/2037	$4,595	$5,308,002
Time Warner Cable, Inc.	7.30%	7/1/2038	7,280	8,483,042
Time Warner Cable, Inc.	8.75%	2/14/2019	4,125	5,277,665

Total				19,068,709

Chemicals 2.68%
Airgas, Inc.	7.125%	10/1/2018	6,000	6,555,000
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	1,630	1,882,650
Braskem Finance Ltd. (Brazil)†(b)	5.75%	4/15/2021	1,000	1,005,000
Chemtura Corp.†	7.875%	9/1/2018	300	326,250
Dow Chemical Co. (The)	9.40%	5/15/2039	2,000	3,100,806
Incitec Pivot Finance LLC†	6.00%	12/10/2019	3,775	4,081,824
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	2,450	2,526,322
Mosaic Co. (The)†	7.625%	12/1/2016	1,500	1,610,826
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	5.50%	4/21/2020	450	467,262
Westlake Chemical Corp.	6.625%	1/15/2016	450	465,750
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	4,675	5,761,274

Total				27,782,964

Coal 0.56%
Bumi Investment Pte Ltd. (Singapore)†(b)	10.75%	10/6/2017	500	573,750
Drummond Co., Inc.	7.375%	2/15/2016	2,325	2,388,937
Drummond Co., Inc.†	9.00%	10/15/2014	704	742,720
Peabody Energy Corp.	7.875%	11/1/2026	970	1,100,950
Penn Virginia Corp.	7.25%	4/15/2019	175	175,219
Winsway Coking Coal Holding Ltd. (China)†(b)	8.50%	4/8/2016	800	786,000

Total				5,767,576

Communications Services 0.04%
Avaya, Inc.	9.75%	11/1/2015	400	417,500

Communications Technology 0.40%
American Tower Corp.	7.00%	10/15/2017	1,000	1,155,000
Motorola Solutions, Inc.	6.00%	11/15/2017	2,600	2,954,182

Total				4,109,182

Computer Software 0.82%
BMC Software, Inc.	7.25%	6/1/2018	5,500	6,378,570
SunGard Data Systems, Inc.	10.25%	8/15/2015	2,000	2,085,000

Total				8,463,570

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.07%
Empresas ICA SAB de CV (Mexico)†(b)	8.90%	2/4/2021	$300	$316,500
Odebrecht Finance Ltd.†	6.00%	4/5/2023	400	403,200

Total				719,700

Consumer Products 0.36%
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	1,450	1,555,125
Tupperware Brands Corp.†	4.75%	6/1/2021	2,225	2,217,123

Total				3,772,248

Containers 0.43%
ARD Finance SA (Luxembourg) PIK†(b)	11.125%	6/1/2018	200	207,000
Ball Corp.	6.625%	3/15/2018	500	517,500
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	3,000	2,430,000
Rock-Tenn Co.	9.25%	3/15/2016	1,223	1,345,300

Total				4,499,800

Copper 0.33%
Freeport-McMoRan Corp.	7.125%	11/1/2027	2,000	2,188,464
Freeport-McMoRan Corp.	9.50%	6/1/2031	900	1,240,180

Total				3,428,644

Diversified 0.23%
Momentive Performance Materials Holdings, Inc.	11.50%	12/1/2016	700	757,750
Voto-Votorantim Ltd.†	6.75%	4/5/2021	850	906,270
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	750	744,375

Total				2,408,395

Drugs 0.07%
Valeant Pharmaceuticals International†	6.50%	7/15/2016	775	775,000

Electric: Equipment/Components 0.14%
Enel Finance International SA (Italy)†(b)	6.80%	9/15/2037	1,400	1,474,108

Electric: Power 7.11%
AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(b)	9.50%	11/12/2020	500	535,750
AES Red Oak LLC	8.54%	11/30/2019	2,046	2,112,165
Allegheny Energy Supply Co. LLC†	6.75%	10/15/2039	3,000	3,143,970
Arizona Public Service Co.	6.875%	8/1/2036	752	899,944
Atlantic City Electric Co.	7.75%	11/15/2018	1,300	1,637,644

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Bruce Mansfield Unit	6.85%	6/1/2034	$5,603	$6,069,856
Central Maine Power Co.†	5.70%	6/1/2019	1,850	2,046,712
Cleco Power LLC	6.65%	6/15/2018	2,500	2,873,715
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	3,999	3,380,300
Dubai Electricity & Water Authority (United Arab Emirates)†(b)	7.375%	10/21/2020	450	465,066
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	1,000	1,013,659
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	1,950	1,722,535
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	3,139	3,301,139
EGE Haina Finance Co. (Dominican Republic)†(b)	9.50%	4/26/2017	500	531,250
Elwood Energy LLC	8.159%	7/5/2026	1,681	1,672,611
Energy East Corp.	6.75%	7/15/2036	2,450	2,727,379
Entergy Arkansas, Inc.	3.75%	2/15/2021	1,550	1,485,863
Entergy Louisiana LLC	6.50%	9/1/2018	2,600	3,029,104
Entergy Mississippi, Inc.	5.92%	2/1/2016	1,000	1,001,620
Indiantown Cogeneration LP	9.77%	12/15/2020	1,700	1,852,425
Mississippi Power Co.	5.40%	7/1/2035	3,075	3,001,621
Monongahela Power Co.†	5.70%	3/15/2017	1,190	1,305,485
NiSource Finance Corp.	6.25%	12/15/2040	1,900	2,027,921
NiSource Finance Corp.	10.75%	3/15/2016	6,225	8,190,724
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	1,775	2,005,750
Oncor Electric Delivery Co. LLC	5.25%	9/30/2040	3,000	2,963,925
PNM Resources, Inc.	9.25%	5/15/2015	800	912,000
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	2,000	2,101,850
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	227	247,629
Tenaska Alabama Partners LP†	7.00%	6/30/2021	2,059	2,162,238
Tenaska Georgia Partners LP	9.50%	2/1/2030	2,174	2,783,463
Tenaska Virginia Partners LP†	6.119%	3/30/2024	824	873,622
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,766	3,589,897

Total				73,668,832

Electrical Equipment 0.35%
Public Service Co. of New Mexico	7.50%	8/1/2018	1,350	1,510,017
Public Service Co. of New Mexico	7.95%	5/15/2018	1,500	1,721,488
STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	350	381,500

Total				3,613,005

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical: Household 0.57%
Energizer Holdings, Inc.†	4.70%	5/19/2021	$1,260	$1,272,464
Legrand France SA (France)(b)	8.50%	2/15/2025	3,000	3,879,891
WireCo WorldGroup†	9.75%	5/15/2017	700	747,250

Total				5,899,605

Electronics 0.32%
Thomas & Betts Corp.	5.625%	11/15/2021	3,000	3,288,009

Electronics: Semi-Conductors/Components 0.91%
Freescale Semiconductor, Inc.	10.125%	12/15/2016	400	431,000
KLA-Tencor Corp.	6.90%	5/1/2018	5,775	6,643,797
National Semiconductor Corp.	6.60%	6/15/2017	2,000	2,393,326

Total				9,468,123

Energy Equipment & Services 1.55%
Alta Wind Holdings LLC†	7.00%	6/30/2035	3,387	3,695,764
Cameron International Corp.	6.375%	7/15/2018	3,192	3,697,616
Cameron International Corp.	7.00%	7/15/2038	1,448	1,732,361
Energy Transfer Partners LP	9.70%	3/15/2019	2,000	2,666,294
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,000	3,197,490
Michigan Consolidated Gas Co.	5.70%	3/15/2033	984	1,023,895

Total				16,013,420

Engineering & Contracting Services 0.24%
Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	297	324,473
New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	2,250	2,185,312

Total				2,509,785

Entertainment 0.13%
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	500	542,500
Production Resource Group LLC†	8.875%	5/1/2019	350	360,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	425	426,062

Total				1,329,062

Environmental Services 0.23%
Casella Waste Systems, Inc.	11.00%	7/15/2014	200	227,000
WCA Waste Corp.†	7.50%	6/15/2019	100	102,000
Williams Cos., Inc. (The)	8.75%	3/15/2032	1,500	2,075,563

Total				2,404,563

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Fertilizers 0.49%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	$3,375	$4,018,153
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	5.875%	12/1/2036	975	1,047,049

Total				5,065,202

Financial Services 4.71%
Astoria Depositor Corp.†	8.144%	5/1/2021	2,500	2,437,500
Bank of America Corp.	5.625%	7/1/2020	945	994,172
Bank of America Corp.	7.625%	6/1/2019	1,970	2,345,228
BM&FBOVESPA SA (Brazil)†(b)	5.50%	7/16/2020	500	516,909
EDP Finance BV (Netherlands)†(b)	6.00%	2/2/2018	4,890	4,765,364
FMR LLC†	6.45%	11/15/2039	2,500	2,605,247
FMR LLC†	7.49%	6/15/2019	2,596	3,085,808
General Electric Capital Corp.	6.875%	1/10/2039	2,550	3,005,991
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	500	514,656
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	700	759,500
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	3,717	4,034,711
Prudential Financial, Inc.	6.625%	6/21/2040	1,975	2,237,397
Salton Sea Funding Corp.	7.475%	11/30/2018	830	894,732
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	1,960	1,994,529
Sydney Airport Finance Co. Pty Ltd. (Australia)†(b)	5.125%	2/22/2021	5,475	5,579,545
TD Ameritrade Holding Corp.	5.60%	12/1/2019	2,990	3,264,126
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	1,000	1,106,250
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	6,699	8,651,933

Total				48,793,598

Financial: Miscellaneous 1.30%
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,375	2,454,992
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	2,405	2,417,097
SLM Corp.	6.25%	1/25/2016	8,150	8,545,308

Total				13,417,397

Food 0.69%
Arcor (Argentina)†(b)	7.25%	11/9/2017	144	155,160
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%	2/10/2017	930	983,475
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	1,500	1,500,000
Southern States Cooperative, Inc.†	11.25%	5/15/2015	1,500	1,646,250
Tyson Foods, Inc.	6.85%	4/1/2016	2,000	2,240,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)
Tyson Foods, Inc.	10.50%	3/1/2014	$500	$604,375

Total				7,129,260

Gaming 0.20%
CCM Merger, Inc.†	8.00%	8/1/2013	1,150	1,155,750
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	845	921,050

Total				2,076,800

Health Care Products 0.28%
Biomet, Inc.	11.625%	10/15/2017	2,125	2,395,937
HCA, Inc. PIK	9.625%	11/15/2016	500	536,250

Total				2,932,187

Health Care Services 0.74%
Centene Corp.	5.75%	6/1/2017	2,000	1,975,000
Community Health Systems, Inc.	8.875%	7/15/2015	125	129,375
Kindred Healthcare, Inc.†	8.25%	6/1/2019	250	253,438
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	2,250	2,331,562
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	1,900	2,033,000
Vanguard Health Systems, Inc.†	Zero Coupon	2/1/2016	1,500	976,875

Total				7,699,250

Hospital Management 0.11%
Universal Health Services, Inc.	7.125%	6/30/2016	1,000	1,110,127

Household Equipment/Products 0.06%
American Standard Americas†	10.75%	1/15/2016	575	605,188

Household Furnishings 0.18%
Sealy Mattress Co.†	10.875%	4/15/2016	718	809,545
Simmons Bedding Co.†	11.25%	7/15/2015	950	1,016,500

Total				1,826,045

Industrial Products 0.54%
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	4,000	4,442,800
Western Power Distribution Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	930	1,098,561

Total				5,541,361

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 2.45%
Aflac, Inc.	8.50%	5/15/2019	$3,200	$3,974,867
American International Group, Inc.	8.25%	8/15/2018	3,500	4,141,539
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,750	1,906,935
Forethought Financial Group, Inc.†	8.625%	4/15/2021	1,150	1,179,744
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	1,700	1,674,356
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	600	605,372
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	1,400	1,554,120
Markel Corp.	7.125%	9/30/2019	3,480	4,012,802
Validus Holdings Ltd.	8.875%	1/26/2040	775	846,839
Willis North America, Inc.	6.20%	3/28/2017	2,000	2,212,672
Willis North America, Inc.	7.00%	9/29/2019	2,900	3,289,627

Total				25,398,873

Investment Management Companies 0.67%
Constellation Enterprises LLC†	10.625%	2/1/2016	100	104,000
Gruposura Finance†	5.70%	5/18/2021	400	399,000
Lazard Group LLC	7.125%	5/15/2015	5,350	6,034,244
Offshore Group Investment Ltd.†	11.50%	8/1/2015	125	138,125
Offshore Group Investment Ltd.	11.50%	8/1/2015	250	276,875

Total				6,952,244

Jewelry, Watches & Gemstones 0.04%
ALROSA Finance SA (Luxembourg)†(b)	7.75%	11/3/2020	400	439,664

Leasing 0.24%
International Lease Finance Corp.	5.75%	5/15/2016	1,200	1,210,912
International Lease Finance Corp.	8.25%	12/15/2020	760	855,000
International Lease Finance Corp.	8.625%	9/15/2015	375	416,156

Total				2,482,068

Leisure 0.44%
Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	4,000	4,593,576

Lodging 0.94%
Hyatt Hotels Corp.†	5.75%	8/15/2015	3,470	3,659,167
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,180	3,582,470
Marina District Finance Co., Inc.†	9.875%	8/15/2018	675	708,750
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	40	41,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging (continued)
Wyndham Worldwide Corp.	7.375%	3/1/2020	$1,500	$1,690,217

Total				9,682,104

Machinery: Agricultural 0.77%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	175	178,063
BAT International Finance plc (United Kingdom)†(b)	9.50%	11/15/2018	2,276	3,095,754
Lorillard Tobacco Co.	8.125%	6/23/2019	881	1,056,828
Lorillard Tobacco Co.	8.125%	5/1/2040	3,100	3,627,412

Total				7,958,057

Machinery: Industrial/Specialty 0.38%
Amkor Technology, Inc.†	6.625%	6/1/2021	275	276,375
CPM Holdings, Inc.†	10.875%	9/1/2014	900	985,500
Cummins, Inc.	7.125%	3/1/2028	1,891	2,160,210
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	500	510,000

Total				3,932,085

Machinery: Oil Well Equipment & Services 0.61%
Ormat Funding Corp.	8.25%	12/30/2020	725	717,813
Pride International, Inc.	6.875%	8/15/2020	1,200	1,420,627
Pride International, Inc.	7.875%	8/15/2040	700	899,963
Pride International, Inc.	8.50%	6/15/2019	2,530	3,245,679

Total				6,284,082

Materials & Commodities 0.08%
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	775	831,188

Media 2.39%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	7,000	7,201,250
Globo Comunicacao e Participacoes SA (Brazil)†(b)	7.25%	4/26/2022	100	107,400
NBC Universal, Inc.†	6.40%	4/30/2040	3,998	4,358,908
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	600	691,500
News America, Inc.	6.75%	1/9/2038	2,620	2,884,913
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	130	153,725
Time Warner, Inc.	6.25%	3/29/2041	1,900	1,992,338
Time Warner, Inc.	7.625%	4/15/2031	4,540	5,490,422
Viacom, Inc.	6.75%	10/5/2037	925	1,048,123

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	$800	$815,000

Total				24,743,579

Metal Fabricating 0.09%
Xstrata Canada Corp. (Canada)(b)	6.20%	6/15/2035	925	981,205

Metals & Minerals: Miscellaneous 2.27%
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	3,000	4,077,798
AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040	4,633	4,773,269
Barrick North America Finance LLC (Canada)†(b)	4.40%	5/30/2021	1,625	1,634,815
Compass Minerals International, Inc.	8.00%	6/1/2019	1,075	1,193,250
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	1,500	1,646,284
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	3,405	3,319,998
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	875	942,812
Rio Tinto Finance USA Ltd. (Australia)(b)	9.00%	5/1/2019	4,225	5,643,603
Taseko Mines Ltd. (Canada)(b)	7.75%	4/15/2019	250	255,000

Total				23,486,829

Natural Gas 2.22%
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	4,200	5,225,615
National Gas Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	6.05%	1/15/2036	1,400	1,344,000
Source Gas LLC†	5.90%	4/1/2017	4,150	4,198,439
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,000	2,211,504
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	3,770	3,784,137
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	1,650	2,169,209
Texas Eastern Transmission LP	7.00%	7/15/2032	3,164	3,826,355
Towngas China Co., Ltd. (Hong Kong)(b)	8.25%	9/23/2011	270	275,133

Total				23,034,392

Oil 4.50%
Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	400	442,000
Anadarko Petroleum Corp.	6.20%	3/15/2040	1,950	2,034,501
Brigham Exploration Co.†	6.875%	6/1/2019	250	251,875
Brigham Exploration Co.	8.75%	10/1/2018	200	220,500
British Transco Finance, Inc.	6.625%	6/1/2018	925	1,072,179
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	6,225	7,552,799
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	500	515,829

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
CNPC HK Overseas Capital Ltd. (China)†(b)	5.95%	4/28/2041	$775	$782,434
Continental Resources, Inc.	8.25%	10/1/2019	1,000	1,105,000
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	2,233	2,438,921
Ecopetrol SA (Colombia)(b)	7.625%	7/23/2019	540	643,275
Holly Corp.	9.875%	6/15/2017	1,175	1,324,812
LUKOIL International Finance BV (Netherlands)†(b)	6.125%	11/9/2020	750	785,625
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	834	919,577
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	100	101,125
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017	925	1,036,000
Oasis Petroleum, Inc.†	7.25%	2/1/2019	150	151,500
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	2,045	2,192,444
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000	1,216,500
QEP Resources, Inc.	6.875%	3/1/2021	1,950	2,106,000
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(b)	5.298%	9/30/2020	1,198	1,273,098
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	6.75%	9/30/2019	1,000	1,152,500
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	1,000	953,870
Rosetta Resources, Inc.	9.50%	4/15/2018	150	168,375
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,385	4,858,462
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	7/18/2016	400	456,000
TransCanada Pipelines Ltd.	9.875%	1/1/2021	2,400	3,416,666
Valero Energy Corp.	9.375%	3/15/2019	1,575	2,068,029
Valero Energy Corp.	10.50%	3/15/2039	3,245	4,826,318
Whiting Petroleum Corp.	7.00%	2/1/2014	500	542,500

Total				46,608,714

Oil: Crude Producers 3.26%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	935	1,002,788
Alberta Energy Co., Ltd. (Canada)(b)	8.125%	9/15/2030	4,965	6,388,883
Enogex LLC†	6.25%	3/15/2020	4,000	4,449,228
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,135,875
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,119	1,176,349
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,675	4,011,091
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	3,245	3,710,898
Noble Energy, Inc.	6.00%	3/1/2041	3,025	3,193,964

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	$3,000	$3,085,500
Pacific Rubiales Energy Corp. (Canada)†(b)	8.75%	11/10/2016	350	396,375
Petroleum Development Corp.	12.00%	2/15/2018	500	565,000
Southeast Supply Header LLC†	4.85%	8/15/2014	2,600	2,780,536
Southern Star Central Corp.†	6.75%	3/1/2016	1,125	1,155,937
Unit Corp.	6.625%	5/15/2021	80	81,300
W&T Offshore, Inc.†	8.25%	6/15/2014	600	628,500

Total				33,762,224

Oil: Integrated Domestic 2.75%
Hess Corp.	7.125%	3/15/2033	1,900	2,301,341
Marathon Oil Corp.	6.60%	10/1/2037	1,875	2,144,177
Mega Advance Investments Ltd. (Hong Kong)†(b)	5.00%	5/12/2021	800	788,635
National Fuel Gas Co.	6.50%	4/15/2018	1,400	1,575,837
National Fuel Gas Co.	8.75%	5/1/2019	3,975	5,006,898
Occidental Petroleum Corp.	9.25%	8/1/2019	898	1,229,840
Questar Gas Co.	7.20%	4/1/2038	3,202	3,815,234
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,437	6,178,379
Rowan Cos., Inc.	7.875%	8/1/2019	3,160	3,897,272
SESI LLC†	6.375%	5/1/2019	180	180,000
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,201,368
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	165	174,900

Total				28,493,881

Oil: Integrated International 2.90%
ENI SpA (Italy)†(b)	5.70%	10/1/2040	8,970	8,929,913
Oil States International, Inc.†	6.50%	6/1/2019	750	756,563
Statoil ASA (Norway)(b)	7.15%	11/15/2025	1,610	2,021,268
Suncor Energy, Inc. (Canada)(b)	6.50%	6/15/2038	6,200	7,056,561
Transocean Ltd. (Switzerland)(b)	6.00%	3/15/2018	2,950	3,288,940
Transocean Ltd. (Switzerland)(b)	6.80%	3/15/2038	1,000	1,112,880
Weatherford International Ltd.	9.875%	3/1/2039	4,725	6,863,384

Total				30,029,509

Paper & Forest Products 1.64%
China Forestry Holdings Ltd. (China)†(b)	7.75%	11/17/2015	500	402,500
Clearwater Paper Corp.	10.625%	6/15/2016	1,825	2,075,938
Georgia-Pacific LLC†	7.125%	1/15/2017	250	266,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products (continued)
Georgia-Pacific LLC	8.875%	5/15/2031	$3,850	$4,952,062
Inversiones CMPC SA (Chile)†(b)	6.125%	11/5/2019	200	214,592
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	300	306,000
PH Glatfelter Co.	7.125%	5/1/2016	1,350	1,398,938
Plum Creek Timberlands LP	4.70%	3/15/2021	2,375	2,361,044
Plum Creek Timberlands LP	5.875%	11/15/2015	2,000	2,235,618
Sino-Forest Corp. (Hong Kong)†(b)	10.25%	7/28/2014	338	366,730
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	1,950	2,010,938
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	350	357,875

Total				16,949,110

Plastics 0.05%
Plastipak Holdings, Inc.†	8.50%	12/15/2015	500	523,750

Pollution Control 0.19%
Clean Harbors, Inc.†	7.625%	8/15/2016	800	858,000
Clean Harbors, Inc.	7.625%	8/15/2016	1,000	1,072,500

Total				1,930,500

Printing 0.09%
Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	350	364,875
Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	500	521,250

Total				886,125

Radio & TV Broadcasters 0.23%
British Sky Broadcasting Group plc (United Kingdom)†(b)	9.50%	11/15/2018	1,800	2,421,956

Real Estate Investment Trusts 2.84%
Entertainment Properties Trust†	7.75%	7/15/2020	4,300	4,751,500
Federal Realty Investment Trust	5.90%	4/1/2020	750	834,499
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	4/15/2021	3,000	3,127,950
HCP, Inc.	6.00%	1/30/2017	4,034	4,519,665
Health Care REIT, Inc.	5.25%	1/15/2022	1,800	1,819,662
Kilroy Realty LP	6.625%	6/1/2020	3,400	3,738,140
MPT Operating Partnership LP/MPT Finance Corp.†	6.875%	5/1/2021	350	353,500
Potlatch Corp.	6.95%	12/15/2015	500	505,625
Rouse Co. LP (The)	6.75%	11/9/2015	1,264	1,311,400

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Tanger Properties LP	6.15%	11/15/2015	$1,250	$1,405,124
UDR, Inc.	4.25%	6/1/2018	1,400	1,397,614
Weyerhaeuser Co.	6.95%	8/1/2017	1,900	2,189,404
Weyerhaeuser Co.	7.375%	10/1/2019	1,175	1,367,567
Weyerhaeuser Co.	8.50%	1/15/2025	1,750	2,130,634

Total				29,452,284

Restaurants 0.05%
OSI Restaurant Partners LLC	10.00%	6/15/2015	500	528,750

Retail 0.34%
DineEquity, Inc.†	9.50%	10/30/2018	950	1,045,000
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,100	1,094,511
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	500	528,750
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	750	823,125

Total				3,491,386

Retail: Specialty 0.27%
Home Depot, Inc. (The)	5.875%	12/16/2036	2,400	2,507,429
Michaels Stores, Inc.	11.375%	11/1/2016	275	298,719

Total				2,806,148

Savings & Loan 0.23%
First Niagara Financial Group, Inc.	6.75%	3/19/2020	2,165	2,424,371

Services 0.27%
FireKeepers Development Authority†	13.875%	5/1/2015	1,000	1,177,500
Iron Mountain, Inc.	6.625%	1/1/2016	1,600	1,608,000

Total				2,785,500

Steel 1.27%
Allegheny Ludlum Corp.	6.95%	12/15/2025	350	390,069
Allegheny Technologies, Inc.	8.375%	12/15/2011	1,600	1,645,953
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,800	4,968,120
Evraz Group SA (Luxembourg)†(b)	6.75%	4/27/2018	1,700	1,718,955
POSCO (South Korea)†(b)	5.25%	4/14/2021	875	901,091
Valmont Industries, Inc.	6.625%	4/20/2020	3,168	3,512,938

Total				13,137,126

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Storage Facilities 0.03%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.875%	3/15/2018	$250	$270,000

Telecommunications 1.91%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,000	1,020,000
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	4,825	5,325,594
DigitalGlobe, Inc.	10.50%	5/1/2014	2,350	2,640,812
GeoEye, Inc.	8.625%	10/1/2016	75	80,063
GeoEye, Inc.	9.625%	10/1/2015	875	992,031
Intelsat Jackson Holdings SA (Luxembourg)†(b)	7.25%	4/1/2019	600	607,500
Qtel International Finance Ltd. (Qatar)†(b)	4.75%	2/16/2021	400	390,494
Telecom Italia Capital SpA (Italy)(b)	7.721%	6/4/2038	2,975	3,191,515
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	1,000	986,200
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	1,050	1,106,700
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	300	334,404
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	500	530,815
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	750	798,750
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	1,550	1,809,625

Total				19,814,503

Tobacco 1.44%
Altria Group, Inc.	9.95%	11/10/2038	7,500	11,058,862
Universal Corp.	6.25%	12/1/2014	3,500	3,854,946

Total				14,913,808

Transportation: Miscellaneous 1.65%
AMGH Merger Sub, Inc.†	9.25%	11/1/2018	250	269,688
Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	3,950	3,867,895
Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	1,000	1,042,152
CMA CGM SA (France)†(b)	8.50%	4/15/2017	250	228,750
Commercial Barge Line Co.	12.50%	7/15/2017	650	757,250
DP World Sukuk Ltd.†	6.25%	7/2/2017	750	783,847
Florida East Coast Holdings Corp. PIK†	10.50%	8/1/2017	500	523,750
Florida East Coast Railway Corp.†	8.125%	2/1/2017	175	183,313
Kansas City Southern de Mexico SA de CV (Mexico)†(b)	6.125%	6/15/2021	250	252,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous (continued)
Kazakhstan Temir Zholy Finance BV (Netherlands)†(b)	6.375%	10/6/2020	$600	$639,750
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	1,250	1,346,875
SCF Capital Ltd. (Ireland)†(b)	5.375%	10/27/2017	1,000	1,004,380
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	1,000	985,000
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	5,000	5,216,450

Total				17,101,600

Utilities 0.35%
Commonwealth Edison Co.	6.95%	7/15/2018	2,150	2,478,200
El Paso Electric Co.	6.00%	5/15/2035	1,075	1,134,071

Total				3,612,271

Utilities: Electrical 0.91%
Otter Tail Corp.	9.00%	12/15/2016	3,750	4,185,938
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.165%	10/25/2017	1,400	1,523,039
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.25%	9/16/2019	200	214,696
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.50%	10/27/2036	3,425	3,480,834

Total				9,404,507

Total Corporate Bonds (cost $761,159,880)				810,794,521

FLOATING RATE LOANS(c) 0.60%

Air Transportation 0.04%
Delta Air Lines, Inc. New Term Loan B	5.50%	4/20/2017	400	397,208

Business Services 0.03%
SymphonyIRI Group, Inc. New Term Loan B	6.00%	11/28/2017	275	275,688

Chemicals 0.02%
Potters Industries 1st Lien Term Loan	6.00%	5/5/2017	250	251,872

Containers 0.14%
BakerCorp, Inc. Unsecured Bridge Loan	–	4/28/2012	1,000	1,000,000
Silgan Holdings, Inc. Bridge Term Loan	6.261%	4/27/2012	450	450,000

Total				1,450,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Financial Services 0.02%
Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017		$249	$251,446

Financial: Miscellaneous 0.02%
Moneygram International, Inc. Term Loan B	4.50%	11/17/2017		150	151,031

Manufacturing 0.07%
Nortek, Inc. Term Loan	5.25%	4/26/2017		500	502,916
Sensus USA, Inc. 1st Lien Term Loan	4.75%	5/9/2017		250	251,719

Total					754,635

Metals & Minerals: Miscellaneous 0.05%
American Rock Salt Holdings LLC Term Loan	5.50%	4/19/2017		500	504,062

Retail 0.02%
J. Crew Operating Corp. New Term Loan B	4.75%	3/7/2018		250	245,723

Retail: Specialty 0.05%
Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	5/16/2018		500	497,952

Services 0.08%
Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016		798	811,965

Technology 0.06%
Data Device Corp. Term Loan B	7.25%	12/6/2016		642	644,282

Total Floating Rate Loans (cost $6,189,767)					6,235,864

FOREIGN BONDS(d) 0.61%

Luxembourg 0.02%
Zinc Capital SA†	8.875%	5/15/2018	EUR	150	219,700

Netherlands 0.04%
Goodyear Dunlop Tires Europe BV†	6.75%	4/15/2019	EUR	200	294,296
Refresco Group BV†	7.375%	5/15/2018	EUR	100	147,148

Total					441,444

Spain 0.10%
INAER Aviation Finance Ltd.†	9.50%	8/1/2017	EUR	700	1,030,036

United Kingdom 0.45%
Infinis plc†	9.125%	12/15/2014	GBP	1,250	2,153,921

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
United Kingdom (continued)
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	500	$785,487
OTE plc	4.625%	5/20/2016	EUR	500	622,420
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	750	1,084,721

Total					4,646,549

Total Foreign Bonds (cost $6,069,847)					6,337,729

FOREIGN GOVERNMENT OBLIGATIONS 1.19%

Argentina 0.18%
Provincia de Buenos Aires†(b)	10.875%	1/26/2021		$320	301,600
Provincia de Buenos Aires†(b)	11.75%	10/5/2015		410	431,197
Provincia de Cordoba†(b)	12.375%	8/17/2017		700	735,000
Provincia de Neuquen†(b)	7.875%	4/26/2021		200	205,500
Republic of Argentina(b)	8.28%	12/31/2033		195	172,213

Total					1,845,510

Brazil 0.05%
Federal Republic of Brazil(b)	5.625%	1/7/2041		500	511,750

Cayman Islands 0.16%
Cayman Islands Government†	5.95%	11/24/2019		1,600	1,690,813

Dominican Republic 0.05%
Dominican Republic†(b)	7.50%	5/6/2021		400	422,000
Dominican Republic†(b)	9.04%	1/23/2018		109	123,944

Total					545,944

Ghana 0.04%
Republic of Ghana†(b)	8.50%	10/4/2017		375	420,938

Peru 0.02%
Republic of Peru(b)	6.55%	3/14/2037		200	221,500

Russia 0.34%
Russia Eurobonds†(b)	3.625%	4/29/2015		1,500	1,529,550
Russia Eurobonds†(b)	5.00%	4/29/2020		1,200	1,226,280
Russia Eurobonds†(b)	7.50%	3/31/2030		606	714,490

Total					3,470,320

Senegal 0.08%
Republic of Senegal†	8.75%	5/13/2021		750	790,312

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Sri Lanka 0.04%
Republic of Sri Lanka†(b)	6.25%		10/4/2020	$450		$452,250

Ukraine 0.16%
Ukraine Government†(b)	7.75%		9/23/2020	800		824,000
Ukraine Government†(b)	7.95%		2/23/2021	800		828,000

Total						1,652,000

Venezuela 0.04%
Republic of Venezuela(b)	9.375%		1/13/2034	648		446,148

Vietnam 0.03%
Socialist Republic of Vietnam†	6.875%		1/15/2016	300		324,000

Total Foreign Government Obligations (cost $11,813,486)						12,371,485

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.08%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%	(e)	10/15/2020	–	(f)	7,175
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	22		20,609
Federal Home Loan Mortgage Corp. 181 F IO	494.14%	(e)	8/15/2021	2		17,344
Federal Home Loan Mortgage Corp.1020 S IO	900.95%	(e)	12/15/2020	–	(f)	3,880
Federal Home Loan Mortgage Corp. 1032 IO	544.714%	(e)	12/15/2020	–	(f)	3,923
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(e)	2/15/2021	–	(f)	4,089
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(e)	2/15/2021	–	(f)	4,827
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(e)	4/15/2021	–	(f)	2,845
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(e)	4/15/2021	–	(f)	2,363
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(e)	4/15/2021	–	(f)	12,498
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(e)	5/15/2021	–	(f)	20,456
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	27		24,779
Federal Home Loan Mortgage Corp. 1137 M IO	1885.497%	(e)	9/15/2021	–	(f)	6,242
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	51		40,358
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(e)	11/15/2021	–	(f)	2,462

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(e)	2/15/2022	$–	(f)	$926
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(e)	4/15/2022	–	(f)	1,666
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	97		87,873
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	44		40,993
Federal Home Loan Mortgage Corp. K003 A5	5.085%		3/25/2019	6,500		6,999,708
Federal Home Loan Mortgage Corp. K004 A2	4.186%		8/25/2019	9,561		10,046,523
Federal Home Loan Mortgage Corp. K005 A2	4.317%		11/25/2019	9,460		9,875,069
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	12		2,311
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	5		4,878
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%	(e)	12/25/2021	–	(f)	3,807
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	4,400		4,622,684

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $30,877,960)						31,860,288

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.62%
Federal National Mortgage Assoc.	1.99%	#	10/1/2035	3,428		3,588,353
Federal National Mortgage Assoc.	5.651%	#	12/1/2036	2,696		2,843,925

Total Government Sponsored Enterprises Pass-Throughs (cost $6,275,442)						6,432,278

MUNICIPAL BONDS 2.42%

Education 0.09%
Univ of CA Rev Build America Bds Regents Univ	5.77%		5/15/2043	950		967,974

General Obligation 0.12%
IL St	5.877%		3/1/2019	1,190		1,250,773

Housing 0.16%
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%		1/15/2040	1,550		1,703,435

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other Revenue 0.44%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	$1,149	$1,232,061
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	1,100	1,184,293
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	2,000	2,094,140

Total				4,510,494

Sales Tax 0.10%
New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	973	1,038,103

Transportation 0.69%
Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	560	624,523
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%	10/1/2050	780	862,774
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	925	951,788
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	2,245	2,325,012
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	1,055	1,066,953
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	632	694,511
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	500	564,820

Total				7,090,381

Utilities 0.82%
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	1,200	1,226,712
Guam Pwr Auth Rev Sub Ser A	7.50%	10/1/2015	1,500	1,551,555
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%	6/1/2039	755	883,720
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	2,960	2,873,479
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	795	829,837
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	1,000	1,081,910

Total				8,447,213

Total Municipal Bonds (cost $23,868,479)				25,008,373

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.87%
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	$1,325	$1,485,206
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AM	5.761%	#	9/11/2038	1,750	1,858,841
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.22%	#	7/15/2044	1,240	1,219,824
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.378%	#	6/15/2022	2,365	2,201,301
Credit Suisse Mortgage Capital Certificates 2009-RR2 IQA†	5.695%		4/16/2049	3,000	3,276,884
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%		6/10/2038	699	704,547
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.333%	#	3/10/2044	3,460	3,798,274
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.881%	#	7/10/2038	2,435	2,567,589
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	2,157	2,197,601
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	1,630	1,678,432
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	2,000	2,046,337
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	2,000	2,060,876
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	5.87%	#	4/15/2045	1,815	2,030,049
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.802%	#	6/15/2049	3,430	3,532,861
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.817%	#	6/15/2049	2,275	2,199,254
LB-UBS Commercial Mortgage Trust 2006-C6 AJ	5.452%		9/15/2039	1,275	1,215,255
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	2,060	2,104,328
Merrill Lynch Floating Trust 2008-LAQA A1†	0.744%	#	7/9/2021	2,549	2,442,247
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.22%	#	11/12/2037	1,235	1,215,447
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	787	795,193
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.531%	#	2/12/2039	900	884,085
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%		8/12/2048	2,400	2,560,016
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	167	166,761
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.227%	#	7/15/2042	870	867,132

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2006-C23 AM	5.466%	1/15/2045	$2,000	$2,122,999
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,774	1,858,576
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	1,380	1,396,112

Total Non-Agency Commercial Mortgage-Backed Securities (cost $49,661,537)				50,486,027

U.S. TREASURY OBLIGATIONS 0.35%
U.S. Treasury Note	1.75%	5/31/2016	2,727	2,735,099
U.S. Treasury Note	3.125%	5/15/2021	830	835,321

Total U.S. Treasury Obligations (cost $3,570,073)				3,570,420

Total Long-Term Investments (cost $946,791,939)				1,000,485,215

SHORT-TERM INVESTMENTS 2.95%

Repurchase Agreements
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $1,135,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 6/10/2011; value: $1,135,000; proceeds: $1,108,161			1,108	1,108,161
Repurchase Agreement dated 5/31/2011, 0.08% due 6/1/2011 with Bank of America Corp. collateralized by $27,142,900 of U.S. Treasury Bond at 4.75% due 2/15/2037; value: $30,147,885; proceeds: $29,463,065			29,463	29,463,000

Total Short-Term Investments (cost $30,571,161)				30,571,161

Total Investments in Securities 99.55% (cost $977,363,100)				1,031,056,376

Cash, Foreign Cash and Other Assets in Excess of Liabilities(g) 0.45%				4,685,704

Net Assets 100.00%				$1,035,742,080

EUR	euro.
GBP	British pound.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.
Unit	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

#	Variable rate security. The interest rate represents the rate in effect at May 31, 2011.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2011 (See Note 2(h)).
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at May 31, 2011.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(f)	Amount is less than $1,000.
(g)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at May 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Bond	September 2011	71	Short	$(8,705,266)	$(53,198)
U.S. 30-Year Treasury Bond	September 2011	314	Short	(39,200,938)	(332,055)
Ultra Long U.S. Treasury Bond	September 2011	93	Short	(12,002,812)	(114,377)

Totals				$(59,909,016)	$(499,630)

Open Forward Foreign Currency Exchange Contracts at May 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	Credit Suisse	7/1/2011	1,870,000	$453,553	$455,740	$2,187
Argentine peso	Buy	UBS AG	8/23/2011	515,000	123,768	123,957	189
Argentine peso	Buy	UBS AG	8/23/2011	10,330,000	2,467,455	2,486,359	18,904
Brazilian real	Buy	Barclays Bank plc	6/10/2011	3,165,000	1,850,336	2,002,698	152,362
Brazilian real	Buy	UBS AG	7/1/2011	1,918,000	1,129,897	1,208,386	78,489
Brazilian real	Buy	Merrill Lynch	8/23/2011	1,865,000	1,141,930	1,161,993	20,063
Chilean peso	Buy	Credit Suisse	6/10/2011	305,000,000	641,903	655,553	13,650
Chilean peso	Buy	UBS AG	7/1/2011	635,000,000	1,323,744	1,361,720	37,976
Chilean peso	Buy	UBS AG	7/1/2011	248,000,000	507,780	531,821	24,041
Chilean peso	Buy	UBS AG	7/1/2011	241,400,000	497,475	517,668	20,193
Chinese yuan renminbi	Buy	Credit Suisse	7/1/2011	625,000	95,895	96,575	680
Chinese yuan renminbi	Buy	UBS AG	8/23/2011	465,000	71,820	72,026	206
Chinese yuan renminbi	Buy	Barclays Bank plc	8/23/2011	6,700,000	1,035,965	1,037,791	1,826
Chinese yuan renminbi	Buy	UBS AG	8/23/2011	5,260,000	819,698	814,743	(4,955)
Colombian peso	Buy	Goldman Sachs	6/10/2011	1,590,000,000	841,938	881,375	39,437
Colombian peso	Buy	UBS AG	8/23/2011	1,940,000,000	1,076,582	1,074,291	(2,291)
Colombian peso	Buy	UBS AG	8/23/2011	2,255,000,000	1,274,011	1,248,724	(25,287)
Czech koruna	Buy	Goldman Sachs	6/10/2011	61,950,000	3,437,784	3,628,569	190,785
Czech koruna	Buy	Barclays Bank plc	7/1/2011	13,880,000	791,632	812,813	21,181
Czech koruna	Buy	Credit Suisse	7/1/2011	1,350,000	81,529	79,056	(2,473)
Czech koruna	Buy	Credit Suisse	7/1/2011	1,530,000	92,121	89,597	(2,524)
Czech koruna	Buy	Morgan Stanley	8/23/2011	880,000	51,351	51,505	154
Czech koruna	Buy	Morgan Stanley	8/23/2011	46,000,000	2,830,073	2,692,283	(137,790)
euro	Buy	Barclays Bank plc	6/10/2011	713,610	1,019,392	1,026,771	7,379
Hong Kong dollar	Buy	Barclays Bank plc	6/10/2011	32,365,000	4,160,828	4,161,592	764
Hong Kong dollar	Buy	Morgan Stanley	7/5/2011	2,000,000	257,417	257,195	(222)
Hong Kong dollar	Buy	Morgan Stanley	7/5/2011	16,930,000	2,175,645	2,177,156	1,511
Hong Kong dollar	Buy	Merrill Lynch	8/23/2011	1,050,000	135,144	135,066	(78)
Hungarian forint	Buy	UBS AG	6/10/2011	593,000,000	2,909,002	3,197,885	288,883

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Hungarian forint	Buy	Morgan Stanley	7/1/2011	524,000,000	$2,630,258	$2,818,591	$188,333
Hungarian forint	Buy	Credit Suisse	7/1/2011	14,000,000	76,465	75,306	(1,159)
Hungarian forint	Buy	Barclays Bank plc	8/23/2011	28,000,000	145,052	149,556	4,504
Hungarian forint	Buy	Barclays Bank plc	8/23/2011	23,000,000	121,935	122,850	915
Hungarian forint	Buy	Barclays Bank plc	8/23/2011	149,000,000	825,531	795,852	(29,679)
Indian rupee	Buy	UBS AG	6/10/2011	122,250,000	2,635,266	2,710,524	75,258
Indian rupee	Buy	Goldman Sachs	7/5/2011	17,930,000	391,314	395,981	4,667
Indonesian rupiah	Buy	Barclays Bank plc	6/10/2011	16,520,000,000	1,831,080	1,933,118	102,038
Indonesian rupiah	Buy	UBS AG	8/23/2011	5,100,000,000	589,255	589,133	(122)
Indonesian rupiah	Buy	UBS AG	8/23/2011	5,200,000,000	605,003	600,684	(4,319)
Israeli new shekel	Buy	Morgan Stanley	7/1/2011	6,890,000	1,925,872	2,002,166	76,294
Israeli new shekel	Buy	Barclays Bank plc	8/23/2011	540,000	154,664	156,573	1,909
Israeli new shekel	Buy	Barclays Bank plc	8/23/2011	4,500,000	1,323,179	1,304,772	(18,407)
Malaysian ringgit	Buy	Goldman Sachs	6/10/2011	4,440,000	1,452,167	1,474,013	21,846
Malaysian ringgit	Buy	UBS AG	7/1/2011	1,555,000	511,345	515,480	4,135
Malaysian ringgit	Buy	Barclays Bank plc	7/1/2011	1,200,000	401,741	397,798	(3,943)
Malaysian ringgit	Buy	Barclays Bank plc	8/23/2011	1,610,000	533,024	531,676	(1,348)
Malaysian ringgit	Buy	Barclays Bank plc	8/23/2011	215,000	71,286	71,000	(286)
Malaysian ringgit	Buy	Barclays Bank plc	8/23/2011	200,000	67,092	66,047	(1,045)
Mexican peso	Buy	UBS AG	6/10/2011	50,400,000	4,123,637	4,357,143	233,506
Mexican peso	Buy	Morgan Stanley	7/1/2011	82,770,000	6,850,120	7,140,642	290,522
Mexican peso	Buy	Barclays Bank plc	8/23/2011	1,210,000	102,520	103,886	1,366
Mexican peso	Buy	Merrill Lynch	8/23/2011	1,950,000	164,905	167,420	2,515
Mexican peso	Buy	Barclays Bank plc	8/23/2011	1,220,000	103,408	104,745	1,337
Mexican peso	Buy	Barclays Bank plc	8/23/2011	2,400,000	204,848	206,056	1,208
Peruvian Nuevo sol	Buy	Credit Suisse	7/1/2011	1,760,000	635,035	634,757	(278)
Peruvian Nuevo sol	Buy	Credit Suisse	7/1/2011	2,615,000	931,600	943,120	11,520
Peruvian Nuevo sol	Buy	Credit Suisse	7/1/2011	2,900,000	1,018,437	1,045,907	27,470
Philippine peso	Buy	Goldman Sachs	8/23/2011	3,500,000	81,452	80,421	(1,031)
Philippine peso	Buy	Goldman Sachs	8/23/2011	115,500,000	2,700,491	2,653,888	(46,603)
Polish zloty	Buy	Barclays Bank plc	6/10/2011	16,580,000	5,722,866	6,038,721	315,855
Polish zloty	Buy	UBS AG	7/1/2011	9,910,000	3,431,322	3,602,454	171,132
Polish zloty	Buy	Goldman Sachs	8/23/2011	400,000	143,765	144,694	929
Polish zloty	Buy	Goldman Sachs	8/23/2011	370,000	132,726	133,842	1,116
Polish zloty	Buy	Goldman Sachs	8/23/2011	560,000	204,095	202,571	(1,524)
Polish zloty	Buy	Goldman Sachs	8/23/2011	5,260,000	1,963,566	1,902,724	(60,842)
Romanian new leu	Buy	Barclays Bank plc	7/1/2011	6,590,000	2,145,532	2,287,816	142,284
Romanian new leu	Buy	Barclays Bank plc	7/1/2011	1,100,000	398,392	381,881	(16,511)
Romanian new leu	Buy	Morgan Stanley	8/23/2011	325,000	111,895	112,271	376
Romanian new leu	Buy	Morgan Stanley	8/23/2011	2,640,000	944,206	911,990	(32,216)
Russian ruble	Buy	Barclays Bank plc	7/1/2011	12,820,000	447,782	457,043	9,261
Russian ruble	Buy	Barclays Bank plc	7/1/2011	15,400,000	540,578	549,022	8,444
Russian ruble	Buy	Barclays Bank plc	8/23/2011	2,900,000	103,051	102,783	(268)
Russian ruble	Buy	Barclays Bank plc	8/23/2011	73,400,000	2,660,673	2,601,469	(59,204)
Singapore dollar	Buy	Morgan Stanley	6/10/2011	5,995,000	4,702,145	4,860,764	158,619
Singapore dollar	Buy	Morgan Stanley	6/10/2011	650,000	510,485	527,022	16,537
Singapore dollar	Buy	Goldman Sachs	7/1/2011	4,775,000	3,767,852	3,871,624	103,772
Singapore dollar	Buy	Goldman Sachs	7/1/2011	680,000	537,804	551,351	13,547
Singapore dollar	Buy	Barclays Bank plc	8/23/2011	140,000	112,699	113,518	819
Singapore dollar	Buy	Barclays Bank plc	8/23/2011	180,000	144,084	145,952	1,868
Singapore dollar	Buy	Barclays Bank plc	8/23/2011	105,000	84,305	85,139	834
Singapore dollar	Buy	Barclays Bank plc	8/23/2011	200,000	162,413	162,169	(244)
Singapore dollar	Buy	Barclays Bank plc	8/23/2011	1,405,000	1,142,537	1,139,236	(3,301)
South African rand	Buy	Barclays Bank plc	6/10/2011	18,065,000	2,452,451	2,649,482	197,031
South African rand	Buy	Morgan Stanley	7/1/2011	580,000	82,543	84,805	2,262
South African rand	Buy	Morgan Stanley	7/1/2011	1,215,000	174,061	177,652	3,591
South African rand	Buy	Morgan Stanley	7/1/2011	15,010,000	2,143,520	2,194,695	51,175
South African rand	Buy	Goldman Sachs	8/23/2011	3,020,000	446,911	438,166	(8,745)
Taiwan dollar	Buy	Barclays Bank plc	6/10/2011	13,200,000	454,233	460,642	6,409
Thai baht	Buy	UBS AG	6/10/2011	33,650,000	1,097,235	1,109,957	12,722
Thai baht	Buy	Goldman Sachs	7/5/2011	3,900,000	128,037	128,425	388

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Turkish lira	Buy	Barclays Bank plc	6/10/2011	3,260,000	$2,026,342	$2,039,427	$13,085
Turkish lira	Buy	Credit Suisse	7/1/2011	1,230,000	768,846	766,637	(2,209)
Turkish lira	Buy	Goldman Sachs	7/1/2011	5,900,000	3,665,279	3,677,364	12,085
Turkish lira	Buy	Morgan Stanley	8/23/2011	165,000	102,740	101,892	(848)
Turkish lira	Buy	Morgan Stanley	8/23/2011	290,000	178,957	179,083	126
Turkish lira	Buy	Morgan Stanley	8/23/2011	240,000	153,600	148,207	(5,393)
Turkish lira	Buy	Morgan Stanley	8/23/2011	4,400,000	2,811,681	2,717,120	(94,561)
Argentine peso	Sell	UBS AG	8/23/2011	4,275,000	1,026,165	1,028,963	(2,798)
Brazilian real	Sell	Barclays Bank plc	6/10/2011	210,000	129,350	132,880	(3,530)
Brazilian real	Sell	Barclays Bank plc	6/10/2011	815,000	513,904	515,703	(1,799)
Brazilian real	Sell	Barclays Bank plc	6/10/2011	785,000	498,255	496,720	1,535
British pound	Sell	UBS AG	6/10/2011	1,420,209	2,291,167	2,336,016	(44,849)
British pound	Sell	UBS AG	6/10/2011	47,844	77,095	78,695	(1,600)
British pound	Sell	UBS AG	6/10/2011	285,642	463,274	469,835	(6,561)
Chilean peso	Sell	Credit Suisse	6/10/2011	70,000,000	151,237	150,455	782
Chilean peso	Sell	UBS AG	7/1/2011	424,400,000	908,002	910,101	(2,099)
Colombian peso	Sell	UBS AG	7/1/2011	1,810,000,000	1,026,077	1,003,326	22,751
euro	Sell	UBS AG	6/10/2011	709,502	963,986	1,020,860	(56,874)
euro	Sell	Barclays Bank plc	7/1/2011	412,400	568,885	593,097	(24,212)
euro	Sell	Goldman Sachs	7/13/2011	691,215	996,677	993,772	2,905
euro	Sell	Morgan Stanley	7/19/2011	200,000	287,961	287,497	464
euro	Sell	Credit Suisse	7/26/2011	140,188	202,782	201,480	1,302
euro	Sell	Credit Suisse	7/26/2011	327,587	476,521	470,812	5,709
euro	Sell	Goldman Sachs	8/2/2011	772,247	1,141,382	1,109,673	31,709
euro	Sell	Prudential Securities	8/11/2011	150,000	215,085	215,487	(402)
euro	Sell	Goldman Sachs	8/15/2011	100,000	141,750	143,642	(1,892)
Hong Kong dollar	Sell	Barclays Bank plc	6/10/2011	1,265,000	162,751	162,657	94
Hong Kong dollar	Sell	Barclays Bank plc	6/10/2011	1,625,000	209,136	208,947	189
Hong Kong dollar	Sell	Barclays Bank plc	6/10/2011	1,175,000	151,287	151,085	202
Indian rupee	Sell	UBS AG	6/10/2011	23,270,000	507,082	515,942	(8,860)
Peruvian Nuevo sol	Sell	Credit Suisse	7/1/2011	2,720,000	980,357	980,989	(632)
Polish zloty	Sell	Barclays Bank plc	6/10/2011	270,000	101,517	98,339	3,178
Polish zloty	Sell	Barclays Bank plc	6/10/2011	2,840,000	1,019,392	1,034,377	(14,985)
Russian ruble	Sell	Barclays Bank plc	7/1/2011	21,630,000	768,111	771,127	(3,016)
South African rand	Sell	Morgan Stanley	7/1/2011	1,050,000	153,083	153,526	(443)

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,541,032

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.77%

ASSET-BACKED SECURITIES 6.87%

Automobiles 3.58%
Ally Auto Receivables Trust 2011-2 A2	0.67%		10/15/2013	$50	$50,044
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%		12/9/2013	28	27,854
AmeriCredit Automobile Receivables Trust 2010-3 A3	1.14%		4/8/2015	200	200,546
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%		9/8/2014	135	135,124
BMW Vehicle Lease Trust 2011-1 A3	1.06%		2/20/2014	135	135,598
CarMax Auto Owner Trust 2011-1 A2	0.72%		11/15/2013	100	100,117
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	5	5,110
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	49	49,147
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%		8/8/2013	515	516,094
Ford Credit Auto Owner Trust 2007-A A4B	0.248%	#	6/15/2012	134	133,872
Ford Credit Auto Owner Trust 2008-A A3B	0.998%	#	4/15/2012	15	15,415
Ford Credit Auto Owner Trust 2008-C A3	1.618%	#	6/15/2012	148	148,424
Hyundai Auto Receivables Trust 2011-A A2	0.69%		11/15/2013	60	60,087
Nissan Auto Lease Trust 2010-A A2	1.10%		3/15/2013	19	18,587
Nissan Auto Lease Trust 2010-B A2	0.90%		5/15/2013	30	30,071
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%		11/15/2013	250	250,284
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%		8/15/2013	310	310,251
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%		6/17/2013	250	250,315
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%		8/15/2013	175	175,202
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	160	161,953
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	160	160,031

Total					2,934,126

Credit Cards 2.97%
American Express Issuance Trust 2005-2 A	0.268%	#	8/15/2013	100	99,920
Bank of America Credit Card Trust 2006-A15	0.198%	#	4/15/2014	75	74,954
Capital One Multi-Asset Execution Trust 2007-A4	0.228%	#	3/16/2015	246	245,763
Chase Issuance Trust 2005-A6	0.268%	#	7/15/2014	210	209,853
Chase Issuance Trust 2009-A2	1.748%	#	4/15/2014	121	122,497

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Citibank Credit Card Issuance Trust 2004-C1	0.848%	#	7/15/2013	$40	$39,994
Citibank Credit Card Issuance Trust 2009-A1	1.948%	#	3/17/2014	300	303,994
Citibank Credit Card Issuance Trust 2009-A2	1.748%	#	5/15/2014	218	220,997
Citibank Omni Master Trust 2009-A8†	2.298%	#	5/16/2016	250	253,353
Discover Card Master Trust 2009-A1	1.498%	#	12/15/2014	200	202,359
Discover Card Master Trust 2009-A2 A	1.498%	#	2/17/2015	60	60,792
GE Capital Credit Card Master Note Trust 2009-3 A	2.54%		9/15/2014	100	100,578
MBNA Credit Card Master Note Trust 1997-B A	0.358%	#	8/15/2014	300	299,906
Washington Mutual Master Note Trust 2006-A2A A†	0.248%	#	6/15/2015	200	199,969

Total					2,434,929

Other 0.32%
Pennsylvania Higher Education Assistance Agency 2005-1 A1	0.304%	#	7/25/2016	56	55,450
SLM Student Loan Trust 2007-2 A2	0.274%	#	7/25/2017	57	56,984
SLM Student Loan Trust 2007-8 A1	0.504%	#	7/27/2015	75	74,933
SLM Student Loan Trust 2010-C A1†(a)	1.848%	#	12/15/2017	74	75,014

Total					262,381

Total Asset-Backed Securities (cost $5,629,557)					5,631,436

CORPORATE BONDS 54.36%

Aerospace/Defense 0.57%
L-3 Communications Corp.	6.375%		10/15/2015	450	465,750

Apparel 0.24%
Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%		1/19/2016	200	196,500

Auto Parts: Original Equipment 0.09%
International Automotive Components Group SL (Spain)†(b)	9.125%		6/1/2018	25	25,688
Stanadyne Holdings, Inc.	12.00%		2/15/2015	50	51,375

Total					77,063

Auto: Replacement Parts 0.03%
PEP Boys-Manny Moe & Jack	7.50%		12/15/2014	20	20,600

Automotive 0.03%
B-Corp Merger Sub, Inc.†	8.25%		6/1/2019	25	25,406

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified 6.16%
Bank of America Corp.	7.375%	5/15/2014	$500	$571,283
Bank of Nova Scotia (Canada)†(b)	1.45%	7/26/2013	360	364,662
Bank of Nova Scotia (Canada)(b)	3.40%	1/22/2015	400	421,656
Barclays Bank plc (United Kingdom)†(b)	2.50%	9/21/2015	200	199,917
CIT Group, Inc.	7.00%	5/1/2017	10	10,063
Citigroup, Inc.	6.00%	12/13/2013	50	54,843
Citigroup, Inc.	6.50%	8/19/2013	400	440,018
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	300	297,539
Finansbank AS (Turkey)†(b)	5.50%	5/11/2016	200	193,000
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	150	154,092
Goldman Sachs Group, Inc. (The)	3.625%	2/7/2016	145	145,563
Goldman Sachs Group, Inc. (The)	3.70%	8/1/2015	500	508,151
JPMorgan Chase & Co.	3.45%	3/1/2016	50	51,114
Morgan Stanley	5.375%	10/15/2015	100	108,433
NIBC Bank NV (Netherlands)†(b)	2.80%	12/2/2014	100	104,255
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	15	15,600
Societe Financement de l’Economie Francaise (France)†(b)	3.375%	5/5/2014	340	362,689
Toronto-Dominion Bank (The) (Canada)†(b)	2.20%	7/29/2015	400	406,970
Wells Fargo Bank, NA	4.75%	2/9/2015	250	270,513
Westpac Banking Corp. (Australia)†(b)	2.90%	9/10/2014	350	366,946

Total				5,047,307

Banks: Money Center 0.37%
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	200	203,528
Kommunalbanken AS (Norway)†(b)	2.375%	1/19/2016	100	102,036

Total				305,564

Beverages 0.25%
Anheuser-Busch InBev Worldwide, Inc.	5.375%	11/15/2014	50	56,031
Bacardi Ltd.†	7.45%	4/1/2014	40	46,443
FBG Finance Ltd. (Australia)†(b)	5.125%	6/15/2015	95	103,888

Total				206,362

Biotechnology Research & Production 0.08%
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	60	66,450

Broadcasting 0.17%
Citadel Broadcasting Corp.†	7.75%	12/15/2018	125	135,781

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokers 0.09%
E*Trade Financial Corp.	6.75%	6/1/2016	$50	$50,250
Raymond James Financial, Inc.	4.25%	4/15/2016	25	25,896

Total				76,146

Building Materials 0.17%
Associated Materials LLC†	9.125%	11/1/2017	115	119,169
Building Materials Corp. of America†	7.00%	2/15/2020	20	21,000

Total				140,169

Business Services 0.29%
Fiserv, Inc.	6.125%	11/20/2012	125	134,047
Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	100	102,750

Total				236,797

Cable Services 0.26%
CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	120	143,400
Historic TW, Inc.	9.125%	1/15/2013	60	67,217

Total				210,617

Chemicals 2.39%
Airgas, Inc.	2.95%	6/15/2016	200	199,720
Airgas, Inc.	7.125%	10/1/2018	110	120,175
Dow Chemical Co. (The)	5.90%	2/15/2015	385	437,527
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	75	76,794
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	75	77,531
Lyondell Chemical Co.	11.00%	5/1/2018	200	226,250
Mosaic Co. (The)†	7.625%	12/1/2016	720	773,197
Phibro Animal Health Corp.†	9.25%	7/1/2018	15	16,238
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	25	27,758

Total				1,955,190

Coal 0.82%
Drummond Co., Inc.	7.375%	2/15/2016	150	154,125
Drummond Co., Inc.†	9.00%	10/15/2014	100	105,500
Foundation PA Coal Co.	7.25%	8/1/2014	210	215,512
Winsway Coking Coal Holding Ltd. (China)†(b)	8.50%	4/8/2016	200	196,500

Total				671,637

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.05%
Seagate Technology International†	10.00%	5/1/2014	$35	$40,950

Computer Software 0.19%
SunGard Data Systems, Inc.	10.25%	8/15/2015	150	156,375

Containers 0.81%
Ball Corp.	6.625%	3/15/2018	50	51,750
Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	150	164,625
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	1/1/2017	3	3,277
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	10/1/2018	25	27,375
Rock-Tenn Co.	9.25%	3/15/2016	375	412,500

Total				659,527

Diversified 0.12%
Kansas City Southern Railway	13.00%	12/15/2013	31	36,658
Momentive Performance Materials Holdings, Inc.	11.50%	12/1/2016	60	64,950

Total				101,608

Drugs 0.03%
Celgene Corp.	2.45%	10/15/2015	25	24,851

Electric: Power 1.36%
Black Hills Corp.	6.50%	5/15/2013	385	417,657
DPL, Inc.	6.875%	9/1/2011	125	126,841
Entergy Mississippi, Inc.	3.25%	6/1/2016	80	80,799
FPL Energy Virginia Funding Corp.†	7.52%	6/30/2019	111	120,547
LG&E and KU Energy LLC†	2.125%	11/15/2015	40	39,020
NiSource Finance Corp.	10.75%	3/15/2016	55	72,368
Pepco Holdings, Inc.	2.70%	10/1/2015	25	25,190
PG&E Corp.	5.75%	4/1/2014	25	27,710
PPL WEM Holdings plc (United Kingdom)†(b)	3.90%	5/1/2016	200	206,652

Total				1,116,784

Electrical Equipment 0.80%
Amphenol Corp.	4.75%	11/15/2014	500	547,713
STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	100	109,000

Total				656,713

Electrical: Household 0.03%
Whirlpool Corp.	6.125%	6/15/2011	25	25,045

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics: Semi-Conductors/Components 0.23%
Agilent Technologies, Inc.	5.50%	9/14/2015	$25	$27,848
Freescale Semiconductor, Inc.	8.875%	12/15/2014	125	131,094
Freescale Semiconductor, Inc.	10.125%	12/15/2016	25	26,937

Total				185,879

Energy Equipment & Services 0.11%
Energy Transfer Partners LP	5.95%	2/1/2015	70	78,329
Energy Transfer Partners LP	8.50%	4/15/2014	10	11,743

Total				90,072

Engineering & Contracting Services 0.18%
New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	150	145,687

Entertainment 0.14%
Production Resource Group LLC†	8.875%	5/1/2019	115	118,450

Environmental Services 0.02%
WCA Waste Corp.†	7.50%	6/15/2019	15	15,300

Financial Services 5.42%
Aon Corp.	3.125%	5/27/2016	100	100,599
Aon Corp.	3.50%	9/30/2015	25	25,840
BNP Paribas Home Loan Covered Bonds SA (France)†(b)	2.20%	11/2/2015	200	197,563
EDP Finance BV (Netherlands)†(b)	6.00%	2/2/2018	250	243,628
ERAC USA Finance LLC†	2.25%	1/10/2014	25	25,280
Fresenius US Finance II, Inc.†	9.00%	7/15/2015	225	258,469
General Electric Capital Corp.	5.65%	6/9/2014	250	277,560
General Electric Capital Corp.	5.90%	5/13/2014	2,021	2,261,032
Hyundai Capital America†	3.75%	4/6/2016	100	101,110
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	100	108,500
TD Ameritrade Holding Corp.	4.15%	12/1/2014	325	348,257
Woodside Finance Ltd. (Australia)†(b)	4.50%	11/10/2014	350	379,033
Woodside Finance Ltd. (Australia)†(b)	8.125%	3/1/2014	100	116,565

Total				4,443,436

Financial: Miscellaneous 0.73%
Ford Motor Credit Co. LLC	12.00%	5/15/2015	275	351,750
SLM Corp.	6.25%	1/25/2016	235	246,399

Total				598,149

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 1.20%
Arcor (Argentina)†(b)	7.25%	11/9/2017	$14	$15,085
CCL Finance Ltd.†	9.50%	8/15/2014	100	116,500
Tyson Foods, Inc.	10.50%	3/1/2014	250	302,188
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	525	549,138

Total				982,911

Gaming 0.14%
CCM Merger, Inc.†	8.00%	8/1/2013	115	115,575

Health Care Products 1.22%
Bausch & Lomb, Inc.	9.875%	11/1/2015	100	107,500
Biomet, Inc.	11.625%	10/15/2017	200	225,500
Cardinal Health, Inc.	5.65%	6/15/2012	125	130,536
HCA, Inc.	8.50%	4/15/2019	275	309,031
HCA, Inc.	9.25%	11/15/2016	40	42,900
HCA, Inc. PIK	9.625%	11/15/2016	175	187,688

Total				1,003,155

Health Care Services 0.71%
Centene Corp.	5.75%	6/1/2017	125	123,437
Express Scripts, Inc.	5.25%	6/15/2012	200	208,657
Kindred Healthcare, Inc.†	8.25%	6/1/2019	25	25,344
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	125	129,531
Vanguard Health Systems, Inc.†	Zero Coupon	2/1/2016	150	97,688

Total				584,657

Hospital Management 0.30%
Universal Health Services, Inc.	7.125%	6/30/2016	225	249,779

Household Equipment/Products 0.05%
Libbey Glass, Inc.	10.00%	2/15/2015	34	37,230

Household Furnishings 0.20%
Sealy Mattress Co.†	10.875%	4/15/2016	5	5,637
Simmons Bedding Co.†	11.25%	7/15/2015	145	155,150

Total				160,787

Industrial Products 0.25%
Hyundai Steel Co. (South Korea)†(b)	4.625%	4/21/2016	200	206,705

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.93%
Aflac, Inc.	3.45%	8/15/2015	$50	$51,652
Liberty Mutual Group, Inc.†	5.75%	3/15/2014	150	160,025
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	50	55,504
Liberty Mutual Group, Inc.†	7.25%	9/1/2012	50	52,646
MetLife, Inc.	5.00%	6/15/2015	25	27,510
Willis North America, Inc.	5.625%	7/15/2015	385	416,922

Total				764,259

Investment Management Companies 0.38%
Lazard Group LLC	7.125%	5/15/2015	250	281,974
Offshore Group Investment Ltd.†	11.50%	8/1/2015	25	27,625

Total				309,599

Leasing 0.56%
International Lease Finance Corp.	5.40%	2/15/2012	250	257,500
International Lease Finance Corp.	5.75%	5/15/2016	150	151,364
International Lease Finance Corp.†	6.50%	9/1/2014	50	54,000

Total				462,864

Lodging 0.26%
Hyatt Hotels Corp.†	5.75%	8/15/2015	50	52,726
Marina District Finance Co., Inc.†	9.875%	8/15/2018	125	131,250
Wyndham Worldwide Corp.	9.875%	5/1/2014	25	29,624

Total				213,600

Machinery: Agricultural 0.16%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	125	127,188

Machinery: Industrial/Specialty 0.62%
Amkor Technology, Inc.†	6.625%	6/1/2021	25	25,125
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	200	204,000
SPX Corp.	7.625%	12/15/2014	250	280,000

Total				509,125

Machinery: Oil Well Equipment & Services 0.03%
National Oilwell Varco, Inc.	6.125%	8/15/2015	20	20,572

Materials & Commodities 0.16%
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	125	134,063

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.36%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	$125	$128,594
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	850	929,586
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	55	56,031

Total				1,114,211

Metals & Minerals: Miscellaneous 3.48%
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	600	726,503
Barrick Gold Corp. (Canada)†(b)	2.90%	5/30/2016	150	150,590
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	625	685,952
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	130	140,075
Rio Tinto Finance USA Ltd. (Australia)(b)	8.95%	5/1/2014	350	423,547
Teck Resources Ltd. (Canada)(b)	10.25%	5/15/2016	500	600,598
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	100	127,551

Total				2,854,816

Natural Gas 0.45%
Spectra Energy Capital LLC	5.50%	3/1/2014	55	60,414
Tennessee Gas Pipeline Co.	8.00%	2/1/2016	250	305,986

Total				366,400

Oil 2.61%
Brigham Exploration Co.†	6.875%	6/1/2019	25	25,188
Brigham Exploration Co.	8.75%	10/1/2018	90	99,225
CNPC HK Overseas Capital Ltd. (China)†(b)	3.125%	4/28/2016	200	199,924
Continental Resources, Inc.	8.25%	10/1/2019	175	193,375
Ensco plc (United Kingdom)(b)	3.25%	3/15/2016	30	30,623
Holly Corp.	9.875%	6/15/2017	175	197,312
KazMunaiGas National Co. (Kazakhstan)†(b)	8.375%	7/2/2013	100	111,536
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	100	110,261
Marathon Petroleum Corp.†	3.50%	3/1/2016	300	308,379
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	125	126,406
NuStar Logistics LP	6.05%	3/15/2013	255	272,931
PC Financial Partnership	5.00%	11/15/2014	25	27,488
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	100	105,917
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	3/13/2013	100	109,500
Whiting Petroleum Corp.	7.00%	2/1/2014	200	217,000

Total				2,135,065

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 2.66%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	$100	$107,250
Enterprise Products Operating LLC	4.60%	8/1/2012	50	52,050
Enterprise Products Operating LLC	5.90%	4/15/2013	340	368,135
Enterprise Products Operating LLC	6.125%	2/1/2013	15	16,150
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	25	26,281
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	240	264,195
NGPL PipeCo LLC†	6.514%	12/15/2012	400	421,954
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	225	231,413
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	75	81,860
Southeast Supply Header LLC†	4.85%	8/15/2014	250	267,359
Southern Star Central Corp.	6.75%	3/1/2016	200	205,500
Southern Star Central Corp.†	6.75%	3/1/2016	25	25,688
Unit Corp.	6.625%	5/15/2021	5	5,081
W&T Offshore, Inc.†	8.25%	6/15/2014	100	104,750

Total				2,177,666

Oil: Integrated Domestic 1.18%
Buckeye Partners LP	4.625%	7/15/2013	125	132,810
Frontier Oil Corp.	8.50%	9/15/2016	75	81,563
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	200	198,245
Rockies Express Pipeline LLC†	3.90%	4/15/2015	150	152,345
Rockies Express Pipeline LLC†	6.25%	7/15/2013	375	403,643

Total				968,606

Oil: Integrated International 0.13%
Oil States International, Inc.†	6.50%	6/1/2019	50	50,437
Weatherford International Ltd. (Switzerland)(b)	5.50%	2/15/2016	50	55,174

Total				105,611

Paper & Forest Products 1.53%
Georgia-Pacific LLC†	7.125%	1/15/2017	400	427,000
Georgia-Pacific LLC†	8.25%	5/1/2016	350	399,000
Inversiones CMPC SA (Chile)†(b)	4.875%	6/18/2013	50	52,527
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	25	25,500
MeadWestvaco Corp.	6.85%	4/1/2012	150	156,183
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	145	149,531
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	40	40,900

Total				1,250,641

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Plastics 0.03%
Plastipak Holdings, Inc.†	8.50%	12/15/2015	$25	$26,188

Pollution Control 1.18%
Allied Waste North America, Inc.	6.875%	6/1/2017	575	625,364
Clean Harbors, Inc.†	7.625%	8/15/2016	15	16,088
Clean Harbors, Inc.	7.625%	8/15/2016	180	193,050
Waste Management, Inc.	5.00%	3/15/2014	125	136,279

Total				970,781

Printing 0.19%
Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	150	156,375

Real Estate Investment Trusts 3.45%
AvalonBay Communities, Inc.	4.95%	3/15/2013	500	531,514
AvalonBay Communities, Inc.	5.375%	4/15/2014	150	165,391
Developers Diversified Realty Corp.	5.375%	10/15/2012	200	207,234
Developers Diversified Realty Corp.	5.50%	5/1/2015	50	53,476
Federal Realty Investment Trust	5.95%	8/15/2014	20	22,227
HCP, Inc.	5.65%	12/15/2013	35	38,238
HCP, Inc.	6.00%	1/30/2017	35	39,214
Health Care REIT, Inc.	3.625%	3/15/2016	25	25,385
Health Care REIT, Inc.	5.875%	5/15/2015	65	72,285
Kilroy Realty LP	5.00%	11/3/2015	225	236,296
MPT Operating Partnership LP/MPT Finance Corp.†	6.875%	5/1/2021	15	15,150
Reckson Operating Partnership LP	5.875%	8/15/2014	65	70,555
Regency Centers LP	4.95%	4/15/2014	500	531,813
Regency Centers LP	5.25%	8/1/2015	60	65,454
Rouse Co. LP (The)	6.75%	11/9/2015	300	311,250
Tanger Properties LP	6.15%	11/15/2015	25	28,102
UDR, Inc.	4.25%	6/1/2018	35	34,940
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	300	301,063
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	75	77,698

Total				2,827,285

Restaurants 0.03%
OSI Restaurant Partners LLC	10.00%	6/15/2015	25	26,438

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.32%
DineEquity, Inc.†	9.50%	10/30/2018	$90	$99,000
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	125	132,187
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	25	27,438

Total				258,625

Retail: Specialty 0.15%
Michaels Stores, Inc.	11.375%	11/1/2016	90	97,763
Wesfarmers Ltd. (Australia)†(b)	2.983%	5/18/2016	25	25,149

Total				122,912

Services 0.45%
Corrections Corp. of America	6.25%	3/15/2013	25	25,187
FireKeepers Development Authority†	13.875%	5/1/2015	120	141,300
Iron Mountain, Inc.	6.625%	1/1/2016	200	201,000

Total				367,487

Steel 0.16%
Allegheny Technologies, Inc.	8.375%	12/15/2011	125	128,590

Storage Facilities 0.20%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.875%	3/15/2018	150	162,000

Telecommunications 3.37%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	400	441,500
DigitalGlobe, Inc.	10.50%	5/1/2014	387	434,891
GeoEye, Inc.	8.625%	10/1/2016	105	112,088
GeoEye, Inc.	9.625%	10/1/2015	25	28,344
Qtel International Finance Ltd.†	3.375%	10/14/2016	200	198,482
Qwest Corp.	8.875%	3/15/2012	475	501,719
Telecom Italia Capital SA (Italy)(b)	6.20%	7/18/2011	30	30,201
Verizon New York, Inc.	6.875%	4/1/2012	400	420,380
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%	2/2/2016	200	209,318
Virgin Media Finance plc (United Kingdom)(b)	9.125%	8/15/2016	200	211,500
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	150	175,125

Total				2,763,548

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications Services 0.15%
Avaya, Inc.	9.75%	11/1/2015	$120	$125,250

Tobacco 0.73%
Altria Group, Inc.	4.125%	9/11/2015	530	564,787
Altria Group, Inc.	7.75%	2/6/2014	30	34,842

Total				599,629

Transportation: Miscellaneous 0.95%
AMGH Merger Sub, Inc.†	9.25%	11/1/2018	25	26,969
Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	400	397,787
CSX Corp.	6.30%	3/15/2012	30	31,319
Florida East Coast Railway Corp.†	8.125%	2/1/2017	110	115,225
Kansas City Southern de Mexico SA de CV (Mexico)†(b)	6.125%	6/15/2021	5	5,050
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	175	188,563
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	12	11,820

Total				776,733

Utilities: Electrical 0.20%
Otter Tail Corp.	9.00%	12/15/2016	150	167,437

Total Corporate Bonds (cost $44,486,455)				44,550,528

FLOATING RATE LOANS(c) 0.22%

Business Services 0.03%
SymphonyIRI Group, Inc. New Term Loan B	6.00%	11/28/2017	25	25,063

Chemicals 0.01%
Potters Industries 1st Lien Term Loan	6.00%	5/5/2017	5	5,037

Manufacturing 0.01%
Sensus USA, Inc. 1st Lien Term Loan	4.75%	5/9/2017	5	5,034

Retail 0.05%
J. Crew Operating Corp. New Term Loan B	4.75%	3/7/2018	50	49,145

Retail: Specialty 0.06%
Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	5/16/2017	50	49,795

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology 0.06%
Springboard Finance LLC Dollar Term Loan	7.00%		2/23/2015	$49	$49,443

Total Floating Rate Loans (cost $183,489)					183,517

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.11%
Federal Home Loan Mortgage Corp. K013 A1	2.902%		8/25/2020	1,010	1,028,168
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		6/25/2046	1,180	1,191,788
Federal National Mortgage Assoc. 2009-M2 A1	2.387%		1/25/2019	125	127,795
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	195	204,869

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $2,540,622)					2,552,620

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.48%
Federal Home Loan Mortgage Corp.	4.732%	#	4/1/2034	355	375,470
Federal Home Loan Mortgage Corp.	5.02%	#	6/1/2036	107	112,978
Federal Home Loan Mortgage Corp.	5.801%	#	9/1/2037	126	132,943
Federal National Mortgage Assoc.	4.778%	#	9/1/2035	756	804,621
Federal National Mortgage Assoc.	4.786%	#	3/1/2037	849	901,927
Federal National Mortgage Assoc.	4.951%	#	9/1/2037	183	192,283
Federal National Mortgage Assoc.	5.079%	#	10/1/2038	1,019	1,090,094
Federal National Mortgage Assoc.	5.197%	#	10/1/2038	727	773,809
Federal National Mortgage Assoc.	5.50%		2/1/2038	605	658,201
Federal National Mortgage Assoc.(d)	5.50%		TBA	1,000	1,084,219

Total Government Sponsored Enterprises Pass-Throughs (cost $6,139,333)					6,126,545

MUNICIPAL BOND 0.09%

Finance
Puerto Rico Comwlth Govt Dev Bk Ser B (cost $75,000)	4.704%		5/1/2016	75	76,626

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 17.68%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	296	301,403
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	68	67,921
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%		10/10/2045	70	76,605
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.195%	#	9/10/2047	100	110,189
Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%		7/10/2046	105	108,807

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	$293	$314,486
Banc of America Large Loan, Inc. 2010-RC30 A5A†	5.334%		12/16/2043	350	378,484
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%		10/15/2036	45	46,309
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.697%	#	9/11/2038	50	53,513
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AM	5.761%	#	9/11/2038	200	212,439
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A4	5.201%		12/11/2038	400	434,118
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.22%	#	7/15/2044	75	73,780
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.378%	#	6/15/2022	200	186,157
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	396	402,541
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	189	190,574
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	53	54,886
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	150	158,870
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%		3/15/2036	50	52,189
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%		8/15/2038	100	109,112
CWCapital Cobalt Ltd. 2006-C1 A4	5.223%		8/15/2048	300	322,986
CWCapital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	35	34,119
Developers Diversified Realty Corp. 2009-DDR1 A†	3.807%		10/14/2022	242	253,736
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%		6/10/2038	527	530,640
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%		12/10/2035	102	104,356
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%		7/10/2037	100	106,146
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%		7/10/2045	500	544,244
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.333%	#	3/10/2044	60	65,866
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%		10/15/2038	33	34,030

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%		5/10/2036	$50	$51,919
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%		1/11/2035	500	517,474
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%		1/5/2036	250	266,221
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.881%	#	7/10/2038	160	168,712
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	145	149,308
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	300	308,993
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%		11/15/2035	65	65,105
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	120	123,653
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	67	68,465
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%		8/15/2042	30	32,620
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 AJ	4.968%	#	8/15/2042	60	59,692
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.203%	#	12/15/2044	400	439,799
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	5.87%	#	4/15/2045	150	167,773
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 AM	5.87%	#	4/15/2045	95	99,967
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	5.817%	#	6/15/2049	242	265,654
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.817%	#	6/15/2049	220	212,675
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%		7/15/2030	680	734,799
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%		9/15/2030	300	326,886
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%		11/15/2030	165	180,740
LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.413%		9/15/2039	125	131,167
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	100	101,878
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	150	153,228
Merrill Lynch Floating Trust 2008-LAQA A2†	0.744%	#	7/9/2021	50	46,601
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.45%	#	11/12/2037	225	217,024
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.22%	#	11/12/2037	360	396,933
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.22%	#	11/12/2037	75	73,813

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%		1/12/2044	$102	$106,422
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%		6/12/2043	100	108,222
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%		8/12/2048	350	373,336
Morgan Stanley Capital I 2005-HQ7 A4	5.203%	#	11/14/2042	100	109,970
Morgan Stanley Capital I 2005-HQ7 AM	5.203%	#	11/14/2042	25	26,516
Morgan Stanley Capital I 2006-HQ8 A4	5.413%	#	3/12/2044	75	82,955
Morgan Stanley Capital I 2006-IQ12 A4	5.332%		12/15/2043	530	578,223
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	39	39,070
NCUA Guaranteed Notes 2010-C1 APT	2.65%		10/29/2020	138	139,756
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	700	727,985
RBSCF Trust 2010-RR4 WBCA†	5.509%		4/16/2047	200	216,108
Salomon Brothers Mortgage Securities VII, Inc. 2001-C2 A3	6.499%		11/13/2036	68	68,188
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.227%	#	7/15/2042	15	14,951
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.203%	#	10/15/2044	200	219,670
Wachovia Bank Commercial Mortgage Trust 2006-C23 AM	5.466%		1/15/2045	200	212,300
Wachovia Bank Commercial Mortgage Trust 2006-C23 B	5.46%	#	1/15/2045	25	24,902
Wachovia Bank Commercial Mortgage Trust 2006-C24 AM	5.609%		3/15/2045	25	26,018
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	150	166,512
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	100	101,168
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	440	456,841

Total Non-Agency Commercial Mortgage-Backed Securities (cost $14,470,845)					14,488,718

U.S. TREASURY OBLIGATION 4.96%
U.S. Treasury Note (cost $4,061,722)	1.375%		1/15/2013	4,000	4,066,564

Total Long-Term Investments (cost $77,587,023)					77,676,554

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 9.61%

Repurchase Agreement
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $7,485,000 of Federal Home Loan Mortgage Corp. at 5.125% due 7/15/2012; value: $8,037,019; proceeds: $7,876,366 (cost $7,876,364)			$7,876	$7,876,364

Total Investments in Securities 104.38% (cost $85,463,387)				85,552,918

Liabilities in Excess of Cash and Other Assets(e) (4.38%)				(3,591,248)

Net Assets 100.00%				$81,961,670

PIK	Payment-in-kind.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of May 31, 2011.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at May 31, 2011.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Liabilities in of Excess Cash and Other Assets include net unrealized depreciation on futures contracts and swaps, as follows:

Open Futures Contracts at May 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	September 2011	37	Long	$8,109,938	$14,928
U.S. 5-Year Treasury Note	September 2011	61	Short	7,267,578	(44,967)

Totals				$15,377,516	$(30,039)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND May 31, 2011

Open Consumer Price Index (“CPI”) Swaps at May 31, 2011:

	Rate Type
Swap Counterparty	Payments Made By The Fund at Termination Date	Payments Received By The Fund at Termination Date	Termination Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Bank of America	2.82%	CPI Urban Consumer NSA	5/4/2020	$ 4,000,000	$3,957,735	$(42,265)
Bank of America	2.42%	CPI Urban Consumer NSA	5/19/2017	15,000,000	15,049,079	49,079
Barclays Bank plc	2.715%	CPI Urban Consumer NSA	5/4/2016	4,000,000	3,951,836	(48,164)
Deutsche Bank	2.59%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,904,853	(95,147)
Deutsche Bank	2.36%	CPI Urban Consumer NSA	5/27/2016	5,000,000	5,000,961	961
Deutsche Bank	2.595%	CPI Urban Consumer NSA	5/12/2016	4,000,000	3,968,253	(31,747)
Deutsche Bank	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,984,958	(15,042)
J.P. Morgan Securities, Inc.	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,959,444	(40,556)
Morgan Stanley	2.375%	CPI Urban Consumer NSA	5/13/2019	12,000,000	11,901,797	(98,203)
UBS Securities, Inc.	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	11,953,984	(46,016)

Net Unrealized Depreciation on Swaps						$(367,100)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.92%

ASSET-BACKED SECURITIES 10.08%

Automobiles 3.49%
Ally Auto Receivables Trust 2011-2 A2	0.67%		10/15/2013	$14,000	$14,012,218
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%		12/9/2013	11,643	11,655,032
AmeriCredit Automobile Receivables Trust 2010-3 A3	1.14%		4/8/2015	9,800	9,826,752
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%		9/8/2014	20,250	20,268,567
BMW Vehicle Lease Trust 2011-1 A3	1.06%		2/20/2014	39,000	39,172,875
Capital Auto Receivables Asset Trust 2008-1 A3B	1.198%	#	8/15/2012	1,018	1,018,735
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.048%	#	1/15/2013	13,672	13,707,786
CarMax Auto Owner Trust 2010-1 A2	0.83%		11/15/2012	2,814	2,814,612
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	11,045	11,057,974
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	1,754	1,754,464
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	12,475	12,483,278
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%		8/8/2013	34,000	34,072,223
Ford Credit Auto Lease Trust 2009-A A3†	3.71%		1/15/2014	4,986	5,006,466
Ford Credit Auto Lease Trust 2010-A A2†	1.04%		3/15/2013	6,634	6,636,984
Ford Credit Auto Lease Trust 2010-B A3†	0.91%		7/15/2013	44,000	44,054,613
Ford Credit Auto Owner Trust 2008-C A3	1.618%	#	6/15/2012	1,219	1,219,840
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%		10/15/2012	217	217,320
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%		11/15/2013	14,250	14,262,255
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%		2/21/2012	64	64,178
Hyundai Auto Receivables Trust 2010-A A2	0.86%		11/15/2012	11,489	11,499,992
Hyundai Auto Receivables Trust 2010-B A2	0.57%		3/15/2013	19,286	19,298,013
Hyundai Auto Receivables Trust 2011-A A2	0.69%		11/15/2013	8,000	8,011,626
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%		4/15/2013	30,800	30,864,689
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%		8/15/2012	7,431	7,434,043
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	3,319	3,321,761
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%		3/15/2013	16,300	16,308,051
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%		11/15/2013	40,960	41,006,514

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%		8/15/2013	$19,490	$19,549,612
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	34,600	35,022,417
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	14,350	14,352,794
Volkswagen Auto Lease Trust 2009-A A3	3.41%		4/16/2012	16,465	16,532,512
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	626	626,210

Total					467,134,406

Credit Cards 4.47%
Bank One Issuance Trust 2004-A5	0.328%	#	3/17/2014	8,695	8,695,004
Cabela’s Master Credit Card Trust 2006-3A A1†	5.26%		10/15/2014	12,150	12,309,402
Cabela’s Master Credit Card Trust 2009-1A A†	2.198%	#	3/16/2015	21,400	21,656,192
Capital One Multi-Asset Execution Trust 2005-A1	0.268%	#	1/15/2015	43,721	43,703,577
Capital One Multi-Asset Execution Trust 2007-A4	0.228%	#	3/16/2015	36,795	36,759,563
Chase Issuance Trust 2005-A6	0.268%	#	7/15/2014	26,191	26,172,656
Citibank Credit Card Issuance Trust 2004-C1	0.848%	#	7/15/2013	15,343	15,340,668
Citibank Credit Card Issuance Trust 2005-A8	0.266%	#	10/20/2014	34,812	34,778,730
Citibank Credit Card Issuance Trust 2009-A1	1.948%	#	3/17/2014	34,465	34,923,819
Citibank Credit Card Issuance Trust 2009-A2	1.748%	#	5/15/2014	35,464	35,965,663
Citibank Omni Master Trust 2009-A8†	2.298%	#	5/16/2016	43,565	44,149,372
Discover Card Master Trust 2009-A1	1.498%	#	12/15/2014	26,060	26,368,509
Discover Card Master Trust 2009-A2 A	1.498%	#	2/17/2015	25,013	25,342,982
Discover Card Master Trust I 2006-2 A2	0.228%	#	1/16/2014	15,387	15,384,355
GE Capital Credit Card Master Note Trust 2009-1 A	2.298%	#	4/15/2015	57,930	58,792,404
MBNA Credit Card Master Note Trust 1997-B A	0.358%	#	8/15/2014	49,624	49,616,417
MBNA Credit Card Master Note Trust 2002-A3	0.438%	#	9/15/2014	53,213	53,264,356
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.258%	#	5/15/2015	35,650	35,518,779
Washington Mutual Master Note Trust 2006-A2A A†	0.248%	#	6/15/2015	19,000	18,997,019

Total					597,739,467

Home Equity 0.00%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	355	340,052

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 2.12%
Illinois Student Assistance Commission 2010-1 A1	0.754%	#	4/25/2017	$15,160	$15,164,520
Nelnet Student Loan Trust 2010-3A A†	1.054%	#	7/27/2048	13,977	14,060,247
Nelnet Student Loan Trust 2010-4A A†	0.994%	#	4/25/2046	30,192	30,225,364
Pennsylvania Higher Education Assistance Agency 2005-1 A1	0.304%	#	7/25/2016	3,981	3,976,314
Pennsylvania Higher Education Assistance Agency 2009-2 A1	0.874%	#	4/25/2019	7,909	7,915,538
SLM Student Loan Trust 2004-1 A2	0.414%	#	7/25/2018	5,091	5,089,461
SLM Student Loan Trust 2004-2 A4	0.404%	#	10/25/2019	7,689	7,652,747
SLM Student Loan Trust 2005-3 A3	0.304%	#	7/25/2016	2,329	2,327,183
SLM Student Loan Trust 2006-2 A4	0.364%	#	10/25/2022	25,000	24,804,598
SLM Student Loan Trust 2007-2 A2	0.274%	#	7/25/2017	38,066	37,796,289
SLM Student Loan Trust 2007-6 A2	0.524%	#	1/25/2019	24,000	23,943,590
SLM Student Loan Trust 2007-7 A2	0.474%	#	1/25/2016	18,584	18,548,052
SLM Student Loan Trust 2008-3 A1	0.774%	#	1/25/2014	5,574	5,584,660
SLM Student Loan Trust 2008-4 A1	0.954%	#	7/25/2013	4,500	4,504,112
SLM Student Loan Trust 2008-6 A1	0.674%	#	10/27/2014	3,361	3,362,768
SLM Student Loan Trust 2008-7 A1	0.674%	#	10/27/2014	3,421	3,423,777
SLM Student Loan Trust 2008-8 A1	0.774%	#	10/27/2014	2,763	2,766,467
SLM Student Loan Trust 2010-B A1†(a)	2.118%	#	8/15/2016	9,688	9,690,194
SLM Student Loan Trust 2010-C A1†(a)	1.848%	#	12/15/2017	11,915	12,002,294
SLM Student Loan Trust 2011-1 A1	0.714%	#	3/25/2026	34,305	34,379,066
SLM Student Loan Trust 2011-A A1†	1.213%	#	10/15/2024	16,125	16,218,311

Total					283,435,552

Total Asset-Backed Securities (cost $1,347,497,702)					1,348,649,477

CORPORATE BONDS 50.92%

Aerospace/Defense 0.25%
L-3 Communications Corp.	6.375%		10/15/2015	32,454	33,589,890

Air Transportation 0.59%
Continental Airlines, Inc.	7.461%		4/1/2015	8,552	8,637,166
Delta Air Lines, Inc.	4.95%		5/23/2019	4,928	4,928,391
Delta Air Lines, Inc.	6.20%		7/2/2018	14,577	15,014,628
Qantas Airways Ltd. (Australia)†(b)	6.05%		4/15/2016	10,000	10,877,130
Southwest Airlines Co.†	10.50%		12/15/2011	37,050	38,757,783

Total					78,215,098

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Apparel 0.02%
Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%	1/19/2016	$2,500	$2,456,250

Auto Parts: Original Equipment 0.08%
International Automotive Components Group SL (Spain)†(b)	9.125%	6/1/2018	2,900	2,979,750
Stanadyne Holdings, Inc.	12.00%	2/15/2015	6,930	7,120,575

Total				10,100,325

Auto: Replacement Parts 0.01%
PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	1,825	1,879,750

Automotive 0.06%
B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	2,975	3,023,344
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	1,525	1,660,344
Tenneco, Inc.	7.75%	8/15/2018	725	770,312
Tenneco, Inc.	8.125%	11/15/2015	3,000	3,195,000

Total				8,649,000

Banks: Diversified 6.21%
Banco Santander Brasil SA (Brazil)†(b)	4.25%	1/14/2016	1,700	1,704,250
BanColombia SA (Colombia)†(b)	4.25%	1/12/2016	3,480	3,488,700
Bank of America Corp.	7.375%	5/15/2014	68,310	78,048,615
Bank of Nova Scotia (Canada)†(b)	1.45%	7/26/2013	64,010	64,838,994
Bank of Nova Scotia (Canada)(b)	3.40%	1/22/2015	20,000	21,082,800
Barclays Bank plc (United Kingdom)†(b)	2.50%	9/21/2015	38,590	38,574,024
BBVA Bancomer SA†	4.50%	3/10/2016	7,425	7,509,823
CIT Group, Inc.	7.00%	5/1/2017	2,390	2,404,938
Citigroup, Inc.	6.00%	12/13/2013	10,000	10,968,510
Citigroup, Inc.	6.50%	8/19/2013	26,600	29,261,170
Commonwealth Bank of Australia (Australia)†(b)	2.70%	11/25/2014	30,040	31,319,374
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	53,390	52,952,095
Fifth Third Bank	4.75%	2/1/2015	5,817	6,188,363
Finansbank AS (Turkey)†(b)	5.50%	5/11/2016	6,700	6,465,500
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	2,125	2,182,970
Goldman Sachs Group, Inc. (The)	3.625%	2/7/2016	24,855	24,951,587
Goldman Sachs Group, Inc. (The)	3.70%	8/1/2015	37,915	38,533,052
Goldman Sachs Group, Inc. (The)	6.00%	5/1/2014	9,350	10,297,305
HSBC Bank Brasil SA–Banco Multiplo (Brazil)†(b)	4.00%	5/11/2016	9,775	9,799,437
HSBC Bank USA	4.625%	4/1/2014	23,650	25,389,883

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Banks: Diversified (continued)
JPMorgan Chase & Co.	3.45%		3/1/2016		$24,290	$24,831,254
M&I Marshall & Ilsley Bank	0.58%	#	12/4/2012		5,265	5,194,681
Morgan Stanley	5.375%		10/15/2015		29,000	31,445,686
Morgan Stanley	6.00%		5/13/2014		4,300	4,722,716
Morgan Stanley	6.00%		4/28/2015		14,250	15,826,876
NIBC Bank NV (Netherlands)†(b)	2.80%		12/2/2014		49,950	52,075,522
Provident Funding Associates LP/PFG Finance Corp.†	10.125%		2/15/2019		360	374,400
Regions Financial Corp.	7.75%		11/10/2014		5,000	5,485,655
Societe Financement de l’Economie Francaise (France)†(b)	3.375%		5/5/2014		60,050	64,057,257
SunTrust Banks, Inc.	3.60%		4/15/2016		10,000	10,249,930
Toronto-Dominion Bank (The) (Canada)†(b)	2.20%		7/29/2015		64,240	65,359,446
Wells Fargo Bank, N.A.	4.75%		2/9/2015		12,750	13,796,176
Westpac Banking Corp. (Australia)†(b)	2.90%		9/10/2014		67,570	70,841,469

Total						830,222,458

Banks: Money Center 0.84%
1Malaysia Sukuk Global Berhad (Malaysia)†(b)	3.928%		6/4/2015		13,575	14,448,701
Export-Import Bank of Korea (South Korea)(b)	3.75%		10/20/2016		6,675	6,792,754
Kommunalbanken AS (Norway)†(b)	2.375%		1/19/2016		28,130	28,702,670
Western Corporate Federal Credit Union	1.75%		11/2/2012		61,560	62,696,828

Total						112,640,953

Beverages 0.48%
Anheuser-Busch InBev Worldwide, Inc.	5.375%		11/15/2014		29,200	32,722,133
Anheuser-Busch InBev Worldwide, Inc.(d)	9.75%		11/17/2015	BRL	4,750	3,146,094
Bacardi Ltd.†	7.45%		4/1/2014		$9,215	10,699,316
FBG Finance Ltd. (Australia)†(b)	5.125%		6/15/2015		11,230	12,280,612
Foster’s Finance Corp.†	4.875%		10/1/2014		1,900	2,045,249
SABMiller plc (United Kingdom)†(b)	6.20%		7/1/2011		3,687	3,702,876

Total						64,596,280

Biotechnology Research & Production 0.09%
Bio-Rad Laboratories, Inc.	8.00%		9/15/2016		10,440	11,562,300

Broadcasting 0.07%
Citadel Broadcasting Corp.†	7.75%		12/15/2018		4,850	5,268,313
Fisher Communications, Inc.	8.625%		9/15/2014		1,438	1,481,140

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Broadcasting (continued)
Salem Communications Corp.	9.625%	12/15/2016	$2,958	$3,187,245

Total				9,936,698

Brokers 0.11%
E*Trade Financial Corp.	6.75%	6/1/2016	4,700	4,723,500
Raymond James Financial, Inc.	4.25%	4/15/2016	10,225	10,591,484

Total				15,314,984

Building Materials 0.09%
Associated Materials LLC†	9.125%	11/1/2017	9,380	9,720,025
Building Materials Corp. of America†	7.00%	2/15/2020	2,730	2,866,500

Total				12,586,525

Business Services 0.64%
Board of Trustees of The Leland Stanford Junior University (The)	3.625%	5/1/2014	52,426	56,090,735
Fiserv, Inc.	6.125%	11/20/2012	3,850	4,128,640
Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	5,300	5,445,750
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	6,185	6,245,761
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	1,395	1,471,725
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	11,933	12,335,739

Total				85,718,350

Cable Services 0.15%
CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	11,995	14,334,025
Historic TW, Inc.	9.125%	1/15/2013	4,700	5,265,302

Total				19,599,327

Chemicals 2.17%
Airgas, Inc.	2.95%	6/15/2016	9,800	9,786,280
Airgas, Inc.	7.125%	10/1/2018	39,437	43,084,922
Chemtura Corp.†	7.875%	9/1/2018	1,925	2,093,438
Dow Chemical Co. (The)	5.90%	2/15/2015	24,815	28,200,610
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	11,605	11,882,661
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	2,405	2,486,169
Lyondell Chemical Co.	11.00%	5/1/2018	25,500	28,846,875
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	15,767	16,258,174
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	16,603	17,910,486

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Mosaic Co. (The)†	7.625%		12/1/2016	$92,411	$99,238,694
Nova Chemicals Corp. (Canada)(b)	3.542%	#	11/15/2013	4,000	4,005,000
Phibro Animal Health Corp.†	9.25%		7/1/2018	8,000	8,660,000
Rockwood Specialties Group, Inc.	7.50%		11/15/2014	5,200	5,343,000
Westlake Chemical Corp.	6.625%		1/15/2016	9,262	9,586,170
Yara International ASA (Norway)†(b)	5.25%		12/15/2014	3,000	3,330,990

Total					290,713,469

Coal 0.52%
Drummond Co., Inc.	7.375%		2/15/2016	27,566	28,324,065
Drummond Co., Inc.†	9.00%		10/15/2014	21,010	22,165,550
Foundation PA Coal Co.	7.25%		8/1/2014	16,390	16,820,237
Winsway Coking Coal Holding Ltd. (China)†(b)	8.50%		4/8/2016	2,500	2,456,250

Total					69,766,102

Communications & Media 0.03%
Digicel Ltd. (Jamaica)†(b)	12.00%		4/1/2014	2,900	3,385,750

Communications Services 0.09%
Avaya, Inc.	9.75%		11/1/2015	11,060	11,543,875

Computer Hardware 0.36%
Maxim Integrated Products, Inc.	3.45%		6/14/2013	12,427	12,926,839
Seagate Technology International†	10.00%		5/1/2014	29,530	34,550,100

Total					47,476,939

Computer Software 0.24%
SunGard Data Systems, Inc.	10.25%		8/15/2015	31,381	32,714,692

Consumer Products 0.18%
American Greetings Corp.	7.375%		6/1/2016	8,000	8,280,000
Scotts Miracle-Gro Co. (The)	7.25%		1/15/2018	14,462	15,510,495

Total					23,790,495

Containers 0.80%
ARD Finance SA (Luxembourg) PIK†(b)	11.125%		6/1/2018	800	828,000
Ball Corp.	6.625%		3/15/2018	5,030	5,206,050
Crown Americas LLC/Crown Americas Capital Corp. II	7.625%		5/15/2017	13,891	15,245,372
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%		1/1/2017	450	491,625

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers (continued)
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	10/1/2018	$575	$629,625
Rock-Tenn Co.	5.625%	3/15/2013	19,663	20,449,520
Rock-Tenn Co.	9.25%	3/15/2016	32,172	35,389,200
Rock-Tenn Co. Class A	8.20%	8/15/2011	23,435	24,284,519
Sealed Air Corp.†	5.625%	7/15/2013	4,555	4,798,292

Total				107,322,203

Diversified 0.08%
Momentive Performance Materials Holdings, Inc.	11.50%	12/1/2016	10,040	10,868,300

Diversified Materials & Processing 0.16%
Kilroy Realty LP	5.00%	11/3/2015	20,500	21,529,203

Drugs 0.15%
Celgene Corp.	2.45%	10/15/2015	12,580	12,504,960
Valeant Pharmaceuticals International†	6.50%	7/15/2016	6,900	6,900,000

Total				19,404,960

Electric: Power 3.09%
AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(b)	9.50%	11/12/2020	1,800	1,928,700
AES Red Oak LLC	8.54%	11/30/2019	21,258	21,948,696
Arizona Public Service Co.	6.375%	10/15/2011	4,579	4,671,903
Black Hills Corp.	6.50%	5/15/2013	5,750	6,237,744
Black Hills Corp.	9.00%	5/15/2014	9,427	10,968,710
CE Generation LLC	7.416%	12/15/2018	28,925	30,054,689
DPL, Inc.	6.875%	9/1/2011	3,906	3,963,520
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	34,259	35,803,601
EGE Haina Finance Co. (Dominican Republic)†(b)	9.50%	4/26/2017	1,000	1,062,500
Elwood Energy LLC	8.159%	7/5/2026	8,675	8,631,268
Entergy Mississippi, Inc.	3.25%	6/1/2016	10,900	11,008,847
Entergy Mississippi, Inc.	5.92%	2/1/2016	3,900	3,906,318
FPL Energy Virginia Funding Corp.†	7.52%	6/30/2019	28,001	30,314,290
Indiantown Cogeneration LP	9.77%	12/15/2020	29,120	31,730,957
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	32,647	36,238,790
LG&E and KU Energy LLC†	2.125%	11/15/2015	15,740	15,354,386
MidAmerican Energy Holdings Co.	5.00%	2/15/2014	3,000	3,264,255
Mirant Mid-Atlantic Pass Through Trust	8.625%	6/30/2012	12,393	12,826,828

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Nevada Power Co.	7.375%	1/15/2014	$3,000	$3,408,999
Nevada Power Co.	8.25%	6/1/2011	1,600	1,600,000
NiSource Finance Corp.	10.75%	3/15/2016	37,601	49,474,606
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	26,045	29,430,850
NV Energy, Inc.	6.75%	8/15/2017	1,347	1,391,486
Old Dominion Electric Cooperative	6.25%	6/1/2011	4,600	4,600,000
Pedernales Electric Cooperative, Inc.†	4.093%	11/15/2012	1,370	1,383,069
Pepco Holdings, Inc.	2.70%	10/1/2015	9,675	9,748,569
PG&E Corp.	5.75%	4/1/2014	695	770,337
PNM Resources, Inc.	9.25%	5/15/2015	12,683	14,458,620
Portland General Electric Co.†	5.625%	8/1/2013	3,500	3,787,144
PPL WEM Holdings plc (United Kingdom)†(b)	3.90%	5/1/2016	15,000	15,498,885
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	2,550	2,785,331
Scottish Power Ltd. (United Kingdom)(b)	5.375%	3/15/2015	5,035	5,456,999

Total				413,710,897

Electrical Equipment 0.27%
Amphenol Corp.	4.75%	11/15/2014	25,815	28,278,448
Public Service Co. of New Mexico	7.95%	5/15/2018	6,017	6,905,464
STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	1,300	1,417,000

Total				36,600,912

Electrical: Household 0.08%
Whirlpool Corp.	6.125%	6/15/2011	5,275	5,284,458
WireCo WorldGroup†	9.75%	5/15/2017	5,200	5,551,000

Total				10,835,458

Electronics: Semi-Conductors/Components 0.35%
Agilent Technologies, Inc.	2.50%	7/15/2013	9,600	9,783,072
Agilent Technologies, Inc.	5.50%	9/14/2015	10,000	11,139,280
Freescale Semiconductor, Inc.	8.875%	12/15/2014	14,420	15,122,975
Freescale Semiconductor, Inc.	10.125%	12/15/2016	9,500	10,236,250

Total				46,281,577

Energy Equipment & Services 0.06%
Energy Transfer Partners LP	5.95%	2/1/2015	4,843	5,419,239
Energy Transfer Partners LP	6.00%	7/1/2013	1,329	1,441,964

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy Equipment & Services (continued)
Energy Transfer Partners LP	8.50%		4/15/2014	$490	$575,399
Weatherford International, Inc.	5.95%		6/15/2012	1,000	1,043,154

Total					8,479,756

Engineering & Contracting Services 0.20%
American Residential Services LLC†	12.00%		4/15/2015	4,100	4,474,125
New Enterprise Stone & Lime Co., Inc.†	11.00%		9/1/2018	22,250	21,610,313

Total					26,084,438

Entertainment 0.12%
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%		4/15/2016	6,000	6,510,000
Production Resource Group LLC†	8.875%		5/1/2019	5,225	5,381,750
Snoqualmie Entertainment Authority†	9.125%		2/1/2015	3,450	3,458,625

Total					15,350,375

Environmental Services 0.13%
Casella Waste Systems, Inc.	11.00%		7/15/2014	14,450	16,400,750
WCA Waste Corp.†	7.50%		6/15/2019	1,360	1,387,200

Total					17,787,950

Financial Services 4.41%
American Express Credit Corp.	7.30%		8/20/2013	33,650	37,712,497
Aon Corp.	3.125%		5/27/2016	6,900	6,941,352
Aon Corp.	3.50%		9/30/2015	15,000	15,503,910
Astoria Depositor Corp.†	7.902%		5/1/2021	17,105	16,677,729
Banco Bradesco SA†	2.361%	#	5/16/2014	5,000	5,044,365
BNP Paribas Home Loan Covered Bonds SA (France)†(b)	2.20%		11/2/2015	37,200	36,746,718
EDP Finance BV (Netherlands)†(b)	5.375%		11/2/2012	33,900	34,702,277
EDP Finance BV (Netherlands)†(b)	6.00%		2/2/2018	6,500	6,334,328
ERAC USA Finance LLC†	2.25%		1/10/2014	8,975	9,075,403
ERAC USA Finance LLC†	5.80%		10/15/2012	14,000	14,836,486
FMR LLC†	4.75%		3/1/2013	7,295	7,682,000
Fresenius US Finance II, Inc.†	9.00%		7/15/2015	9,500	10,913,125
General Electric Capital Corp.	1.875%		9/16/2013	24,120	24,379,579
General Electric Capital Corp.	5.50%		6/4/2014	10,986	12,169,269
General Electric Capital Corp.	5.65%		6/9/2014	27,550	30,587,112
General Electric Capital Corp.	5.90%		5/13/2014	109,468	122,469,405

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
General Electric Capital Corp.	6.90%		9/15/2015	$5,000	$5,836,005
Hyundai Capital America†	3.75%		4/6/2016	3,750	3,791,621
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%		7/27/2016	2,000	2,058,624
Marsh & McLennan Cos., Inc.	5.375%		7/15/2014	3,700	4,028,882
MU Finance plc (United Kingdom)†(b)	8.375%		2/1/2017	9,000	9,765,000
Prudential Financial, Inc.	4.75%		4/1/2014	19,800	21,408,908
Salton Sea Funding Corp.	7.475%		11/30/2018	2,249	2,425,061
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	22,639	23,036,810
TD Ameritrade Holding Corp.	4.15%		12/1/2014	21,100	22,609,916
Woodside Finance Ltd. (Australia)†(b)	4.50%		11/10/2014	28,561	30,930,221
Woodside Finance Ltd. (Australia)†(b)	5.00%		11/15/2013	10,610	11,435,999
Woodside Finance Ltd. (Australia)†(b)	8.125%		3/1/2014	46,690	54,424,199
Xstrata Finance Ltd. (Canada)†(b)	5.50%		11/16/2011	6,675	6,821,470

Total					590,348,271

Financial: Miscellaneous 0.55%
Ford Motor Credit Co. LLC	5.56%	#	6/15/2011	2,000	2,005,340
Ford Motor Credit Co. LLC	7.25%		10/25/2011	7,194	7,336,132
Ford Motor Credit Co. LLC	8.70%		10/1/2014	12,700	14,503,984
Ford Motor Credit Co. LLC	12.00%		5/15/2015	9,925	12,694,988
NASDAQ OMX Group, Inc. (The)	4.00%		1/15/2015	6,226	6,334,301
SLM Corp.	6.25%		1/25/2016	26,590	27,879,722
Turkiye Garanti Bankasi AS (Turkey)†(b)	2.774%	#	4/20/2016	2,500	2,518,750

Total					73,273,217

Food 0.92%
Arcor (Argentina)†(b)	7.25%		11/9/2017	836	900,790
CCL Finance Ltd.†	9.50%		8/15/2014	1,800	2,097,000
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%		2/10/2017	7,700	8,142,750
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%		2/1/2020	12,850	12,850,000
Southern States Cooperative, Inc.†	11.25%		5/15/2015	14,563	15,982,892
Tate & Lyle International Finance plc (United Kingdom)†(b)	6.125%		6/15/2011	5,279	5,287,109
Tyson Foods, Inc.	6.85%		4/1/2016	9,465	10,600,800
Tyson Foods, Inc.	10.50%		3/1/2014	24,501	29,615,584
Wm. Wrigley Jr. Co.†	3.70%		6/30/2014	35,805	37,451,242

Total					122,928,167

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.18%
CCM Merger, Inc.†	8.00%		8/1/2013	$8,575	$8,617,875
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%		10/15/2015	14,349	15,640,410

Total					24,258,285

Health Care Products 1.07%
Bausch & Lomb, Inc.	9.875%		11/1/2015	8,606	9,251,450
Biomet, Inc.	11.625%		10/15/2017	31,020	34,975,050
Cardinal Health, Inc.	5.65%		6/15/2012	7,875	8,223,776
HCA, Inc.	8.50%		4/15/2019	24,375	27,391,406
HCA, Inc.	9.125%		11/15/2014	11,687	12,220,219
HCA, Inc.	9.25%		11/15/2016	10,750	11,529,375
HCA, Inc. PIK	9.625%		11/15/2016	30,759	32,989,028
Quest Diagnostics, Inc.	1.159%	#	3/24/2014	6,500	6,543,446

Total					143,123,750

Health Care Services 0.41%
Centene Corp.	5.75%		6/1/2017	12,000	11,850,000
Community Health Systems, Inc.	8.875%		7/15/2015	850	879,750
Express Scripts, Inc.	5.25%		6/15/2012	13,550	14,136,485
Kindred Healthcare, Inc.†	8.25%		6/1/2019	2,050	2,078,188
Omega Healthcare Investors, Inc.	7.00%		1/15/2016	16,725	17,331,281
Vanguard Health Systems, Inc.†	Zero Coupon		2/1/2016	12,150	7,912,687

Total					54,188,391

Hospital Management 0.14%
Universal Health Services, Inc.	6.75%		11/15/2011	5,336	5,450,804
Universal Health Services, Inc.	7.125%		6/30/2016	11,434	12,693,192

Total					18,143,996

Household Equipment/Products 0.09%
American Standard Americas†	10.75%		1/15/2016	5,875	6,183,438
Libbey Glass, Inc.	10.00%		2/15/2015	5,864	6,421,080

Total					12,604,518

Household Furnishings 0.14%
Sealy Mattress Co.†	10.875%		4/15/2016	2,279	2,569,573
Simmons Bedding Co.†	11.25%		7/15/2015	15,164	16,225,480

Total					18,795,053

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Industrial Products 0.04%
Hyundai Steel Co. (South Korea)†(b)	4.625%	4/21/2016	$5,500	$5,684,382

Insurance 1.10%
ACE INA Holdings, Inc.	2.60%	11/23/2015	6,095	6,142,785
ACE INA Holdings, Inc.	5.60%	5/15/2015	6,809	7,626,271
Aflac, Inc.	3.45%	8/15/2015	32,700	33,780,179
Fidelity National Financial, Inc.	6.60%	5/15/2017	11,750	12,803,705
Fidelity National Financial, Inc.	7.30%	8/15/2011	3,700	3,743,808
Liberty Mutual Group, Inc.†	5.75%	3/15/2014	22,472	23,973,826
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	9,100	10,101,783
Liberty Mutual Group, Inc.†	7.25%	9/1/2012	767	807,594
Markel Corp.	6.80%	2/15/2013	5,000	5,378,885
MetLife, Inc.	5.00%	6/15/2015	17,500	19,257,437
Willis Group Holdings plc (United Kingdom)(b)	4.125%	3/15/2016	7,000	7,177,506
Willis North America, Inc.	5.625%	7/15/2015	14,845	16,075,858

Total				146,869,637

Investment Management Companies 0.34%
Constellation Enterprises LLC†	10.625%	2/1/2016	1,000	1,040,000
Lazard Group LLC	7.125%	5/15/2015	35,764	40,338,073
Offshore Group Investment Ltd.†	11.50%	8/1/2015	1,585	1,751,425
Offshore Group Investment Ltd.	11.50%	8/1/2015	2,375	2,630,312

Total				45,759,810

Leasing 0.38%
International Lease Finance Corp.	5.40%	2/15/2012	20,250	20,857,500
International Lease Finance Corp.	5.75%	5/15/2016	18,500	18,668,220
International Lease Finance Corp.†	6.50%	9/1/2014	5,000	5,400,000
International Lease Finance Corp.	8.625%	9/15/2015	5,225	5,798,444

Total				50,724,164

Lodging 0.15%
Marina District Finance Co., Inc.†	9.875%	8/15/2018	6,450	6,772,500
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	400	415,000
Wyndham Worldwide Corp.	9.875%	5/1/2014	11,250	13,330,991

Total				20,518,491

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.01%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	$1,475	$1,500,813

Machinery: Industrial/Specialty 0.25%
Amkor Technology, Inc.†	6.625%	6/1/2021	2,500	2,512,500
CPM Holdings, Inc.†	10.875%	9/1/2014	13,090	14,333,550
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	4,375	4,462,500
SPX Corp.	7.625%	12/15/2014	10,500	11,760,000

Total				33,068,550

Machinery: Oil Well Equipment & Services 0.15%
National Oilwell Varco, Inc.	6.125%	8/15/2015	16,320	16,786,980
Ormat Funding Corp.	8.25%	12/30/2020	3,060	3,029,889

Total				19,816,869

Manufacturing 0.03%
Smiths Group plc (United Kingdom)†(b)	6.05%	5/15/2014	3,075	3,360,594

Materials & Commodities 0.14%
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	17,025	18,259,313

Media 1.95%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	72,903	74,998,961
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	119,990	131,224,784
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	3,100	3,572,750
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	1,244	1,471,030
Rainbow National Services LLC†	10.375%	9/1/2014	15,603	16,227,120
Videotron Ltee (Canada)(b)	6.375%	12/15/2015	1,500	1,552,500
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	13,793	14,051,619
Virgin Media Finance plc (United Kingdom)(b)	9.125%	8/15/2016	4,930	5,213,475
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	11,365	12,572,531

Total				260,884,770

Metal Fabricating 0.08%
Timken Co.	6.00%	9/15/2014	9,795	10,962,123

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 3.11%
Anglo American Capital plc (United Kingdom)†(b)	2.15%	9/27/2013	$19,465	$19,760,751
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	66,698	80,760,540
Barrick Gold Corp. (Canada)†(b)	2.90%	5/30/2016	19,850	19,928,090
Compass Minerals International, Inc.	8.00%	6/1/2019	10,673	11,847,030
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	99,397	109,090,494
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	7,625	8,215,937
Rio Tinto Finance USA Ltd. (Australia)(b)	8.95%	5/1/2014	38,903	47,077,843
Taseko Mines Ltd. (Canada)(b)	7.75%	4/15/2019	1,100	1,122,000
Teck Resources Ltd. (Canada)(b)	10.25%	5/15/2016	91,055	109,374,993
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	7,100	9,056,085

Total				416,233,763

Natural Gas 0.30%
Florida Gas Transmission Co. LLC†	4.00%	7/15/2015	8,785	9,256,746
Florida Gas Transmission Co. LLC†	7.00%	7/17/2012	1,500	1,578,606
Source Gas LLC†	5.90%	4/1/2017	3,180	3,217,117
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	1,925	2,128,573
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,340	1,345,025
Tennessee Gas Pipeline Co.	8.00%	2/1/2016	16,180	19,803,381
Towngas China Co., Ltd. (Hong Kong)(b)	8.25%	9/23/2011	3,000	3,057,036

Total				40,386,484

Oil 1.67%
Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	2,050	2,265,250
Brigham Exploration Co.†	6.875%	6/1/2019	1,975	1,989,813
Brigham Exploration Co.	8.75%	10/1/2018	8,325	9,178,312
Canadian Oil Sands Ltd. (Canada)†(b)	5.80%	8/15/2013	6,550	7,054,926
CNPC HK Overseas Capital Ltd. (China)†(b)	3.125%	4/28/2016	4,000	3,998,480
Continental Resources, Inc.	8.25%	10/1/2019	9,920	10,961,600
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	9,229	10,078,188
Ensco plc (United Kingdom)(b)	3.25%	3/15/2016	10,975	11,202,764
Holly Corp.	9.875%	6/15/2017	11,750	13,248,125
KazMunaiGas National Co. (Kazakhstan)†(b)	8.375%	7/2/2013	6,000	6,692,160
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	11,166	12,311,743
Marathon Petroleum Corp.†	3.50%	3/1/2016	8,200	8,429,034
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	4,800	4,854,000
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017	2,100	2,352,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Oasis Petroleum, Inc.†	7.25%	2/1/2019	$1,325	$1,338,250
PC Financial Partnership	5.00%	11/15/2014	4,275	4,700,444
Petro-Canada (Canada)(b)	4.00%	7/15/2013	4,700	4,965,057
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	26,700	28,279,946
QEP Resources, Inc.	6.05%	9/1/2016	5,000	5,260,970
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	23,550	25,787,250
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.832%	9/30/2016	13,868	15,151,063
Rosetta Resources, Inc.	9.50%	4/15/2018	8,858	9,943,105
SEACOR Holdings, Inc.	5.875%	10/1/2012	4,110	4,249,226
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	1,015	1,158,582
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	3/13/2013	5,150	5,639,250
Whiting Petroleum Corp.	7.00%	2/1/2014	11,150	12,097,750

Total				223,187,288

Oil: Crude Producers 2.26%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	13,065	14,012,212
Enogex LLC†	6.875%	7/15/2014	5,060	5,599,270
Enterprise Products Operating LLC	4.60%	8/1/2012	3,170	3,299,973
Enterprise Products Operating LLC	5.90%	4/15/2013	10,500	11,368,865
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	15,688	17,394,870
Holly Energy Partners LP/Holly Energy Finance Corp.	6.25%	3/1/2015	4,615	4,638,075
Holly Energy Partners LP/Holly Energy Finance Corp.†	8.25%	3/15/2018	10,900	11,554,000
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	8,197	8,617,096
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	19,529	21,313,936
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	34,235	37,686,265
NGPL PipeCo LLC†	6.514%	12/15/2012	30,813	32,504,202
Noble Energy, Inc.	5.25%	4/15/2014	1,350	1,475,766
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	34,350	35,328,975
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	12,990	14,178,130
Petroleum Development Corp.	12.00%	2/15/2018	12,571	14,205,230
Southeast Supply Header LLC†	4.85%	8/15/2014	36,102	38,608,815
Southern Star Central Corp.†	6.75%	3/1/2016	24,370	25,040,175
Unit Corp.	6.625%	5/15/2021	1,000	1,016,250
W&T Offshore, Inc.†	8.25%	6/15/2014	4,240	4,441,400

Total				302,283,505

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 1.63%
Buckeye Partners LP	4.625%	7/15/2013	$18,375	$19,523,088
Colorado Interstate Gas Co.	6.80%	11/15/2015	8,613	10,132,006
Frontier Oil Corp.	8.50%	9/15/2016	7,480	8,134,500
Kinder Morgan Energy Partners LP	3.50%	3/1/2016	5,000	5,162,220
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	40,455	40,100,008
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	23,000	24,875,167
National Fuel Gas Co.	5.25%	3/1/2013	3,655	3,890,287
ONEOK Partners LP	3.25%	2/1/2016	9,000	9,221,976
Rockies Express Pipeline LLC†	3.90%	4/15/2015	53,260	54,092,560
Rockies Express Pipeline LLC†	6.25%	7/15/2013	36,410	39,191,069
SESI LLC†	6.375%	5/1/2019	1,900	1,900,000
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	1,915	2,029,900

Total				218,252,781

Oil: Integrated International 0.21%
Oil States International, Inc.†	6.50%	6/1/2019	6,700	6,758,625
Statoil ASA (Norway)(b)	9.125%	7/15/2014	7,800	9,510,564
Weatherford International Ltd. (Switzerland)(b)	4.95%	10/15/2013	700	750,170
Weatherford International Ltd. (Switzerland)(b)	5.50%	2/15/2016	9,950	10,979,606

Total				27,998,965

Paper & Forest Products 2.25%
China Forestry Holdings Ltd. (China)†(b)	7.75%	11/17/2015	1,900	1,529,500
Clearwater Paper Corp.	10.625%	6/15/2016	8,440	9,600,500
Exopack Holding Corp.	11.25%	2/1/2014	3,500	3,605,000
Georgia-Pacific LLC†	7.125%	1/15/2017	60,647	64,740,672
Georgia-Pacific LLC	7.70%	6/15/2015	5,470	6,372,550
Georgia-Pacific LLC†	8.25%	5/1/2016	74,238	84,631,320
Inversiones CMPC SA (Chile)†(b)	4.875%	6/18/2013	560	588,307
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	2,625	2,677,500
Louisiana-Pacific Corp.	13.00%	3/15/2017	4,200	4,436,250
MeadWestvaco Corp.	6.85%	4/1/2012	11,560	12,036,480
PH Glatfelter Co.	7.125%	5/1/2016	15,550	16,113,687
Plum Creek Timberlands LP	5.875%	11/15/2015	28,677	32,055,409
SCA Finans AB (Sweden)†(b)	4.50%	7/15/2015	14,350	15,113,033
Sino-Forest Corp. (Hong Kong)†(b)	10.25%	7/28/2014	6,803	7,381,255
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	37,092	38,251,125
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	1,525	1,559,313

Total				300,691,901

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Plastics 0.10%
Plastipak Holdings, Inc.†	8.50%	12/15/2015	$13,047	$13,666,733

Pollution Control 0.46%
Allied Waste North America, Inc.	6.875%	6/1/2017	36,865	40,094,005
Clean Harbors, Inc.†	7.625%	8/15/2016	7,925	8,499,563
Clean Harbors, Inc.	7.625%	8/15/2016	12,486	13,391,235

Total				61,984,803

Printing 0.16%
Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	11,075	11,545,688
Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	9,100	9,486,750

Total				21,032,438

Real Estate Investment Trusts 1.95%
Arden Realty LP	5.25%	3/1/2015	22,395	24,640,278
AvalonBay Communities, Inc.	4.95%	3/15/2013	465	494,308
AvalonBay Communities, Inc.	5.375%	4/15/2014	3,000	3,307,812
Developers Diversified Realty Corp.	5.375%	10/15/2012	4,007	4,151,941
Developers Diversified Realty Corp.	5.50%	5/1/2015	7,795	8,336,963
Federal Realty Investment Trust	5.40%	12/1/2013	2,738	2,964,876
Federal Realty Investment Trust	5.95%	8/15/2014	14,560	16,181,518
Federal Realty Investment Trust	6.00%	7/15/2012	12,809	13,473,672
HCP, Inc.	5.65%	12/15/2013	4,258	4,651,916
HCP, Inc.	6.00%	1/30/2017	19,525	21,875,673
Health Care REIT, Inc.	3.625%	3/15/2016	12,975	13,174,581
Health Care REIT, Inc.	5.875%	5/15/2015	8,680	9,652,863
MPT Operating Partnership LP/MPT Finance Corp.†	6.875%	5/1/2021	3,000	3,030,000
Potlatch Corp.	6.95%	12/15/2015	1,500	1,516,875
Reckson Operating Partnership LP	5.875%	8/15/2014	4,078	4,426,490
Regency Centers LP	4.95%	4/15/2014	450	478,632
Regency Centers LP	5.25%	8/1/2015	2,230	2,432,689
Rouse Co. LP (The)	6.75%	11/9/2015	13,018	13,506,175
Rouse Co. LP/TRC Co-Issuer, Inc.†	6.75%	5/1/2013	10,000	10,400,000
Tanger Properties LP	6.15%	11/15/2015	16,672	18,740,979
UDR, Inc.	4.25%	6/1/2018	5,565	5,555,517
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	10,000	10,035,440
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	890	922,012
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	52,297	54,178,018

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Ventas Realty LP/Ventas Capital Corp.	6.75%	4/1/2017	$11,940	$12,732,529

Total				260,861,757

Restaurants 0.04%
OSI Restaurant Partners LLC	10.00%	6/15/2015	5,400	5,710,500

Retail 0.35%
DineEquity, Inc.†	9.50%	10/30/2018	5,400	5,940,000
Macy’s Retail Holdings, Inc.	7.45%	9/15/2011	4,500	4,603,657
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	15,400	16,285,500
QVC, Inc.†	7.125%	4/15/2017	7,000	7,525,000
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	11,300	12,401,750

Total				46,755,907

Retail: Specialty 0.19%
Michaels Stores, Inc.	11.375%	11/1/2016	9,770	10,612,662
Wesfarmers Ltd. (Australia)†(b)	2.983%	5/18/2016	14,975	15,064,296

Total				25,676,958

Savings & Loan 0.47%
U.S. Central Federal Credit Union	1.90%	10/19/2012	62,121	63,390,194

Services 0.57%
Corrections Corp. of America	6.25%	3/15/2013	8,969	9,036,268
Corrections Corp. of America	6.75%	1/31/2014	4,757	4,834,301
FireKeepers Development Authority†	13.875%	5/1/2015	19,547	23,016,592
Iron Mountain, Inc.	6.625%	1/1/2016	38,671	38,864,355

Total				75,751,516

Soaps & Household Chemicals 0.05%
Church & Dwight Co., Inc.	3.35%	12/15/2015	5,825	6,006,868

Steel 0.07%
Valmont Industries, Inc.	6.875%	5/1/2014	9,677	9,918,925

Storage Facilities 0.12%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.875%	3/15/2018	14,875	16,065,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 1.94%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	$9,558	$9,749,160
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	55,719	61,499,846
DigitalGlobe, Inc.	10.50%	5/1/2014	17,125	19,244,219
GeoEye, Inc.	9.625%	10/1/2015	3,425	3,883,094
Inmarsat Finance plc (United Kingdom)†(b)	7.375%	12/1/2017	4,200	4,473,000
Intelsat Jackson Holdings SA (Luxembourg)†(b)	7.25%	4/1/2019	6,800	6,885,000
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019	2,750	2,956,250
Qtel International Finance Ltd.†	3.375%	10/14/2016	3,000	2,977,233
Qwest Corp.	7.875%	9/1/2011	26,000	26,390,000
Qwest Corp.	8.875%	3/15/2012	42,931	45,345,869
Telecom Italia Capital SA (Italy)(b)	6.20%	7/18/2011	7,495	7,545,321
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	10,425	10,987,950
TELUS Corp. (Canada)(b)	8.00%	6/1/2011	7,626	7,626,000
Verizon New York, Inc.	6.875%	4/1/2012	16,087	16,906,649
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	3,600	4,012,848
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%	2/2/2016	3,500	3,663,065
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	5,050	5,378,250
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	16,525	19,292,937

Total				258,816,691

Tobacco 0.65%
Altria Group, Inc.	4.125%	9/11/2015	15,930	16,975,565
Altria Group, Inc.	7.75%	2/6/2014	21,042	24,438,263
Altria Group, Inc.	8.50%	11/10/2013	5,023	5,864,292
Reynolds American, Inc.	7.25%	6/1/2012	5,915	6,254,870
Universal Corp.	6.25%	12/1/2014	30,900	34,033,662

Total				87,566,652

Transportation: Miscellaneous 0.55%
AMGH Merger Sub, Inc.†	9.25%	11/1/2018	2,675	2,885,656
Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	42,600	42,364,337
CMA CGM SA (France)†(b)	8.50%	4/15/2017	2,875	2,630,625
Commercial Barge Line Co.	12.50%	7/15/2017	3,850	4,485,250
Florida East Coast Holdings Corp. PIK†	10.50%	8/1/2017	4,450	4,661,375
Florida East Coast Railway Corp.†	8.125%	2/1/2017	600	628,500
Kansas City Southern de Mexico SA de CV (Mexico)†(b)	6.125%	6/15/2021	2,000	2,020,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous (continued)
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	$12,500	$13,468,750
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	988	973,180

Total				74,117,673

Utilities: Electrical 0.52%
Otter Tail Corp.	9.00%	12/15/2016	24,492	27,339,195
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	27,000	28,596,024
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	5.62%	10/25/2012	13,420	14,033,361

Total				69,968,580

Total Corporate Bonds (cost $6,652,420,390)				6,812,114,585

FLOATING RATE LOANS(c) 0.99%

Air Transportation 0.06%
Delta Air Lines, Inc. New Term Loan B	5.50%	4/20/2017	8,000	7,944,168

Business Services 0.10%
Alliance Laundry Systems LLC Term Loan B	6.25%	9/30/2016	8,976	9,061,920
SymphonyIRI Group, Inc. New Term Loan B	6.00%	11/28/2017	3,700	3,709,250

Total				12,771,170

Chemicals 0.05%
Chemtura Corp. Exit Term Loan B	5.50%	8/27/2016	5,000	5,040,625
Potters Industries 1st Lien Term Loan	6.00%	5/5/2017	1,245	1,254,322

Total				6,294,947

Communications Services 0.07%
Alaska Communications Systems Holdings, Inc. Term Loan B	5.50%	10/21/2016	9,310	9,370,515

Containers 0.14%
BakerCorp, Inc. Unsecured Bridge Loan	–	4/28/2012	12,500	12,500,000
Silgan Holdings, Inc. Bridge Term Loan	6.261%	4/27/2012	6,500	6,500,000

Total				19,000,000

Financial Services 0.02%
Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017	2,815	2,838,823

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial: Miscellaneous 0.08%
Goodman Global Holdings, Inc. 1st Lien Term Loan	5.75%	10/28/2016	$8,640	$8,720,889
MoneyGram International, Inc. Term Loan B	4.50%	11/17/2017	2,250	2,265,469

Total				10,986,358

Health Care 0.05%
Grifols, Inc. Term Loan B	6.00%	6/4/2016	6,000	6,059,976

Manufacturing 0.06%
Nortek, Inc. Term Loan	5.25%	4/26/2017	5,000	5,029,165
Sensus USA, Inc. 1st Lien Term Loan	4.75%	5/9/2017	2,495	2,512,153

Total				7,541,318

Metals & Minerals: Miscellaneous 0.05%
American Rock Salt Holdings LLC Term Loan	5.50%	4/19/2017	7,000	7,056,875

Photography 0.04%
Getty Images, Inc. New Term Loan	5.25%	11/7/2016	5,771	5,816,989

Retail 0.02%
J. Crew Operating Corp. New Term Loan B	4.75%	3/7/2018	3,033	2,981,436

Retail: Specialty 0.07%
Green Mountain Coffee Roasters, Inc. Term Loan B	5.50%	12/16/2016	3,178	3,187,931
Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	5/16/2018	6,450	6,423,575

Total				9,611,506

Services 0.06%
Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016	7,182	7,307,685

Technology 0.12%
Data Device Corp. Term Loan B	7.25%	12/6/2016	6,320	6,343,700
Springboard Finance LLC Dollar Term Loan	7.00%	2/23/2015	9,773	9,839,199

Total				16,182,899

Total Floating Rate Loans (cost $130,857,508)				131,764,665

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(d) 0.68%

Luxembourg 0.02%
Zinc Capital SA†	8.875%		5/15/2018	EUR	2,000	$2,929,333

Netherlands 0.20%
Clondalkin Acquisition BV†	3.173%	#	12/15/2013	EUR	5,000	7,051,588
Goodyear Dunlop Tires Europe BV†	6.75%		4/15/2019	EUR	2,300	3,384,402
Refresco Group BV†	7.375%		5/15/2018	EUR	900	1,324,331
Ziggo Finance BV†	6.125%		11/15/2017	EUR	10,000	14,498,927

Total						26,259,248

Spain 0.08%
INAER Aviation Finance Ltd.†	9.50%		8/1/2017	EUR	7,200	10,594,651

United Kingdom 0.38%
Infinis plc†	9.125%		12/15/2014	GBP	13,100	22,573,091
Matalan Finance Ltd.†	9.625%		3/31/2017	GBP	6,200	9,740,041
OTE plc	4.625%		5/20/2016	EUR	4,500	5,601,779
R&R Ice Cream plc†	8.375%		11/15/2017	EUR	8,900	12,872,025

Total						50,786,936

Total Foreign Bonds (cost $86,174,194)						90,570,168

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.32%

Argentina 0.02%
Provincia de Buenos Aires†	11.75%		10/5/2015		$1,115	1,172,645
Provincia de Neuquen†	7.875%		4/26/2021		1,095	1,125,113

Total						2,297,758

Poland 0.12%
Republic of Poland	5.00%		10/19/2015		15,000	16,214,985

Russia 0.18%
Russia Eurobonds†	3.625%		4/29/2015		24,150	24,625,755

Total Foreign Government Obligations (cost $41,406,226)						43,138,498

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.49%
Federal Home Loan Mortgage Corp. K004 A1	3.413%		5/25/2019		24,743	25,746,729
Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019		62,819	65,685,725
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019		75,020	78,124,733
Federal Home Loan Mortgage Corp. K007 A1	3.342%		12/25/2019		91,516	94,380,652

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. K008 A1	2.746%		12/25/2019	$47,156	$47,411,177
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	34,388	34,783,208
Federal Home Loan Mortgage Corp. K010 A1	3.32%		7/25/2020	24,075	24,890,419
Federal Home Loan Mortgage Corp. K013 A1	2.902%		8/25/2020	29,660	30,193,524
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		6/25/2046	18,820	19,008,012
Federal National Mortgage Assoc. 2009-M2 A1	2.387%		1/25/2019	24,084	24,661,783
Federal National Mortgage Assoc. 2010-M3 A1	2.587%		3/25/2020	21,330	21,915,614

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $459,604,818)					466,801,576

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.23%
Federal Home Loan Mortgage Corp.	4.873%	#	5/1/2035	14,088	14,863,376
Federal Home Loan Mortgage Corp.	4.878%	#	12/1/2035	63,378	67,258,059
Federal Home Loan Mortgage Corp.	4.918%	#	2/1/2036	16,905	17,897,788
Federal Home Loan Mortgage Corp.	5.058%	#	7/1/2036	39,194	41,693,776
Federal Home Loan Mortgage Corp.	5.116%	#	12/1/2035	31,290	33,164,871
Federal Home Loan Mortgage Corp.	5.123%	#	11/1/2035	28,348	30,090,412
Federal Home Loan Mortgage Corp.	5.239%	#	4/1/2038	14,615	15,723,550
Federal Home Loan Mortgage Corp.	5.423%	#	6/1/2036	4,477	4,646,975
Federal Home Loan Mortgage Corp.	5.511%	#	10/1/2039	21,568	23,009,453
Federal Home Loan Mortgage Corp.	5.591%	#	8/1/2037	9,426	10,035,868
Federal Home Loan Mortgage Corp.	5.698%	#	5/1/2037	27,315	28,945,639
Federal Home Loan Mortgage Corp.	5.951%	#	2/1/2037	18,579	19,668,661
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	22,350,906
Federal National Mortgage Assoc.	3.18%		11/1/2014	25,699	26,702,650
Federal National Mortgage Assoc.	3.847%	#	12/1/2039	39,236	41,194,867
Federal National Mortgage Assoc.	4.778%	#	9/1/2035	16,675	17,736,255
Federal National Mortgage Assoc.	4.786%	#	3/1/2037	24,540	26,067,554
Federal National Mortgage Assoc.	4.973%	#	7/1/2035	11,693	12,324,714
Federal National Mortgage Assoc.	4.987%	#	10/1/2039	41,237	44,066,888
Federal National Mortgage Assoc.	5.079%	#	10/1/2038	28,865	30,864,831
Federal National Mortgage Assoc.	5.19%	#	6/1/2036	13,722	14,517,458
Federal National Mortgage Assoc.	5.197%	#	10/1/2038	14,974	15,939,956
Federal National Mortgage Assoc.	5.226%	#	4/1/2038	29,018	30,890,406
Federal National Mortgage Assoc.	5.50%		1/1/2035	9,033	9,838,202
Federal National Mortgage Assoc.(e)	5.50%		TBA	92,000	99,748,148

Total Government Sponsored Enterprises Pass-Throughs (cost $697,304,159)					699,241,263

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.73%

Finance 0.12%
Puerto Rico Comwlth Govt Dev Bk Ser B	4.704%		5/1/2016	$14,925	$15,248,574

General Obligation 0.27%
IL St	4.961%		3/1/2016	10,000	10,454,900
New York City NY Taxable Ser D	5.13%		12/1/2015	12,255	13,794,840
New York City NY Taxable Ser O	4.65%		6/1/2015	11,285	12,345,790

Total					36,595,530

Miscellaneous 0.11%
MI Fin Auth Detroit Sch Ser A-2	6.65%		3/20/2012	8,500	8,641,185
MI Muni Bd Auth Rev Sch Ln (NPFGC)(FGIC)	5.222%		6/1/2014	6,160	6,604,013

Total					15,245,198

Utilities 0.23%
Guam Pwr Auth Rev Sub Ser A	7.50%		10/1/2015	24,730	25,579,970
MO Jt Muni Elec Util Commn Taxable Ser B (AMBAC)	5.25%		1/1/2014	4,840	5,214,229

Total					30,794,199

Total Municipal Bonds (cost $95,377,330)					97,883,501

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 26.48%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	18,388	18,720,152
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%		6/11/2035	25,542	25,948,985
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	840	843,920
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	6,539	6,849,512
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%		10/10/2045	2,863	2,864,059
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%		10/10/2045	65,510	71,691,727
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%		9/10/2047	1,291	1,290,346
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.195%	#	9/10/2047	54,691	60,263,564
Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%		7/10/2046	19,665	20,377,945

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	$44,033	$47,209,591
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	4,500	5,044,095
Banc of America Large Loan, Inc. 2010-RC30 A5A†	5.334%		12/16/2043	20,000	21,627,652
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3	5.61%		11/15/2033	3,228	3,231,533
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%		10/15/2036	31,660	32,351,418
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	13,787	13,835,026
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.148%	#	10/12/2042	35,000	38,310,671
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%		3/11/2039	542	541,662
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A2	5.404%	#	3/11/2039	3,000	3,015,055
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.697%	#	9/11/2038	14,355	15,363,484
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AM	5.761%	#	9/11/2038	25,505	27,091,281
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A4	5.201%		12/11/2038	11,000	11,938,259
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	9,715	10,264,798
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.535%	#	4/12/2038	184	183,810
Bear Stearns Commercial Mortgage Securities, Inc. 2007-BBA8 A1†	0.268%	#	3/15/2022	2,320	2,278,408
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	1,803	1,813,521
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.22%	#	7/15/2044	16,925	16,649,615
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%		6/10/2038	28,815	30,015,508
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%		6/10/2044	48,370	52,794,714
Commercial Mortgage Pass-Through Certificates 2005-C6 A5B	5.167%		6/10/2044	10,000	10,590,752
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	1,945	1,944,110

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.378%	#	6/15/2022	$39,290	$36,570,452
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	39,216	39,897,886
Credit Suisse Mortgage Capital Certificates 2006-C1 A2	5.512%	#	2/15/2039	30,298	30,963,161
Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.54%	#	2/15/2039	28,363	29,982,862
Credit Suisse Mortgage Capital Certificates 2007-C2 A2	5.448%		1/15/2049	4,589	4,646,269
Credit Suisse Mortgage Capital Certificates 2009-RR2 IQA†	5.695%		4/16/2049	35,000	38,230,318
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	12,492	12,586,676
CS First Boston Mortgage Securities Corp. 2001-CKN5 A4	5.435%		9/15/2034	7,665	7,672,891
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%		12/15/2035	31,320	31,862,661
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	32,809	33,940,281
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%		7/15/2035	19,196	19,857,300
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%		12/15/2035	49,000	50,889,861
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	36,558	38,719,759
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%		12/15/2036	21,279	22,554,531
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%		3/15/2036	25,903	27,037,580
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%		7/15/2037	14,086	14,677,070
CS First Boston Mortgage Securities Corp. 2005-C4 A5	5.104%		8/15/2038	38,207	41,344,181
CS First Boston Mortgage Securities Corp. 2005-C5 A2	5.10%		8/15/2038	1,018	1,017,003
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%		8/15/2038	35,000	38,189,323
CWCapital Cobalt Ltd. 2006-C1 A4	5.223%		8/15/2048	22,618	24,350,989
CWCapital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	10,120	9,865,141
Developers Diversified Realty Corp. 2009-DDR1 A†	3.807%		10/14/2022	33,216	34,817,619

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Developers Diversified Realty Corp. 2009-DDR1 B†	5.73%		10/14/2022	$8,200	$8,952,331
GE Capital Commercial Mortgage Corp. 2001-2 A4	6.29%		8/11/2033	4,478	4,475,925
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%		6/10/2038	40,819	41,123,725
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%		12/10/2035	27,004	27,658,057
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%		8/11/2036	23,150	23,980,789
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%		12/10/2037	27,170	28,158,496
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%		7/10/2037	21,800	23,139,780
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%		6/10/2048	7,105	7,111,171
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%		7/10/2045	30,000	32,654,619
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.333%	#	3/10/2044	14,120	15,500,470
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%		11/15/2039	16,938	17,097,618
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%		10/15/2038	15,319	15,717,109
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	1,425	1,437,726
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%		5/10/2036	9,120	9,470,112
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.471%	#	5/10/2040	26,055	28,089,843
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%		1/11/2035	11,135	11,524,157
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%		7/5/2035	31,075	32,292,300
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%		1/5/2036	9,093	9,682,988
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%		4/10/2037	21,603	21,787,207
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.881%	#	7/10/2038	35,173	37,088,212
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	54,618	55,647,083

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	$3,760	$3,912,196
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	23,885	23,871,252
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	30,900	31,818,119
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%		11/10/2039	12,138	12,211,697
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	30,413	31,117,618
GS Mortgage Securities Corp. II 2007-EOP B†	1.84%	#	3/6/2020	24,500	24,159,124
GS Mortgage Securities Corp. II 2007-EOP E†	2.669%	#	3/6/2020	5,134	5,069,695
GS Mortgage Securities Corp. II 2007-EOP F†	2.843%	#	3/6/2020	5,030	4,957,058
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	41,793	43,291,602
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	42,460	44,241,095
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%		2/10/2021	11,500	11,612,700
GS Mortgage Securities Corp. II 2011-ALF C†	3.563%		2/10/2021	7,000	7,067,900
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	44,500	45,833,896
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB2 A3	6.429%		4/15/2035	4,574	4,568,667
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%		11/15/2035	10,545	10,626,363
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%		7/12/2037	853	853,917
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	10,273	10,585,689
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%		12/12/2034	22,880	23,762,118
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%		10/12/2037	17,272	17,977,066
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	22,459	22,829,141
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A3	4.697%		7/15/2042	13,189	13,455,643
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%		8/15/2042	17,215	18,718,586
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 AJ	4.968%	#	8/15/2042	7,450	7,411,805
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.203%	#	12/15/2044	51,705	56,849,860
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 A2	5.379%		4/15/2043	2,417	2,415,290
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	5.87%	#	4/15/2045	29,548	33,048,968

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 AM	5.87%	#	4/15/2045	$9,750	$10,259,754
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.802%	#	6/15/2049	45,344	46,703,799
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	5.817%	#	6/15/2049	8,500	9,335,680
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.817%	#	6/15/2049	36,350	35,139,730
LB-UBS Commercial Mortgage Trust 2001-C3 A2	6.365%		12/15/2028	11,951	11,950,547
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%		12/15/2030	5,417	5,456,946
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%		2/15/2030	441	441,931
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%		7/15/2030	50,203	54,248,302
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%		9/15/2030	50,551	55,081,335
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%		11/15/2030	11,488	11,481,823
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%		11/15/2030	37,646	41,237,203
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%		11/15/2030	8,707	9,188,922
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%		2/15/2031	4,614	4,615,336
LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.413%		9/15/2039	20,492	21,503,055
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	10,300	10,493,469
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	38,256	38,811,140
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	31,575	32,254,450
Merrill Lynch Floating Trust 2008-LAQA A2†	0.744%	#	7/9/2021	25,000	23,300,673
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%		7/12/2034	26,308	27,020,038
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	13,197	13,316,205
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.45%	#	11/12/2037	31,800	30,672,719
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.22%	#	11/12/2037	46,193	50,931,825
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.22%	#	11/12/2037	9,400	9,251,179
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.22%	#	11/12/2037	7,962	8,325,220

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%		1/12/2044	$436	$435,863
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%		1/12/2044	9,177	9,545,568
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	7,549	7,630,340
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%		6/12/2043	50,000	54,110,910
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	8,464	8,458,469
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	6,101	6,097,160
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.531%	#	2/12/2039	3,825	3,757,363
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%		8/12/2048	48,875	52,133,653
Morgan Stanley Capital I 2005-HQ5 AAB	5.037%		1/14/2042	9,108	9,444,905
Morgan Stanley Capital I 2005-HQ7 A4	5.203%	#	11/14/2042	43,120	47,418,783
Morgan Stanley Capital I 2005-HQ7 AAB	5.18%	#	11/14/2042	23,099	23,937,820
Morgan Stanley Capital I 2005-IQ9 A2	4.30%		7/15/2056	33	32,563
Morgan Stanley Capital I 2005-T19 A4A	4.89%		6/12/2047	30,000	32,652,870
Morgan Stanley Capital I 2006-HQ10 A2	5.283%		11/12/2041	763	766,859
Morgan Stanley Capital I 2006-IQ12 A4	5.332%		12/15/2043	33,170	36,188,006
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	8,404	8,389,445
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	8,485	8,478,216
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%		3/12/2035	5,323	5,448,961
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%		12/17/2043	14,000	14,076,441
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	5.807%	#	8/15/2045	17,497	19,317,404
NCUA Guaranteed Notes 2010-C1 APT	2.65%		10/29/2020	50,595	51,300,546
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	67,900	70,614,554
RBSCF Trust 2010-RR4 WBCA†	5.509%		4/16/2047	13,600	14,695,332
Salomon Brothers Mortgage Securities VII, Inc. 2001-C2 A3	6.499%		11/13/2036	6,635	6,679,847
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	33,076	32,937,494
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%		11/15/2034	18,025	18,745,028
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	2,094	2,093,774
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%		10/15/2035	3,667	3,687,415

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2	3.894%		11/15/2035	$2,901	$2,903,102
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	5,785	6,070,718
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%		5/15/2044	41,011	42,138,027
Wachovia Bank Commercial Mortgage Trust 2005-C20 A7	5.118%		7/15/2042	30,000	32,844,660
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.227%	#	7/15/2042	11,411	11,373,389
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.203%	#	10/15/2044	60,000	65,900,940
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%		1/15/2045	13,920	13,799,401
Wachovia Bank Commercial Mortgage Trust 2006-C23 B	5.46%	#	1/15/2045	7,975	7,943,617
Wachovia Bank Commercial Mortgage Trust 2006-C24 AM	5.609%		3/15/2045	15,567	16,200,848
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	21,004	23,316,114
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	34,000	35,620,957
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	17,800	18,007,827
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	45,160	46,888,540

Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,502,819,338)					3,542,580,780

Total Long-Term Investments (cost $13,013,461,665)					13,232,744,513

SHORT-TERM INVESTMENTS 1.87%

Repurchase Agreements
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $13,060,000 of Federal National Mortgage Assoc. at 3.20% due 10/29/2020; value: $12,896,750; proceeds: $12,642,571				12,643	12,642,567

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Repurchase Agreements (continued)
Repurchase Agreement dated 5/31/2011, 0.08% due 6/1/2011 with Bank of America Corp. collateralized by $218,687,000 of U.S. Treasury Bond at 4.75% due 2/15/2037; value: $242,896,901; proceeds: $237,380,528			$237,380	$237,380,000

Total Short-Term Investments (cost $250,022,567)				250,022,567

Total Investments in Securities 100.79% (cost $13,263,484,232)				13,482,767,080

Liabilities in Excess of Cash, Foreign Cash and Other Assets(f) (0.79%)				(105,089,352)

Net Assets 100.00%				$13,377,677,728

PIK	Payment-in-kind.
BRL	Brazilian real.
EUR	euro.
GBP	British pound.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2011.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate(s) in effect at May 31, 2011.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized depreciation on open futures contracts and forward foreign currency exchange contracts, as follows:

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
AMBAC	AMBAC Assurance Corporation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation

Open Futures Contracts at May 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	September 2011	10,603	Long	$2,324,045,063	$3,874,743
U.S. 5-Year Treasury Note	September 2011	11,094	Short	(1,321,746,094)	(8,058,515)

Totals				$1,002,298,969	$(4,183,772)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2011

Open Forward Foreign Currency Exchange Contracts at May 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Brazilian real	Sell	Barclays Bank plc	8/2/2011	1,901,995	$1,157,847	$1,190,570	$(32,723)
Brazilian real	Sell	Barclays Bank plc	8/2/2011	3,256,000	1,993,632	2,038,121	(44,489)
British pound	Sell	UBS AG	6/10/2011	14,898,900	24,035,800	24,506,296	(470,496)
British pound	Sell	UBS AG	6/10/2011	909,028	1,464,808	1,495,205	(30,397)
British pound	Sell	UBS AG	6/10/2011	3,522,914	5,713,708	5,794,627	(80,919)
euro	Sell	Goldman Sachs	7/13/2011	7,109,640	10,251,532	10,221,656	29,876
euro	Sell	Morgan Stanley	7/19/2011	2,300,000	3,311,554	3,306,214	5,340
euro	Sell	PB Financial Services, Inc.	7/21/2011	4,646,045	6,637,804	6,678,254	(40,450)
euro	Sell	Credit Suisse	7/26/2011	2,995,079	4,356,762	4,304,563	52,199
euro	Sell	Credit Suisse	7/26/2011	1,214,961	1,757,442	1,746,157	11,285
euro	Sell	Morgan Stanley	7/28/2011	10,000,000	14,570,700	14,371,340	199,360
euro	Sell	Goldman Sachs	8/2/2011	9,080,381	13,420,803	13,047,958	372,845
euro	Sell	PB Financial Services, Inc.	8/11/2011	2,000,000	2,867,800	2,873,159	(5,359)
euro	Sell	Goldman Sachs	8/15/2011	900,000	1,275,750	1,292,777	(17,027)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(50,955)

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2011

	Convertible Fund	Floating Rate Fund	High Yield Fund
ASSETS:
Investments in securities, at cost	$339,830,254	$4,276,626,955	$1,488,947,267
Investments in securities, at fair value	$379,144,550	$4,320,849,934	$1,559,328,716
Cash	–	1,989,449	302,190
Foreign cash, at value (cost $0, $0 and $13,040,186, respectively)	–	–	13,238,585
Receivables:
Interest and dividends	1,937,036	22,382,179	27,458,000
Investment securities sold	3,096,281	60,944,953	10,649,124
Capital shares sold	2,452,063	50,789,291	15,187,690
Unrealized appreciation on unfunded commitments	–	5,546	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–	408,867
Prepaid expenses and other assets	173,006	225,949	77,950
Total assets	386,802,936	4,457,187,301	1,626,651,122
LIABILITIES:
Payables:
Investment securities purchased	11,336,462	238,662,818	81,988,480
Capital shares reacquired	6,041,936	13,703,823	2,245,178
12b-1 distribution fees	88,484	1,766,659	294,028
Management fee	218,194	1,621,286	747,877
Trustees’ fees	36,114	52,191	67,133
Fund administration	12,468	140,340	51,303
To affiliates (See Note 3)	–	13,643	59,602
Unrealized depreciation on forward foreign currency exchange contracts	–	–	923,382
Distributions payable	–	5,475,300	9,212,354
Accrued expenses and other liabilities	67,522	650,007	62,763
Total liabilities	17,801,180	262,086,067	95,652,100
NET ASSETS	$369,001,756	$4,195,101,234	$1,530,999,022
COMPOSITION OF NET ASSETS:
Paid-in capital	$343,037,434	$4,136,078,057	$1,439,317,788
Undistributed (distributions in excess of) net investment income	(1,142,211)	37,092	(2,255,779)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(12,207,763)	14,757,560	24,220,702
Net unrealized appreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	39,314,296	44,228,525	69,716,311
Net Assets	$369,001,756	$4,195,101,234	$1,530,999,022

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2011

	Convertible Fund	Floating Rate Fund	High Yield Fund

Net assets by class:
Class A Shares	$123,177,536	$1,798,881,372	$523,209,320
Class B Shares	$8,465,202	–	$21,625,476
Class C Shares	$66,028,060	$1,095,160,052	$171,614,656
Class F Shares	$73,310,195	$1,086,620,883	$174,970,315
Class I Shares	$97,127,393	$212,724,053	$623,517,057
Class P Shares	$37,056	–	$1,180,402
Class R2 Shares	$38,486	$684,015	$3,064,924
Class R3 Shares	$817,828	$1,030,859	$11,816,872
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	10,094,067	191,980,345	65,351,569
Class B Shares	696,314	–	2,711,845
Class C Shares	5,438,460	116,782,121	21,535,683
Class F Shares	6,007,006	116,070,354	21,879,264
Class I Shares	7,929,227	22,688,450	77,553,964
Class P Shares	3,007	–	145,522
Class R2 Shares	3,124	72,892	380,655
Class R3 Shares	67,179	109,960	1,467,827
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$12.20	$9.37	$8.01
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$12.48	$9.59	$8.19
Class B Shares-Net asset value	$12.16	–	$7.97
Class C Shares-Net asset value	$12.14	$9.38	$7.97
Class F Shares-Net asset value	$12.20	$9.36	$8.00
Class I Shares-Net asset value	$12.25	$9.38	$8.04
Class P Shares-Net asset value	$12.32	–	$8.11
Class R2 Shares-Net asset value	$12.32	$9.38	$8.05
Class R3 Shares-Net asset value	$12.17	$9.37	$8.05

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2011

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$977,363,100	$85,463,387	$13,263,484,232
Investments in securities, at fair value	$1,031,056,376	$85,552,918	$13,482,767,080
Cash	2,781,312	333,768	19,358,056
Foreign cash, at value (cost $305,240, $0 and $2,723,522, respectively)	308,810	–	2,763,646
Receivables:
Interest	13,008,382	690,268	111,345,949
Investment securities sold	11,144,367	557,695	84,522,863
Capital shares sold	2,688,673	4,267,905	172,126,569
From advisor (See Note 3)	–	43,289	–
Unrealized appreciation on forward foreign currency exchange contracts	3,285,290	–	670,905
Unrealized appreciation on swaps	–	50,040	–
Prepaid expenses and other assets	68,129	46,406	469,797
Total assets	1,064,341,339	91,542,289	13,874,024,865
LIABILITIES:
Payables:
Investment securities purchased	22,675,430	8,729,390	408,102,829
Capital shares reacquired	2,214,985	250,137	32,026,175
12b-1 distribution fees	338,820	8,920	6,308,719
Management fee	434,315	16,905	2,895,964
Trustees’ fees	711,566	–	252,008
Fund administration	34,745	1,691	442,971
Variation margin	130,417	5,707	778,768
Offering costs	–	42,175	–
Unrealized depreciation on forward foreign currency exchange contracts	744,258	–	721,860
Unrealized depreciation on swaps	–	417,140	–
Distributions payable	1,148,741	58,611	44,042,366
Accrued expenses	165,982	49,943	775,477
Total liabilities	28,599,259	9,580,619	496,347,137
NET ASSETS	$1,035,742,080	$81,961,670	$13,377,677,728
COMPOSITION OF NET ASSETS:
Paid-in capital	$970,840,628	$82,320,117	$13,182,929,704
Distributions in excess of net investment income	(4,194,982)	(62,512)	(62,343,974)
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	13,355,805	11,673	42,106,983
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	55,740,629	(307,608)	214,985,015
Net Assets	$1,035,742,080	$81,961,670	$13,377,677,728

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2011

	Income Fund	Inflation Focused Fund	Short Duration Income Fund

Net assets by class:
Class A Shares	$695,462,399	$75,535,256	$5,937,543,014
Class B Shares	$17,987,274	–	$46,709,116
Class C Shares	$172,201,090	$1,480,289	$3,985,390,780
Class F Shares	$107,331,984	$4,205,264	$2,995,402,920
Class I Shares	$39,536,094	$720,824	$397,776,622
Class R2 Shares	$771,439	$10,018	$3,552,580
Class R3 Shares	$2,451,800	$10,019	$11,302,696
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	237,613,599	5,070,295	1,283,465,631
Class B Shares	6,140,573	–	10,081,848
Class C Shares	58,593,439	99,281	856,099,370
Class F Shares	36,692,079	282,098	648,090,012
Class I Shares	13,502,991	48,393	86,050,457
Class R2 Shares	261,147	672.432	767,311
Class R3 Shares	835,147	672.483	2,438,936
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$2.93	$14.90	$4.63
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$3.00	$15.24	$4.74
Class B Shares-Net asset value	$2.93	–	$4.63
Class C Shares-Net asset value	$2.94	$14.91	$4.66
Class F Shares-Net asset value	$2.93	$14.91	$4.62
Class I Shares-Net asset value	$2.93	$14.90	$4.62
Class R2 Shares-Net asset value	$2.95	$14.90	$4.63
Class R3 Shares-Net asset value	$2.94	$14.90	$4.63

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2011

	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment income:
Dividends (net of foreign withholding taxes of $45, $0, and $1,630, respectively)	$2,053,853	$–	$92,238
Interest and other	3,737,434	100,187,542	56,308,788
Total investment income	5,791,287	100,187,542	56,401,026
Expenses:
Management fee	1,170,949	8,338,970	4,072,453
12b-1 distribution plan-Class A	128,035	1,547,027	585,450
12b-1 distribution plan-Class B	44,904	–	120,420
12b-1 distribution plan-Class C	277,248	4,480,124	719,406
12b-1 distribution plan-Class F	26,444	473,420	75,257
12b-1 distribution plan-Class P	172	–	2,320
12b-1 distribution plan-Class R2	98	1,614	7,905
12b-1 distribution plan-Class R3	2,431	1,502	24,678
Shareholder servicing	105,922	1,064,686	385,421
Professional	(461,214)	40,934	29,615
Reports to shareholders	11,381	96,249	30,542
Fund administration	66,912	719,080	278,046
Custody	2,719	21,973	12,546
Trustees’ fees	4,140	40,926	17,431
Registration	40,630	303,658	82,927
Subsidy (See Note 3)	–	90,008	384,784
Other	6,177	33,623	17,120
Gross expenses	1,426,948	17,253,794	6,846,321
Expense reductions (See Note 7)	(251)	(2,639)	(685)
12b-1 distribution plan-Class A reimbursed (See Note 3)	–	–	(100,360)
Net expenses	1,426,697	17,251,155	6,745,276
Net investment income	4,364,590	82,936,387	49,655,750
Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	14,947,329	14,803,848	41,769,960
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	12,635,003	8,513,166	13,429,240
Net realized and unrealized gain	27,582,332	23,317,014	55,199,200
Net Increase in Net Assets Resulting From Operations	$31,946,922	$106,253,401	$104,854,950

See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2011

	Income Fund	Inflation Focused Fund*	Short Duration Income Fund
Investment income:
Interest and other	$28,404,994	$86,363	$232,456,836
Total investment income	28,404,994	86,363	232,456,836
Expenses:
Management fee	2,502,067	17,637	15,920,251
12b-1 distribution plan-Class A	671,735	8,324	5,458,941
12b-1 distribution plan-Class B	97,955	–	238,984
12b-1 distribution plan-Class C	743,994	502	17,501,780
12b-1 distribution plan-Class F	51,362	175	1,304,665
12b-1 distribution plan-Class R2	2,140	7	7,714
12b-1 distribution plan-Class R3	4,412	6	32,796
Shareholder servicing	492,187	28,393	3,650,330
Professional	27,822	9,285	54,702
Reports to shareholders	33,826	7,321	318,458
Fund administration	200,165	1,764	2,427,569
Custody	26,880	2,246	89,620
Trustees’ fees	13,485	–	155,061
Registration	62,238	1,869	689,897
Offering costs	–	5,055	–
Other	11,957	868	98,692
Gross expenses	4,942,225	83,452	47,949,460
Expense reductions (See Note 7)	(756)	–	(9,163)
Management fee waived and expenses reimbursed (See Note 3)	–	(50,188)	–
Net expenses	4,941,469	33,264	47,940,297
Net investment income	23,463,525	53,099	184,516,539
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	17,470,150	11,673	79,541,315
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	8,985,719	(307,608)	18,234,733
Net realized and unrealized gain (loss)	26,455,869	(295,935)	97,776,048
Net Increase (Decrease) in Net Assets Resulting From Operations	$49,919,394	$(242,836)	$282,292,587

*	For the period April 20, 2011 (commencement of operations) to May 31, 2011.

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment income	$4,364,590	$8,977,967
Net realized gain on investments	14,947,329	23,257,942
Net change in unrealized appreciation on investments	12,635,003	6,161,354
Net increase in net assets resulting from operations	31,946,922	38,397,263
Distributions to shareholders from:
Net investment income
Class A	(1,976,387)	(3,563,795)
Class B	(155,442)	(384,271)
Class C	(1,059,955)	(2,029,544)
Class F	(958,370)	(1,062,891)
Class I	(2,287,778)	(6,395,547)
Class P	(1,419)	(3,743)
Class R2	(509)	(1,226)
Class R3	(17,637)	(30,822)
Total distributions to shareholders	(6,457,497)	(13,471,839)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	115,250,681	95,201,445
Reinvestment of distributions	5,090,026	9,265,324
Cost of shares reacquired	(56,628,757)	(205,118,926)
Net increase (decrease) in net assets resulting from capital share transactions	63,711,950	(100,652,157)
Net increase (decrease) in net assets	89,201,375	(75,726,733)
NET ASSETS:
Beginning of period	$279,800,381	$355,527,114
End of period	$369,001,756	$279,800,381
Undistributed (distributions in excess of) net investment income	$(1,142,211)	$950,696

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Floating Rate Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment income	$82,936,387	$81,386,984
Net realized gain on investments	14,803,848	16,192,055
Net change in unrealized appreciation on investments and unfunded commitments	8,513,166	23,997,030
Net increase in net assets resulting from operations	106,253,401	121,576,069
Distributions to shareholders from:
Net investment income
Class A	(36,913,662)	(36,270,676)
Class C	(18,666,818)	(18,415,956)
Class F	(23,047,055)	(20,683,625)
Class I	(4,282,293)	(6,006,694)
Class R2	(11,944)	(682)
Class R3	(13,673)	(9,393)
Net realized gain
Class A	(6,777,591)	(2,062,328)
Class C	(4,152,884)	(1,020,792)
Class F	(4,090,125)	(682,521)
Class I	(816,010)	(373,827)
Class R2	(2,727)	(77)
Class R3	(2,664)	(157)
Total distributions to shareholders	(98,777,446)	(85,526,728)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	2,215,932,093	2,549,440,651
Reinvestment of distributions	67,819,939	59,324,024
Cost of shares reacquired	(707,792,709)	(501,035,504)
Net increase in net assets resulting from capital share transactions	1,575,959,323	2,107,729,171
Net increase in net assets	1,583,435,278	2,143,778,512
NET ASSETS:
Beginning of period	$2,611,665,956	$467,887,444
End of period	$4,195,101,234	$2,611,665,956
Undistributed net investment income	$37,092	$36,150

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	High Yield Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment income	$49,655,750	$77,100,798
Net realized gain on investments and foreign currency related transactions	41,769,960	47,862,607
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	13,429,240	10,289,282
Net increase in net assets resulting from operations	104,854,950	135,252,687
Distributions to shareholders from:
Net investment income
Class A	(17,522,977)	(28,525,249)
Class B	(804,458)	(2,018,952)
Class C	(5,165,656)	(7,612,812)
Class F	(5,629,926)	(4,604,736)
Class I	(22,007,298)	(36,252,144)
Class P	(37,146)	(61,019)
Class R2	(93,353)	(99,905)
Class R3	(354,570)	(351,151)
Total distributions to shareholders	(51,615,384)	(79,525,968)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	384,025,082	664,042,814
Reinvestment of distributions	41,185,539	70,130,893
Cost of shares reacquired	(172,668,416)	(346,394,804)
Net increase in net assets resulting from capital share transactions	252,542,205	387,778,903
Net increase in net assets	305,781,771	443,505,622
NET ASSETS:
Beginning of period	$1,225,217,251	$781,711,629
End of period	$1,530,999,022	$1,225,217,251
Distributions in excess of net investment income	$(2,255,779)	$(296,145)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment income	$23,463,525	$45,369,873
Net realized gain on investments, futures contracts and foreign currency related transactions	17,470,150	53,231,011
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	8,985,719	(10,885,876)
Net increase in net assets resulting from operations	49,919,394	87,715,008
Distributions to shareholders from:
Net investment income
Class A	(17,688,014)	(36,096,825)
Class B	(441,216)	(1,244,908)
Class C	(3,850,835)	(6,618,087)
Class F	(2,736,534)	(3,248,838)
Class I	(912,755)	(1,028,585)
Class R2	(17,620)	(716)
Class R3	(44,473)	(18,818)
Total distributions to shareholders	(25,691,447)	(48,256,777)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	181,203,566	402,576,658
Reinvestment of distributions	18,809,104	38,209,636
Cost of shares reacquired	(194,591,294)	(222,496,631)
Net increase in net assets resulting from capital share transactions	5,421,376	218,289,663
Net increase in net assets	29,649,323	257,747,894
NET ASSETS:
Beginning of period	$1,006,092,757	$748,344,863
End of period	$1,035,742,080	$1,006,092,757
Distributions in excess of net investment income	$(4,194,982)	$(1,967,060)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

Inflation Focused Fund
INCREASE IN NET ASSETS	For the Period Ended May 31, 2011 (unaudited)*
Operations:
Net investment income	$53,099
Net realized gain on investments and futures contracts	11,673
Net change in unrealized depreciation on investments, futures contracts and swaps	(307,608)
Net decrease in net assets resulting from operations	(242,836)
Distributions to shareholders from:
Net investment income
Class A	(109,365)
Class C	(973)
Class F	(4,503)
Class I	(717)
Class R2	(26)
Class R3	(27)
Total distributions to shareholders	(115,611)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	82,958,846
Reinvestment of distributions	58,667
Cost of shares reacquired	(697,396)
Net increase in net assets resulting from capital share transactions	82,320,117
Net increase in net assets	81,961,670
NET ASSETS:
Beginning of period	$–
End of period	$81,961,670
Distributions in excess of net investment income	$(62,512)

*	For the period April 20, 2011 (commencement of operations) to May 31, 2011.

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment income	$184,516,539	$261,901,872
Net realized gain on investments, futures contracts and foreign currency related transactions	79,541,315	75,025,269
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	18,234,733	101,705,416
Net increase in net assets resulting from operations	282,292,587	438,632,557
Distributions to shareholders from:
Net investment income
Class A	(117,169,681)	(157,983,832)
Class B	(841,713)	(1,753,240)
Class C	(65,350,101)	(81,105,924)
Class F	(57,142,247)	(62,960,646)
Class I	(7,102,905)	(7,661,612)
Class R2	(50,238)	(32,914)
Class R3	(264,926)	(205,174)
Net realized gain
Class A	(28,744,493)	(7,656,022)
Class B	(269,282)	(136,857)
Class C	(19,217,437)	(4,243,906)
Class F	(13,055,034)	(2,077,701)
Class I	(1,377,236)	(253,051)
Class R2	(9,859)	(845)
Class R3	(72,999)	(6,728)
Total distributions to shareholders	(310,668,151)	(326,078,452)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	4,562,041,493	10,025,179,778
Reinvestment of distributions	222,684,463	239,951,592
Cost of shares reacquired	(2,857,981,233)	(2,777,132,624)
Net increase in net assets resulting from capital share transactions	1,926,744,723	7,487,998,746
Net increase in net assets	1,898,369,159	7,600,552,851
NET ASSETS:
Beginning of period	$11,479,308,569	$3,878,755,718
End of period	$13,377,677,728	$11,479,308,569
Undistributed (distributions in excess of) net investment income	$(62,343,974)	$1,061,298

See Notes to Financial Statements.

Financial Highlights

CONVERTIBLE FUND

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.24		$10.30	$ 7.94	$12.96	$12.48	$11.64

Investment operations:

Net investment income(a)	.16		.33	.32	.27	.19	.02

Net realized and unrealized gain (loss)	1.04		1.08	2.52	(4.66)	.99	1.05

Total from investment operations	1.20		1.41	2.84	(4.39)	1.18	1.07

Distributions to shareholders from:

Net investment income	(.24)		(.47)	(.48)	(.41)	(.50)	(.23)

Net realized gain	–		–	–	(.22)	(.20)	–

Total distributions	(.24)		(.47)	(.48)	(.63)	(.70)	(.23)

Net asset value, end of period	$12.20		$11.24	$10.30	$ 7.94	$12.96	$12.48

Total Return(b)	10.81	%(c)	14.12%	37.19%	(35.49)%	9.86%	9.35%

Ratios to Average Net Assets:

Expenses, including expense reductions	.41	%(c)	1.41%	1.23%	1.23%	1.22%	1.27%

Expenses, excluding expense reductions	.41	%(c)	1.41%	1.23%	1.23%	1.23%	1.28%

Net investment income	1.31	%(c)	3.05%	3.57%	2.39%	1.48%	.13%

Supplemental Data:
Net assets, end of period (000)	$123,178		$80,399	$79,880	$68,596	$108,059	$93,635

Portfolio turnover rate	27.65	%(c)	47.60%	106.61%	97.47%	91.42%	104.11%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class B Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.20		$10.27	$ 7.92	$12.91	$12.43	$11.60

Investment operations:

Net investment income (loss)(a)	.11		.26	.26	.19	.10	(.06)

Net realized and unrealized gain (loss)	1.05		1.07	2.52	(4.63)	1.00	1.05

Total from investment operations	1.16		1.33	2.78	(4.44)	1.10	.99

Distributions to shareholders from:

Net investment income	(.20)		(.40)	(.43)	(.33)	(.42)	(.16)

Net realized gain	–		–	–	(.22)	(.20)	–

Total distributions	(.20)		(.40)	(.43)	(.55)	(.62)	(.16)

Net asset value, end of period	$12.16		$11.20	$10.27	$ 7.92	$12.91	$12.43

Total Return(b)	10.45	%(c)	13.30%	36.26%	(35.84)%	9.18%	8.58%

Ratios to Average Net Assets:

Expenses, including expense reductions	.78	%(c)	2.05%	1.88%	1.88%	1.87%	1.92%

Expenses, excluding expense reductions	.78	%(c)	2.05%	1.88%	1.88%	1.88%	1.93%

Net investment income (loss)	.96	%(c)	2.42%	2.92%	1.72%	.81%	(.50)%

Supplemental Data:
Net assets, end of period (000)	$8,465		$8,915	$10,207	$8,918	$15,933	$16,413

Portfolio turnover rate	27.65	%(c)	47.60%	106.61%	97.47%	91.42%	104.11%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.18		$10.25	$ 7.91	$12.90	$12.43	$11.59

Investment operations:

Net investment income (loss)(a)	.12		.26	.26	.19	.10	(.06)

Net realized and unrealized gain (loss)	1.05		1.08	2.51	(4.63)	.99	1.06

Total from investment operations	1.17		1.34	2.77	(4.44)	1.09	1.00

Distributions to shareholders from:

Net investment income	(.21)		(.41)	(.43)	(.33)	(.42)	(.16)

Net realized gain	–		–	–	(.22)	(.20)	–

Total distributions	(.21)		(.41)	(.43)	(.55)	(.62)	(.16)

Net asset value, end of period	$12.14		$11.18	$10.25	$ 7.91	$12.90	$12.43

Total Return(b)	10.52	%(c)	13.34%	36.20%	(35.85)%	9.11%	8.69%

Ratios to Average Net Assets:

Expenses, including expense reductions	.72	%(c)	2.05%	1.88%	1.88%	1.87%	1.92%

Expenses, excluding expense reductions	.72	%(c)	2.05%	1.88%	1.88%	1.88%	1.93%

Net investment income (loss)	1.00	%(c)	2.41%	2.93%	1.73%	.82%	(.50)%

Supplemental Data:
Net assets, end of period (000)	$66,028		$55,798	$52,049	$40,304	$68,585	$66,682

Portfolio turnover rate	27.65	%(c)	47.60%	106.61%	97.47%	91.42%	104.11%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.24		$10.31	$ 7.95	$12.96	$12.86

Investment operations:

Net investment income(b)	.17		.35	.37	.32	.05

Net realized and unrealized gain (loss)	1.05		1.08	2.50	(4.67)	.05

Total from investment operations	1.22		1.43	2.87	(4.35)	.10

Distributions to shareholders from:

Net investment income	(.26)		(.50)	(.51)	(.44)	–

Net realized gain	–		–	–	(.22)	–

Total distributions	(.26)		(.50)	(.51)	(.66)	–

Net asset value, end of period	$12.20		$11.24	$10.31	$ 7.95	$12.96

Total Return(c)	10.92	%(d)	14.29%	37.52%	(35.23)%	.78	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.32	%(d)	1.17%	.98%	.98%	.16	%(d)

Expenses, excluding expense reductions	.32	%(d)	1.17%	.98%	.98%	.17	%(d)

Net investment income	1.38	%(d)	3.30%	3.88%	3.09%	.35	%(d)

Supplemental Data:
Net assets, end of period (000)	$73,310		$31,141	$18,003	$688	$10

Portfolio turnover rate	27.65	%(d)	47.60%	106.61%	97.47%	91.42%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class I Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.28		$10.34	$ 7.97	$13.00	$12.52	$11.67

Investment operations:

Net investment income(a)	.17		.36	.36	.31	.23	.08

Net realized and unrealized gain (loss)	1.06		1.09	2.52	(4.67)	.99	1.05

Total from investment operations	1.23		1.45	2.88	(4.36)	1.22	1.13

Distributions to shareholders from:

Net investment income	(.26)		(.51)	(.51)	(.45)	(.54)	(.28)

Net realized gain	–		–	–	(.22)	(.20)	–

Total distributions	(.26)		(.51)	(.51)	(.67)	(.74)	(.28)

Net asset value, end of period	$12.25		$11.28	$10.34	$ 7.97	$13.00	$12.52

Total Return(b)	11.02	%(c)	14.46%	37.65%	(35.22)%	10.21%	9.81%

Ratios to Average Net Assets:

Expenses, including expense reductions	.28	%(c)	1.02%	.88%	.88%	.87%	.92%

Expenses, excluding expense reductions	.28	%(c)	1.02%	.88%	.88%	.88%	.92%

Net investment income	1.46	%(c)	3.41%	3.94%	2.78%	1.86%	.69%

Supplemental Data:
Net assets, end of period (000)	$97,127		$102,611	$194,617	$128,463	$177,183	$104,856

Portfolio turnover rate	27.65	%(c)	47.60%	106.61%	97.47%	91.42%	104.11%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class P Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.33		$10.38	$ 8.00	$13.03	$12.49	$11.66

Investment operations:

Net investment income(a)	.16		.32	.32	.25	.11	.11

Net realized and unrealized gain (loss)	1.04		1.09	2.54	(4.68)	1.06	.95

Total from investment operations	1.20		1.41	2.86	(4.43)	1.17	1.06

Distributions to shareholders from:

Net investment income	(.21)		(.46)	(.48)	(.38)	(.43)	(.23)

Net realized gain	–		–	–	(.22)	(.20)	–

Total distributions	(.21)		(.46)	(.48)	(.60)	(.63)	(.23)

Net asset value, end of period	$12.32		$11.33	$10.38	$ 8.00	$13.03	$12.49

Total Return(b)	10.69	%(c)	13.99%	37.03%	(35.52)%	9.71%	9.22%

Ratios to Average Net Assets:

Expenses, including expense reductions	.46	%(c)	1.51%	1.32%	1.33%	1.33%	1.33%

Expenses, excluding expense reductions	.46	%(c)	1.51%	1.32%	1.33%	1.34%	1.33%

Net investment income	1.31	%(c)	2.96%	3.49%	2.16%	.88%	.90%

Supplemental Data:
Net assets, end of period (000)	$37		$94	$82	$59	$213	$2,842

Portfolio turnover rate	27.65	%(c)	47.60%	106.61%	97.47%	91.42%	104.11%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.34		$10.40	$ 7.99	$12.95	$12.86

Investment operations:

Net investment income(b)	.15		.29	.35	.30	.04

Net realized and unrealized gain (loss)	1.06		1.10	2.53	(4.66)	.05

Total from investment operations	1.21		1.39	2.88	(4.36)	.09

Distributions to shareholders from:

Net investment income	(.23)		(.45)	(.47)	(.38)	–

Net realized gain	–		–	–	(.22)	–

Total distributions	(.23)		(.45)	(.47)	(.60)	–

Net asset value, end of period	$12.32		$11.34	$10.40	$ 7.99	$12.95

Total Return(c)	10.73	%(d)	13.68%	37.35%	(35.20)%	.70	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.51	%(d)	1.63%	1.26%	.98%	.24	%(d)

Expenses, excluding expense reductions	.51	%(d)	1.63%	1.26%	.98%	.25	%(d)

Net investment income	1.22	%(d)	2.68%	3.63%	2.65%	.28	%(d)

Supplemental Data:
Net assets, end of period (000)	$38		$21	$46	$7	$10

Portfolio turnover rate	27.65	%(d)	47.60%	106.61%	97.47%	91.42%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

CONVERTIBLE FUND

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.21		$10.28	$ 7.94	$12.96	$12.86

Investment operations:

Net investment income(b)	.14		.31	.33	.27	.04

Net realized and unrealized gain (loss)	1.05		1.08	2.49	(4.67)	.06

Total from investment operations	1.19		1.39	2.82	(4.40)	.10

Distributions to shareholders from:

Net investment income	(.23)		(.46)	(.48)	(.40)	–

Net realized gain	–		–	–	(.22)	–

Total distributions	(.23)		(.46)	(.48)	(.62)	–

Net asset value, end of period	$12.17		$11.21	$10.28	$ 7.94	$12.96

Total Return(c)	10.72	%(d)	13.90%	36.90%	(35.53)%	.78	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.55	%(d)	1.57%	1.37%	1.36%	.22	%(d)

Expenses, excluding expense reductions	.55	%(d)	1.57%	1.37%	1.37%	.23	%(d)

Net investment income	1.18	%(d)	2.90%	3.50%	2.43%	.29	%(d)

Supplemental Data:
Net assets, end of period (000)	$818		$821	$642	$90	$10

Portfolio turnover rate	27.65	%(d)	47.60%	106.61%	97.47%	91.42%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

FLOATING RATE FUND

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30		12/14/2007(a) to 11/30/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.33		$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.22		.47	.54	.51

Net realized and unrealized gain (loss)	.09		.34	1.54	(2.46)

Total from investment operations	.31		.81	2.08	(1.95)

Distributions to shareholders from:

Net investment income	(.22)		(.48)	(.54)	(.52)

Net realized gain	(.05)		(.07)	–	–

Total distributions	(.27)		(.55)	(.54)	(.52)

Net asset value, end of period	$9.37		$9.33	$9.07	$ 7.53

Total Return(c)	3.44	%(d)	9.17%	28.31%	(20.36	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.40	%(d)	.83%	.83%	.70	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.40	%(d)	.83%	.83%	.70	%(d)

Expense, excluding expense reductions, management fee waived and expenses reimbursed	.40	%(d)	.85%	1.07%	1.14	%(d)

Net investment income	2.37	%(d)	5.10%	6.23%	5.57	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,798,881		$1,104,145	$230,835	$31,257

Portfolio turnover rate	43.65	%(d)	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007 and date shares became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30		12/14/2007(a) to 11/30/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.34		$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.19		.40	.49	.44

Net realized and unrealized gain (loss)	.09		.35	1.53	(2.46)

Total from investment operations	.28		.75	2.02	(2.02)

Distributions to shareholders from:

Net investment income	(.19)		(.41)	(.48)	(.45)

Net realized gain	(.05)		(.07)	–	–

Total distributions	(.24)		(.48)	(.48)	(.45)

Net asset value, end of period	$9.38		$9.34	$9.07	$ 7.53

Total Return(c)	3.05	%(d)	8.46%	27.48%	(20.95	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.78	%(d)	1.60%	1.47%	1.33	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.78	%(d)	1.60%	1.47%	1.32	%(d)

Expense, excluding expense reductions, management fee waived and expenses reimbursed	.78	%(d)	1.61%	1.71%	1.69	%(d)

Net investment income	2.00	%(d)	4.32%	5.55%	4.87	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,095,160		$691,302	$111,851	$7,288

Portfolio turnover rate	43.65	%(d)	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007 and date shares became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30		12/14/2007(a) to 11/30/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.32		$9.06	$7.53	$10.00

Investment operations:

Net investment income(b)	.23		.48	.58	.54

Net realized and unrealized gain (loss)	.09		.34	1.51	(2.47)

Total from investment operations	.32		.82	2.09	(1.93)

Distributions to shareholders from:

Net investment income	(.23)		(.49)	(.56)	(.54)

Net realized gain	(.05)		(.07)	–	–

Total distributions	(.28)		(.56)	(.56)	(.54)

Net asset value, end of period	$9.36		$9.32	$9.06	$ 7.53

Total Return(c)	3.49	%(d)	9.30%	28.45%	(20.16	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.35	%(d)	.72%	.59%	.47	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.35	%(d)	.72%	.59%	.46	%(d)

Expense, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(d)	.74%	.82%	1.36	%(d)

Net investment income	2.42	%(d)	5.20%	6.54%	5.85	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,086,621		$674,403	$77,233	$27

Portfolio turnover rate	43.65	%(d)	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007 and date shares became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class I Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30		12/14/2007(a) to 11/30/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.34		$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.23		.50	.57	.57

Net realized and unrealized gain (loss)	.10		.35	1.54	(2.49)

Total from investment operations	.33		.85	2.11	(1.92)

Distributions to shareholders from:

Net investment income	(.24)		(.51)	(.57)	(.55)

Net realized gain	(.05)		(.07)	–	–

Total distributions	(.29)		(.58)	(.57)	(.55)

Net asset value, end of period	$9.38		$9.34	$9.07	$ 7.53

Total Return(c)	3.55	%(d)	9.58%	28.85%	(20.06	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(d)	.62%	.47%	.36	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.30	%(d)	.62%	.47%	.36	%(d)

Expense, excluding expense reductions, management fee waived and expenses reimbursed	.30	%(d)	.64%	.75%	.88	%(d)

Net investment income	2.49	%(d)	5.42%	6.71%	6.02	%(d)

Supplemental Data:
Net assets, end of period (000)	$212,724		$141,380	$47,939	$34,193

Portfolio turnover rate	43.65	%(d)	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007 and date shares became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30		12/14/2007(a) to 11/30/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.34		$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.21		.49	.57	.51

Net realized and unrealized gain (loss)	.09		.35	1.55	(2.48)

Total from investment operations	.30		.84	2.12	(1.97)

Distributions to shareholders from:

Net investment income	(.21)		(.50)	(.58)	(.50)

Net realized gain	(.05)		(.07)	–	–

Total distributions	(.26)		(.57)	(.58)	(.50)

Net asset value, end of period	$9.38		$9.34	$9.07	$ 7.53

Total Return(c)	3.25	%(d)	9.48%	28.86%	(20.52	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(d)	.76%	.45%	.93	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(d)	.76%	.45%	.92	%(d)

Expense, excluding expense reductions, management fee waived and expenses reimbursed	.60	%(d)	.80%	.73%	2.13	%(d)

Net investment income	2.20	%(d)	5.32%	6.74%	5.47	%(d)

Supplemental Data:
Net assets, end of period (000)	$684		$12	$10	$8

Portfolio turnover rate	43.65	%(d)	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007 and date shares became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

FLOATING RATE FUND

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30		12/14/2007(a) to 11/30/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.34		$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.21		.45	.57	.52

Net realized and unrealized gain (loss)	.08		.35	1.54	(2.48)

Total from investment operations	.29		.80	2.11	(1.96)

Distributions to shareholders from:

Net investment income	(.21)		(.46)	(.57)	(.51)

Net realized gain	(.05)		(.07)	–	–

Total distributions	(.26)		(.53)	(.57)	(.51)

Net asset value, end of period	$9.37		$9.34	$9.07	$ 7.53

Total Return(c)	3.30	%(d)	9.06%	28.81%	(20.45	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(d)	1.13%	.51%	.84	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.13%	.51%	.83	%(d)

Expense, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.15%	.79%	2.08	%(d)

Net investment income	2.25	%(d)	4.87%	6.69%	5.56	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,031		$424	$19	$8

Portfolio turnover rate	43.65	%(d)	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007 and date shares became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

HIGH YIELD FUND

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$7.69		$7.22	$5.15	$7.74	$8.08	$7.99

Investment operations:

Net investment income(a)	.28		.61	.64	.56	.56	.52

Net realized and unrealized gain (loss)	.33		.49	2.07	(2.56)	(.27)	.19

Total from investment operations	.61		1.10	2.71	(2.00)	.29	.71

Distributions to shareholders from:

Net investment income	(.29)		(.63)	(.64)	(.59)	(.63)	(.57)

Net realized gain	–		–	–	–	–	(.05)

Total distributions	(.29)		(.63)	(.64)	(.59)	(.63)	(.62)

Net asset value, end of period	$8.01		$7.69	$7.22	$5.15	$7.74	$8.08

Total Return(b)	8.07	%(c)	15.79%	54.92%	(27.59)%	3.52%	9.23%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and 12b-1 distribution fees reimbursed	.48	%(c)	.98%	1.01%	1.27%	1.23%	1.24%

Expenses, including expense reductions, management fee waived and 12b-1 distribution fees reimbursed	.48	%(c)	.98%	1.01%	1.27%	1.23%	1.23%

Expenses, excluding expense reductions, management fee waived and 12b-1 distribution fees reimbursed	.50	%(c)	1.16%	1.24%	1.27%	1.23%	1.24%

Net investment income	3.55	%(c)	8.06%	9.81%	7.89%	6.97%	6.55%

Supplemental Data:
Net assets, end of period (000)	$523,209		$422,609	$294,169	$62,454	$101,386	$105,995

Portfolio turnover rate	62.93	%(c)	87.78%	126.34%	98.56%	96.74%	108.90%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class B Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$7.66		$7.19	$5.14	$7.71	$8.05	$7.96

Investment operations:

Net investment income(a)	.25		.55	.58	.51	.51	.47

Net realized and unrealized gain (loss)	.32		.49	2.06	(2.55)	(.28)	.19

Total from investment operations	.57		1.04	2.64	(2.04)	.23	.66

Distributions to shareholders from:

Net investment income	(.26)		(.57)	(.59)	(.53)	(.57)	(.52)

Net realized gain	–		–	–	–	–	(.05)

Total distributions	(.26)		(.57)	(.59)	(.53)	(.57)	(.57)

Net asset value, end of period	$7.97		$7.66	$7.19	$5.14	$7.71	$8.05

Total Return(b)	7.54	%(c)	14.92%	53.45%	(27.96)%	2.83%	8.61%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.88	%(c)	1.78%	1.89%	1.92%	1.88%	1.88%

Expenses, including expense reductions and management fee waived	.88	%(c)	1.78%	1.89%	1.92%	1.88%	1.88%

Expenses, excluding expense reductions and management fee waived	.88	%(c)	1.82%	1.89%	1.92%	1.88%	1.89%

Net investment income	3.19	%(c)	7.36%	9.20%	7.22%	6.33%	5.89%

Supplemental Data:
Net assets, end of period (000)	$21,625		$25,815	$25,313	$14,481	$27,186	$34,907

Portfolio turnover rate	62.93	%(c)	87.78%	126.34%	98.56%	96.74%	108.90%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$7.66		$7.18	$5.13	$7.71	$8.05	$7.96

Investment operations:

Net investment income(a)	.25		.54	.58	.51	.51	.47

Net realized and unrealized gain (loss)	.32		.51	2.06	(2.55)	(.28)	.19

Total from investment operations	.57		1.05	2.64	(2.04)	.23	.66

Distributions to shareholders from:

Net investment income	(.26)		(.57)	(.59)	(.54)	(.57)	(.52)

Net realized gain	–		–	–	–	–	(.05)

Total distributions	(.26)		(.57)	(.59)	(.54)	(.57)	(.57)

Net asset value, end of period	$7.97		$7.66	$7.18	$5.13	$7.71	$8.05

Total Return(b)	7.57	%(c)	14.90%	53.74%	(28.08)%	2.82%	8.60%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.84	%(c)	1.78%	1.89%	1.92%	1.88%	1.88%

Expenses, including expense reductions and management fee waived	.84	%(c)	1.78%	1.89%	1.92%	1.88%	1.88%

Expenses, excluding expense reductions and management fee waived	.84	%(c)	1.81%	1.89%	1.92%	1.88%	1.89%

Net investment income	3.19	%(c)	7.21%	8.94%	7.25%	6.32%	5.88%

Supplemental Data:
Net assets, end of period (000)	$171,615		$136,810	$74,949	$17,882	$25,909	$29,466

Portfolio turnover rate	62.93	%(c)	87.78%	126.34%	98.56%	96.74%	108.90%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.68		$7.21	$5.15	$7.74	$7.96

Investment operations:

Net investment income(b)	.28		.60	.65	.58	.09

Net realized and unrealized gain (loss)	.34		.51	2.05	(2.57)	(.21)

Total from investment operations	.62		1.11	2.70	(1.99)	(.12)

Distributions to shareholders from:

Net investment income	(.30)		(.64)	(.64)	(.60)	(.10)

Net asset value, end of period	$8.00		$7.68	$7.21	$5.15	$7.74

Total Return(c)	8.12	%(d)	15.88%	54.89%	(27.40)%	(1.52	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.43	%(d)	.88%	.96%	1.04%	.19	%(d)

Expenses, including expense reductions and management fee waived	.43	%(d)	.88%	.96%	1.04%	.19	%(d)

Expenses, excluding expense reductions and management fee waived	.43	%(d)	.91%	.96%	1.04%	.19	%(d)

Net investment income	3.58	%(d)	7.88%	9.52%	8.79%	1.19	%(d)

Supplemental Data:
Net assets, end of period (000)	$174,970		$121,144	$23,471	$279	$10

Portfolio turnover rate	62.93	%(d)	87.78%	126.34%	98.56%	96.74%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class I Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$7.73		$7.25	$5.17	$7.77	$8.11	$8.00

Investment operations:

Net investment income(a)	.29		.63	.65	.59	.58	.55

Net realized and unrealized gain (loss)	.32		.50	2.08	(2.58)	(.27)	.19

Total from investment operations	.61		1.13	2.73	(1.99)	.31	.74

Distributions to shareholders from:

Net investment income	(.30)		(.65)	(.65)	(.61)	(.65)	(.58)

Net realized gain	–		–	–	–	–	(.05)

Total distributions	(.30)		(.65)	(.65)	(.61)	(.65)	(.63)

Net asset value, end of period	$8.04		$7.73	$7.25	$5.17	$7.77	$8.11

Total Return(b)	8.03	%(c)	16.16%	55.20%	(27.33)%	3.79%	9.73%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.38	%(c)	.78%	.92%	.92%	.88%	.88%

Expenses, including expense reductions and management fee waived	.38	%(c)	.78%	.92%	.92%	.88%	.88%

Expenses, excluding expense reductions and management fee waived	.38	%(c)	.81%	.92%	.92%	.88%	.88%

Net investment income	3.67	%(c)	8.30%	10.28%	8.26%	7.28%	6.93%

Supplemental Data:
Net assets, end of period (000)	$623,517		$508,348	$360,431	$240,587	$330,709	$26,108

Portfolio turnover rate	62.93	%(c)	87.78%	126.34%	98.56%	96.74%	108.90%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class P Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$7.79		$7.31	$5.21	$7.83	$8.16	$8.02

Investment operations:

Net investment income(a)	.28		.60	.63	.56	.56	.53

Net realized and unrealized gain (loss)	.33		.50	2.09	(2.60)	(.27)	.17

Total from investment operations	.61		1.10	2.72	(2.04)	.29	.70

Distributions to shareholders from:

Net investment income	(.29)		(.62)	(.62)	(.58)	(.62)	(.51)

Net realized gain	–		–	–	–	–	(.05)

Total distributions	(.29)		(.62)	(.62)	(.58)	(.62)	(.56)

Net asset value, end of period	$8.11		$7.79	$7.31	$5.21	$7.83	$8.16

Total Return(b)	7.90	%(c)	15.43%	54.68%	(27.73)%	3.48%	9.14%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.61	%(c)	1.23%	1.35%	1.37%	1.33%	1.28%

Expenses, including expense reductions and management fee waived	.61	%(c)	1.23%	1.35%	1.37%	1.33%	1.28%

Expenses, excluding expense reductions and management fee waived	.61	%(c)	1.26%	1.35%	1.37%	1.33%	1.29%

Net investment income	3.45	%(c)	7.84%	9.68%	7.81%	6.85%	6.64%

Supplemental Data:
Net assets, end of period (000)	$1,180		$936	$541	$185	$243	$109

Portfolio turnover rate	62.93	%(c)	87.78%	126.34%	98.56%	96.74%	108.90%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.74		$7.26	$5.18	$7.75	$7.96

Investment operations:

Net investment income(b)	.27		.58	.63	.58	.09

Net realized and unrealized gain (loss)	.32		.51	2.06	(2.58)	(.21)

Total from investment operations	.59		1.09	2.69	(2.00)	(.12)

Distributions to shareholders from:

Net investment income	(.28)		(.61)	(.61)	(.57)	(.09)

Net asset value, end of period	$8.05		$7.74	$7.26	$5.18	$7.75

Total Return(c)	7.71	%(d)	15.48%	54.20%	(27.47)%	(1.48	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.68	%(d)	1.38%	1.47%	1.04%	.25	%(d)

Expenses, including expense reductions and management fee waived	.68	%(d)	1.38%	1.47%	1.04%	.25	%(d)

Expenses, excluding expense reductions and management fee waived	.68	%(d)	1.41%	1.47%	1.05%	.25	%(d)

Net investment income	3.38	%(d)	7.64%	9.19%	8.16%	1.12	%(d)

Supplemental Data:
Net assets, end of period (000)	$3,065		$1,953	$594	$9	$10

Portfolio turnover rate	62.93	%(d)	87.78%	126.34%	98.56%	96.74%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD FUND

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.74		$7.26	$5.18	$7.75	$7.96

Investment operations:

Net investment income(b)	.27		.58	.64	.58	.09

Net realized and unrealized gain (loss)	.32		.51	2.06	(2.57)	(.21)

Total from investment operations	.59		1.09	2.70	(1.99)	(.12)

Distributions to shareholders from:

Net investment income	(.28)		(.61)	(.62)	(.58)	(.09)

Net asset value, end of period	$8.05		$7.74	$7.26	$5.18	$7.75

Total Return(c)	7.76	%(d)	15.58%	54.34%	(27.38)%	(1.46	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.63	%(d)	1.28%	1.37%	1.01%	.24	%(d)

Expenses, including expense reductions and management fee waived	.63	%(d)	1.28%	1.37%	1.01%	.24	%(d)

Expenses, excluding expense reductions and management fee waived	.63	%(d)	1.31%	1.37%	1.02%	.24	%(d)

Net investment income	3.42	%(d)	7.70%	9.20%	8.17%	1.13	%(d)

Supplemental Data:
Net assets, end of period (000)	$11,817		$7,602	$2,246	$7	$10

Portfolio turnover rate	62.93	%(d)	87.78%	126.34%	98.56%	96.74%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INCOME FUND

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$2.86		$2.73	$2.09	$2.61	$2.58	$2.56

Investment operations:

Net investment income(a)	.07		.15	.15	.14	.11	.11

Net realized and unrealized gain (loss)	.08		.14	.64	(.53)	.03	.02

Total from investment operations	.15		.29	.79	(.39)	.14	.13

Distributions to shareholders from:

Net investment income	(.08)		(.16)	(.15)	(.13)	(.11)	(.11)

Net asset value, end of period	$2.93		$2.86	$2.73	$2.09	$2.61	$2.58

Total Return(b)	5.15	%(c)	10.87%	38.79%	(15.52)%	5.76%	5.16%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.44	%(c)	.90%	1.00%	1.00%	1.30%	1.04%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.44	%(c)	.90%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.44	%(c)	.90%	1.07%	1.08%	1.35%	1.10%

Net investment income	2.40	%(c)	5.34%	6.10%	5.45%	4.53%	4.32%

Supplemental Data:
Net assets, end of period (000)	$695,462		$688,876	$584,884	$398,305	$533,896	$579,558

Portfolio turnover rate	85.86	%(c)	158.33%	297.38%	393.47%	294.55%	499.81%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class B Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$2.86		$2.73	$2.09	$2.61	$2.58	$2.56

Investment operations:

Net investment income(a)	.06		.13	.13	.12	.10	.09

Net realized and unrealized gain (loss)	.07		.14	.64	(.52)	.03	.02

Total from investment operations	.13		.27	.77	(.40)	.13	.11

Distributions to shareholders from:

Net investment income	(.06)		(.14)	(.13)	(.12)	(.10)	(.09)

Net asset value, end of period	$2.93		$2.86	$2.73	$2.09	$2.61	$2.58

Total Return(b)	4.74	%(c)	10.03%	37.91%	(16.10)%	5.03%	4.42%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.83	%(c)	1.68%	1.65%	1.65%	1.95%	1.69%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.83	%(c)	1.68%	1.65%	1.65%	1.65%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.83	%(c)	1.68%	1.72%	1.73%	2.00%	1.75%

Net investment income	2.01	%(c)	4.62%	5.45%	4.80%	3.88%	3.67%

Supplemental Data:
Net assets, end of period (000)	$17,987		$21,806	$26,942	$19,158	$25,211	$30,865

Portfolio turnover rate	85.86	%(c)	158.33%	297.38%	393.47%	294.55%	499.81%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$2.87		$2.74	$2.10	$2.62	$2.59	$2.57

Investment operations:

Net investment income(a)	.06		.13	.13	.12	.10	.09

Net realized and unrealized gain (loss)	.08		.13	.64	(.52)	.03	.02

Total from investment operations	.14		.26	.77	(.40)	.13	.11

Distributions to shareholders from:

Net investment income	(.07)		(.13)	(.13)	(.12)	(.10)	(.09)

Net asset value, end of period	$2.94		$2.87	$2.74	$2.10	$2.62	$2.59

Total Return(b)	4.79	%(c)	10.09%	37.80%	(16.01)%	5.03%	4.45%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.78	%(c)	1.58%	1.65%	1.65%	1.95%	1.69%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.78	%(c)	1.58%	1.65%	1.65%	1.65%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.78	%(c)	1.59%	1.72%	1.73%	2.00%	1.75%

Net investment income	2.06	%(c)	4.60%	5.32%	4.81%	3.88%	3.67%

Supplemental Data:
Net assets, end of period (000)	$172,201		$172,083	$107,068	$40,221	$48,661	$53,400

Portfolio turnover rate	85.86	%(c)	158.33%	297.38%	393.47%	294.55%	499.81%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$2.86		$2.73	$2.09	$2.61	$2.55

Investment operations:

Net investment income(b)	.07		.15	.15	.15	.02

Net realized and unrealized gain (loss)	.08		.14	.64	(.53)	.06

Total from investment operations	.15		.29	.79	(.38)	.08

Distributions to shareholders from:

Net investment income	(.08)		(.16)	(.15)	(.14)	(.02)

Net asset value, end of period	$2.93		$2.86	$2.73	$2.09	$2.61

Total Return(c)	5.19	%(d)	10.98%	39.15%	(15.31)%	3.13	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.38	%(d)	.77%	.75%	.74%	.14	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.38	%(d)	.77%	.75%	.74%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.38	%(d)	.77%	.81%	.81%	.14	%(d)

Net investment income	2.43	%(d)	5.29%	6.03%	6.19%	.89	%(d)

Supplemental Data:
Net assets, end of period (000)	$107,332		$100,874	$28,302	$141	$10

Portfolio turnover rate	85.86	%(d)	158.33%	297.38%	393.47%	294.55%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class I Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$2.85		$2.72	$2.09	$2.61	$2.58	$2.56

Investment operations:

Net investment income(a)	.07		.15	.16	.15	.12	.12

Net realized and unrealized gain (loss)	.09		.14	.63	(.53)	.03	.02

Total from investment operations	.16		.29	.79	(.38)	.15	.14

Distributions to shareholders from:

Net investment income	(.08)		(.16)	(.16)	(.14)	(.12)	(.12)

Net asset value, end of period	$2.93		$2.85	$2.72	$2.09	$2.61	$2.58

Total Return(b)	5.61	%(c)	11.12%	38.74%	(15.19)%	6.13%	5.55%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.33	%(c)	.68%	.65%	.65%	.95%	.69%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.33	%(c)	.68%	.65%	.65%	.65%	.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.33	%(c)	.68%	.72%	.72%	1.00%	.75%

Net investment income	2.47	%(c)	5.47%	6.46%	5.86%	4.90%	4.67%

Supplemental Data:
Net assets, end of period (000)	$39,536		$21,101	$1,024	$651	$894	$794

Portfolio turnover rate	85.86	%(c)	158.33%	297.38%	393.47%	294.55%	499.81%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30		7/2/2008(a) to 11/30/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$2.88		$2.75	$2.09	$2.58

Investment operations:

Net investment income(b)	.06		.16	.16	.06

Net realized and unrealized gain (loss)	.08		.14	.64	(.49)

Total from investment operations	.14		.30	.80	(.43)

Distributions to shareholders from:

Net investment income	(.07)		(.17)	(.14)	(.06)

Net asset value, end of period	$2.95		$2.88	$2.75	$2.09

Total Return(c)	4.93	%(d)	11.03%	39.46%	(17.03	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63	%(d)	.72%	.63%	.48	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.63	%(d)	.72%	.63%	.48	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(d)	.73%	.70%	.54	%(d)

Net investment income	2.20	%(d)	5.54%	6.50%	2.41	%(d)

Supplemental Data:
Net assets, end of period (000)	$771		$13	$12	$8

Portfolio turnover rate	85.86	%(d)	158.33%	297.38%	393.47%

(a)	Commencement of offering of class shares.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INCOME FUND

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30		7/2/2008(a) to 11/30/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$2.87		$2.73	$2.09	$2.58

Investment operations:

Net investment income(b)	.06		.14	.15	.06

Net realized and unrealized gain (loss)	.08		.15	.64	(.49)

Total from investment operations	.14		.29	.79	(.43)

Distributions to shareholders from:

Net investment income	(.07)		(.15)	(.15)	(.06)

Net asset value, end of period	$2.94		$2.87	$2.73	$2.09

Total Return(c)	4.99	%(d)	10.97%	38.65%	(16.99	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.58	%(d)	1.17%	1.11%	.45	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.58	%(d)	1.17%	1.11%	.45	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.58	%(d)	1.18%	1.18%	.50	%(d)

Net investment income	2.24	%(d)	4.83%	5.87%	2.45	%(d)

Supplemental Data:
Net assets, end of period (000)	$2,452		$1,340	$114	$8

Portfolio turnover rate	85.86	%(d)	158.33%	297.38%	393.47%

(a)	Commencement of offering of class shares.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INFLATION FOCUSED FUND

	Class A Shares
	4/20/2011(a) to 5/31/2011 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.02

Net realized and unrealized loss	(.08)

Total from investment operations	(.06)

Distributions to shareholders from:

Net investment income	(.04)

Net asset value, end of period	$14.90

Total Return(c)	(.53	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.08	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.08	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.20	%(d)

Net investment income	.13	%(d)

Supplemental Data:
Net assets, end of period (000)	$75,535

Portfolio turnover rate	9.49	%(d)

(a)	Commencement of operations and SEC effective date was 4/20/2011 and date shares first became available to the public was 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class C Shares
	4/20/2011 (a) to 5/31/2011 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.01

Net realized and unrealized loss	(.08)

Total from investment operations	(.07)

Distributions to shareholders from:

Net investment income	(.02)

Net asset value, end of period	$14.91

Total Return(c)	(.58	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.16	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.16	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.32	%(d)

Net investment income	.05	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,480

Portfolio turnover rate	9.49	%(d)

(a)	Commencement of operations and SEC effective date was 4/20/2011 and date shares first became available to the public was 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class F Shares
	4/20/2011 (a) to 5/31/2011 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.02

Net realized and unrealized loss	(.07)

Total from investment operations	(.05)

Distributions to shareholders from:

Net investment income	(.04)

Net asset value, end of period	$14.91

Total Return(c)	(.49	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.07	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.07	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.15	%(d)

Net investment income	.13	%(d)

Supplemental Data:
Net assets, end of period (000)	$4,205

Portfolio turnover rate	9.49	%(d)

(a)	Commencement of operations and SEC effective date was 4/20/2011 and date shares first became available to the public was 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class I Shares
	4/20/2011 (a) to 5/31/2011 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.03

Net realized and unrealized loss	(.08)

Total from investment operations	(.05)

Distributions to shareholders from:

Net investment income	(.05)

Net asset value, end of period	$14.90

Total Return(c)	(.48	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.06	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.06	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.44	%(d)

Net investment income	.20	%(d)

Supplemental Data:
Net assets, end of period (000)	$721

Portfolio turnover rate	9.49	%(d)

(a)	Commencement of operations and SEC effective date was 4/20/2011 and date shares first became available to the public was 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class R2 Shares
	4/20/2011 (a) to 5/31/2011 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.01

Net realized and unrealized loss	(.07)

Total from investment operations	(.06)

Distributions to shareholders from:

Net investment income	(.04)

Net asset value, end of period	$14.90

Total Return(c)	(.54	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.13	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.13	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	4.68	%(d)

Net investment income	.09	%(d)

Supplemental Data:
Net assets, end of period (000)	$10

Portfolio turnover rate	9.49	%(d)

(a)	Commencement of operations and SEC effective date was 4/20/2011 and date shares first became available to the public was 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INFLATION FOCUSED FUND

	Class R3 Shares
	4/20/2011 (a) to 5/31/2011 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.01

Net realized and unrealized loss	(.07)

Total from investment operations	(.06)

Distributions to shareholders from:

Net investment income	(.04)

Net asset value, end of period	$14.90

Total Return(c)	(.53	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.12	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	4.67	%(d)

Net investment income	.10	%(d)

Supplemental Data:
Net assets, end of period (000)	$10

Portfolio turnover rate	9.49	%(d)

(a)	Commencement of operations and SEC effective date was 4/20/2011 and date shares first became available to the public was 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

SHORT DURATION INCOME FUND

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$4.64		$4.57	$3.97	$4.35	$4.30	$4.29

Investment operations:

Net investment income(a)	.07		.17	.20	.20	.18	.16

Net realized and unrealized gain (loss)	.05		.12	.62	(.38)	.05	.02

Total from investment operations	.12		.29	.82	(.18)	.23	.18

Distributions to shareholders from:

Net investment income	(.10)		(.20)	(.22)	(.20)	(.18)	(.17)

Net realized gain	(.03)		(.02)	–	–	–	–

Total distributions	(.13)		(.22)	(.22)	(.20)	(.18)	(.17)

Net asset value, end of period	$4.63		$4.64	$4.57	$3.97	$4.35	$4.30

Total Return(b)	2.50	%(c)	6.38%	21.30%	(4.57)%	5.38%	4.26%

Ratios to Average Net Assets:

Expenses excluding expense reductions and including expenses reimbursed	.29	%(c)	.60%	.68%	.80%	.91%	.92%

Expenses, including expense reductions and expenses reimbursed	.29	%(c)	.60%	.68%	.79%	.90%	.90%

Expenses, excluding expense reductions and expenses reimbursed	.29	%(c)	.60%	.68%	.80%	1.07%	1.10%

Net investment income	1.62	%(c)	3.63%	4.53%	4.67%	4.15%	3.77%

Supplemental Data:
Net assets, end of period (000)	$5,937,543		$5,280,795	$2,117,058	$194,420	$78,351	$76,271

Portfolio turnover rate	69.77	%(c)	143.47%	162.91%	208.09%	164.00%	304.77%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class B Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$4.65		$4.58	$3.97	$4.35	$4.30	$4.30

Investment operations:

Net investment income(a)	.06		.14	.17	.17	.15	.13

Net realized and unrealized gain (loss)	.03		.11	.62	(.38)	.05	.01

Total from investment operations	.09		.25	.79	(.21)	.20	.14

Distributions to shareholders from:

Net investment income	(.08)		(.16)	(.18)	(.17)	(.15)	(.14)

Net realized gain	(.03)		(.02)	–	–	–	–

Total distributions	(.11)		(.18)	(.18)	(.17)	(.15)	(.14)

Net asset value, end of period	$4.63		$4.65	$4.58	$3.97	$4.35	$4.30

Total Return(b)	1.88	%(c)	5.56%	20.34%	(5.01)%	4.70%	3.35%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.69	%(c)	1.40%	1.48%	1.54%	1.56%	1.57%

Expenses, including expense reductions and expenses reimbursed	.69	%(c)	1.40%	1.48%	1.54%	1.55%	1.55%

Expenses, excluding expense reductions and expenses reimbursed	.69	%(c)	1.40%	1.48%	1.61%	1.73%	1.75%

Net investment income	1.24	%(c)	2.94%	3.96%	3.96%	3.51%	3.13%

Supplemental Data:
Net assets, end of period (000)	$46,709		$49,948	$39,422	$12,756	$7,379	$6,805

Portfolio turnover rate	69.77	%(c)	143.47%	162.91%	208.09%	164.00%	304.77%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$4.67		$4.60	$3.99	$4.37	$4.32	$4.32

Investment operations:

Net investment income(a)	.06		.13	.17	.17	.15	.13

Net realized and unrealized gain (loss)	.04		.13	.62	(.38)	.05	.01

Total from investment operations	.10		.26	.79	(.21)	.20	.14

Distributions to shareholders from:

Net investment income	(.08)		(.17)	(.18)	(.17)	(.15)	(.14)

Net realized gain	(.03)		(.02)	–	–	–	–

Total distributions	(.11)		(.19)	(.18)	(.17)	(.15)	(.14)

Net asset value, end of period	$4.66		$4.67	$4.60	$3.99	$4.37	$4.32

Total Return(b)	2.12	%(c)	5.55%	20.21%	(4.98)%	4.70%	3.35%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.67	%(c)	1.37%	1.48%	1.54%	1.56%	1.57%

Expenses, including expense reductions and expenses reimbursed	.67	%(c)	1.37%	1.48%	1.54%	1.55%	1.55%

Expenses, excluding expense reductions and expenses reimbursed	.67	%(c)	1.37%	1.48%	1.61%	1.73%	1.75%

Net investment income	1.25	%(c)	2.85%	3.69%	3.94%	3.51%	3.12%

Supplemental Data:
Net assets, end of period (000)	$3,985,391		$3,499,490	$1,154,440	$67,249	$33,081	$37,027

Portfolio turnover rate	69.77	%(c)	143.47%	162.91%	208.09%	164.00%	304.77%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.64		$4.57	$3.96	$4.34	$4.29

Investment operations:

Net investment income(b)	.08		.17	.20	.20	.03

Net realized and unrealized gain (loss)	.03		.12	.63	(.37)	.05

Total from investment operations	.11		.29	.83	(.17)	.08

Distributions to shareholders from:

Net investment income	(.10)		(.20)	(.22)	(.21)	(.03)

Net realized gain	(.03)		(.02)	–	–	–

Total distributions	(.13)		(.22)	(.22)	(.21)	(.03)

Net asset value, end of period	$4.62		$4.64	$4.57	$3.96	$4.34

Total Return(c)	2.33	%(d)	6.48%	21.42%	(4.21)%	1.90	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed	.24	%(d)	.50%	.58%	.61%	.11	%(d)

Expenses, including expense reductions and expenses assumed	.24	%(d)	.50%	.58%	.61%	.12	%(d)

Expenses, excluding expense reductions and expenses assumed	.24	%(d)	.50%	.58%	.64%	.15	%(d)

Net investment income	1.66	%(d)	3.70%	4.55%	4.94%	.73	%(d)

Supplemental Data:
Net assets, end of period (000)	$2,995,403		$2,382,845	$499,721	$1,644	$10

Portfolio turnover rate	69.77	%(d)	143.47%	162.91%	208.09%	164.00%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class I Shares
	Six Months Ended 5/31/2011 (unaudited)
			Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$4.64		$4.57	$3.96	$4.35	$4.30	$4.29

Investment operations:

Net investment income(a)	.08		.18	.21	.21	.19	.18

Net realized and unrealized gain (loss)	.03		.12	.63	(.37)	.05	.01

Total from investment operations	.11		.30	.84	(.16)	.24	.19

Distributions to shareholders from:

Net investment income	(.10)		(.21)	(.23)	(.23)	(.19)	(.18)

Net realized gain	(.03)		(.02)	–	–	–	–

Total distributions	(.13)		(.23)	(.23)	(.23)	(.19)	(.18)

Net asset value, end of period	$4.62		$4.64	$4.57	$3.96	$4.35	$4.30

Total Return(b)	2.38	%(c)	6.59%	21.57%	(3.92)%	5.75%	4.63%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.19	%(c)	.40%	.49%	.55%	.56%	.57%

Expenses, including expense reductions and expenses reimbursed	.19	%(c)	.40%	.49%	.54%	.55%	.55%

Expenses, excluding expense reductions and expenses reimbursed	.19	%(c)	.40%	.49%	.63%	.73%	.75%

Net investment income	1.70	%(c)	3.82%	4.66%	4.99%	4.51%	4.15%

Supplemental Data:
Net assets, end of period (000)	$397,777		$252,030	$65,851	$488	$548	$474

Portfolio turnover rate	69.77	%(c)	143.47%	162.91%	208.09%	164.00%	304.77%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30/2010	7/21/2009(a) to 11/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$4.64		$4.58	$4.46

Investment operations:

Net investment income(b)	.07		.15	.06

Net realized and unrealized gain	.04		.11	.14

Total from investment operations	.11		.26	.20

Distributions to shareholders from:

Net investment income	(.09)		(.18)	(.08)

Net realized gain	(.03)		(.02)	–

Total distributions	(.12)		(.20)	(.08)

Net asset value, end of period	$4.63		$4.64	$4.58

Total Return(c)	2.30	%(d)	5.73%	4.56	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.49	%(d)	1.00%	.72	%(e)

Expenses, including expense reductions and expenses reimbursed	.49	%(d)	1.00%	.72	%(e)

Expenses, excluding expense reductions and expenses reimbursed	.49	%(d)	1.00%	.90	%(e)

Net investment income	1.41	%(d)	3.21%	3.42	%(e)

Supplemental Data:
Net assets, end of period (000)	$3,553		$1,613	$256

Portfolio turnover rate	69.77	%(d)	143.47%	162.91%

(a)	Commencement of operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION INCOME FUND

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30/2010	7/21/2009(a) to 11/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$4.65		$4.58	$4.46

Investment operations:

Net investment income(b)	.07		.15	.07

Net realized and unrealized gain	.03		.13	.13

Total from investment operations	.10		.28	.20

Distributions to shareholders from:

Net investment income	(.09)		(.19)	(.08)

Net realized gain	(.03)		(.02)	–

Total distributions	(.12)		(.21)	(.08)

Net asset value, end of period	$4.63		$4.65	$4.58

Total Return(c)	2.14	%(d)	6.07%	4.53	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.44	%(d)	.90%	.98	%(e)

Expenses, including expense reductions and expenses reimbursed	.44	%(d)	.90%	.98	%(e)

Expenses, excluding expense reductions and expenses reimbursed	.44	%(d)	.90%	.99	%(e)

Net investment income	1.49	%(d)	3.28%	3.95	%(e)

Supplemental Data:
Net assets, end of period (000)	$11,303		$12,586	$2,008

Portfolio turnover rate	69.77	%(d)	143.47%	162.91%

(a)	Commencement of operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of twelve funds. This report covers the following six funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, B, C, F, I, R2 and R3
Lord Abbett High Yield Fund (“High Yield Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Income Fund (“Income Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)*	A, C, F, I, R2 and R3
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, B, C, F, I, P, R2 and R3

*	Commencement of operations and SEC effective date was April 20, 2011. The shares first became available to the public on May 2, 2011.

As of the date of this report, Floating Rate Fund has not issued Class B shares and Income Fund and Short Duration Income Fund have not issued Class P shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds’ no longer issue Class B shares for purchase.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)(continued)

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended November 30, 2007 through November 30, 2010. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts, and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on each Fund’s Statement of Operations. As of May 31, 2011, only High Yield, Income Fund and Short Duration Income Fund had open forward foreign currency exchange contracts.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of May 31, 2011, only Income Fund, Inflation Focused Fund and Short Duration Income Fund had open futures contracts.

Notes to Financial Statements (unaudited)(continued)

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Time Deposits–Each Fund is authorized to temporarily invest a substantial amount of its assets in various short-term fixed income securities. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)

Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money

Notes to Financial Statements (unaudited)(continued)

and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of May 31, 2011, only Floating Rate Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitment	Unrealized Depreciation
Frac Tech International LLC Delayed Draw Term Loan	$1,882,353	$5,546

(n)	Inflation-Linked Derivatives-The Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(o)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources

Notes to Financial Statements (unaudited)(continued)

independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing each Fund’s investments carried at fair value:

Convertible Fund
Investment Type*	Level 1	Level 2	Level 3		Total
Common Stocks	$15,053,234	$–	$–		$15,053,234
Convertible Bonds	–	252,106,561	261		252,106,822
Convertible Preferred Stocks	63,727,502	11,334,906	–		75,062,408
Corporate Bonds	–	2,932,500	106		2,932,606
Warrant	–	–	-	(1)	-	(1)
Repurchase Agreement	–	33,989,480	–		33,989,480
Total	$78,780,736	$300,363,447	$367		$379,144,550
(1) Valued at zero as of May 31, 2011.

Floating Rate Fund
Investment Type*	Level 1	Level 2	Level 3		Total
Corporate Bonds	$–	$356,602,509	$–		$356,602,509
Floating Rate Loans	–	3,815,308,606	38,896,857		3,854,205,463
Repurchase Agreement	–	110,041,000	–		110,041,000
Time Deposit	–	962	–		962
Total	$–	$4,281,953,077	$38,896,857		$4,320,849,934

Notes to Financial Statements (unaudited)(continued)

High Yield Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$9,462,434	$4,596,463	$–	$14,058,897
Convertible Bonds	–	12,961,500	–	12,961,500
Convertible Preferred Stocks	3,006,000	690,352	–	3,696,352
Floating Rate Loans	–	69,369,202	13,052,187	82,421,389
Foreign Bonds	-	49,698,094	-	49,698,094
Foreign Government Obligations	-	26,644,509	-	26,644,509
High Yield Corporate Bonds	–	1,338,982,765	–	1,338,982,765
Non-Agency Commercial Mortgage-Backed Securities	-	4,653,913	-	4,653,913
Warrants	1,187,885	322,493	-	1,510,378
Repurchase Agreement	–	24,700,919	–	24,700,919
Total	$13,656,319	$1,532,620,210	$13,052,187	$1,559,328,716
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$408,867	$–	$408,867
Liabilities	–	(923,382)	–	(923,382)
Total	$-	$(514,515)	$-	$(514,515)

Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$47,388,230	$–	$47,388,230
Corporate Bonds	–	810,794,521	–	810,794,521
Floating Rate Loans	–	5,983,992	251,872	6,235,864
Foreign Bonds	–	6,337,729	–	6,337,729
Foreign Government Obligations	–	12,371,485	–	12,371,485
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	31,860,288	–	31,860,288
Government Sponsored Enterprises Pass-Throughs	–	6,432,278	–	6,432,278
Municipal Bonds	–	25,008,373	–	25,008,373
Non-Agency Commercial Mortgage-Backed Securities	–	50,486,027	–	50,486,027
U.S. Treasury Obligations	–	3,570,420	–	3,570,420
Repurchase Agreements	–	30,571,161	–	30,571,161
Total	$–	$1,030,804,504	$251,872	$1,031,056,376
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$3,285,290	$–	$3,285,290
Liabilities	–	(744,258)	–	(744,258)
Futures Contracts
Assets	–	–	–	–
Liabilities	(499,630)	–	–	(499,630)
Total	$(499,630)	$2,541,032	$–	$2,041,402

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$5,631,436	$–	$5,631,436
Corporate Bonds	–	44,550,528	–	44,550,528
Floating Rate Loans	–	178,480	5,037	183,517
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	2,552,620	–	2,552,620
Government Sponsored Enterprises Pass-Throughs	–	6,126,545	–	6,126,545
Municipal Bond	–	76,626	–	76,626
Non-Agency Commercial Mortgage-Backed Securities	–	14,488,718	–	14,488,718
U.S. Treasury Obligation	–	4,066,564	–	4,066,564
Repurchase Agreement	–	7,876,364	–	7,876,364
Total	$–	$85,547,881	$5,037	$85,552,918
Other Financial Instruments
Futures Contracts
Assets	$14,928	$–	$–	$14,928
Liabilities	(44,967)	–	–	(44,967)
CPI Swaps
Assets	–	50,040	–	50,040
Liabilities	–	(417,140)	–	(417,140)
Total	$(30,039)	$(367,100)	$–	$(397,139)

Short Duration Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$1,348,649,477	$–	$1,348,649,477
Corporate Bonds	–	6,812,114,585	–	6,812,114,585
Floating Rate Loans	–	130,510,343	1,254,322	131,764,665
Foreign Bonds	–	90,570,168	–	90,570,168
Foreign Government Obligations	–	43,138,498	–	43,138,498
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	466,801,576	–	466,801,576
Government Sponsored Enterprises Pass-Throughs	–	699,241,263	–	699,241,263
Municipal Bonds	–	97,883,501	–	97,883,501
Non-Agency Commercial Mortgage-Backed Securities	–	3,542,580,780	–	3,542,580,780
Repurchase Agreements	–	250,022,567	–	250,022,567
Total	$–	$13,481,512,758	$1,254,322	$13,482,767,080
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$670,905	$–	$670,905
Liabilities	–	(721,860)	–	(721,860)
Futures Contracts
Assets	3,874,743	–	–	3,874,743
Liabilities	(8,058,515)	–	–	(8,058,515)
Total	$(4,183,772)	$(50,955)	$–	$(4,234,727)

*	See Schedule of Investments for fair values in each industry.

Notes to Financial Statements (unaudited)(continued)

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment Type	Convertible Bonds	Floating Rate Loans	Floating Rate Loans
Balance as of December 1, 2010	$2,965,261	$8,864,973	$–
Accrued discounts/premiums	158,952	19,853	774
Realized gain (loss)	(2,132,486)	52,138	–
Change in unrealized appreciation/depreciation	1,376,524	156,576	161,413
Net purchases (sales)	(2,367,990)	29,803,317	12,890,000
Net transfers in or out of Level 3	–	–	–
Balance as of May 31, 2011	$261	$38,896,857	$13,052,187
Fund	Convertible Fund
Investment Type	Corporate Bonds
Balance as of December 1, 2010	$106
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	–
Net purchases (sales)	–
Net transfers in or out of Level 3	–
Balance as of May 31, 2011	$106
Fund	Income Fund	Inflation Focused Fund*	Short Duration Income Fund
Investment Type	Floating Rate Loans	Floating Rate Loans	Floating Rate Loans
Balance as of December 1, 2010	$–	$–	$–
Accrued discounts/premiums	16	–	79
Realized gain (loss)	–	–	–
Change in unrealized appreciation/depreciation	4,356	87	21,693
Net purchases (sales)	247,500	4,950	1,232,550
Net transfers in or out of Level 3	–	–	–
Balance as of May 31, 2011	$251,872	$5,037	$1,254,322

*	Inflation Focused Fund commenced operations on April 20, 2011.

(p)

Disclosures about Derivative Instruments and Hedging Activities–High Yield Fund, Income Fund and Short Duration Income Fund entered into forward foreign currency exchange contracts during the six months ended May 31, 2011 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Funds’ use of forward foreign currency exchange contracts involves the risk that Lord, Abbett & Co. LLC (“Lord Abbett”) will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being

Notes to Financial Statements (unaudited)(continued)

hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Funds’ risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts during the six months ended May 31, 2011 (as described in note 2(h)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Inflation Focused Fund entered into CPI swaps during the period ended May 31, 2011 (as described in note 2(n)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the life of the contract, to the extent that amount is positive.

As of May 31, 2011, the High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	High Yield Fund		Income Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$408,867	$408,867	$–	$3,285,290	$3,285,290
Total	$408,867	$408,867	$–	$3,285,290	$3,285,290
Liability Derivatives
Futures Contracts(2)	$–	$–	$499,630	$–	$499,630
Forward Foreign Currency Exchange Contracts (3)	923,382	923,382	–	744,258	744,258
Total	$923,382	$923,382	$499,630	$744,258	$1,243,888

	Inflation Focused Fund		Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(2)	$14,928	$14,928	$3,874,743	$–	$3,874,743
Forward Foreign Currency Exchange Contracts(1)	–	–	–	670,905	670,905
Swaps(4)	50,040	50,040	–	–	–
Total	$64,968	$64,968	$3,874,743	$670,905	$4,545,648

Notes to Financial Statements (unaudited)(continued)

	Inflation Focused Fund		Short Duration Income Fund
Liability Derivatives	Interest Rate Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(2)	$44,967	$44,967	$8,058,515	$–	$8,058,515
Forward Foreign Currency Exchange Contracts (3)	–	–	–	721,860	721,860
Swaps(5)	417,140	417,140	–	–	–
Total	$462,107	$462,107	$8,058,515	$721,860	$8,780,375

(1)	Statements of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)

Statements of Assets & Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(3)	Statements of Assets & Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets & Liabilities location: Unrealized appreciation on swaps.
(5)	Statements of Assets & Liabilities location: Unrealized depreciation on swaps.

Transactions in derivative instruments during the six months ended May 31, 2011, were as follows:

High Yield Fund			Income Fund
	Forward Foreign Currency Exchange Contracts	Total	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss) (1)
Futures Contracts	$–	$–	$(1,233,478)	$–	$(1,233,478)
Forward Foreign Currency Exchange Contracts	$(866,179)	$(866,179)	$–	$3,092,693	$3,092,693
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$–	$–	$435,349	$–	$435,349
Forward Foreign Currency Exchange Contracts	$(514,515)	$(514,515)	–	4,281,298	4,281,298
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	–	–	443	–	443
Forward Foreign Currency Exchange Contracts(4)	$38,151,438	$38,151,438	$–	$123,287,546	$123,287,546

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund			Short Duration Income Fund
	Interest Rate Contracts	Total	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss) (1)
Futures Contracts	$663	$663	$8,178,741	$–	$8,178,741
Forward Foreign Currency Exchange Contracts	–	–	–	(3,672,956)	(3,672,956)
CPI Swaps	–	–	–	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$(30,039)	$(30,039)	$(4,672,453)	$–	$(4,672,453)
Forward Foreign Currency Exchange Contracts	–	–	–	(3,205,760)	(3,205,760)
CPI Swaps	(367,100)	(367,100)	–	–	–
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	49	49	21,229	–	21,229
Forward Foreign Currency Exchange Contracts(4)	$–	$–	$–	$89,838,514	$89,838,514
CPI Swaps(4)	87,816,450	87,816,450	–	–	–

*	Calculated based on the number of contracts or notional amounts during the six months ended May 31, 2011.
(1)	Statements of Operations location: Net realized gain on investments, futures contracts and foreign currency related transactions.
(2)

Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, Swaps and translation of assets and liabilities denominated in foreign currencies.

(3)	Amount represents number of contracts.
(4)	Amount represents notional amounts in U.S. dollars.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

Floating Rate Fund
First $1 billion	.50%
Over $1 billion	.45%

High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%

Notes to Financial Statements (unaudited)(continued)

Income Fund
First $3 billion	.50%
Over $3 billion	.45%

Inflation Focused Fund
First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

Short Duration Income Fund
First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended May 31, 2011, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Effective Management Fee
Convertible Fund	.70%
Floating Rate Fund	.46%
High Yield Fund	.58%
Income Fund	.50%
Inflation Focused Fund	.00%
Short Duration Income Fund	.26%

For the period December 1, 2010 through March 31, 2011, Lord Abbett contractually agreed to waive all or a portion of Floating Rate Fund’s management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, did not exceed an annual rate of .65%. Effective April 1, 2011, the contractual waiver/reimbursement for the Fund was discontinued.

For the period December 1, 2010 through March 31, 2012, Lord Abbett contractually agreed to waive all or a portion of High Yield Fund’s management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .78%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

For the period December 1, 2010 through March 31, 2011, Lord Abbett contractually agreed to reimburse the Class A 12b-1 fee of High Yield Fund to the extent necessary so that Class A total net annual operating expenses did not exceed an annual rate of .98%. Effective April 1, 2011, the contractual 12b-1 reimbursement was discontinued.

For the period April 20, 2011 through March 31, 2013, Lord Abbett contractually agreed to waive all or a portion of Inflation Focused Fund’s management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .55%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund and High Yield Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of May 31, 2011, the percentages of Floating Rate Fund’s and High Yield Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds
Fund of Funds	Floating Rate Fund	High Yield Fund
Lord Abbett Balanced Strategy Fund	1.73%	14.59%
Lord Abbett Diversified Income Strategy Fund	.41%	10.72%
Lord Abbett Growth & Income Strategy Fund	.66%	7.56%
Lord Abbett Global Allocation Fund	.08%	1.53%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A(1)	Class B	Class C(2)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)

For the period December 1, 2010 through January 31, 2011, the annual Class A 12b-1 fee rate for the Convertible Fund and High Yield Fund were .35% (.25% service, .10% distribution) of the Fund’s average daily net assets attributable to Class A shares.

(2)

The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate. Effective February 1, 2011, the Class C 12b-1 fees for the Convertible Fund and High Yield Fund were reduced to the blended rate as stated above.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2011:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$19,060	$116,087
Floating Rate Fund	368,729	2,189,803
High Yield Fund	80,669	503,581
Income Fund	55,730	302,811
Inflation Focused Fund	2,058	12,608
Short Duration Income Fund	1,059,607	6,272,988

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended May 31, 2011:

	Class A	Class C
Convertible Fund	$465	$2,529
Floating Rate Fund	156,334	199,045
High Yield Fund	45,901	37,383
Income Fund	27,827	32,017
Inflation Focused Fund	—	100
Short Duration Income Fund	1,009,460	1,099,616

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2011 and the fiscal year ended November 30, 2010 was as follows:

	Convertible Fund		Floating Rate Fund
	Six Months Ended 5/31/2011 (unaudited)	Year Ended 11/30/2010	Six Months Ended 5/31/2011 (unaudited)	Year Ended 11/30/2010
Distributions paid from:
Ordinary income	$6,457,497	$13,471,839	$93,976,840	$85,526,728
Net long-term capital gains	–	–	4,800,606	–
Total distributions paid	$6,457,497	$13,471,839	$98,777,446	$85,526,728

	High Yield Fund		Income Fund
	Six Months Ended 5/31/2011 (unaudited)	Year Ended 11/30/2010	Six Months Ended 5/31/2011 (unaudited)	Year Ended 11/30/2010
Distributions paid from:
Ordinary income	$51,615,384	$79,525,968	$25,691,447	$48,256,777
Total distributions paid	$51,615,384	$79,525,968	$25,691,447	$48,256,777

Notes to Financial Statements (unaudited)(continued)

	Inflation Focused Fund	Short Duration Income Fund
	Period Ended 5/31/2011 (unaudited)*	Six Months Ended 5/31/2011 (unaudited)	Year Ended 11/30/2010
Distributions paid from:
Ordinary income	$115,611	$307,838,238	$326,078,452
Net long-term capital gains	–	2,829,913	–
Total distributions paid	$115,611	$310,668,151	$326,078,452

*	For the period April 20, 2011 (commencement of operations) to May 31, 2011.

As of November 30, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Total
Convertible Fund	$–	$26,083,303	$26,083,303
High Yield Fund	–	14,901,711	14,901,711
Income Fund	4,049,527	–	4,049,527
As of May 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Floating Rate Fund
Tax cost	$343,083,160	$4,276,712,249
Gross unrealized gain	42,977,658	52,491,648
Gross unrealized loss	(6,916,268)	(8,353,963)
Net unrealized security gain	$36,061,390	$44,137,685

	High Yield Fund	Income Fund
Tax cost	$1,491,594,814	$979,940,566
Gross unrealized gain	80,451,963	53,124,797
Gross unrealized loss	(12,718,061)	(2,008,987)
Net unrealized security gain	$67,733,902	$51,115,810

	Inflation Focused Fund	Short Duration Income Fund
Tax cost	$85,463,387	$13,297,452,103
Gross unrealized gain	220,048	211,791,963
Gross unrealized loss	(130,517)	(26,476,986)
Net unrealized security gain	$89,531	$185,314,977

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization of premium and wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Funds.

Notes to Financial Statements (unaudited)(continued)

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2011 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Convertible Fund	$–	$129,582,487	$–	$86,905,153
Floating Rate Fund	–	3,183,453,582	–	1,556,649,581
High Yield Fund	–	1,150,482,265	–	861,633,416
Income Fund	236,889,846	619,147,501	237,560,319	607,253,496
Inflation Focused Fund	14,370,005	67,580,351	1,607,200	2,645,891
Short Duration Income Fund	4,146,743,905	6,685,374,220	3,749,054,364	4,563,314,303

*	Includes U.S. Government sponsored enterprises securities.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

Convertible Fund, Floating Rate Fund, and High Yield Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. Effective December 4, 2009, the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was .15% of the amount available under the Facility. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Fund paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statement of Operations over the annual period of the Facility.

Notes to Financial Statements (unaudited)(continued)

On November 22, 2010, the Funds and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of .05% was removed. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2011.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Each Fund’s investment exposure to foreign companies presents increased market, liquidity, currency, political, information and other risks. The cost of Convertible Fund’s, High Yield Fund’s, Income Fund’s and Short Duration Income Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation

Notes to Financial Statements (unaudited)(continued)

and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund may invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect each Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,357,231	$52,042,082	3,263,167	$34,792,897
Converted from Class B*	39,956	478,323	63,542	674,395
Reinvestment of distributions	139,363	1,636,169	270,377	2,859,352
Shares reacquired	(1,598,250)	(19,158,743)	(4,194,269)	(44,661,294)
Increase (decrease)	2,938,300	$34,997,831	(597,183)	$(6,334,650)

Notes to Financial Statements (unaudited)(continued)

Convertible Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	28,741	$339,698	142,692	$1,515,265
Reinvestment of distributions	8,203	95,598	23,510	247,989
Shares reacquired	(96,821)	(1,150,234)	(300,381)	(3,209,434)
Converted to Class A*	(40,084)	(478,323)	(63,786)	(674,395)
Decrease	(99,961)	$(1,193,261)	(197,965)	$(2,120,575)

Class C Shares
Shares sold	1,051,285	$12,518,349	980,582	$10,508,597
Reinvestment of distributions	58,942	687,570	114,036	1,200,931
Shares reacquired	(662,726)	(7,882,285)	(1,179,552)	(12,492,926)
Increase (decrease)	447,501	$5,323,634	(84,934)	$(783,398)

Class F Shares
Shares sold	3,827,308	$45,863,937	2,072,422	$22,306,589
Reinvestment of distributions	47,688	563,649	34,117	360,253
Shares reacquired	(638,290)	(7,625,516)	(1,082,937)	(11,608,730)
Increase	3,236,706	$38,802,070	1,023,602	$11,058,112

Class I Shares
Shares sold	330,639	$3,974,119	2,376,311	$25,870,740
Reinvestment of distributions	178,065	2,090,794	431,585	4,570,996
Shares reacquired	(1,677,440)	(20,162,260)	(12,533,167)	(133,005,053)
Decrease	(1,168,736)	$(14,097,347)	(9,725,271)	$(102,563,317)

Class P Shares
Shares sold	209	$2,493	1,046	$11,206
Reinvestment of distributions	51	602	121	1,285
Shares reacquired	(5,510)	(66,831)	(813)	(8,585)
Increase (decrease)	(5,250)	$(63,736)	354	$3,906

Class R2 Shares
Shares sold	2,432	$29,508	254	$2,741
Reinvestment of distributions	17	204	37	392
Shares reacquired	(1,193)	(14,538)	(2,854)	(31,078)
Increase (decrease)	1,256	$15,174	(2,563)	$(27,945)

Class R3 Shares
Shares sold	39,882	$480,495	18,213	$193,410
Reinvestment of distributions	1,317	15,440	2,288	24,126
Shares reacquired	(47,259)	(568,350)	(9,752)	(101,826)
Increase (decrease)	(6,060)	$(72,415)	10,749	$115,710

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	104,454,013	$981,047,323	120,431,395	$1,111,736,954
Reinvestment of distributions	3,422,651	32,099,154	3,167,319	29,200,255
Shares reacquired	(34,224,754)	(321,508,546)	(30,734,106)	(283,285,212)
Increase	73,651,910	$691,637,931	92,864,608	$857,651,997

Class C Shares
Shares sold	49,760,733	$467,827,841	65,713,002	$607,179,620
Reinvestment of distributions	1,540,818	14,459,853	1,315,766	12,141,555
Shares reacquired	(8,544,779)	(80,321,383)	(5,333,137)	(49,240,461)
Increase	42,756,772	$401,966,311	61,695,631	$570,080,714

Class F Shares
Shares sold	73,311,941	$687,909,173	80,402,596	$741,929,334
Reinvestment of distributions	1,753,226	16,427,259	1,268,097	11,696,043
Shares reacquired	(31,333,812)	(294,156,275)	(17,858,702)	(164,888,942)
Increase	43,731,355	$410,180,157	63,811,991	$588,736,435

Class I Shares
Shares sold	8,287,861	$77,878,965	9,566,637	$88,174,976
Reinvestment of distributions	511,746	4,802,664	680,539	6,275,864
Shares reacquired	(1,254,352)	(11,786,067)	(390,140)	(3,590,874)
Increase	7,545,255	$70,895,562	9,857,036	$90,859,966

Class R2 Shares
Shares sold	70,299	$659,683	1,635	$14,944
Reinvestment of distributions	1,562	14,673	81	749
Shares reacquired	(262)	(2,456)	(1,554)	(14,303)
Increase	71,599	$671,900	162	$1,390

Class R3 Shares
Shares sold	64,764	$609,108	43,909	$404,823
Reinvestment of distributions	1,741	16,336	1,035	9,558
Shares reacquired	(1,913)	(17,982)	(1,690)	(15,712)
Increase	64,592	$607,462	43,254	$398,669

High Yield Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	20,059,700	$158,562,256	39,520,625	$297,852,926
Converted from Class B*	286,040	2,260,704	408,041	3,055,250
Reinvestment of distributions	1,672,264	13,270,407	3,008,973	22,636,506
Shares reacquired	(11,600,502)	(91,666,117)	(28,750,511)	(215,014,394)
Increase	10,417,502	$82,427,250	14,187,128	$108,530,288

Notes to Financial Statements (unaudited)(continued)

High Yield Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	65,928	$519,689	865,487	$6,458,345
Reinvestment of distributions	78,710	621,321	226,449	1,693,344
Shares reacquired	(514,686)	(4,059,915)	(834,161)	(6,238,282)
Converted to Class A*	(287,130)	(2,260,704)	(409,748)	(3,055,250)
Decrease	(657,178)	$(5,179,609)	(151,973)	$(1,141,843)

Class C Shares
Shares sold	5,692,480	$44,815,677	10,283,645	$77,395,313
Reinvestment of distributions	433,696	3,425,102	710,355	5,324,180
Shares reacquired	(2,457,237)	(19,335,055)	(3,558,998)	(26,715,885)
Increase	3,668,939	$28,905,724	7,435,002	$56,003,608

Class F Shares
Shares sold	9,427,167	$74,483,270	14,711,073	$111,630,090
Reinvestment of distributions	431,933	3,426,223	288,174	2,185,277
Shares reacquired	(3,744,927)	(29,619,446)	(2,488,774)	(18,796,879)
Increase	6,114,173	$48,290,047	12,510,473	$95,018,488

Class I Shares
Shares sold	12,425,126	$98,400,830	21,330,646	$162,647,833
Reinvestment of distributions	2,517,214	20,059,419	5,019,665	37,892,309
Shares reacquired	(3,189,170)	(25,437,987)	(10,275,703)	(77,942,336)
Increase	11,753,170	$93,022,262	16,074,608	$122,597,806

Class P Shares
Shares sold	27,502	$221,219	43,988	$335,167
Reinvestment of distributions	4,623	37,163	8,478	64,654
Shares reacquired	(6,753)	(53,978)	(6,237)	(47,701)
Increase	25,372	$204,404	46,229	$352,120

Class R2 Shares
Shares sold	199,899	$1,584,397	228,773	$1,733,253
Reinvestment of distributions	577	4,611	363	2,762
Shares reacquired	(72,101)	(573,517)	(58,674)	(440,247)
Increase	128,375	$1,015,491	170,462	$1,295,768

Class R3 Shares
Shares sold	683,588	$5,437,744	787,193	$5,989,887
Reinvestment of distributions	42,747	341,293	43,669	331,861
Shares reacquired	(241,115)	(1,922,401)	(157,578)	(1,199,080)
Increase	485,220	$3,856,636	673,284	$5,122,668

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	24,425,421	$69,927,142	70,335,414	$196,638,430
Converted from Class B*	742,511	2,129,395	1,490,037	4,164,500
Reinvestment of distributions	4,910,057	14,105,068	10,967,393	30,666,890
Shares reacquired	(33,580,098)	(95,758,047)	(55,939,678)	(156,352,306)
Increase (decrease)	(3,502,109)	$(9,596,442)	26,853,166	$75,117,514

Class B Shares
Shares sold	215,368	$614,383	1,688,500	$4,681,028
Reinvestment of distributions	121,709	349,622	388,447	1,083,690
Shares reacquired	(1,080,218)	(3,088,802)	(2,822,586)	(7,892,813)
Converted to Class A*	(741,274)	(2,129,395)	(1,489,057)	(4,164,500)
Decrease	(1,484,415)	$(4,254,192)	(2,234,696)	$(6,292,595)

Class C Shares
Shares sold	7,629,353	$21,914,147	28,592,292	$80,535,034
Reinvestment of distributions	824,102	2,377,307	1,490,121	4,190,408
Shares reacquired	(9,842,461)	(28,227,591)	(9,160,513)	(25,778,423)
Decrease	(1,389,006)	$(3,936,137)	20,921,900	$58,947,019

Class F Shares
Shares sold	16,229,356	$46,217,031	33,754,692	$94,896,401
Reinvestment of distributions	551,035	1,582,519	476,499	1,347,274
Shares reacquired	(15,408,545)	(43,885,309)	(9,281,397)	(26,165,407)
Increase	1,371,846	$3,914,241	24,949,794	$70,078,268

Class I Shares
Shares sold	14,085,971	$40,233,710	8,853,385	$24,492,866
Reinvestment of distributions	122,609	350,798	321,742	904,610
Shares reacquired	(8,096,556)	(23,086,258)	(2,159,934)	(6,185,315)
Increase	6,112,024	$17,498,250	7,015,193	$19,212,161

Class R2 Shares
Shares sold	275,585	$793,599	52	$151
Reinvestment of distributions	120	349	270	761
Shares reacquired	(19,074)	(54,755)	–	–
Increase	256,631	$739,193	322	$912

Class R3 Shares
Shares sold	523,037	$1,503,554	463,641	$1,332,748
Reinvestment of distributions	15,045	43,441	5,612	16,003
Shares reacquired	(170,384)	(490,532)	(43,429)	(122,367)
Increase	367,698	$1,056,463	425,824	$1,226,384

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund	Period Ended May 31, 2011 (unaudited)†
Class A Shares	Shares	Amount
Shares sold	5,086,078	$76,107,174
Reinvestment of distributions	3,541	52,775
Shares reacquired	(19,324)	(287,712)
Increase	5,070,295	$75,872,237

Class C Shares
Shares sold	99,893	$1,491,886
Reinvestment of distributions	58	868
Shares reacquired	(670)	(10,018)
Increase	99,281	$1,482,736

Class F Shares
Shares sold	308,581	$4,617,624
Reinvestment of distributions	305	4,545
Shares reacquired	(26,788)	(399,666)
Increase	282,098	$4,222,503

Class I Shares
Shares sold	48,365	$722,042
Reinvestment of distributions	28	426
Increase	48,393	$722,468

Class R2 Shares
Shares sold	670.667	$10,060
Reinvestment of distributions	1.765	26
Increase	672.432	$10,086

Class R3 Shares
Shares sold	670.667	$10,060
Reinvestment of distributions	1.816	27
Increase	672.483	$10,087
†	For the period April 20, 2011 (commencement of operations) to May 31, 2011.

Short Duration Income Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	411,530,112	$1,897,335,014	986,054,275	$4,544,652,559
Converted from Class B*	187,559	863,676	745,784	3,431,065
Reinvestment of distributions	24,964,552	115,074,822	29,909,378	137,930,490
Shares reacquired	(291,284,644)	(1,342,548,230)	(341,710,141)	(1,576,681,396)
Increase	145,397,579	$670,725,282	674,999,296	$3,109,332,718

Notes to Financial Statements (unaudited)(concluded)

Short Duration Income Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	642,894	$2,968,858	4,567,785	$20,974,442
Reinvestment of distributions	170,099	785,214	304,903	1,406,151
Shares reacquired	(1,292,545)	(5,967,770)	(1,989,637)	(9,186,345)
Converted to Class A*	(187,256)	(863,676)	(744,377)	(3,431,065)
Increase (decrease)	(666,808)	$(3,077,374)	2,138,674	$9,763,183

Class C Shares
Shares sold	200,206,425	$928,898,648	557,454,522	$2,585,225,603
Reinvestment of distributions	12,863,876	59,678,493	13,313,628	61,812,913
Shares reacquired	(106,460,346)	(493,765,430)	(72,226,826)	(335,810,793)
Increase	106,609,955	$494,811,711	498,541,324	$2,311,227,723

Class F Shares
Shares sold	323,509,236	$1,489,784,265	563,246,083	$2,594,796,239
Reinvestment of distributions	8,871,375	40,854,465	7,200,021	33,259,442
Shares reacquired	(198,308,996)	(913,052,066)	(165,829,350)	(765,804,786)
Increase	134,071,615	$617,586,664	404,616,754	$1,862,250,895

Class I Shares
Shares sold	49,496,695	$227,943,202	57,626,156	$265,384,880
Reinvestment of distributions	1,318,364	6,074,291	1,187,269	5,478,003
Shares reacquired	(19,120,895)	(88,029,111)	(18,874,291)	(87,314,817)
Increase	31,694,164	$145,988,382	39,939,134	$183,548,066

Class R2 Shares
Shares sold	592,172	$2,732,782	364,777	$1,685,527
Reinvestment of distributions	2,629	12,133	693	3,223
Shares reacquired	(174,867)	(807,143)	(73,988)	(342,815)
Increase	419,934	$1,937,772	291,482	$1,345,935

Class R3 Shares
Shares sold	2,680,918	$12,378,724	2,687,987	$12,460,528
Reinvestment of distributions	44,387	205,045	13,212	61,370
Shares reacquired	(2,994,577)	(13,811,483)	(431,584)	(1,991,672)
Increase (decrease)	(269,272)	$(1,227,714)	2,269,615	$10,530,226

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contracts

At meetings held on December 15 and 16, 2010, the Board of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate securities index; (2) information on the expense ratios, effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund (if Lord Abbett managed other accounts with such a strategy); (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of one or more performance universes.

As to Convertible Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the eight-month and one-year periods, the third quintile for the three-year period, and the fourth quintile for the five-year period. The Board also observed that the investment performance was lower than that of the Lipper Convertible Securities Index for each of those periods.

As to Floating Rate Fund, the Board noted that the Fund had commenced investment operations on December 14, 2007 and commenced performance on December 31, 2007, and accordingly it was not possible to reach definitive conclusions regarding its investment performance or its operations generally. The Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the eight-month and one-year periods and the second quintile for the period since inception. The Board also observed that there was no Lipper index for the loan participation objective.

As to High Yield Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the eight-month and one-year periods, the first quintile for the three-year and five-year periods, and the second quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper High Current Yield Index for each of those periods, except for the eight-month period.

As to Income Fund, the Board noted that in December 2007 the Fund changed its investment objective from high current income consistent with reasonable risk to a high level of income consistent with preservation of capital and eliminated a fundamental investment restriction that prohibited it from investing in securities other than U.S. Government securities, resulting in the Fund being classified by Lipper as a BBB-rated corporate debt fund. The Board considered the investment performance of the Fund in relation to two different performance universes, the first consisting of BBB-rated corporate debt funds and the second consisting of A-rated corporate debt funds. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the eight-month, one-year, and ten-year periods and the first quintile for the three-year and five-year periods. The Board observed that the investment performance of the Class A shares was lower than that of the Lipper BBB-Rated Corporate Debt Index for the eight-month period and higher than that of the Index for the one-year, three-year, five-year, and ten-year periods. The Board observed that the investment performance was in the first quintile of the second performance universe for the eight-month, one-year, three-year, five-year, and ten-year periods. The Board also observed that the investment performance was higher than that of the Lipper A-Rated Corporate Debt Index for each of those periods.

As to Short Duration Income Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the eight-month, one-year, three-year, five-year, and ten-year periods and higher than that of the Lipper Short Investment-Grade Debt Index for each of those periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board noted that Lord Abbett had made changes to the management of Convertible Fund in 2009, naming Christopher J. Towle portfolio manager and integrating the personnel involved with Convertible Fund more closely with other fixed income investment personnel. The Board also noted that that High Yield Fund’s portfolio manager, Michael S. Goldstein, had left Lord Abbett in December 2010 and had been replaced by Mr. Towle and Stephen F. Rocco. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more peer groups. The Board considered the fiscal periods on which the peer group comparison or comparisons were based, and noted that such periods ended before September 30, 2010. It also considered the projected expense levels of each Fund. It also considered the amount and nature of the fees paid by shareholders.

As to Convertible Fund, the Board observed that for the fiscal year ended November 30, 2009 the contractual and actual management and administrative services fees were approximately fourteen basis points above the median of the peer group. The Board also observed that for the fiscal year ended November 30, 2009 the total expense ratio of Class A was approximately three basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, and the total expense ratio of Class I was approximately two basis points above the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class F, Class B, Class R2, and Class R3 shares or an equivalent class of shares, so Lipper had not provided an expense group comparison for those classes. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

As to Floating Rate Fund, the Board observed that for the fiscal year ended November 30, 2009 the contractual management and administrative services fees were approximately fourteen basis points below the median of the peer group and the actual management and administrative services fees were approximately thirty-one basis points below the median of the peer group. The Board observed that for the fiscal year ended November 30, 2009 the total expense ratio of Class A was approximately thirty-seven basis points below the median of the peer group, the total expense ratios of Class C and Class I were approximately thirty-eight basis points below the median of the peer group, the total expense ratio of Class F was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately forty-eight basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately forty-two basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and had been operational for Class R3 for only a portion of the fiscal year and that had it been operational for those classes for the entire fiscal year the expense ratios of Class R2 and Class R3 would have been approximately sixty and fifty-six basis points higher, respectively. The Board noted that effective April 1, 2010 the Trust and Lord Abbett had agreed to an expense limitation agreement that had the effect of limiting the total expense ratio of Class A to not more than 0.85%, the total expense ratio of Class C to not more than 1.65%, the total expense ratio of Class F to not more than 0.75%, the total expense ratio of Class I to not more than 0.65%, the total expense ratio of Class R2 to not more than 1.25%, and the total expense ratio of Class R3 to not more than 1.15% but that Lord Abbett did not propose to enter into a new expense limitation agreement. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

As to High Yield Fund, the Board observed that for the fiscal year ended November 30, 2009 the contractual and actual management and administrative services fees were approximately six basis points above the median of the peer group. The Board observed that for the fiscal year ended November 30, 2009 the total expense ratio of Class A was approximately seven basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately three basis points above the median of the peer group, the total expense ratio of Class F was approximately eight basis points above the median of the peer group, the total expense ratio of Class I was approximately twenty-six basis points above the median of the peer group, the total expense ratio of Class P was approximately six basis points above the median of the peer group, the total expense ratio of Class R2 was approximately eighteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately eight basis points above the median of the peer group. The Board noted that effective April 1, 2010 the Trust and Lord Abbett had agreed to an expense limitation agreement that had the effect of limiting the total expense ratio of Class A to not more than 0.98% (after Lord Abbett’s reimbursement of a portion of the Class A Rule 12b-1 fee), the total expense ratios of Class B and Class C to not more than 1.78%, the total expense ratio of Class F to not more than 0.88%, the total expense ratio of Class I to not more than 0.78%, the total expense ratio of Class P to not more than 1.23%, the total expense ratio of Class R2 to not more than 1.38%, and the total expense ratio of Class R3 to not more than 1.28% and that Lord Abbett proposed to renew the new management fee waiver through January 31, 2012 but was not proposing to renew the Class A Rule 12b-1 fee reimbursement. The Board considered how these expense ratios would relate to those of the peer group.

As to Income Fund, the Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of BBB-rated corporate debt funds and the second consisting of A-rated corporate debt funds. As to the first peer group, the Board observed that for the fiscal year ended November 30, 2009 the contractual management and administrative services fees were approximately four basis points above the median of the peer group and the actual management and administrative service fees were approximately the same as the median of the peer group. The Board also observed that for the fiscal year ended November 30, 2009 the total expense ratio of Class A was approximately five basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately two basis points below the median of the peer group, the total expense ratio of Class F was the same as the median of the peer group, the total expense ratio of Class I was approximately three basis points above the median of the peer group next, the total expense ratio of Class R2 was approximately forty-nine basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately one basis point above the median of the peer group. As to the second peer group, the Board observed that for the fiscal year ended November 30, 2009 the contractual management and administrative services fees were approximately one basis point below the median of that peer group and the actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that for the fiscal year ended November 30, 2009 the total expense ratios of Class A and Class I were approximately two basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately five basis points below the median of the peer group, the total expense ratio of Class F was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately fifty-three basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and that had it been operational the expense ratio of Class R2 would have been approximately sixty basis points higher. The Board also noted that the Class A and Class C expense ratios did not reflect recent reductions in Rule 12b-1 fees. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of each peer group.

As to Short Duration Income Fund, the Board observed that for the fiscal year ended November 30, 2009 the contractual management and administrative services fees for the Fund were approximately eleven basis points below the median of the peer group and the actual management and administrative services fees were approximately nine basis points below the median of the peer group. The Board also observed that for the fiscal year ended November 30, 2009 the total expense ratio of Class A was approximately eleven basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately eight basis points below the median of the peer group, the total expense ratio of Class F was approximately two basis points above the median of the peer group, the total expense ratio of Class I was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately four basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twenty-two basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 for a portion of the fiscal year and that had it been operational the expense ratio of Class R2 would have been approximately six basis points higher. The Board also noted that the Class A and Class C expense ratios did not reflect recent reductions in Rule 12b-1 fees. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2010 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Income Fund

LAIT-3-0511

(07/11)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 26, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 26, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 26, 2011